GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 95.4%

	U.S. Government — 95.4%

4,180,626	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25(a)	4,322,632

9,708,322	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27(a)	10,287,885

19,736,801	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28(a)	21,285,579

32,786,545	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28(a)	38,564,439

6,226,659	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28(a)	6,899,050

11,269,835	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29(a)	12,617,320

37,063,302	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29(a)	46,777,790

20,266,660	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/30(a)	21,509,372

	Total U.S. Government	162,264,067

	TOTAL DEBT OBLIGATIONS (COST $150,765,299)	162,264,067

	MUTUAL FUNDS — 4.8%

	United States — 4.8%

	Affiliated Issuers — 4.8%

1,598,174	GMO U.S. Treasury Fund	8,054,797

	TOTAL MUTUAL FUNDS (COST $8,038,263)	8,054,797

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

903,684	State Street Institutional Treasury Money Market Fund-Premier Class, 0.12%(b)	903,684

	TOTAL SHORT-TERM INVESTMENTS (COST $903,684)	903,684

	TOTAL INVESTMENTS — 100.7% (Cost $159,707,246)	171,222,548

	Other Assets and Liabilities (net) — (0.7%)	(1,182,770)

	TOTAL NET ASSETS — 100.0%	$170,039,778

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2020.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 39.9%

	United States — 39.9%

	Asset-Backed Securities — 18.5%

8,000,000	Americold LLC, Series 10-ARTA, Class C, 144A, 6.81%, due 01/14/29	8,052,867

1,145,000	Aventura Mall Trust, Series 13-AVM, Class C, 144A, Variable Rate, 3.74%, due 12/05/32	1,145,023

500,000	BAMLL Commercial Mortgage Securities Trust, Series 12-PARK, Class A, 144A, 2.96%, due 12/10/30	519,816

282,817	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.59%, due 12/11/40	282,617

5,100,000	CGRBS Commercial Mortgage Trust, Series 13-VN05, Class C, 144A, Variable Rate, 3.58%, due 03/13/35	5,383,253

29,970,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	31,676,869

2,210,000	Commercial Mortgage Trust, Series 13-WWP, Class B, 144A, 3.73%, due 03/10/31	2,347,763

6,461,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	6,834,860

6,310,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	6,730,176

4,015,340	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 06-4TS, Class A, 144A, 5.40%, due 12/13/28	4,064,998

1,000,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class A, 144A, 3.35%, due 07/13/29	1,018,873

490,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class B, 144A, Variable Rate, 3.45%, due 07/13/29	498,844

250,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class E, 144A, Variable Rate, 3.45%, due 07/13/29	254,665

300,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class F, 144A, Variable Rate, 3.45%, due 07/13/29	305,598

375,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	383,384

100,000	Morgan Stanley Capital I Trust, Series 14-MP, Class C, 144A, Variable Rate, 3.69%, due 08/11/33	102,340

5,000,000	Morgan Stanley Capital I Trust, Series 14-MP, Class E, 144A, Variable Rate, 3.69%, due 08/11/33	5,116,996

	Total Asset-Backed Securities	74,718,942

Par Value† / Shares		Description	Value ($)

		U.S. Government — 6.9%

	7,407,000	U.S. Treasury Bond, 3.75%, due 11/15/43	11,003,735

	4,750,000	U.S. Treasury Bond, 3.38%, due 05/15/44(a)	6,703,809

	8,600,000	U.S. Treasury Note, 2.25%, due 08/15/49(a)	10,315,969

		Total U.S. Government	28,023,513

		U.S. Government Agency — 14.5%

	15,000,000	Federal National Mortgage Association, TBA, 2.50%, due 08/01/34	15,697,266

	13,300,000	Federal National Mortgage Association, TBA, 4.00%, due 08/01/48	14,156,188

	8,900,000	Federal National Mortgage Association, TBA, 3.50%, due 04/01/49	9,389,500

	17,700,000	Federal National Mortgage Association, TBA, 3.00%, due 12/01/49	18,618,188

	900,000	Government National Mortgage Association, TBA, 3.50%, due 06/01/49	953,789

		Total U.S. Government Agency	58,814,931

		TOTAL DEBT OBLIGATIONS (COST $154,599,460)	161,557,386

		INVESTMENT FUNDS — 18.4%

		United States — 18.4%

	565,862	iShares iBoxx $ Investment Grade Corporate Bond ETF	74,705,101

		TOTAL INVESTMENT FUNDS (COST $68,276,976)	74,705,101

		MUTUAL FUNDS — 35.4%

		United States — 35.4%

		Affiliated Issuers — 35.4%

	859,465	GMO Emerging Country Debt Fund, Class IV	21,366,312

	3,218,662	GMO Opportunistic Income Fund, Class VI	81,721,830

	8,011,002	GMO U.S. Treasury Fund	40,375,453

		TOTAL MUTUAL FUNDS (COST $150,344,466)	143,463,595

		SHORT-TERM INVESTMENTS — 22.4%

		Foreign Government Obligations — 19.9%

JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/15/20	17,618,879

JPY	1,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/22/20	12,055,423

JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/06/20	30,604,123

JPY	2,200,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/27/20	20,404,100

		Total Foreign Government Obligations	80,682,525

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Money Market Funds — 2.5%

10,051,095	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12%(b)	10,051,095

	TOTAL SHORT-TERM INVESTMENTS (COST $90,217,388)	90,733,620

	TOTAL INVESTMENTS — 116.1% (Cost $463,438,290)	470,459,702

	Other Assets and Liabilities (net) — (16.1%)	(65,359,603)

	TOTAL NET ASSETS — 100.0%	$405,100,099

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/06/2020	MSCI	AUD	12,246,000	USD	7,845,706	(316,960)
08/04/2020	MSCI	BRL	7,000,629	USD	1,248,329	(60,036)
06/03/2020	GS	CAD	3,012,344	USD	2,140,000	(47,852)
06/03/2020	JPM	CAD	21,085,233	USD	14,840,000	(474,111)
06/03/2020	MSCI	CAD	19,815,661	USD	13,890,000	(502,026)
08/14/2020	BCLY	CHF	1,578,810	USD	1,630,000	(14,923)
08/14/2020	JPM	CHF	3,792,946	USD	3,940,000	(11,777)
08/14/2020	MSCI	CHF	401,389	USD	415,579	(2,618)
06/03/2020	MSCI	CLP	2,021,698,500	USD	2,362,076	(163,782)
09/01/2020	JPM	CLP	2,021,698,500	USD	2,476,358	(50,106)
08/06/2020	MSCI	COP	5,615,026,500	USD	1,396,286	(100,799)
07/14/2020	JPM	CZK	33,108,398	USD	1,340,000	(26,081)
07/14/2020	MSCI	CZK	25,872,705	USD	1,041,281	(26,250)
07/27/2020	JPM	EUR	2,521,000	USD	2,725,221	(76,407)
08/14/2020	JPM	GBP	7,019,000	USD	8,668,283	(2,714)
07/14/2020	JPM	HUF	721,912,819	USD	2,182,423	(125,638)
08/19/2020	BCLY	IDR	4,504,830,000	USD	300,000	(2,381)
08/19/2020	JPM	IDR	9,817,500,000	USD	660,000	1,013
08/31/2020	MSCI	ILS	1,665,763	USD	475,919	622
06/04/2020	GS	INR	40,211,100	USD	530,000	(2,002)
06/04/2020	JPM	INR	104,644,042	USD	1,381,512	(2,953)
07/01/2020	GS	INR	25,001,460	USD	330,000	(203)
06/02/2020	CITI	JPY	170,548,799	USD	1,549,288	(32,137)
06/09/2020	BOA	JPY	313,549,892	USD	2,920,000	12,396
06/09/2020	JPM	JPY	1,234,809,965	USD	11,200,000	(250,612)
06/15/2020	BCLY	JPY	1,900,000,000	USD	17,825,837	205,084
06/22/2020	CITI	JPY	1,300,000,000	USD	11,808,113	(249,562)
07/06/2020	JPM	JPY	3,300,000,000	USD	30,486,870	(127,915)
07/27/2020	JPM	JPY	2,200,000,000	USD	20,481,071	64,657
07/01/2020	BCLY	KRW	1,785,726,000	USD	1,460,000	11,435
08/05/2020	MSCI	NZD	22,900,000	USD	13,897,325	(312,839)
06/02/2020	BCLY	PHP	17,220,660	USD	340,000	(195)
06/02/2020	CITI	PHP	22,073,040	USD	440,000	3,946
06/02/2020	JPM	PHP	10,139,600	USD	200,000	(308)
06/02/2020	MSCI	PHP	34,267,190	USD	670,797	(6,152)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/01/2020	JPM	PHP	18,817,830	USD	370,000	(554)
06/15/2020	BOA	PLN	1,702,413	USD	410,000	(14,408)
06/15/2020	CITI	PLN	1,627,775	USD	390,000	(15,801)
06/15/2020	JPM	PLN	3,093,304	USD	750,000	(21,154)
06/15/2020	MSCI	PLN	7,074,329	USD	1,833,792	70,176
06/30/2020	CITI	RON	1,586,723	USD	360,000	(2,774)
07/17/2020	MSCI	RUB	176,898,180	USD	2,357,955	(136,253)
06/08/2020	JPM	SEK	22,843,768	USD	2,270,000	(154,496)
08/18/2020	MSCI	SGD	286,744	USD	201,401	(1,622)
06/15/2020	BCLY	THB	10,850,216	USD	340,000	(1,075)
06/15/2020	MSCI	THB	18,000,124	USD	559,601	(6,230)
07/16/2020	JPM	TRY	1,595,702	USD	230,000	(485)
08/06/2020	JPM	USD	5,574,472	AUD	8,650,000	191,252
08/06/2020	MSCI	USD	3,737,766	AUD	5,710,000	68,279
08/04/2020	GS	USD	380,000	BRL	2,179,832	27,394
08/04/2020	MSCI	USD	1,340,000	BRL	7,202,808	6,151
06/03/2020	BOA	USD	3,870,000	CAD	5,333,367	3,601
06/03/2020	JPM	USD	25,132,634	CAD	33,833,361	(559,615)
06/03/2020	MSCI	USD	3,010,000	CAD	4,208,486	46,604
08/14/2020	MSCI	USD	780,000	CHF	757,656	9,383
06/03/2020	JPM	USD	2,476,055	CLP	2,021,698,500	49,803
09/01/2020	MSCI	USD	280,000	CLP	226,156,000	2,621
07/14/2020	GS	USD	460,000	CZK	11,373,595	9,285
07/14/2020	JPM	USD	1,240,000	CZK	29,954,829	(4,037)
07/27/2020	JPM	USD	1,605,246	EUR	1,440,000	(4,950)
07/14/2020	CITI	USD	120,000	HUF	37,548,204	47
08/19/2020	JPM	USD	1,726,187	IDR	26,486,606,000	51,693
06/04/2020	JPM	USD	1,899,963	INR	144,855,142	16,505
07/01/2020	JPM	USD	609,502	INR	46,340,412	2,532
06/02/2020	JPM	USD	1,640,000	JPY	170,548,799	(58,575)
06/09/2020	CITI	USD	1,549,915	JPY	170,548,799	31,615
06/09/2020	DB	USD	1,200,000	JPY	128,318,640	(10,078)
06/09/2020	JPM	USD	28,172,116	JPY	3,013,744,171	(225,132)
07/01/2020	BCLY	USD	2,100,000	KRW	2,575,279,000	(10,957)
07/01/2020	CITI	USD	223,232	KRW	276,120,460	754
07/01/2020	MSCI	USD	470,000	KRW	576,211,540	(2,582)
08/21/2020	BOA	USD	460,000	MXN	10,803,729	21,555
08/21/2020	CITI	USD	420,000	MXN	9,391,026	(1,414)
08/21/2020	MSCI	USD	1,406,175	MXN	33,539,090	88,764
06/04/2020	JPM	USD	5,734,476	NOK	53,707,670	(209,381)
08/11/2020	JPM	USD	2,980,000	NOK	29,713,566	78,243
08/11/2020	MSCI	USD	6,583,014	NOK	67,365,961	350,569
08/05/2020	BCLY	USD	781,949	NZD	1,274,000	8,607
08/05/2020	JPM	USD	5,085,902	NZD	8,306,000	68,230
08/06/2020	BCLY	USD	270,000	PEN	926,235	(91)
08/06/2020	JPM	USD	1,270,000	PEN	4,337,240	(6,108)
06/02/2020	JPM	USD	880,000	PHP	44,832,190	5,661
06/02/2020	MSCI	USD	760,000	PHP	38,868,300	7,845
09/01/2020	MSCI	USD	285,741	PHP	14,582,790	1,418
06/15/2020	BOA	USD	270,000	PLN	1,111,960	7,209
06/15/2020	CITI	USD	650,000	PLN	2,699,405	22,956
06/30/2020	DB	USD	400,000	RON	1,800,181	11,577
06/30/2020	MSCI	USD	156,692	RON	704,720	4,429
06/08/2020	MSCI	USD	9,486,858	SEK	89,817,773	45,843
08/04/2020	BCLY	USD	1,730,000	SEK	16,695,538	42,895
08/04/2020	MSCI	USD	5,775,304	SEK	56,964,421	273,734

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/18/2020	GS	USD	320,000	SGD	452,484	371
08/18/2020	JPM	USD	1,500,000	SGD	2,116,390	(1,538)
06/15/2020	CITI	USD	500,000	THB	15,902,800	(98)
06/16/2020	JPM	USD	480,000	TRY	3,412,080	18,032
07/16/2020	JPM	USD	1,481,133	TRY	10,528,764	39,650
07/07/2020	JPM	USD	310,000	TWD	9,288,530	520
07/07/2020	MSCI	USD	1,670,000	TWD	49,747,380	(6,920)
07/31/2020	DB	USD	910,000	ZAR	16,381,205	17,663
07/31/2020	JPM	USD	800,000	ZAR	14,082,605	(2,506)

						$(2,445,554)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
24	U.S. Long Bond (CBT)	September 2020	4,281,000	23,328
106	U.S. Treasury Note 2 Yr. (CBT)	September 2020	23,409,437	6,514
464	U.S. Treasury Note 5 Yr. (CBT)	September 2020	58,290,000	108,207
74	U.S. Treasury Note 10 Yr. (CBT)	September 2020	10,290,625	32,001
113	U.S. Treasury Ultra 10 Yr. (CBT)	September 2020	17,778,078	81,182
26	U.S. Ultra Bond (CBT)	September 2020	5,668,813	17,059

			$119,717,953	$268,291

Sales
6	Canadian Government Bond 10 Yr.	September 2020	$669,528	$2,301

+	Buys - Fund is long the futures contract.
Sales	- Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month AUD BBSW	0.94%	AUD	6,310,000	06/17/2030	Semi-Annually	—	22,340	22,340
6 Month AUD BBSW	0.91%	AUD	6,640,000	06/17/2030	Semi-Annually	—	12,701	12,701
6 Month AUD BBSW	0.90%	AUD	28,940,000	06/17/2030	Semi-Annually	10,464	28,981	18,517
6 Month AUD BBSW	0.90%	AUD	13,290,000	06/17/2030	Semi-Annually	—	17,635	17,635
6 Month AUD BBSW	0.89%	AUD	12,130,000	06/17/2030	Semi-Annually	11,111	8,199	(2,912)
0.88%	6 Month AUD BBSW	AUD	9,280,000	06/17/2030	Semi-Annually	—	(533)	(533)
0.89%	6 Month AUD BBSW	AUD	5,100,000	06/17/2030	Semi-Annually	—	(3,779)	(3,779)
6 Month AUD BBSW	0.95%	AUD	9,810,000	06/17/2030	Semi-Annually	3,118	41,118	38,000
3 Month CAD LIBOR	0.98%	CAD	16,770,000	06/17/2030	Semi-Annually	—	(32,510)	(32,510)
1.04%	3 Month CAD LIBOR	CAD	360,000	06/17/2030	Semi-Annually	—	(929)	(929)
3 Month CAD LIBOR	1.10%	CAD	14,680,000	06/17/2030	Semi-Annually	(35,064)	101,148	136,212
3 Month CAD LIBOR	1.29%	CAD	2,760,000	06/17/2030	Semi-Annually	—	55,081	55,081
3 Month CAD LIBOR	1.07%	CAD	15,590,000	06/17/2030	Semi-Annually	1,872	74,385	72,513
6 Month CHF LIBOR	(0.34)%	CHF	42,810,000	06/17/2030	Semi-Annually	196,990	31,226	(165,764)
0.63%	3 Month NZD Bank Bill Rate	NZD	2,020,000	06/17/2030	Quarterly	(857)	10,622	11,479
0.70%	3 Month NZD Bank Bill Rate	NZD	2,730,000	06/17/2030	Quarterly	—	2,045	2,045
3 Month SEK STIBOR	0.37%	SEK	91,100,000	06/17/2030	Quarterly	(10,203)	(9,100)	1,103

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	0.40%	SEK	186,400,000	06/17/2030	Quarterly	26,646	50,224	23,578
3 Month SEK STIBOR	0.35%	SEK	45,200,000	06/17/2030	Quarterly	—	(10,477)	(10,477)
(0.01)%	6 Month EURIBOR	EUR	3,720,000	06/19/2030	Semi-Annually	—	(50,379)	(50,379)
(0.01)%	6 Month EURIBOR	EUR	1,400,000	06/19/2030	Semi-Annually	—	(19,517)	(19,517)
(0.15)%	6 Month EURIBOR	EUR	5,120,000	06/19/2030	Semi-Annually	—	12,670	12,670
(0.14)%	6 Month EURIBOR	EUR	4,840,000	06/19/2030	Semi-Annually	—	7,854	7,854
(0.13)%	6 Month EURIBOR	EUR	3,510,000	06/19/2030	Semi-Annually	—	(86)	(86)
(0.12)%	6 Month EURIBOR	EUR	36,860,000	06/19/2030	Semi-Annually	(32,363)	(53,243)	(20,880)
(0.09)%	6 Month EURIBOR	EUR	2,890,000	06/19/2030	Semi-Annually	—	(13,367)	(13,367)
0.50%	6 Month GBP LIBOR	GBP	7,900,000	06/19/2030	Semi-Annually	22,972	(96,016)	(118,988)
0.57%	6 Month GBP LIBOR	GBP	4,710,000	06/19/2030	Semi-Annually	—	(94,941)	(94,941)
0.56%	6 Month GBP LIBOR	GBP	3,160,000	06/19/2030	Semi-Annually	—	(61,751)	(61,751)
6 Month GBP LIBOR	0.48%	GBP	3,070,000	06/19/2030	Semi-Annually	—	30,130	30,130
6 Month GBP LIBOR	0.48%	GBP	1,540,000	06/19/2030	Semi-Annually	—	15,304	15,304
0.46%	6 Month GBP LIBOR	GBP	11,430,000	06/19/2030	Semi-Annually	(53,391)	(86,847)	(33,456)
0.70%	3 Month USD LIBOR	USD	30,580,000	06/19/2030	Quarterly	(16,348)	(163,682)	(147,334)
3 Month USD LIBOR	0.69%	USD	3,930,000	06/19/2030	Quarterly	—	16,956	16,956
3 Month USD LIBOR	0.65%	USD	1,980,000	06/19/2030	Quarterly	—	614	614
3 Month USD LIBOR	0.67%	USD	4,350,000	06/19/2030	Quarterly	—	8,446	8,446
3 Month USD LIBOR	0.69%	USD	1,940,000	06/19/2030	Quarterly	—	8,754	8,754
3 Month USD LIBOR	0.66%	USD	1,570,000	06/19/2030	Quarterly	—	2,429	2,429
3 Month USD LIBOR	0.67%	USD	1,580,000	06/19/2030	Quarterly	—	3,146	3,146
3 Month USD LIBOR	0.64%	USD	4,000,000	06/19/2030	Quarterly	—	(2,516)	(2,516)
0.65%	3 Month USD LIBOR	USD	16,540,000	06/19/2030	Quarterly	(73,080)	(6,768)	66,312

						$51,867	$(144,433)	$(196,300)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2020.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 94.4%

		Albania — 1.1%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25(a)(b)	45,439,083

		Angola — 0.5%

		Foreign Government Obligations

	936,000	Republic of Angola Via Avenir II BV, Reg S, 6 mo. LIBOR + 4.50%, 6.39%, due 12/07/23	655,200

	23,300,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	13,885,344

	7,300,000	Angolan Government International Bond, Reg S, 9.13%, due 11/26/49	4,368,594

		Total Angola	18,909,138

		Argentina — 2.5%

		Foreign Government Obligations

	5,400,000	Republic of Argentina, 7.50%, due 04/22/26(c)	2,041,875

	23,100,000	Republic of Argentina, 6.88%, due 01/26/27(c)	8,373,750

	27,500,000	Republic of Argentina, 7.63%, due 04/22/46(c)	10,243,750

	7,600,000	Republic of Argentina, 7.13%, due 06/28/2117 (c)	2,686,125

EUR	12,000,000	Republic of Argentina, Reg S, 5.25%, due 01/15/28(c)	4,595,608

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33(c)(d)	879,922

EUR	17,641,371	Republic of Argentina Discount Bond, 7.82%, due 12/31/33(c)	8,292,097

	51,095,149	Republic of Argentina Discount Bond, 8.28%, due 12/31/33(c)	21,122,105

EUR	36,050,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38(c)	14,006,061

EUR	80,830,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38(c)	29,861,726

		Total Argentina	102,103,019

		Armenia — 0.3%

		Foreign Government Agency — 0.2%

	10,900,000	Ardshinbank CJSC Via Dilijan Finance BV, 144A, 6.50%, due 01/28/25	9,592,000

		Foreign Government Obligations — 0.1%

	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,507,102

		Total Armenia	12,099,102

		Azerbaijan — 1.3%

		Foreign Government Agency — 0.8%

	11,102,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	9,977,922

Par Value†	Description	Value ($)

	Azerbaijan — continued

	Foreign Government Agency — continued

18,400,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	21,148,500

		31,126,422

	Foreign Government Obligations — 0.5%

20,300,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	21,061,228

	Total Azerbaijan	52,187,650

	Bahamas — 0.3%

	Foreign Government Obligations

8,709,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	6,395,672

8,323,000	Bahamas Government International Bond, Reg S, 6.95%, due 11/20/29	6,843,066

	Total Bahamas	13,238,738

	Bahrain — 1.7%

	Foreign Government Obligations

19,500,000	Bahrain Government International Bond, 144A, 5.63%, due 09/30/31	18,390,937

18,700,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	16,794,938

32,050,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	32,560,797

	Total Bahrain	67,746,672

	Barbados — 0.3%

	Foreign Government Obligations

7,900,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	6,919,906

7,600,000	Barbados Government International Bond, 144A, 6.50%, due 10/01/29	6,657,125

	Total Barbados	13,577,031

	Belarus — 0.7%

	Foreign Government Agency — 0.2%

8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24	8,078,235

	Foreign Government Obligations — 0.5%

19,100,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	18,837,375

	Total Belarus	26,915,610

	Belize — 0.4%

	Foreign Government Obligations

50,932,100	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	14,807,051

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Bermuda — 0.3%

	Foreign Government Obligations

11,500,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	12,808,125

	Brazil — 2.3%

	Corporate Debt — 0.5%

21,791,926	MV24 Capital BV, 144A, 6.75%, due 06/01/34	20,103,052

	Foreign Government Agency — 0.9%

5,300,000	Centrais Eletricas Brasileiras SA, 144A, 4.63%, due 02/04/30	4,658,369

32,439,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	30,301,474

		34,959,843

	Foreign Government Obligations — 0.9%

19,897,000	Republic of Brazil, 7.13%, due 01/20/37	23,304,361

15,000,000	Republic of Brazil, 4.75%, due 01/14/50	13,785,938

		37,090,299

	Total Brazil	92,153,194

	Cameroon — 0.2%

	Foreign Government Obligations

10,300,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	9,894,438

	Chile — 2.9%

	Corporate Debt — 1.4%

26,100,000	Empresa de Transporte de Pasajeros Metro SA, 144A, 4.70%, due 05/07/50	29,897,550

20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97(d)	27,350,740

		57,248,290

	Foreign Government Agency — 1.5%

8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	9,416,000

34,700,000	Corp Nacional del Cobre de Chile, 144A, 3.70%, due 01/30/50	34,483,125

8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	8,885,700

7,600,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	7,717,800

		60,502,625

	Total Chile	117,750,915

	Colombia — 2.0%

	Foreign Government Agency — 1.6%

5,900,000	Ecopetrol SA, 6.88%, due 04/29/30	6,749,600

45,411,000	Ecopetrol SA, 7.38%, due 09/18/43	53,766,624

3,800,000	Ecopetrol SA, 5.88%, due 05/28/45	3,948,913

		64,465,137

Par Value†		Description	Value ($)

		Colombia — continued

		Foreign Government Obligations — 0.4%

	647,000	Colombia Government International Bond, 8.38%, due 02/15/27	744,859

	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28(d)	5,700,000

	7,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	9,425,812

			15,870,671

		Total Colombia	80,335,808

		Congo Republic (Brazzaville) — 1.3%

		Foreign Government Obligations

	69,470,603	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29(d)	53,818,007

		Costa Rica — 1.6%

		Foreign Government Agency — 0.2%

	13,814,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	8,957,516

		Foreign Government Obligations — 1.4%

	26,400,000	Costa Rica Government International Bond, Reg S, 9.20%, due 08/26/26	27,200,237

	36,731,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	28,661,658

			55,861,895

		Total Costa Rica	64,819,411

		Dominican Republic — 3.0%

		Asset-Backed Securities — 0.4%

	15,549,025	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	15,558,743

		Foreign Government Obligations — 2.6%

	17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	18,958,253

DOP	1,500,000,000	Dominican Republic International Bond, 144A, 10.38%, due 01/11/30	21,829,900

	11,850,000	Dominican Republic International Bond, Reg S, 7.45%, due 04/30/44	11,661,141

	35,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	33,595,194

	11,900,000	Dominican Republic International Bond, 144A, 6.40%, due 06/05/49	10,665,375

	8,600,000	Dominican Republic International Bond, 144A, 5.88%, due 01/30/60	7,280,437

			103,990,300

		Total Dominican Republic	119,549,043

		Ecuador — 1.6%

		Foreign Government Obligations

	12,250,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27(c)	4,489,625

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Ecuador — continued

	Foreign Government Obligations — continued

34,000,000	Ecuador Government International Bond, Reg S, 8.88%, due 10/23/27(c)	12,308,000

85,900,000	Ecuador Government International Bond, Reg S, 10.65%, due 01/31/29(c)	30,838,100

29,100,000	Ecuador Government International Bond, 144A, 9.50%, due 03/27/30(c)	10,577,850

20,600,000	Ecuador Social Bond Sarl, Zero Coupon, 144A, due 01/30/35	6,449,833

	Total Ecuador	64,663,408

	Egypt — 1.9%

	Foreign Government Obligations

24,000,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	22,162,500

33,900,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	33,126,656

17,400,000	Egypt Government International Bond, 144A, 8.88%, due 05/29/50	17,182,500

5,300,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	4,871,031

	Total Egypt	77,342,687

	El Salvador — 0.7%

	Foreign Government Obligations

27,775,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	22,167,922

10,400,000	El Salvador Government International Bond, 144A, 7.12%, due 01/20/50	7,965,750

	Total El Salvador	30,133,672

	Ethiopia — 0.2%

	Foreign Government Obligations

6,690,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	6,215,428

	Gabon — 0.5%

	Foreign Government Obligations

5,879,378	Gabonese Republic, Reg S, 6.38%, due 12/12/24	5,304,301

15,800,000	Gabonese Republic, 144A, 6.63%, due 02/06/31	13,168,313

	Total Gabon	18,472,614

	Ghana — 1.4%

	Foreign Government Agency — 0.3%

13,396,216	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	12,341,264

	Foreign Government Obligations — 1.1%

17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	19,519,746

12,600,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	10,950,187

Par Value†		Description	Value ($)

		Ghana — continued

		Foreign Government Obligations — continued

	14,300,000	Republic of Ghana, 144A, 8.75%, due 03/11/61	12,347,156

			42,817,089

		Total Ghana	55,158,353

		Greece — 0.2%

		Foreign Government Obligations

EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.65%, due 02/24/36	8,152,271

		Grenada — 0.2%

		Foreign Government Obligations

	11,501,250	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	8,625,938

		Guatemala — 0.8%

		Foreign Government Obligations

	11,765,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	15,441,562

	14,700,000	Republic of Guatemala, 144A, 6.13%, due 06/01/50	16,578,844

		Total Guatemala	32,020,406

		Honduras — 0.1%

		Foreign Government Obligations

	4,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	4,846,359

		India — 1.2%

		Corporate Debt — 1.0%

	16,440,000	GMR Hyderabad International Airport Ltd, Reg S, 4.25%, due 10/27/27	13,342,088

	27,700,000	Delhi International Airport Ltd., 144A, 6.45%, due 06/04/29	25,605,187

			38,947,275

		Foreign Government Agency — 0.2%

	1,500,000	Export-Import Bank of India, 144A, 3.25%, due 01/15/30	1,466,719

	7,500,000	Indian Railway Finance Corp., Ltd., 144A, 3.25%, due 02/13/30	7,413,281

			8,880,000

		Total India	47,827,275

		Indonesia — 5.3%

		Foreign Government Agency — 3.0%

	14,700,000	Hutama Karya Persero PT, 144A, 3.75%, due 05/11/30	15,251,250

	3,700,000	Indonesia Asahan Aluminium Persero PT, 144A, 5.45%, due 05/15/30	3,962,515

	15,000,000	Indonesia Asahan Aluminium Persero PT, 144A, 5.80%, due 05/15/50	16,102,500

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Indonesia — continued

		Foreign Government Agency — continued

	9,900,000	Pertamina Persero PT, 144A, 4.15%, due 02/25/60	9,504,990

	18,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	21,804,000

	8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	9,039,094

	8,000,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	9,430,000

	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	16,844,750

	23,200,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	19,879,500

			121,818,599

		Foreign Government Obligations — 2.3%

	4,100,000	Indonesia Government International Bond, 4.75%, due 02/11/29	4,740,625

	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	57,728,474

	7,900,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	9,754,031

	16,500,000	Indonesia Government International Bond, 4.35%, due 01/11/48	18,289,219

			90,512,349

		Total Indonesia	212,330,948

		Israel — 0.7%

		Foreign Government Agency — 0.5%

	12,323,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,868,350

		Foreign Government Obligations — 0.2%

	7,500,000	Israel Government International Bond, 3.88%, due 07/03/50	8,568,750

		Total Israel	26,437,100

		Ivory Coast — 0.8%

		Foreign Government Obligations

EUR	33,200,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	32,313,669

		Jamaica — 1.0%

		Corporate Debt — 0.2%

	7,250,000	TransJamaican Highway Ltd, 144A, 5.75%, due 10/10/36	6,762,891

		Foreign Government Agency — 0.3%

	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24(d)	12,198,000

		Foreign Government Obligations — 0.5%

	20,675,000	Jamaica Government International Bond, 7.88%, due 07/28/45	22,832,953

		Total Jamaica	41,793,844

Par Value†	Description	Value ($)

	Jordan — 1.0%

	Foreign Government Obligations

43,050,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	39,807,797

	Kazakhstan — 1.7%

	Foreign Government Agency — 1.0%

22,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	27,644,594

9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	11,494,687

		39,139,281

	Foreign Government Obligations — 0.7%

21,299,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	30,830,303

	Total Kazakhstan	69,969,584

	Kenya — 0.8%

	Foreign Government Obligations

36,400,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	33,954,375

	Kuwait — 0.4%

	Corporate Debt

7,300,000	Equate Petrochemical BV, Reg S, 4.25%, due 11/03/26	7,236,125

6,700,000	MEGlobal Canada ULC, 144A, 5.88%, due 05/18/30	7,110,375

	Total Kuwait	14,346,500

	Lebanon — 0.5%

	Foreign Government Obligations

15,000,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27(c)	2,587,500

41,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31(c)	6,344,763

18,800,000	Lebanon Government International Bond, 8.20%, due 05/17/33(c)	2,914,000

42,944,000	Lebanon Government International Bond, 8.25%, due 05/17/34(c)	6,656,320

	Total Lebanon	18,502,583

	Malaysia — 0.9%

	Foreign Government Agency — 0.9%

10,700,000	1MDB Global Investments Ltd, Reg S, 4.40%, due 03/09/23	9,899,172

9,600,000	Petronas Capital Ltd., 144A, 4.55%, due 04/21/50	11,839,200

11,700,000	Petronas Capital Ltd., 144A, 4.80%, due 04/21/60	15,401,939

	Total Malaysia	37,140,311

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Mexico — 6.2%

		Foreign Government Agency — 3.8%

	27,884,000	Petroleos Mexicanos, 6.35%, due 02/12/48	20,333,537

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	4,714,000

	131,800,000	Petroleos Mexicanos, 144A, 7.69%, due 01/23/50	109,723,500

	22,986,000	Petroleos Mexicanos, 144A, 6.95%, due 01/28/60	17,561,304

			152,332,341

		Foreign Government Obligations — 2.4%

	10,700,000	United Mexican States, 5.00%, due 04/27/51	11,502,500

	19,578,000	United Mexican States, 5.75%, due 10/12/2110	21,254,366

GBP	50,396,000	United Mexican States, 5.63%, due 03/19/2114	63,794,501

			96,551,367

		Total Mexico	248,883,708

		Morocco — 0.4%

		Foreign Government Agency

	14,500,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	16,303,438

		Mozambique — 0.2%

		Foreign Government Obligations

	9,276,000	Mozambique International Bond, Reg S, 5.00%, due 09/15/31	7,354,129

		Nigeria — 0.8%

		Foreign Government Obligations

	7,400,000	Nigeria Government International Bond, Reg S, 8.75%, due 01/21/31	6,944,438

	10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	9,078,281

	10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	8,868,750

	7,600,000	Nigeria Government International Bond, Reg S, 9.25%, due 01/21/49	6,970,625

		Total Nigeria	31,862,094

		Oman — 2.6%

		Corporate Debt — 0.1%

	6,100,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	5,373,719

		Foreign Government Obligations — 2.5%

	33,800,000	Oman Government International Bond, 144A, 6.00%, due 08/01/29	28,170,187

	19,000,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	14,250,000

Par Value†	Description	Value ($)

	Oman — continued

	Foreign Government Obligations — continued

74,900,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	56,385,656

		98,805,843

	Total Oman	104,179,562

	Pakistan — 0.9%

	Foreign Government Obligations

39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	36,347,587

	Panama — 1.8%

	Foreign Government Agency — 0.5%

20,409,380	Aeropuerto Internacional de Tocumen SA, Reg S, 6.00%, due 11/18/48	21,110,952

	Foreign Government Obligations — 1.3%

7,951,000	Panama Government International Bond, 8.13%, due 04/28/34	11,454,409

9,000,000	Panama Government International Bond, 4.30%, due 04/29/53	10,386,563

20,800,000	Panama Government International Bond, 4.50%, due 04/01/56	24,523,200

4,200,000	Panama Notas del Tesoro, 144A, 3.75%, due 04/17/26	4,321,800

		50,685,972

	Total Panama	71,796,924

	Papua New Guinea — 0.0%

	Foreign Government Obligations

1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,239,000

	Peru — 1.5%

	Foreign Government Agency — 1.1%

10,543,089	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25(d)	10,054,311

30,595,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	34,624,937

		44,679,248

	Foreign Government Obligations — 0.4%

14,900,000	Peruvian Government International Bond, 2.78%, due 01/23/31	15,674,800

	Total Peru	60,354,048

	Philippines — 2.6%

	Foreign Government Agency

4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97(d)	13,079,863

23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	31,600,625

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Philippines — continued

		Foreign Government Agency — continued

	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	60,969,915

		Total Philippines	105,650,403

		Qatar — 2.5%

		Foreign Government Obligations

	7,300,000	Qatar Government International Bond, 144A, 3.40%, due 04/16/25	7,806,438

	17,000,000	Qatar Government International Bond, 144A, 3.75%, due 04/16/30	18,901,875

	49,000,000	Qatar Government International Bond, 144A, 4.40%, due 04/16/50	58,187,500

	11,000,000	Qatar Government International Bond, Reg S, 5.10%, due 04/23/48	14,385,937

		Total Qatar	99,281,750

		Romania — 0.4%

		Foreign Government Obligations

	4,500,000	Romanian Government International Bond, Reg S, 5.13%, due 06/15/48	5,096,250

EUR	10,900,000	Romanian Government International Bond, 144A, 3.38%, due 01/28/50	11,555,070

		Total Romania	16,651,320

		Russia — 3.2%

		Foreign Government Agency — 0.9%

	11,867,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	18,167,635

	19,400,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	18,890,750

			37,058,385

		Foreign Government Obligations — 2.3%

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	42,553,125

	8,800,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35	11,013,750

	6,000,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	8,563,125

	20,800,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	28,054,000

			90,184,000

		Total Russia	127,242,385

		Rwanda — 0.1%

		Foreign Government Obligations

	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,219,509

Par Value†		Description	Value ($)

		Saudi Arabia — 2.4%

		Corporate Debt — 0.7%

	26,550,000	ACWA Power Management And Investments One Ltd, Reg S, 5.95%, due 12/15/39	26,948,250

		Foreign Government Obligations — 1.7%

	62,300,000	Saudi Government International Bond, 144A, 4.50%, due 04/22/60	68,530,000

		Total Saudi Arabia	95,478,250

		Senegal — 0.4%

		Foreign Government Obligations

	17,400,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	15,670,875

		South Africa — 3.1%

		Foreign Government Agency — 0.7%

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	12,310,126

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	12,257,000

ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,450,210

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	1,878,321

			27,895,657

		Foreign Government Obligations — 2.4%

	13,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	11,165,500

	12,600,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	11,210,062

	89,200,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	72,698,000

			95,073,562

		Total South Africa	122,969,219

		Sri Lanka — 1.2%

		Foreign Government Obligations

	9,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	5,048,900

	13,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	7,431,716

	33,700,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	18,229,594

	5,300,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29	2,883,531

	30,800,000	Sri Lanka Government International Bond, 144A, 7.55%, due 03/28/30	16,622,375

		Total Sri Lanka	50,216,116

		SupraNational — 0.4%

		Foreign Government Agency

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	14,625,450

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Suriname — 0.3%

		Foreign Government Obligations

	19,759,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26	5,793,890

	14,000,000	Republic of Suriname, 144A, 9.88%, due 12/30/23	7,008,728

		Total Suriname	12,802,618

		Tajikistan — 0.2%

		Foreign Government Obligations

	12,674,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	9,180,729

		Thailand — 0.2%

		Foreign Government Agency

	7,300,000	PTTEP Treasury Center Co Ltd, 144A, 3.90%, due 12/06/59	7,165,406

		Trinidad And Tobago — 0.8%

		Foreign Government Agency

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd, 144A, 8.88%, due 10/18/29	8,930,250

	4,027,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	3,468,254

	13,521,000	Trinidad Petroleum Holdings Ltd, 144A, 9.75%, due 06/15/26	11,792,847

	10,867,000	Trinidad Petroleum Holdings Ltd, Reg S, 9.75%, due 06/15/26	9,478,061

		Total Trinidad And Tobago	33,669,412

		Tunisia — 1.4%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30(d)	40,867,924

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31(d)	13,881,058

		Total Tunisia	54,748,982

		Turkey — 5.5%

		Corporate Debt — 0.0%

	1,600,000	Turkiye Sinai Kalkinma Bankasi AS, 144A, 6.00%, due 01/23/25	1,503,500

		Foreign Government Agency — 1.5%

	12,400,000	Export Credit Bank of Turkey, Reg S, 6.13%, due 05/03/24	11,967,612

	18,950,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	18,126,859

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	13,561,948

	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	4,756,250

Par Value†		Description	Value ($)

		Turkey — continued

		Foreign Government Agency — continued

	11,200,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	10,923,500

			59,336,169

		Foreign Government Obligations — 4.0%

	24,100,000	Republic of Turkey, 7.63%, due 04/26/29	24,551,875

	16,544,000	Republic of Turkey, 6.75%, due 05/30/40	14,744,840

	59,402,000	Republic of Turkey, 6.00%, due 01/14/41	48,486,882

	29,600,000	Republic of Turkey, 6.63%, due 02/17/45	25,456,000

	57,813,000	Republic of Turkey, 5.75%, due 05/11/47	45,220,606

			158,460,203

		Total Turkey	219,299,872

		Ukraine — 2.8%

		Foreign Government Agency — 0.6%

	10,700,000	NAK Naftogaz Ukraine via Kondor Finance Plc, 144A, 7.63%, due 11/08/26	9,810,562

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24	3,951,918

	4,094,500	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	4,114,966

	5,100,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	5,125,500

			23,002,946

		Foreign Government Obligations — 2.2%

	3,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	3,042,397

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	6,624,510

	8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	8,619,340

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,604,755

	11,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	10,974,924

	3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	3,826,683

	35,900,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/28	38,547,625

	8,400,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32	8,001,000

EUR	3,700,000	Ukraine Government International Bond, 144A, 6.75%, due 06/20/26	3,966,002

			90,207,236

		Total Ukraine	113,210,182

		United Arab Emirates — 1.0%

		Foreign Government Agency — 0.3%

	14,000,000	DP World Plc, Reg S, 4.70%, due 09/30/49	12,810,000

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United Arab Emirates — continued

	Foreign Government Obligations — 0.7%

26,300,000	Abu Dhabi Government International Bond, 144A, 3.13%, due 09/30/49	26,439,719

	Total United Arab Emirates	39,249,719

	United States — 3.5%

	Asset-Backed Securities — 0.4%

2,194,153	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.42%, due 12/15/35	2,055,616

1,054,265	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.42%, due 12/15/35	1,015,050

1,606,837	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 0.38%, due 05/15/36	1,395,020

9,394,174	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 0.32%, due 11/25/36	4,078,816

9,519,430	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 0.39%, due 11/25/36	4,192,405

5,093,981	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 0.53%, due 04/25/37	2,421,964

		15,158,871

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	514,030

1,449,277	AMBAC LSNI LLC, 3 mo. LIBOR + 5.00%, 6.45%, due 02/12/23	1,391,306

		1,905,336

	U.S. Government — 3.1%

79,834,300	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22(e)	80,014,195

1,500,000	U.S. Treasury Note, 1.38%, due 01/31/21(f)	1,511,777

20,000,000	U.S. Treasury Note, 1.63%, due 12/31/21	20,454,688

7,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.17%, due 07/31/20(f)	7,000,384

15,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 0.43%, due 10/31/21(f)	15,049,188

		124,030,232

	Total United States	141,094,439

	Uruguay — 1.3%

	Foreign Government Obligations

42,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	51,730,243

Par Value†	Description	Value ($)

	Uzbekistan — 0.3%

	Foreign Government Obligations

11,700,000	Republic of Uzbekistan Bond, Reg S, 5.38%, due 02/20/29	12,657,938

	Venezuela — 0.8%

	Foreign Government Agency — 0.3%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/49(c)(d)	5,573,250

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24(c)(d)	5,544,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26(c)(d)	1,951,961

		13,069,211

	Foreign Government Obligations — 0.5%

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34(c)(d)	385,000

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19(c)(d)	1,046,540

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20(c)(d)	2,013,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22(c)(d)	1,306,250

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23(c)(d)	9,503,615

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31(c)(d)	3,778,500

		18,032,905

	Total Venezuela	31,102,116

	Vietnam — 0.7%

	Foreign Government Agency — 0.5%

28,058,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	21,236,399

	Foreign Government Obligations — 0.2%

6,498,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 2.63%, due 03/13/28(d)	5,848,200

	Total Vietnam	27,084,599

	Zambia — 0.3%

	Foreign Government Obligations

3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	1,614,375

27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	12,347,086

	Total Zambia	13,961,461

	TOTAL DEBT OBLIGATIONS (COST $4,338,196,555)	3,796,490,640

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		LOAN ASSIGNMENTS — 0.3%

		Chad — 0.2%

	8,247,532	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 3.89%, due 09/30/25(d)	5,228,935

	2,954,797	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 4.14%, due 12/31/27(d)	1,663,551

		Total Chad	6,892,486

		Indonesia — 0.0%

EUR	197,725	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21(a)	211,373

		Kenya — 0.1%

	6,083,333	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25(a)	5,415,856

		TOTAL LOAN ASSIGNMENTS (COST $14,801,010)	12,519,715

		LOAN PARTICIPATIONS — 0.9%

		Angola — 0.6%

	14,550,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.55%, due 12/13/23(d)	10,185,000

	8,324,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.55%, due 12/20/23(d)	5,827,150

	14,250,000	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24(d)	7,837,500

		Total Angola	23,849,650

		Egypt — 0.0%

CHF	27,358	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24(a)	22,902

		Iraq — 0.3%

EUR	895,375	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27(a)	645,405

JPY	2,318,433,288	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28(d)	7,951,712

JPY	302,926,475	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28(d)	1,039,143

JPY	128,758,461	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28(d)	433,569

		Total Iraq	10,069,829

Par Value† / Shares		Description	Value ($)

		Russia — 0.0%

	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.)(c)(d)	3

		TOTAL LOAN PARTICIPATIONS (COST $70,637,501)	33,942,384

		MUTUAL FUNDS — 1.9%

		United States — 1.9%

		Affiliated Issuers — 1.9%

	14,838,144	GMO U.S. Treasury Fund	74,784,247

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,784,247

		RIGHTS/WARRANTS — 0.3%

		Argentina — 0.0%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35(e)	813,677

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35(c)(d)(e)	446,124

		Total Argentina	1,259,801

		Nigeria — 0.0%

	28,000	Central Bank of Nigeria Oil Warrants, Reg S, Variable Rate, Expires 11/15/20(d)(e)	298,667

		Ukraine — 0.3%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40(e)	12,238,470

		Uruguay — 0.0%

	4,000,000	Banco Central Del Uruguay Value Recovery Rights, Variable Rate, Expires 01/02/21(a)(e)	—

		TOTAL RIGHTS/WARRANTS (COST $49,622,469)	13,796,938

		SHORT-TERM INVESTMENTS — 0.2%

		Money Market Funds

	8,795,218	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12%(g)	8,795,218

		TOTAL SHORT-TERM INVESTMENTS (COST $8,795,218)	8,795,218

		TOTAL INVESTMENTS — 98.0% (Cost $4,556,349,183)	3,940,329,142

		Other Assets and Liabilities (net) — 2.0%	81,050,415

		TOTAL NET ASSETS — 100.0%	$4,021,379,557

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/17/2020	MSCI	EUR	92,161,600	USD	100,798,985	(1,600,094)
07/17/2020	JPM	GBP	49,311,000	USD	61,546,785	636,111
07/16/2020	JPM	TRY	84,000,000	USD	11,894,647	(238,387)
07/17/2020	BCLY	USD	18,659,338	JPY	2,000,000,000	(101,801)
07/17/2020	DB	USD	13,936,700	JPY	1,500,000,000	(18,547)
07/17/2020	JPM	USD	13,952,845	JPY	1,500,000,000	(34,692)
07/17/2020	MSCI	USD	25,032,389	JPY	2,690,000,000	(72,501)

						$(1,429,911)

Reverse Repurchase Agreements

Average balance outstanding	$(10,300,000)

Average interest rate (net)	(0.10)%

Maximum balance outstanding	$(10,300,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/(Received) ($)	Value ($)

Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB)(a)	(672,813)	85,921

Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB)(a)	(947,472)	(69,000)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB)(a)	(57,163)	92,657

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB)(a)	(978,283)	35,491

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB)(a)	(3,379,444)	(693,506)

					$(6,035,175)	$(548,437)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	149,000,000	1.00%	2.95%	N/A	06/20/2024	Quarterly	$4,656,250	$10,998,286	$6,342,036

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	4.46%	N/A	12/20/2020	Quarterly	7,730,397	1,115,677	(6,614,720)
Republic of South Africa	CITI	USD	22,400,000	1.00%	2.66%	N/A	06/20/2022	Quarterly	741,652	743,972	2,320
Republic of South Africa	GS	USD	3,800,000	1.00%	2.66%	N/A	06/20/2022	Quarterly	213,052	126,209	(86,843)
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	4.18%	N/A	06/20/2024	Quarterly	1,923,458	4,306,326	2,382,868
Republic of Argentina	BOA	USD	2,500,000	5.00%	69.09%	N/A	06/20/2024	Quarterly	359,815	1,704,195	1,344,380
Republic of Argentina	CITI	USD	10,000,000	5.00%	69.09%	N/A	06/20/2024	Quarterly	1,476,727	6,816,778	5,340,051
Commonwealth of Bahamas	DB	EUR	44,558,436	1.00%	6.95%	N/A	06/20/2025	Quarterly	6,171,081	7,246,545	1,075,464
Republic of South Africa	GS	USD	38,000,000	1.00%	3.49%	N/A	06/20/2025	Quarterly	4,401,764	4,289,981	(111,783)
Republic of South Africa	GS	USD	3,800,000	1.00%	3.49%	N/A	06/20/2025	Quarterly	548,468	428,998	(119,470)
Republic of Turkey	CITI	USD	19,000,000	1.00%	5.59%	N/A	06/20/2025	Quarterly	2,904,145	3,690,619	786,474
United States of Mexico	GS	USD	20,000,000	1.00%	2.36%	N/A	06/20/2029	Quarterly	1,589,641	2,133,237	543,596
United States of Mexico	GS	USD	20,000,000	1.00%	2.50%	N/A	09/20/2031	Quarterly	2,640,655	2,786,802	146,147
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	4.46%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	(1,186,676)	6,328,688
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	6.67%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(538,800)	102,663
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	6.67%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(1,077,755)	186,160
Commonwealth of Bahamas	DB	USD	59,796,571	1.00%	6.93%	59,796,571 USD	06/20/2025	Quarterly	(6,983,424)	(8,640,006)	(1,656,582)
Russia	GS	USD	2,436,000	1.00%	1.29%	2,436,000 USD	12/20/2025	Quarterly	(238,041)	(38,152)	199,889
Russia	GS	USD	8,487,000	1.00%	1.46%	8,487,000 USD	12/20/2026	Quarterly	(1,059,663)	(238,279)	821,384
Republic of Malaysia	CITI	USD	17,200,000	1.00%	1.28%	17,200,000 USD	12/20/2028	Quarterly	(845,599)	(379,775)	465,824
Republic of Brazil	JPM	USD	10,000,000	1.00%	3.58%	10,000,000 USD	03/20/2030	Quarterly	(1,418,590)	(1,999,846)	(581,256)

									$10,734,796	$21,290,050	$10,555,254

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	$—	$(2,899,906)	$(2,899,906)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.53%	6 Month EURIBOR	EUR	30,000,000	01/24/2050	Semi-Annual	(29,167)	(4,941,690)	(4,912,523)
0.18%	GBP — SONIA-COMPOUND	GBP	6,410,000	04/22/2050	Annually	7,914	(100,213)	(108,127)

						$(21,253)	$(5,041,903)	$(5,020,650)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Security is in default.

(d)	Investment valued using significant unobservable inputs.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2020.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CJSC - Closed Joint-Stock Company

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SONIA - Sterling Overnight Interbank Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

CHF - Swiss Franc

DOP - Dominican Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 15.9%

	Australia — 0.1%

	Corporate Debt — 0.1%

180,000	Adani Abbot Point Terminal Pty Ltd., 144A, 4.45%, due 12/15/22	153,126

	Canada — 0.9%

	Corporate Debt — 0.9%

1,125,000	Methanex Corp., 5.25%, due 12/15/29	982,291

125,000	Mountain Province Diamonds, Inc., 144A, 8.00%, due 12/15/22	63,438

375,000	Taseko Mines Ltd., 144A, 8.75%, due 06/15/22	213,750

500,000	Tervita Corp., 144A, 7.63%, due 12/01/21	386,250

	Total Canada	1,645,729

	Germany — 0.6%

	Corporate Debt — 0.6%

1,000,000	ZF North America Capital, Inc., 144A, 4.75%, due 04/29/25	975,000

	New Zealand — 0.4%

	Corporate Debt — 0.4%

750,000	Trilogy International Partners LLC / Trilogy International Finance, Inc., 144A, 8.88%, due 05/01/22	667,500

	United Kingdom — 0.4%

	Corporate Debt — 0.4%

500,000	Avon Products, Inc., 7.00%, due 03/15/23	489,735

44,000	Global Ship Lease, Inc., 144A, 9.88%, due 11/15/22	37,620

190,000	Jaguar Land Rover Automotive PLC, 144A, 5.63%, due 02/01/23	159,600

	Total United Kingdom	686,955

	United States — 13.5%

	Corporate Debt — 13.0%

375,000	Acadia Healthcare Co., Inc., 6.13%, due 03/15/21	373,594

125,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	125,650

1,000,000	Antero Resources Corp., 5.13%, due 12/01/22	700,000

173,000	Apollo Investment Corp., 5.25%, due 03/03/25	145,117

750,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 10.00%, due 04/01/22	656,250

375,000	Buckeye Partners LP, 4.35%, due 10/15/24	365,625

250,000	Cablevision Systems Corp., 5.88%, due 09/15/22	263,575

1,250,000	Century Aluminum Co., 144A, 7.50%, due 06/01/21	1,125,000

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

625,000	CHS/Community Health Systems, Inc., 6.25%, due 03/31/23	606,250

875,000	Cinemark USA, Inc., 5.13%, due 12/15/22	778,750

375,000	Cleaver-Brooks, Inc., 144A, 7.88%, due 03/01/23	314,141

366,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, due 04/01/23	348,615

875,000	CSC Holdings LLC, 6.75%, due 11/15/21	921,838

1,125,000	Delta Air Lines, Inc., 4.38%, due 04/19/28	914,068

625,000	DISH DBS Corp., 5.88%, due 07/15/22	642,325

125,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A, 10.50%, due 02/15/23	86,875

798,000	DPL, Inc., 7.25%, due 10/15/21	819,945

1,375,000	EQM Midstream Partners LP, 4.75%, due 07/15/23	1,360,685

750,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	701,408

980,000	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	921,200

375,000	Genworth Holdings, Inc., 7.20%, due 02/15/21	345,000

209,000	HC2 Holdings, Inc., 144A, 11.50%, due 12/01/21	188,100

250,000	Hillman Group, Inc. (The), 144A, 6.38%, due 07/15/22	225,180

625,000	Kraft Heinz Foods Co., 3.38%, due 06/15/21	633,844

470,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	494,426

696,000	Macy’s Retail Holdings, Inc., 3.88%, due 01/15/22	617,700

1,039,000	Michael Kors USA, Inc., 144A, 4.25%, due 11/01/24	901,333

625,000	Newell Brands, Inc., 4.70%, due 04/01/26	647,063

500,000	Nielsen Finance LLC / Nielsen Finance Co., 144A, 5.00%, due 04/15/22	499,225

500,000	Occidental Petroleum Corp., 2.90%, due 08/15/24	397,500

202,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A, 6.63%, due 05/15/22	202,252

122,000	Owens-Brockway Glass Container, Inc., 144A, 5.00%, due 01/15/22	122,915

825,000	Pyxus International, Inc., 144A, 8.50%, due 04/15/21	775,500

1,125,000	QVC, Inc., 5.45%, due 08/15/34	947,813

625,000	RHP Hotel Properties LP / RHP Finance Corp., REIT, 5.00%, due 04/15/23	579,819

375,000	Rockies Express Pipeline LLC, 144A, 3.60%, due 05/15/25	340,313

500,000	RR Donnelley & Sons Co., 7.88%, due 03/15/21	497,500

1,000,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	907,500

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	Corporate Debt — continued

625,000	Urban One, Inc., 144A, 7.38%, due 04/15/22	512,500

375,000	Weekley Homes LLC / Weekley Finance Corp., 6.00%, due 02/01/23	363,829

375,000	Western Midstream Operating LP, 4.00%, due 07/01/22	368,670

	Total Corporate Debt	22,738,893

	U.S. Government — 0.5%

900,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.28%, due 01/31/22(a)	901,010

	Total United States	23,639,903

	TOTAL DEBT OBLIGATIONS (COST $27,876,719)	27,768,213

	INVESTMENT FUNDS — 68.3%

	United States — 68.3%

1,444,277	iShares iBoxx $ High Yield Corporate Bond ETF	119,037,310

	TOTAL INVESTMENT FUNDS (COST $115,695,714)	119,037,310

Par Value† / Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 13.5%

		Foreign Government Obligations — 13.5%

JPY	1,396,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/06/20	12,946,472

JPY	1,150,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/17/20	10,666,328

		Total Foreign Government Obligations	23,612,800

		TOTAL SHORT-TERM INVESTMENTS (COST $23,606,301)	23,612,800

		TOTAL INVESTMENTS — 97.7% (Cost $167,178,734)	170,418,323

		Other Assets and Liabilities (net) — 2.3%	3,997,195

		TOTAL NET ASSETS — 100.0%	$174,415,518

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/08/2020	BCLY	JPY	200,000,000	USD	1,909,127	54,509
07/06/2020	JPM	JPY	1,396,000,000	USD	12,896,870	(54,112)
07/13/2020	JPM	JPY	1,088,000,000	USD	10,165,021	70,338
08/17/2020	DB	JPY	1,150,000,000	USD	10,763,970	88,286
06/08/2020	MSCI	USD	1,867,382	JPY	200,000,000	(12,764)
07/13/2020	DB	USD	10,163,826	JPY	1,088,000,000	(69,144)

						$77,113

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
	Buys
13	U.S. Treasury Note 2 Yr. (CBT)	September 2020	2,870,969	799
18	U.S. Treasury Note 5 Yr. (CBT)	September 2020	2,261,250	4,198
60	U.S. Treasury Note 10 Yr. (CBT)	September 2020	8,343,750	25,947

			$13,475,969	$30,944

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(743,429)
Average interest rate (net)	(0.21)%
Maximum balance outstanding	$(898,268)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX-NAHYS34V1-5Y	USD	17,741,920	5.00%	5.41%	17,741,920 USD	06/20/2025	Quarterly	$(1,434,616)	$(303,227)	$1,131,389

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	MSCI	USD	1,800,001	06/20/2020	Quarterly	—	(83,600)	(83,600)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	GS	USD	779,999	06/20/2020	Quarterly	—	(27,021)	(27,021)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	4,900,000	06/20/2020	Quarterly	—	(199,621)	(199,621)

							$—	$(310,242)	$(310,242)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

normally to qualified institutional investors.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 90.2%

	Asset-Backed Securities — 88.4%

	Auto Retail Subprime — 0.1%

462,675	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	464,520

	CMBS Collateralized Debt Obligations — 0.9%

1,001,755	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	1,006,742

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,348,540

397,965	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.39%, 2.24%, due 01/20/37 (a)	391,995

1,790,742	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	1,728,962

	Total CMBS Collateralized Debt Obligations	6,476,239

	Collateralized Loan Obligations — 17.5%

7,785,373	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 2.28%, due 05/01/27	7,776,537

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 3.73%, due 10/17/26	1,735,032

342,920	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 1.97%, due 01/25/29	342,623

4,222,400	Catamaran CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.80%, 2.79%, due 01/27/28	3,911,247

5,510,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.26%, due 01/20/30	5,268,149

4,161,000	ECP CLO Ltd., Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 2.28%, due 04/22/30	3,987,765

1,259,600	Garrison BSL CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 2.78%, due 07/17/28	1,210,350

11,360,000	Garrison BSL CLO Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.97%, 2.10%, due 07/17/28	11,119,884

5,034,029	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 3.39%, due 08/15/23	4,962,994

2,372,000	Jamestown CLO XI Ltd., Series 18-11A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.70%, 3.01%, due 07/14/31	2,253,125

3,582,480	Loomis Sayles CLO II Ltd., Series 15-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.12%, due 04/15/28	3,510,024

1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 3.49%, due 07/20/26	1,445,869

15,030,900	Mountain View CLO Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.34%, due 07/15/31	14,239,869

Par Value†	Description	Value ($)
	Collateralized Loan Obligations — continued

2,015,360	Saranac CLO III Ltd, Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.30%, due 06/22/30	1,990,232

7,880,500	Saratoga Investment Corp. CLO Ltd., Series 13-1A, Class BR2, 144A, Variable Rate, 3 mo. LIBOR + 2.30%, 3.44%, due 01/20/30	7,674,433

2,845,600	Shackleton CLO Ltd., Series 13-4RA, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.31%, due 04/13/31	2,745,355

11,974,000	Sound Point CLO II Ltd., Series 13-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.07%, 2.06%, due 01/26/31	11,552,743

6,235,025	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.22%, due 04/15/31	5,985,605

4,993,200	Venture CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.24%, due 07/18/31	4,857,410

2,496,000	Venture XII CLO Ltd., Series 12-12A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 1.57%, due 02/28/26	2,412,097

1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.89%, due 07/25/26	1,565,264

744,675	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.16%, 2.29%, due 07/17/26	741,570

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 2.72%, due 04/15/28	6,616,282

20,005,879	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.37%, due 04/15/28	19,794,017

1,897,197	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.17%, due 04/15/29	1,854,574

	Total Collateralized Loan Obligations	129,553,050

	Commercial Mortgage-Backed Securities — 15.3%

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	5,650,534

4,834,200	BBCMS MORTGAGE TRUST, Series 17-C1, Class A4, 3.67%, due 02/15/50	5,343,701

1,470,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	1,365,017

5,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	4,405,949

7,000,000	Commercial Mortgage Trust, Series 15-CR24, Class A5, 3.70%, due 08/10/48	7,605,114

6,334,436	Commercial Mortgage Trust, Series 15-CR25, Class A4, 3.76%, due 08/10/48	6,854,580

241,997	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 0.43%, due 04/15/37	241,996

191,194	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	187,400

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)
	Commercial Mortgage-Backed Securities — continued

6,372,761	CSAILCommercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	6,868,951

6,101,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	3,691,646

4,454,370	GS Mortgage Securities Trust, Series 15-GC32, Class A4, 3.76%, due 07/10/48	4,794,242

5,618,916	GS Mortgage Securities Trust, Series 15-GS1, Class A3, 3.73%, due 11/10/48	6,143,177

3,750,000	GS Mortgage Securities Trust, Series 16-GS2, Class B, Variable Rate, 3.76%, due 05/10/49	3,717,818

5,000,000	Jackson Park Trust, Series 19-LIC, Class E, 144A, Variable Rate, 3.24%, due 10/14/39	4,400,153

276,240	JP Morgan Chase Commercial Mortgage Securities Trust, Series 15-JP1, Class A5, 3.91%, due 01/15/49	304,786

805,930	JPMBB Commercial Mortgage Securities Trust, Series 15-C32, Class A5, 3.60%, due 11/15/48	873,753

1,326,589	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.31%, due 08/15/36	1,378,852

7,677,368	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	7,682,051

4,000,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 2.94%, due 02/12/40	3,522,372

2,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 2.94%, due 02/12/40	2,118,035

3,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 13-C10, Class A4, Variable Rate, 4.08%, due 07/15/46	3,932,184

1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 7.80%, due 07/15/33	1,111,740

13,314,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.49%, due 05/13/38	10,636,308

2,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 3.39%, due 11/23/43	2,542,604

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.32%, due 03/23/45	8,365,335

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.55%, due 04/16/35	1,592,555

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.55%, due 04/16/35	7,175,323

960,073	Wells Fargo Commercial Mortgage Trust, Series 15-NXS1, Class A5, 3.15%, due 05/15/48	1,015,664

	Total Commercial Mortgage-Backed Securities	113,521,840

	Residential Mortgage-Backed Securities — Other — 11.8%

1,023,495	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.45%, due 02/25/36	361,430

Par Value†	Description	Value ($)
	Residential Mortgage-Backed Securities — Other — continued

19,814,850	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 0.53%, due 02/25/36	2,174,119

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	8,137,291

5,589,469	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,910,939

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,585,013

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	946,412

516,853	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.49%, due 02/25/37	462,525

2,696,070	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,570,679

5,411,296	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,118,793

5,581,332	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	5,634,428

3,040,480	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,883,898

1,249,517	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + 0.15%, 0.33%, due 06/15/37	1,165,618

379,898	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.67%, due 10/25/34	345,725

6,930,564	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	6,908,184

5,419,077	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	1,825,028

30,414,879	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 0.43%, due 06/25/36	2,555,151

13,511,492	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	9,293,114

12,820,715	Home Loan Trust, Series 07-HI1, Class A4, Step Up, due 03/25/37	5,662,279

4,028,906	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.49%, due 03/25/36	614,043

487,327	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.42%, due 02/26/34	414,053

14,066,855	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 0.37%, due 03/25/36	830,599

8,024,023	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 0.51%, due 03/25/36	477,437

21,392,927	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 0.57%, due 03/25/36	1,272,791

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)
	Residential Mortgage-Backed Securities — Other — continued

680,276	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 1.07%, due 08/25/35	905,984

6,499,380	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	6,097,754

1,574,959	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,604,198

2,110,901	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,145,519

4,949,002	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	4,114,020

10,540,735	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	4,059,630

1,204,121	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	941,842

791,318	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	764,179

	Total Residential Mortgage-Backed Securities — Other	87,782,675

	Residential Mortgage-Backed Securities — Prime — 4.2%

1,249,721	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.08%, due 08/25/35	1,190,650

1,135,112	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 4.27%, due 10/25/35	1,107,124

673,757	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 4.33%, due 08/25/35	670,940

5,540,943	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	4,472,718

2,283,830	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.82%, due 12/25/36	1,995,508

1,624,213	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.68%, due 03/25/37	1,443,572

1,625,167	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.48%, due 09/25/35	1,565,396

1,495,777	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 4.13%, due 09/25/35	1,523,300

1,569,911	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 2.13%, due 01/25/47	1,416,949

15,701,015	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	15,816,190

	Total Residential Mortgage-Backed Securities — Prime	31,202,347

	Residential Mortgage-Backed Securities — Subprime — 2.9%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.64%, due 06/25/35	1,853,733

Par Value†	Description	Value ($)
	Residential Mortgage-Backed Securities — Subprime — continued

2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.69%, due 05/26/37	2,398,655

1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 1.25%, due 08/25/35	1,705,671

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 2.04%, due 08/25/35	3,272,031

2,622,741	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.28%, due 04/25/31 (b)	5,815,404

3,822,018	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.57%, due 07/25/36	3,202,609

1,606,770	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 3.92%, due 11/20/34	1,534,464

1,686,400	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,715,250

	Total Residential Mortgage-Backed Securities — Subprime	21,497,817

	Residential Mortgage-Backed Securities — Alt-A — 1.3%

766,111	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	784,198

2,062,722	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.87%, due 05/25/36	890,677

2,166,443	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.87%, due 10/25/36	840,111

3,090,579	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,100,556

5,000,189	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.68%, due 07/25/36	3,207,663

1,104,362	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,120,881

	Total Residential Mortgage-Backed Securities — Alt-A	9,944,086

	Small Balance Commercial Mortgages — 11.5%

463,219	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 1.01%, due 04/25/34	455,004

419,514	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.97%, due 04/25/34	414,368

466,239	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 3.02%, due 04/25/34	462,214

4,763,480	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.31%, 0.48%, due 08/25/35	4,246,204

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)
	Small Balance Commercial Mortgages — continued

2,448,350	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 0.56%, due 01/25/36	2,201,948

1,310,110	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 0.55%, due 04/25/36	1,119,653

1,908,172	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.23%, 0.40%, due 07/25/36	1,703,168

3,903,191	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.45%, due 07/25/36	3,460,477

5,186,799	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.42%, due 10/25/36	4,449,961

2,569,505	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 0.39%, due 03/25/37	2,355,434

2,128,272	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 0.41%, due 07/25/37	1,852,060

8,600,243	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.44%, due 07/25/37	7,491,581

5,538,498	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.49%, due 07/25/37	4,805,828

1,247,700	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 1.02%, due 12/25/37	1,230,502

10,677,937	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.42%, due 12/25/37	10,617,024

2,694,724	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.17%, 0.35%, due 04/15/35	2,476,503

2,161,104	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.18%, due 04/16/35	1,944,994

2,550,597	Hana SBL Loan Trust, Series 19-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 2.00%, 2.49%, due 08/25/45	2,544,349

4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.89%, due 06/25/37	3,824,430

677,152	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.74%, due 02/25/30	667,635

1,068,262	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.35%, 0.84%, due 02/25/30	1,040,665

989,266	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class M2,144A, Variable Rate, 1 mo. LIBOR + 0.55%, 1.04%, due 02/25/30	963,677

Par Value†	Description	Value ($)
	Small Balance Commercial Mortgages — continued

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.49%, due 09/25/30	2,330,349

5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 1.02%, due 04/25/31	5,175,181

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.49%, due 04/25/31	1,765,644

1,972,531	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 0.88%, due 09/25/36	1,881,287

6,230,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 4.00%, due 10/25/37	6,308,265

565,444	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 3.79%, due 12/27/49	565,324

3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 4.17%, due 12/27/49	3,431,179

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 4.33%, due 12/27/49	3,128,221

	Total Small Balance Commercial Mortgages	84,913,129

	Student Loans — Federal Family Education Loan Program — 6.7%

5,273,247	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 1.18%, due 10/25/24	5,011,800

10,388,454	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 1.69%, due 01/25/43	8,398,735

13,558,277	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 1.05%, due 01/25/23	13,169,962

4,293,346	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 1.69%, due 03/28/35 (a)	3,682,231

7,947,603	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 1.64%, due 06/15/21	7,480,091

12,313,971	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 2.64%, due 07/25/22	11,764,610

	Total Student Loans — Federal Family Education Loan Program	49,507,429

	Student Loans — Private — 16.0%

3,993,387	AccessLex Institute, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 1.79%, due 07/25/34	3,579,462

3,322,475	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 2.00%, due 09/27/38	3,280,226

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)
	Student Loans — Private — continued

22,149,505	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 1.75%, due 12/27/41	20,203,405

2,711,721	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 1.79%, due 04/28/42	2,514,595

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 2.24%, due 07/28/42	2,872,452

1,413,005	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 0.68%, due 10/15/28	1,365,495

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuc + 0.00%, due 03/31/38 (b)	1,974,375

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	1,715,625

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	736,875

3,419,133	National Collegiate Student Loan Trust, Series 05-3, Class A51, Variable Rate, 1 mo. LIBOR + 0.38%, 0.55%, due 10/25/33	2,824,977

310,701	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 0.41%, due 07/25/30	310,146

9,442,657	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.48%, due 05/25/32	7,711,692

5,740,822	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 0.52%, due 03/25/33	4,654,967

10,140,463	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 0.54%, due 06/25/33	8,131,026

14,906,500	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.47%, due 10/25/33	11,195,765

3,256,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 0.71%, due 12/26/33	2,499,307

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	60,000

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	20,000

6,975,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (b)	6,696,000

3,550,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (b)	3,408,000

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 2.34%, due 09/15/32	1,426,401

Par Value†/ Shares	Description	Value ($)
	Student Loans — Private — continued

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 1.17%, due 09/15/33	8,381,880

2,765,603	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 1.02%, due 12/15/38	2,729,655

4,660,517	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 1.03%, due 06/15/39	4,281,558

3,427,425	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 1.07%, due 06/15/39	3,153,323

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 1.13%, due 12/15/39	2,243,774

4,180,906	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 1.67%, due 01/25/36	4,146,325

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 1.22%, due 01/25/46	6,354,795

	Total Student Loans — Private	118,472,101

	Time Share — 0.2%

194,670	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	192,112

967,367	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	947,305

	Total Time Share	1,139,417

	Total Asset-Backed Securities	654,474,650

	U.S. Government — 0.2%

1,586,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 0.25%, due 01/31/21 (c)	1,587,252

	U.S. Government Agency — 1.6%

4,937,500	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR – 0.02%, 0.56%, due 02/01/25 (b)	4,780,036

4,875,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 0.74%, due 10/29/26 (b)	4,684,255

2,467,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 0.56%, due 07/01/23 (b)	2,416,152

	Total U.S. Government Agency	11,880,443

	TOTAL DEBT OBLIGATIONS (COST $719,612,409)	667,942,345

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

1,687,210	GMO U.S. Treasury Fund	8,503,541

	TOTAL MUTUAL FUNDS (COST $8,503,512)	8,503,541

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.9%

	Money Market Funds — 0.4%

3,103,834	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (d)	3,103,834

	U.S. Government — 3.5%

26,000,000	U.S. Cash Management Bill, 0.16%, due 10/27/20 (e)	25,982,898

	TOTAL SHORT-TERM INVESTMENTS (COST $29,087,888)	29,086,732

	TOTAL INVESTMENTS — 95.2% (Cost $757,203,809)	705,532,618

	Other Assets and Liabilities (net) — 4.8%	35,249,396

	TOTAL NET ASSETS — 100.0%	$740,782,014

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/17/2020	MSCI	EUR	1,706,305	USD	1,862,257	(33,587)
07/17/2020	BCLY	USD	135,436	EUR	124,460	2,849
07/17/2020	MSCI	USD	1,594,724	EUR	1,461,273	28,870

						$(1,868)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
38	U.S. Treasury Note 5 Yr. (CBT)	September 2020	4,773,750	(8,947)
42	U.S. Treasury Ultra 10 Yr. (CBT)	September 2020	6,607,781	(3,916)

			$11,381,531	$(12,863)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XOVERS.30.V3-5Y	EUR	23,024,640	5.00%	4.25%	N/A	12/20/2023	Quarterly	(2,406,883)	(616,139)	1,790,744
CDX-NA.HYS.33.V3-5Y	USD	8,481,600	5.00%	5.45%	N/A	12/20/2024	Quarterly	431,131	147,003	(284,128)
CDX-NA.IGS.33.V1-5Y	USD	49,070,000	1.00%	0.75%	N/A	12/20/2024	Quarterly	(417,804)	(555,914)	(138,110)
ITRAXX.EUROPES.32.V1-5Y	EUR	29,470,000	1.00%	0.71%	N/A	12/20/2024	Quarterly	(859,948)	(436,754)	423,194
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.95%	17,200,000 USD	06/20/2022	Quarterly	300,982	18,370	(282,612)
CDX-NA.HYS.33.V3-5Y	USD	2,455,750	5.00%	2.00%	2,455,750 USD	12/20/2024	Quarterly	84,219	(42,563)	(126,782)

								$(2,868,303)	$(1,485,997)	$1,382,306

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.82%	N/A	12/20/2020	Quarterly	710,600	(21,556)	(732,156)
CDX.NA.IGS.25.V2-5Y	CITI	USD	4,300,000	1.00%	0.82%	N/A	12/20/2020	Quarterly	547,891	(21,066)	(568,957)
CDX.NA.HYS.27.V2-5Y	GS	USD	4,458,000	5.00%	6.86%	N/A	12/20/2021	Quarterly	11,145	389,736	378,591
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	6.86%	N/A	12/20/2021	Quarterly	(11,825)	375,923	387,748
D.R. Horton, Inc.	BCLY	USD	17,200,000	1.00%	0.20%	N/A	06/20/2022	Quarterly	(165,250)	(286,673)	(121,423)
CDX-NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	6.11%	N/A	12/20/2022	Quarterly	(282,711)	1,153,767	1,436,478
CDX-NA.HYS.29.V1-5Y	JPM	USD	870,000	5.00%	6.11%	N/A	12/20/2022	Quarterly	(51,765)	156,224	207,989
CDX-NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	6.11%	N/A	12/20/2022	Quarterly	(188,414)	619,652	808,066
Navient Corp.	BCLY	USD	2,082,800	5.00%	5.62%	N/A	12/20/2022	Quarterly	(160,628)	29,545	190,173
Navient Corp.	BCLY	USD	3,435,200	5.00%	5.62%	N/A	12/20/2022	Quarterly	(264,646)	48,729	313,375
Navient Corp.	GS	USD	4,050,000	5.00%	5.62%	N/A	12/20/2022	Quarterly	(421,122)	57,450	478,572
Navient Corp.	GS	USD	2,700,000	5.00%	5.62%	N/A	12/20/2022	Quarterly	(277,471)	38,300	315,771
CDX-NA.HYS.33.V3-5Y	GS	USD	5,952,000	5.00%	5.59%	N/A	12/20/2024	Quarterly	(46,425)	(92,735)	(46,310)
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	10,000,000	1.00%	0.71%	N/A	12/20/2024	Quarterly	748,704	978,491	229,787
CMBX.NA.A.7	CGMI	USD	4,260,000	2.00%	5.87%	N/A	01/17/2047	Monthly	267,530	508,182	240,652
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	1.37%	N/A	01/17/2047	Monthly	112,812	53,112	(59,700)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	1.37%	N/A	01/17/2047	Monthly	47,352	54,379	7,027
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	1.37%	N/A	01/17/2047	Monthly	197,705	201,316	3,611
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	1.37%	N/A	01/17/2047	Monthly	205,782	160,181	(45,601)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	1.37%	N/A	01/17/2047	Monthly	(119,899)	91,835	211,734
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	2.45%	N/A	10/17/2057	Monthly	247,717	348,301	100,584
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	1.52%	N/A	10/17/2057	Monthly	140,432	73,502	(66,930)
CMBX.NA.AS.8	CITI	USD	8,892,000	1.00%	1.52%	N/A	10/17/2057	Monthly	73,095	193,137	120,042
CMBX.NA.BBB-.8	GS	USD	6,889,000	3.00%	12.51%	N/A	10/17/2057	Monthly	1,034,610	2,201,919	1,167,309
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	12.51%	N/A	10/17/2057	Monthly	400,908	1,350,110	949,202
CMBX.NA.AAA.9	CGMI	USD	4,000,000	0.50%	0.35%	N/A	09/17/2058	Monthly	(17,096)	(31,858)	(14,762)
CMBX.NA.AAA.9	GS	USD	2,902,300	0.50%	0.35%	N/A	09/17/2058	Monthly	(14,187)	(23,115)	(8,928)
CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.35%	N/A	09/17/2058	Quarterly	(102,116)	(79,645)	22,471
CMBX.NA.AAA.9	MORD	USD	5,000,000	0.50%	0.35%	N/A	09/17/2058	Monthly	(51,058)	(39,823)	11,235
CMBX.NA.AAA.9	MSCI	USD	3,328,000	0.50%	0.35%	N/A	09/17/2058	Monthly	(31,983)	(26,506)	5,477
CMBX.NA.BBB-.9	CGMI	USD	3,425,200	3.00%	9.10%	N/A	09/17/2058	Monthly	955,105	887,376	(67,729)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	9.10%	N/A	09/17/2058	Monthly	584,727	1,325,623	740,896
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	9.10%	N/A	09/17/2058	Monthly	517,160	1,104,427	587,267
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	9.10%	N/A	09/17/2058	Monthly	950,085	1,139,920	189,835
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	9.10%	N/A	09/17/2058	Monthly	346,611	455,968	109,357
CMBX.NA.BBB-.9	MORD	USD	2,585,000	3.00%	9.10%	N/A	09/17/2058	Monthly	63,490	669,703	606,213
CMBX.NA.AAA.10	MSCI	USD	9,668,400	0.50%	0.42%	N/A	11/17/2059	Monthly	(15,090)	(45,297)	(30,207)
CMBX.NA.AAA.10	MSCI	USD	1,381,200	0.50%	0.42%	N/A	11/17/2059	Monthly	(2,156)	(6,471)	(4,315)
CMBX.NA.BBB-.6	CGMI	USD	5,984,000	3.00%	21.82%	N/A	05/11/2063	Monthly	1,900,419	2,001,664	101,245

Sell Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	2,084,000	5.00%	6.86%	2,084,000 USD	12/20/2021	Quarterly	268,315	115,102	(153,213)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	6.86%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	474,987	(668,813)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	6.86%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	471,950	(897,814)
CDX.NA.HYS.27.V3-5Y	JPM	USD	7,735,000	5.00%	6.86%	7,735,000 USD	12/20/2021	Quarterly	1,096,050	427,212	(668,838)
CDX-NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	6.11%	5,994,100 USD	12/20/2022	Quarterly	229,274	343,746	114,472
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	6.11%	4,264,000 USD	12/20/2022	Quarterly	644,717	244,529	(400,188)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	6.11%	5,115,600 USD	12/20/2022	Quarterly	742,274	293,366	(448,908)
CDX.NA.HYS.31.V1-5Y	JPM	USD	18,256,022	5.00%	5.72%	18,256,022 USD	12/20/2023	Quarterly	3,634,774	2,582,244	(1,052,530)
ITRAXX.XOVERS.30.V3-5Y	JPM	EUR	1,281,711	5.00%	4.24%	1,281,711 EUR	12/20/2023	Quarterly	(953,768)	(1,152,765)	(198,997)
ITRAXX.XOVERS.30.V4-5Y	JPM	EUR	310,239	5.00%	4.24%	310,239 EUR	12/20/2023	Quarterly	(216,624)	(279,028)	(62,404)
CDX-NA.HYS.33.V3-5Y	CITI	USD	4,208,307	5.00%	5.59%	4,208,307 USD	12/20/2024	Quarterly	445,308	688,355	243,047
CDX-NA.HYS.33.V3-5Y	GS	USD	9,559,421	5.00%	5.59%	9,559,421 USD	12/20/2024	Quarterly	1,350,782	1,563,641	212,859
CDX-NA.IGS.33.V1-5Y	CITI	USD	1,472,000	1.00%	0.76%	1,472,000 USD	12/20/2024	Quarterly	(820,051)	(787,808)	32,243
CDX.NA.HYS.33.V1-5Y	GS	USD	26,080,002	5.00%	5.59%	26,080,002 USD	12/20/2024	Quarterly	5,768,245	4,265,923	(1,502,322)
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	25,000,000	1.00%	0.71%	25,000,000 EUR	12/20/2024	Quarterly	114,434	(436,420)	(550,854)
ITRAXX.EUROPES.32.V1-5Y	GS	EUR	58,940,000	1.00%	0.71%	58,940,000 EUR	12/20/2024	Quarterly	2,667,689	2,105,161	(562,528)
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	4.34%	6,822,400 USD	09/17/2058	Monthly	89,487	(764,460)	(853,947)

									$25,414,508	$26,149,462	$734,954

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.76%	3 Month USD LIBOR	USD	9,700,000	11/10/2022	Quarterly	(3,226)	(357,432)	(354,206)
0.27%	3 Month USD LIBOR	USD	3,700,000	05/22/2023	Quarterly	—	(1,760)	(1,760)
1.41%	3 Month USD LIBOR	USD	32,360,000	08/20/2024	Quarterly	—	(1,507,576)	(1,507,576)
1.33%	3 Month USD LIBOR	USD	6,570,000	08/29/2024	Quarterly	—	(283,759)	(283,759)
1.80%	3 Month USD LIBOR	USD	18,686,000	01/18/2025	Quarterly	(12,720)	(1,250,734)	(1,238,014)
0.46%	3 Month USD LIBOR	USD	884,000	04/29/2025	Quarterly	—	(3,964)	(3,964)
0.39%	3 Month USD LIBOR	USD	4,400,000	05/28/2025	Quarterly	—	(6,519)	(6,519)
0.48%	3 Month USD LIBOR	USD	5,200,000	04/30/2026	Quarterly	—	(15,523)	(15,523)
0.48%	3 Month USD LIBOR	USD	3,200,000	05/07/2026	Quarterly	—	(11,074)	(11,074)
1.85%	3 Month USD LIBOR	USD	4,000,000	05/19/2026	Quarterly	(7,878)	(341,218)	(333,340)
0.88%	3 Month USD LIBOR	USD	6,595,000	03/06/2028	Quarterly	(15,633)	(180,745)	(165,112)
1.94%	3 Month USD LIBOR	USD	10,323,000	06/04/2028	Quarterly	(54,393)	(1,150,977)	(1,096,584)
1.95%	3 Month USD LIBOR	USD	5,500,000	07/30/2028	Quarterly	(8,136)	(622,113)	(613,977)
1.83%	3 Month USD LIBOR	USD	5,200,000	11/12/2029	Quarterly	—	(591,532)	(591,532)
1.30%	3 Month USD LIBOR	USD	10,027,000	12/19/2029	Quarterly	—	(640,949)	(640,949)
1.53%	3 Month USD LIBOR	USD	3,900,000	02/11/2030	Quarterly	—	(337,385)	(337,385)

						$(101,986)	$(7,303,260)	$(7,201,274)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(e)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investment

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 100.0%

	U.S. Government — 91.2%

59,000,000	U.S. Cash Management Bill, 0.23%, due 09/22/20(a)	58,957,406

40,000,000	U.S. Cash Management Bill, 0.16%, due 10/27/20(a)	39,973,689

6,000,000	U.S. Treasury Bill, 0.17%, due 09/17/20(a)	5,997,030

40,000,000	U.S. Treasury Bill, 0.17%, due 11/19/20(a)	39,967,462

5,000,000	U.S. Treasury Note, 1.25%, due 03/31/21	5,043,555

10,000,000	U.S. Treasury Note, 1.38%, due 04/30/21	10,107,031

20,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	20,232,812

30,000,000	U.S. Treasury Note, 1.13%, due 06/30/21	30,298,828

20,000,000	U.S. Treasury Note, 1.13%, due 07/31/21	20,214,844

30,000,000	U.S. Treasury Note, 1.13%, due 08/31/21	30,346,875

15,000,000	U.S. Treasury Note, 1.13%, due 09/30/21	15,186,328

50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 0.43%, due 10/31/21	50,163,960

45,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.28%, due 01/31/22	45,050,539

	Total U.S. Government	371,540,359

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — 8.6%

15,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.08%, 0.14%, due 07/24/20	14,999,991

3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 0.18%, due 10/07/20	3,000,223

12,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 0.19%, due 10/16/20	12,001,329

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.09%, 0.15%, due 09/10/21	4,994,832

	Total U.S. Government Agency	34,996,375

	Money Market Funds — 0.2%

767,270	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.15%(b)	767,270

	TOTAL SHORT-TERM INVESTMENTS (COST $406,923,483)	407,304,004

	TOTAL INVESTMENTS — 100.0% (Cost $406,923,483)	407,304,004

	Other Assets and Liabilities (net) — 0.00%	118,574

	TOTAL NET ASSETS — 100.0%	$407,422,578

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2020.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Emerging Country Debt Fund, High Yield Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$21,509,372	$140,754,695	$—	$162,264,067

TOTAL DEBT OBLIGATIONS	21,509,372	140,754,695	—	162,264,067

Mutual Funds	8,054,797	—	—	8,054,797
Short-Term Investments	903,684	—	—	903,684

Total Investments	30,467,853	140,754,695	—	171,222,548

Total	$30,467,853	$140,754,695	$—	$171,222,548

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$74,718,942	$—	$74,718,942
U.S. Government	28,023,513	—	—	28,023,513
U.S. Government Agency	—	58,814,931	—	58,814,931

TOTAL DEBT OBLIGATIONS	28,023,513	133,533,873	—	161,557,386

Investment Funds	74,705,101	—	—	74,705,101
Mutual Funds	143,463,595	—	—	143,463,595
Short-Term Investments	10,051,095	80,682,525	—	90,733,620

Total Investments	256,243,304	214,216,398	—	470,459,702

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,002,619	—	2,002,619
Futures Contracts
Interest Rate Risk	270,592	—	—	270,592
Swap Contracts
Interest Rate Risk	—	562,008	—	562,008

Total	$256,513,896	$216,781,025	$—	$473,294,921

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,448,173)	$—	$(4,448,173)
Swap Contracts
Interest Rate Risk	—	(706,441)	—	(706,441)

Total	$—	$(5,154,614)	$—	$(5,154,614)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$30,717,614	$—	$30,717,614
Corporate Debt	—	145,788,073	27,350,740	173,138,813
Foreign Government Agency	—	1,008,611,615	103,150,367	1,111,761,982
Foreign Government Obligations	—	2,227,123,882	129,718,117	2,356,841,999
U.S. Government	44,016,037	80,014,195	—	124,030,232

TOTAL DEBT OBLIGATIONS	44,016,037	3,492,255,379	260,219,224	3,796,490,640

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Loan Assignments	$—	$—	$12,519,715	$12,519,715
Loan Participations	—	—	33,942,384	33,942,384
Mutual Funds	74,784,247	—	—	74,784,247
Rights/Warrants	—	13,052,147	744,791	13,796,938
Short-Term Investments	8,795,218	—	—	8,795,218

Total Investments	127,595,502	3,505,307,526	307,426,114	3,940,329,142

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	636,111	—	636,111
Options
Credit Risk	—	—	214,069	214,069
Swap Contracts
Credit Risk	—	46,387,625	—	46,387,625

Total	$127,595,502	$3,552,331,262	$307,640,183	$3,987,566,947

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,066,022)	$—	$(2,066,022)
Options
Credit Risk	—	—	(762,506)	(762,506)
Swap Contracts
Credit Risk	—	(14,099,289)	—	(14,099,289)
Interest Rate Risk	—	(7,941,809)	—	(7,941,809)

Total	$—	$(24,107,120)	$(762,506)	$(24,869,626)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$26,867,203	$—	$26,867,203
U.S. Government	901,010	—	—	901,010

TOTAL DEBT OBLIGATIONS	901,010	26,867,203	—	27,768,213

Investment Funds	119,037,310	—	—	119,037,310
Short-Term Investments	—	23,612,800	—	23,612,800

Total Investments	119,938,320	50,480,003	—	170,418,323

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	213,133	—	213,133
Futures Contracts
Interest Rate Risk	30,944	—	—	30,944

Total	$119,969,264	$50,693,136	$—	$170,662,400

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(136,020)	$—	$(136,020)
Swap Contracts
Credit Risk	—	(303,227)	—	(303,227)
Interest Rate Risk	—	(310,242)	—	(310,242)

Total	$—	$(749,489)	$—	$(749,489)

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$629,974,145	$24,500,505	$654,474,650
U.S. Government	1,587,252	—	—	1,587,252
U.S. Government Agency	—	—	11,880,443	11,880,443

TOTAL DEBT OBLIGATIONS	1,587,252	629,974,145	36,380,948	667,942,345

Mutual Funds	8,503,541	—	—	8,503,541
Short-Term Investments	29,086,732	—	—	29,086,732

Total Investments	39,177,525	629,974,145	36,380,948	705,532,618

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	31,719	—	31,719
Swap Contracts
Credit Risk	—	30,410,061	—	30,410,061

Total	$39,177,525	$660,415,925	$36,380,948	$735,974,398

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(33,587)	$—	$(33,587)
Futures Contracts
Interest Rate Risk	(12,863)	—	—	(12,863)
Swap Contracts
Credit Risk	—	(5,746,596)	—	(5,746,596)
Interest Rate Risk	—	(7,303,260)	—	(7,303,260)

Total	$(12,863)	$(13,083,443)	$—	$(13,096,306)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$407,304,004	$—	$—	$407,304,004

Total Investments	407,304,004	—	—	407,304,004

Total	$407,304,004	$—	$—	$407,304,004

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s

Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25 and a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 150 basis points for liquidity considerations and five asset backed securities which were either adjusted for additional cashflow projections discounted for timing and likelihood of receipt, valued using market color of a comparable bond, or valued at 12.5% of expected yield. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2020.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of May 31, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2020
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$29,902,115	$—	$—	$(401)	$—	$(2,550,974)	$—		$—	$27,350,740	$(2,550,974)
Foreign Government Agency	170,402,802	—	(24,698,963)	3,714,738	1,595,536	(47,863,746)	—		—	103,150,367	(42,090,118)
Foreign Government Obligations	173,035,182	—	(5,000,000)	6,677,637	—	(44,994,702)	—		—	129,718,117	(44,148,820)
Loan Assignments	14,402,514	1,660,500	(954,361)	97,172	—	(2,686,110)	—		—	12,519,715	(2,686,110)
Loan Participations	47,750,729	2,632,500	(1,583,334)	389,304	—	(15,246,815)	—		—	33,942,384	(15,246,815)
Rights/Warrants	2,082,394	—	—	—	(5,892,796)	4,555,193	—		—	744,791	(257,541)

Total Investments	437,575,736	4,293,000	(32,236,658)	10,878,450	(4,297,260)	(108,787,154)	—		—	307,426,114	(106,980,378)

Derivatives
Options	1,036,169	—	—	—	177,306	(1,761,912)	—		—	(548,437)	(1,761,912)

Total	$438,611,905	$4,293,000	$(32,236,658)#	$10,878,450	$(4,119,954)	$(110,549,066)	$—		$—	$306,877,677	$(108,742,290)

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$25,989,481	$30	$(936,737)	$45,738	$—	$(2,313,632)	$1,715,625	‡	$—	$24,500,505	$(2,313,632)
U.S. Government Agency	12,228,802	—	(375,000)	879	—	25,762	—		—	11,880,443	25,762

Total	$38,218,283	$30	$(1,311,737)##	$46,617	$—	$(2,287,870)	$1,715,625		$—	$36,380,948	$(2,287,870)

#	Includes $7,537,694 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $1,311,736 of proceeds received from partial calls and/or principal paydowns as applicable.
‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

For Funds with material Level 3 investments, the following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2020.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Foreign Government Obligations	45,439,083	Fair Value	Discount for lack of liquidity/marketabilty	1.40% (N/A)
Loan Assignments and Participations	6,295,536	Fair Value	Discount for lack of liquidity/marketabilty	5.00%-6.00% (5.16%)
Options	(69,000)	Fair Value	Probability of CDS threshold event	<5% (N/A)
Warrants	0	Fair Value	Probability of warrant payment trigger	<5% (N/A)
Opportunistic Income Fund
Asset-Backed Securities	5,815,404	Fair Value	Probability and timing of cash flow receipt	50-75% (N/A)
	4,426,875	Fair Value	Discount factor for expected yield	12.5% (N/A)
	10,104,000	Fair Value	Trade correlation with observed comparable bond	(N/A)
Government Agency	11,880,443	Fair Value	Discount for lack of liquidity/marketabilty	1.50% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2020, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $255,212,058 and $4,154,226, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$8,656,379	$8,838,680	$9,480,000	$8,918	$43,045	$(3,307)	$8,054,797

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$29,316,657	$—	$5,500,000	$—	$(593,426)	$(1,856,919)	$21,366,312
GMO Opportunistic Income Fund, Class VI	108,395,452	—	24,000,000	—	37,785	(2,711,407)	81,721,830
GMO U.S. Treasury Fund	4,517,130	127,600,000	91,790,000	14,036	29,969	18,354	40,375,453

Totals	$142,229,239	$127,600,000	$121,290,000	$14,036	$(525,672)	$(4,549,972)	$143,463,595

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,487,484	$—	$—	$81,069	$—	$296,763	$74,784,247

High Yield Fund
GMO U.S. Treasury Fund	$385,180	$18,005,516	$18,421,358	$7,123	$30,662	$—	$—

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,256,103	$8,500,000	$10,273,000	$5,073	$61,270	$(40,832)	$8,503,541

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through May 31, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

Subsequent events

Effective June 30, 2020, the name of GMO Core Plus Bond Fund was changed to GMO Multi-Sector Fixed Income Fund.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.7%

	Argentina — 1.0%

240,815	Adecoagro SA *	1,037,913

	Australia — 1.1%

794,717	Infigen Energy	318,839

19,699	OZ Minerals Ltd	124,291

221,519	Sandfire Resources NL	648,587

76,818	Western Areas Ltd	117,276

	Total Australia	1,208,993

	Brazil — 1.5%

173,400	Duratex SA	349,640

256,300	Sao Martinho SA	933,214

73,300	SLC Agricola SA	342,166

	Total Brazil	1,625,020

	Canada — 3.1%

79,663	Canadian Solar Inc * (a)	1,497,664

1,589,600	Largo Resources Ltd * (a)	1,039,068

52,600	Lundin Mining Corp	242,208

41,700	NFI Group Inc (a)	494,579

10,000	TransAlta Renewables Inc (a)	104,078

	Total Canada	3,377,597

	China — 3.3%

728,000	CGN Power Co Ltd – Class H	167,709

1,097,000	Chaowei Power Holdings Ltd	347,809

1,450,000	China Suntien Green Energy Corp Ltd – Class H	319,376

546,000	China Water Affairs Group Ltd.	365,095

40,700	Hollysys Automation Technologies Ltd	508,343

168,000	MMG Ltd *	29,402

1,382,000	Sinofert Holdings Ltd *	114,740

878,000	Tianneng Power International Ltd	889,742

848,000	Wasion Group Holdings Ltd	274,514

312,374	Zhengzhou Yutong Bus Co Ltd – Class A	530,279

	Total China	3,547,009

	Denmark — 2.8%

29,015	Vestas Wind Systems A/S	2,963,466

	Finland — 0.4%

32,413	Kemira Oyj	415,638

	France — 8.5%

8,278	Albioma SA	294,922

99,546	Electricite de France SA	888,240

20,635	Nexans SA *	845,649

10,259	Schneider Electric SE	1,015,772

33,489	STMicroelectronics NV	837,275

91,248	Suez (a)	1,040,412

79,373	Valeo SA	1,962,010

Shares	Description	Value ($)

	France — continued

78,541	Veolia Environnement SA	1,729,469

10,885	Vilmorin & Cie SA	573,183

	Total France	9,186,932

	Germany — 2.4%

13,683	CENTROTEC Sustainable AG	223,560

69,133	E.ON SE	733,339

209	Knorr-Bremse AG	22,136

14,369	Siemens AG (Registered)	1,584,250

	Total Germany	2,563,285

	India — 0.2%

609,266	Jain Irrigation Systems Ltd *	61,191

253,775	Rashtriya Chemicals & Fertilizers Ltd	135,637

	Total India	196,828

	Israel — 1.0%

298,268	ICL Group Ltd	1,039,997

	Italy — 4.1%

371,695	Enel SPA	2,873,843

70,290	Prysmian SPA	1,506,523

	Total Italy	4,380,366

	Japan — 10.5%

6,900	Central Japan Railway Co	1,182,534

900	Daikin Industries Ltd	132,521

14,400	East Japan Railway Co	1,131,015

33,400	Ebara Corp	808,218

51,900	GS Yuasa Corp	920,740

15,300	Iseki & Co Ltd	176,185

77,500	Kubota Corp	1,043,617

20,100	Kurita Water Industries Ltd	556,524

7,300	METAWATER Co Ltd	326,030

47,700	Osaki Electric Co Ltd	229,186

192,200	Panasonic Corp	1,721,900

189,100	Renesas Electronics Corp *	983,576

14,000	Sanken Electric Co Ltd	324,084

38,800	Takuma Co Ltd	505,420

7,600	Tsukishima Kikai Co Ltd (a)	91,153

17,800	West Japan Railway Co	1,152,328

	Total Japan	11,285,031

	Mexico — 2.5%

1,257,457	Grupo Mexico SAB de CV	2,708,910

	Netherlands — 0.7%

45,039	Arcadis NV * (a)	773,161

	Norway — 1.5%

178,774	Austevoll Seafood ASA (a)	1,364,341

27,157	Grieg Seafood ASA	278,104

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

1,183	Mowi ASA	22,297

	Total Norway	1,664,742

	Pakistan — 0.5%

769,421	Fauji Fertilizer Co Ltd	515,794

	Portugal — 1.2%

287,491	EDP – Energias de Portugal SA	1,343,038

	Russia — 5.3%

93,799	MMC Norilsk Nickel PJSC ADR	2,967,575

120,768	PhosAgro PJSC GDR (Registered)	1,677,334

116,061	Ros Agro Plc GDR (Registered)	1,084,510

	Total Russia	5,729,419

	Spain — 2.7%

4,904	Acciona SA	491,073

2,409	Construcciones y Auxiliar de Ferrocarriles SA	83,253

54,442	Endesa SA	1,300,420

11,949	Fomento de Construcciones y Contratas SA	120,815

48,331	Iberdrola SA	523,303

22,896	Red Electrica Corp SA	403,156

	Total Spain	2,922,020

	Switzerland — 1.2%

571	Gurit Holding AG	868,503

6,551	Landis+Gyr Group AG *	432,502

	Total Switzerland	1,301,005

	Taiwan — 0.2%

58,000	Delta Electronics Inc	267,021

	Thailand — 0.3%

525,000	SPCG Pcl	289,093

	Ukraine — 0.7%

77,000	Kernel Holding SA	794,672

	United Kingdom — 3.3%

19,600	Abengoa Yield Plc	513,520

188,356	Drax Group Plc	492,506

40,875	Go-Ahead Group Plc	551,061

126,447	KAZ Minerals Plc	747,336

71,993	Polypipe Group Plc	386,701

159,653	Renewables Infrastructure Group Ltd (The)	241,125

961,840	Renewi Plc	279,569

435,654	Stagecoach Group Plc	367,940

	Total United Kingdom	3,579,758

	United States — 32.7%

16,000	AGCO Corp.	883,680

29,260	Albemarle Corp. (a)	2,238,975

68,739	BorgWarner, Inc.	2,209,959

5,200	CORTEVA, Inc. *	142,012

Shares	Description	Value ($)

	United States — continued

54,400	Delphi Technologies Plc *	700,672

10,800	Eaton Corp Plc	916,920

10,000	Edison International	581,100

9,600	EnerSys	607,680

28,700	Exelon Corp.	1,099,497

21,700	First Solar, Inc. *	1,011,654

392,609	Freeport-McMoRan, Inc.	3,560,964

24,100	FutureFuel Corp.	315,228

252,305	GrafTech International Ltd. (a)	1,725,766

16,500	Johnson Controls International Plc	518,265

111,700	Livent Corp. * (a)	752,858

338,184	Mosaic Co. (The)	4,088,644

11,600	MYR Group, Inc. *	334,196

72,100	ON Semiconductor Corp. *	1,188,929

31,200	Owens Corning	1,638,000

139,236	Renewable Energy Group, Inc. *	3,961,264

8,200	Rexnord Corp.	246,820

36,392	SolarEdge Technologies, Inc. *	5,164,025

15,500	TE Connectivity Ltd.	1,259,375

700	Valmont Industries, Inc.	79,800

	Total United States	35,226,283

	TOTAL COMMON STOCKS (COST $100,651,710)	99,942,991

	PREFERRED STOCKS (b) — 2.4%

	Chile — 2.4%

105,700	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,575,909

	TOTAL PREFERRED STOCKS (COST $4,124,657)	2,575,909

	MUTUAL FUNDS — 5.8%

	United States — 5.8%

	Affiliated Issuers — 5.8%

1,237,979	GMO U.S. Treasury Fund (c)	6,239,416

	TOTAL MUTUAL FUNDS (COST $6,239,416)	6,239,416

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

333,890	State Street Institutional Treasury Money Market Fund-Premier Class, 0.12% (d)	333,890

	TOTAL SHORT-TERM INVESTMENTS (COST $333,890)	333,890

	TOTAL INVESTMENTS — 101.2% (Cost $111,349,673)	109,092,206

	Other Assets and Liabilities (net) — (1.2%)	(1,255,498)

	TOTAL NET ASSETS — 100.0%	$107,836,708

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	All or a portion of this security is purchased with collateral from securities loaned.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Cyclical Focus Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Canada — 1.8%

62,900	Nutrien Ltd	2,138,600

	Finland — 2.4%

70,321	Neste Oyj	2,865,504

	France — 6.7%

4,499	Kering SA	2,358,645

6,305	LVMH Moet Hennessy Louis Vuitton SE	2,645,108

30,571	Safran SA *	2,945,786

	Total France	7,949,539

	Germany — 5.4%

159,006	Infineon Technologies AG	3,351,486

27,655	Siemens AG (Registered)	3,049,094

	Total Germany	6,400,580

	Ireland — 1.4%

139,128	Ryanair Holdings Plc *	1,726,100

	Japan — 2.6%

17,500	FANUC Corp	3,127,224

	Mexico — 2.4%

1,311,400	Grupo Mexico SAB de CV Series B	2,825,118

	Russia — 4.8%

37,837	LUKOIL PJSC Sponsored ADR	2,842,873

19,702	Novatek PJSC Sponsered GDR (Registered)	2,884,058

	Total Russia	5,726,931

	Spain — 3.4%

28,784	Amadeus IT Holding SA	1,505,156

90,939	Industria de Diseno Textil SA	2,532,965

	Total Spain	4,038,121

	Switzerland — 2.3%

3,307	Partners Group Holding AG	2,754,977

	United Kingdom — 9.3%

136,868	Anglo American Plc	2,897,363

51,883	Berkeley Group Holdings Plc (The)	2,643,005

166,996	Compass Group Plc	2,448,059

105,376	Persimmon Plc	3,005,738

	Total United Kingdom	10,994,165

	United States — 54.8%

16,800	3M Co.	2,628,192

28,700	American Express Co.	2,728,509

51,600	Applied Materials, Inc.	2,898,888

1,700	Booking Holdings, Inc. *	2,787,014

Shares	Description	Value ($)

	United States — continued

98,700	BorgWarner, Inc.	3,173,205

67,800	Charles Schwab Corp. (The)	2,434,698

32,600	Chevron Corp.	2,989,420

88,700	Corteva, Inc. *	2,422,397

64,600	EOG Resources, Inc.	3,292,662

31,900	Hasbro, Inc.	2,344,969

21,300	Hilton Worldwide Holdings, Inc.	1,689,303

12,500	Home Depot, Inc. (The)	3,106,000

15,500	Honeywell International, Inc.	2,260,675

16,300	Illinois Tool Works, Inc.	2,811,098

28,200	Intercontinental Exchange, Inc.	2,742,450

33,300	Las Vegas Sands Corp.	1,596,402

95,100	Lyft, Inc. – Class A *	2,972,826

2,619	Markel Corp. *	2,350,343

7,800	O’Reilly Automotive, Inc. *	3,254,472

43,800	Raytheon Technologies Corp.	2,825,976

80,600	Sensata Technologies Holding Plc *	2,873,390

27,100	Skyworks Solutions, Inc.	3,212,434

70,000	US Bancorp	2,489,200

39,000	Verso Corp. – Class A *	560,820

45,900	VF Corp.	2,574,990

	Total United States	65,020,333

	TOTAL COMMON STOCKS (COST $106,495,120)	115,567,192

	PREFERRED STOCKS (a) — 2.2%

	Brazil — 2.2%

393,000	Bradespar SA	2,596,041

	TOTAL PREFERRED STOCKS (COST $2,188,818)	2,596,041

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

452,058	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (b)	452,058

	TOTAL SHORT-TERM INVESTMENTS (COST $452,058)	452,058

	TOTAL INVESTMENTS — 99.9% (Cost $109,135,996)	118,615,291

	Other Assets and Liabilities (net) — 0.1%	67,527

	TOTAL NET ASSETS — 100.0%	$118,682,818

GMO Cyclical Focus Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 75.3%

	Brazil — 0.8%

450,700	Atacadao SA	1,561,652

384,400	B3 SA – Brasil Bolsa Balcao	3,281,191

317,600	Rumo SA *	1,340,916

	Total Brazil	6,183,759

	China — 37.3%

786,750	A-Living Services Co Ltd – Class H	4,254,322

202,500	Alibaba Group Holding Ltd *	5,236,018

247,276	Alibaba Group Holding Ltd Sponsored ADR *	51,282,570

502,391	Angel Yeast Co Ltd – Class A	2,981,603

513,500	Anhui Conch Cement Co Ltd – Class H	3,872,044

1,950,577	China International Capital Corp Ltd – Class H *	3,182,718

1,881,000	China Merchants Bank Co Ltd – Class H	8,863,384

423,500	China Overseas Land & Investment Ltd	1,298,781

960,000	China Resources Land Ltd	3,828,296

482,500	JD.com Inc ADR *	26,214,225

2,183,500	Jiangsu Expressway Co Ltd – Class A	3,078,512

493,819	Jiangsu Hengli Hydraulic Co Ltd – Class A	5,094,093

31,787	Kweichow Moutai Co Ltd – Class A	6,092,863

854,500	Longfor Group Holdings Ltd	3,907,743

111,400	Meituan Dianping – Class B *	2,121,729

2,931,600	MGM China Holdings Ltd	3,501,934

1,196,182	Midea Group Co Ltd – Class A	9,925,239

41,600	NetEase Inc ADR	15,928,640

39,400	New Oriental Education & Technology Group Inc Sponsored ADR *	4,726,424

2,254,108	Ping An Bank Co Ltd – Class A	4,123,547

304,246	Ping An Insurance Group Co of China Ltd – Class H	3,010,854

2,136,000	Shenzhen International Holdings Ltd	3,577,393

122,483	Shenzhen Mindray Bio-Medical Electronics Co Ltd – Class A	4,784,226

721,959	Shenzhen YUTO Packaging Technology Co Ltd – Class A	2,633,398

361,600	Shenzhou International Group Holdings Ltd	4,351,282

432,000	Shimao Property Holdings Ltd	1,811,740

3,514,500	Sun Art Retail Group Ltd	5,409,805

92,200	Sunny Optical Technology Group Co Ltd	1,239,065

1,084,962	Suofeiya Home Collection Co Ltd – Class A	3,939,481

126,100	TAL Education Group ADR *	7,119,606

1,235,784	Tencent Holdings Ltd	66,924,942

76,400	Vipshop Holdings Ltd ADR *	1,324,776

79,469	Wuliangye Yibin Co Ltd – Class A	1,654,015

297,000	Yihai International Holding Ltd *	2,669,919

115,800	Yum China Holdings Inc	5,366,172

443,000	Zhongsheng Group Holdings Ltd	2,292,005

132,600	ZTO Express Cayman, Inc ADR	4,325,412

	Total China	291,948,776

Shares	Description	Value ($)

	Hong Kong — 0.5%

430,164	AIA Group Ltd	3,529,830

	India — 5.7%

70,999	Ajanta Pharma Ltd	1,437,987

2,576,263	Bharti Airtel Ltd *	18,720,906

138,326	Cipla Ltd	1,188,531

632,132	CMI Ltd	183,803

1,048,219	Coffee Day Enterprises Ltd *	215,509

44,774	Colgate-Palmolive India Ltd	822,110

125,365	Deepak Nitrite Ltd	833,412

10,683,040	Gayatri Highways Ltd *	49,257

11,052,457	Gayatri Projects Ltd *(a)	1,957,662

65,287	Hero MotoCorp Ltd	2,038,356

65,875	Hindustan Unilever Ltd	1,796,976

447,732	ICICI Bank Ltd	1,965,512

81,553	Ipca Laboratories Ltd	1,585,875

42,148	Jubilant Foodworks Ltd	914,727

94,882	Kotak Mahindra Bank Ltd	1,541,208

8,175	Nestle India Ltd	1,901,907

233,026	Reliance Industries Ltd	4,544,402

104,916	Torrent Pharmaceuticals Ltd	3,191,854

	Total India	44,889,994

	Indonesia — 0.5%

1,117,400	Bank Central Asia Tbk PT	1,984,704

20,180,500	Uni-Charm Indonesia Tbk PT *	2,156,469

	Total Indonesia	4,141,173

	Japan — 0.3%

13,000	Daikin Industries Ltd	1,910,612

	Mexico — 1.5%

987,718	Grupo Financiero Banorte SAB de CV – Class O	3,008,877

3,414,724	Wal-Mart de Mexico SAB de CV	8,546,627

	Total Mexico	11,555,504

	Peru — 0.0%

2,140	Credicorp Ltd	294,935

	Philippines — 0.7%

3,653,440	Puregold Price Club Inc	3,323,124

9,925,400	Semirara Mining & Power Corp	2,159,583

	Total Philippines	5,482,707

	Russia — 1.2%

535,101	Sberbank of Russia PJSC Sponsored ADR	6,102,155

119,995	X5 Retail Group NV GDR (Registered)	3,547,267

	Total Russia	9,649,422

	South Africa — 1.1%

688,747	FirstRand Ltd	1,581,697

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

42,321	Naspers Ltd – N Shares	6,889,561

	Total South Africa	8,471,258

	South Korea — 7.9%

23,323	Kakao Corp	4,980,919

70,325	KB Financial Group Inc	1,930,680

1,893	LG Household & Health Care Ltd	2,098,073

15,127	NAVER Corp	2,766,555

1,027,765	Samsung Electronics Co Ltd	42,329,600

84,939	SK Hynix Inc	5,632,522

10,938	SK Telecom Co Ltd	1,910,339

	Total South Korea	61,648,688

	Switzerland — 2.6%

189,417	Nestle SA (Registered)	20,566,330

	Taiwan — 13.0%

305,000	Advantech Co Ltd	3,026,266

105,000	Airtac International Group	1,810,229

235,000	Catcher Technology Co Ltd	1,712,660

8,426,000	CTBC Financial Holding Co Ltd	5,616,199

1,675,000	Delta Electronics Inc	7,711,380

3,882,575	E.Sun Financial Holding Co Ltd	3,457,507

2,911,000	Hon Hai Precision Industry Co Ltd	7,364,516

36,000	Largan Precision Co Ltd	4,611,839

230,000	MediaTek Inc	3,551,095

5,778,000	Mega Financial Holding Co Ltd	5,936,224

1,253,000	Quanta Computer Inc	2,927,022

3,653,486	Taiwan Cement Corp	5,186,855

4,061,800	Taiwan Semiconductor Manufacturing Co Ltd	39,485,858

100,900	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,078,297

4,450,000	Wistron Corp	4,242,565

	Total Taiwan	101,718,512

	Thailand — 0.9%

1,033,035	CP ALL Pcl (Foreign Registered)	2,294,265

663,900	Kasikornbank Pcl NVDR	2,003,596

7,784,200	Quality Houses Leasehold Property Fund	2,693,592

	Total Thailand	6,991,453

	Turkey — 0.2%

2,144,919	Akbank TAS *	1,795,160

	United States — 0.4%

25,300	PepsiCo, Inc.	3,328,215

	Vietnam — 0.7%

1,473,370	Bank for Foreign Trade of Vietnam JSC	5,420,385

	TOTAL COMMON STOCKS (COST $581,463,682)	589,526,713

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (b) — 0.4%

	Brazil — 0.4%

469,432	Itau Unibanco Holding SA	2,026,819

119,400	Telefonica Brasil SA	1,054,760

	Total Brazil	3,081,579

	TOTAL PREFERRED STOCKS (COST $4,027,180)	3,081,579

	INVESTMENT FUNDS — 19.1%

	Brazil — 1.4%

402,800	iShares MSCI Brazil ETF	10,952,132

	Russia — 5.0%

1,875,100	VanEck Vectors Russia ETF	38,664,562

	South Korea — 1.2%

441,620	Samsung Kodex 200 ETF	9,586,991

	Taiwan — 0.4%

89,700	iShares MSCI Taiwan ETF	3,335,046

	Thailand — 4.4%

69,067,590	Digital Telecommunications Infrastructure Fund	34,544,069

	United States — 6.7%

1,168,113	iShares Core MSCI Emerging Markets ETF	52,611,810

	TOTAL INVESTMENT FUNDS (COST $147,913,949)	149,694,610

	DEBT OBLIGATIONS — 1.4%

	United States — 1.4%

11,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.17%, due 07/31/20 (c)	11,000,603

	TOTAL DEBT OBLIGATIONS (COST $11,001,013)	11,000,603

	RIGHTS/WARRANTS — 0.0%

	India — 0.0%

10,063	Reliance Industries Ltd, Expires 12/31/59 *	29,677

	TOTAL RIGHTS/WARRANTS (COST $0)	29,677

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.3%

	United States — 2.3%

	Affiliated Issuers — 2.3%

3,611,927	GMO U.S. Treasury Fund	18,204,112

	TOTAL MUTUAL FUNDS (COST $18,204,112)	18,204,112

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.9%

	Money Market Funds — 0.9%

7,344,394	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (d)	7,344,394

	TOTAL SHORT-TERM INVESTMENTS (COST $7,344,394)	7,344,394

	TOTAL INVESTMENTS — 99.4% (Cost $769,954,330)	778,881,688

	Other Assets and Liabilities (net) — 0.6%	4,595,806

	TOTAL NET ASSETS — 100.0%	$783,477,494

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/25/2021	MSCI	THB	1,537,784,049	USD	48,609,987	304,005
02/25/2021	MSCI	USD	9,719,383	THB	305,091,425	(135,631)

						$168,374

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
103	Mini MSCI Emerging Markets	June 2020	$4,804,435	$300,930

Sales
1,556	SET 50	June 2020	$8,752,164	$(1,477,196)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2020.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

THB - Thai Baht

USD - United States Dollar

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.0%

	Argentina — 0.1%

108,600	Banco Macro SA ADR	1,863,576

231,700	Grupo Financiero Galicia SA ADR	1,855,917

	Total Argentina	3,719,493

	Brazil — 0.1%

1,635,100	Embraer SA *	2,276,632

	Chile — 0.1%

2,346,905	Banco de Chile	199,417

305	Banco Santander Chile	12

2,500	Banco Santander Chile ADR	39,425

667,617	Enel Americas SA	97,173

69,280	Inversiones La Construccion SA	450,095

157,793,069	Itau CorpBanca Chile SA	366,686

253,501	Parque Arauco SA	427,569

	Total Chile	1,580,377

	China — 39.7%

4,972,000	361 Degrees International Ltd	657,183

28,000	AAC Technologies Holdings Inc	145,161

2,420,000	Agile Group Holdings Ltd	2,511,617

1,786,200	Agricultural Bank of China Ltd – Class A	851,190

81,675,290	Agricultural Bank of China Ltd – Class H	33,146,407

121,900	Alibaba Group Holding Ltd *	3,151,953

681,826	Alibaba Group Holding Ltd Sponsored ADR *	141,403,894

4,774,260	Anhui Conch Cement Co Ltd – Class A	38,104,611

2,787,500	Anhui Conch Cement Co Ltd – Class H	21,019,127

1,709,499	Anhui Expressway Co Ltd – Class A	1,247,670

41,000	ANTA Sports Products Ltd	367,443

593,000	Asia Cement China Holdings Corp	681,785

90,702,682	Bank of China Ltd – Class H	33,340,640

3,622,000	BBMG Corp – Class H	752,296

614,000	Beijing Capital International Airport Co Ltd – Class H	384,672

478,000	Beijing Enterprises Water Group Ltd *	181,706

7,114,792	Beijing North Star Co Ltd – Class A	2,716,711

642,500	Budweiser Brewing Co APAC Ltd *	1,811,118

132,000	CGN Power Co Ltd – Class H	30,409

101,000	China Aoyuan Group Ltd	108,299

3,318,000	China Coal Energy Co Ltd – Class H	796,166

19,482,560	China Communications Services Corp Ltd – Class H	12,992,506

4,083,200	China Construction Bank Corp – Class A	3,646,930

112,177,906	China Construction Bank Corp – Class H	88,473,961

88,400	China Gas Holdings Ltd	312,525

2,127,276	China International Travel Service Corp Ltd – Class A	30,245,281

12,836,000	China Jinmao Holdings Group Ltd	8,961,467

200,000	China Kepei Education Group Ltd	163,048

2,559,000	China Lesso Group Holdings Ltd	3,111,100

9,465,000	China Machinery Engineering Corp – Class H	2,251,316

Shares	Description	Value ($)

	China — continued

923,000	China Medical System Holdings Ltd	1,058,459

745,364	China Merchants Bank Co Ltd – Class A	3,542,760

51,500	China Merchants Bank Co Ltd – Class H	242,671

939,437	China Mobile Ltd	6,642,512

16,600	China Mobile Ltd Sponsored ADR	583,656

1,485,071	China National Chemical Engineering Co Ltd – Class A	1,159,411

4,812,000	China Oriental Group Co Ltd	1,335,025

1,580,000	China Overseas Grand Oceans Group Ltd	846,861

8,588,000	China Overseas Land & Investment Ltd	26,337,499

2,894,600	China Pacific Insurance Group Co Ltd – Class A	11,515,506

1,623,800	China Pacific Insurance Group Co Ltd – Class H	4,513,360

9,920,000	China Resources Cement Holdings Ltd	12,533,102

1,142,000	China Resources Gas Group Ltd	6,256,152

7,044,000	China Resources Land Ltd	28,090,123

1,964,000	China SCE Group Holdings Ltd	817,589

11,489,396	China Shenhua Energy Co Ltd – Class A	26,397,022

14,837,000	China Shenhua Energy Co Ltd – Class H	27,176,974

1,227,000	China Taiping Insurance Holdings Co Ltd	1,835,577

7,317,221	China Vanke Co Ltd – Class A	26,432,051

2,401,200	China Zhongwang Holdings Ltd	452,268

38,000	CIFI Holdings Group Co Ltd	27,605

14,047,000	CNOOC Ltd	16,048,149

12,337,714	Country Garden Holdings Co Ltd	15,443,641

611,500	Dali Foods Group Co Ltd	388,956

1,830,620	Daqin Railway Co Ltd – Class A	1,749,873

3,848,000	Datang International Power Generation Co Ltd – Class H	516,277

3,163,000	Dongyue Group Ltd	1,265,034

67,200	ENN Energy Holdings Ltd	788,929

718,000	Fu Shou Yuan International Group Ltd	670,997

10,372,000	Geely Automobile Holdings Ltd	14,331,124

2,127,000	Greenland Hong Kong Holdings Ltd	696,224

18,776,000	Guangdong Investment Ltd	37,128,103

215,000	Haier Electronics Group Co Ltd	601,974

209,000	Haitian International Holdings Ltd	444,743

1,357,922	Hangzhou Robam Appliances Co Ltd – Class A	6,487,203

1,305,000	Hebei Construction Group Corp Ltd – Class H	1,143,588

7,715,955	Hisense Home Appliances Group Co Ltd – Class A	12,856,074

217,800	Hollysys Automation Technologies Ltd	2,720,322

388,000	Hopson Development Holdings Ltd	418,626

10,248,000	Hua Han Health Industry Holdings Ltd *(a)	687,475

7,835,000	Huabao International Holdings Ltd	2,743,556

4,360,000	Huadian Power International Corp Ltd – Class H	1,338,683

1,599,450	Huaxin Cement Co Ltd – Class A	5,583,059

2,303,342	Huayu Automotive Systems Co Ltd – Class A	6,205,013

2,280,600	Industrial & Commercial Bank of China Ltd – Class A	1,637,309

94,761,647	Industrial & Commercial Bank of China Ltd – Class H	61,378,811

27,000	Jiangsu Expressway Co Ltd – Class A	38,067

1,949,500	Kingboard Laminates Holdings Ltd	1,722,040

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,208,000	Kunlun Energy Co Ltd	745,042

137,207	Kweichow Moutai Co Ltd – Class A	26,299,538

74,692	Lao Feng Xiang Co Ltd – Class A	487,358

6,136,000	Logan Property Holdings Co Ltd	9,222,008

2,275,500	Longfor Group Holdings Ltd	10,406,166

1,888,000	Lonking Holdings Ltd	638,509

1,424,000	Maanshan Iron & Steel Co Ltd – Class H	407,828

3,990,000	Metallurgical Corp of China Ltd – Class H	617,687

1,618,506	Midea Group Co Ltd – Class A (b)	13,429,444

2,878,114	Midea Group Co Ltd – Class A (b)	23,880,957

72,200	NetEase Inc ADR	27,645,380

705,100	New China Life Insurance Co Ltd – Class H	2,213,592

2,532,000	Nexteer Automotive Group Ltd	1,375,182

1,553,000	PAX Global Technology Ltd	603,388

32,101,000	PICC Property & Casualty Co Ltd – Class H	28,085,979

3,327,550	Ping An Insurance Group Co of China Ltd – Class A	33,113,127

12,915,000	Postal Savings Bank of China Co Ltd – Class H	8,271,998

82,600	Qingdao Port International Co Ltd – Class A	66,251

5,848,400	Qingling Motors Co Ltd – Class H	1,234,717

1,578,000	Redsun Properties Group Ltd	553,709

298,000	Road King Infrastructure Ltd	388,736

405,437	Shenzhen Expressway Co Ltd – Class A	511,320

210,000	Shenzhen Expressway Co Ltd – Class H	213,146

4,342,789	Shenzhen Investment Ltd	1,346,067

458,800	Shenzhou International Group Holdings Ltd	5,520,929

3,593,000	Shimao Property Holdings Ltd	15,068,477

2,486,500	Shui On Land Ltd	412,495

2,041,500	Sinopec Engineering Group Co Ltd – Class H	858,438

2,997,699	Sinopec Shanghai Petrochemical Co Ltd – Class A	1,498,817

4,271,000	Sinotrans Ltd – Class H	881,584

2,672,000	Sinotruk Hong Kong Ltd	6,512,981

4,712,703	Suning Universal Co Ltd – Class A	1,982,452

41,900	Sunny Optical Technology Group Co Ltd	563,089

315,665	Tencent Holdings Ltd	17,095,109

1,822,000	Tianneng Power International Ltd	1,846,366

98,000	Times China Holdings Ltd	145,078

1,628,000	Towngas China Co Ltd *	749,785

4,943,000	Want Want China Holdings Ltd	3,584,362

8,082,698	Weifu High-Technology Group Co Ltd – Class A	22,291,463

1,594,000	Xinyi Glass Holdings Ltd	1,693,513

1,811,500	Xtep International Holdings Ltd	587,432

2,964,000	Yadea Group Holdings Ltd	1,515,307

35,149,000	Yangzijiang Shipbuilding Holdings Ltd	23,457,778

29,000	Yum China Holdings Inc	1,343,860

8,390,707	Yuzhou Properties Co Ltd	3,459,899

5,318,000	Zhejiang Expressway Co Ltd – Class H	3,746,221

725,667	Zhejiang Supor Co Ltd – Class A	6,891,024

1,002,111	Zhejiang Weixing New Building Materials Co Ltd – Class A	1,680,714

Shares	Description	Value ($)

	China — continued

89,100	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	64,043

60,500	Zhongsheng Group Holdings Ltd	313,016

	Total China	1,131,919,586

	Colombia — 0.0%

83,922	Grupo Argos SA	195,743

	Czech Republic — 0.0%

548,395	Moneta Money Bank AS	1,219,599

	Greece — 0.1%

1,828,188	Alpha Bank AE *	1,126,306

2,541,875	Eurobank Ergasias Services and Holdings SA *	1,089,141

1,228,911	National Bank of Greece SA *	1,649,261

19,478	Titan Cement International SA *	244,324

	Total Greece	4,109,032

	Hungary — 0.0%

27,770	Richter Gedeon Nyrt	606,926

	India — 2.0%

3,922,431	Ashok Leyland Ltd	2,202,003

256,987	Asian Paints Ltd	5,706,600

10,727	CMI Ltd	3,119

129	Coal India Ltd	241

12,264,578	Gayatri Highways Ltd *(c)	56,549

16,772,852	Gayatri Projects Ltd *(c)	2,970,885

230,960	HDFC Bank Ltd	2,910,469

261,937	Hindustan Unilever Ltd	7,145,268

252,428	Housing Development Finance Corp Ltd	5,596,077

1,332,810	ICICI Bank Ltd	5,798,290

457,494	Indiabulls Housing Finance Ltd	744,619

3,013,682	Jai Balaji Industries Ltd *	655,385

1,322,083	Kiri Industries Ltd	5,523,232

386,197	Kotak Mahindra Bank Ltd	6,273,160

1,223,459	Mahindra & Mahindra Financial Services Ltd	2,260,324

305,314	Shriram Transport Finance Co Ltd	2,310,762

4,739,832	Tata Power Co Ltd (The)	2,291,053

312,651	Titan Co Ltd	3,695,202

	Total India	56,143,238

	Indonesia — 1.0%

4,244,600	Astra International Tbk PT	1,389,097

2,537,900	Bank Central Asia Tbk PT	4,515,906

4,897,700	Bank Mandiri Persero Tbk PT	1,505,080

5,312,900	Bank Negara Indonesia Persero Tbk PT	1,398,424

11,633,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	389,251

36,593,200	Bank Rakyat Indonesia Persero Tbk PT	7,409,563

10,555,800	Bank Tabungan Negara Persero Tbk PT	549,104

765,500	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	151,355

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

6,385,200	Bukit Asam Tbk PT	850,049

7,227,700	Bumi Serpong Damai Tbk PT *	314,140

5,573,691	Indo Tambangraya Megah Tbk PT	3,102,130

4,038,000	Jasa Marga Persero Tbk PT	981,170

3,583,700	Matahari Department Store Tbk PT *	356,377

1,061,700	Pabrik Kertas Tjiwi Kimia Tbk PT	288,498

14,840,700	Pakuwon Jati Tbk PT	367,716

205,673,700	Panin Financial Tbk PT *	2,373,941

37,271,700	Ramayana Lestari Sentosa Tbk PT	1,458,100

6,312,600	Telekomunikasi Indonesia Persero Tbk PT	1,362,232

	Total Indonesia	28,762,133

	Kuwait — 0.5%

1,651,226	Alimtiaz Investment Group KSC *	429,319

96,920	Humansoft Holding Co KSC *	844,543

1,742,423	Kuwait Finance House KSCP	3,528,200

507,450	Kuwait Projects Co Holding KSCP	269,899

3,809,862	National Bank of Kuwait SAKP	9,503,114

	Total Kuwait	14,575,075

	Malaysia — 0.1%

8,477,600	AirAsia Group Berhad	1,345,496

	Mexico — 1.4%

1,060,600	Alsea SAB de CV *	896,807

5,443,000	America Movil SAB de CV – Series L	3,618,112

37,500	Arca Continental SAB de CV	167,473

2,194,500	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,444,889

900	Coca-Cola Femsa SAB de CV Sponsored ADR	39,402

296,300	Concentradora Fibra Danhos SA de CV (REIT)	282,610

228,300	Corp Inmobiliaria Vesta SAB de CV	311,854

1,719,500	Credito Real SAB de CV SOFOM ER	918,897

231,200	El Puerto de Liverpool SAB de CV – Class C1	559,793

13,554,100	Fibra Uno Administracion SA de CV (REIT)	10,397,314

1,200	Fomento Economico Mexicano SAB de CV Sponsored ADR	81,252

2,013,800	Gentera SAB de CV	839,140

567,500	Grupo Aeroportuario del Centro Norte SAB de CV	2,499,104

9,400	Grupo Aeroportuario del Centro Norte SAB de CV ADR	331,350

9,100	Grupo Aeroportuario del Pacifico SAB de CV ADR	604,331

118,200	Grupo Aeroportuario del Pacifico SAB de CV – Class B	786,774

4,500	Grupo Aeroportuario del Sureste SAB de CV ADR	466,515

37,280	Grupo Aeroportuario del Sureste SAB de CV – Class B	387,233

3,973,000	Grupo Financiero Banorte SAB de CV – Class O	12,102,918

33,100	Grupo Mexico SAB de CV Series B	71,307

37,700	Infraestructura Energetica Nova SAB de CV	107,449

Shares	Description	Value ($)

	Mexico — continued

219,400	Kimberly-Clark de Mexico SAB de CV – Class A	341,549

466,427	Qualitas Controladora SAB de CV	1,871,640

133,100	Regional SAB de CV *	371,008

389,800	Unifin Financiera SAB de CV SOFOM ENR (d)	298,839

244,300	Wal-Mart de Mexico SAB de CV	611,452

	Total Mexico	40,409,012

	Pakistan — 0.3%

461,510	Engro Corp Ltd	828,059

3,763,000	Engro Fertilizers Ltd	1,393,488

687,500	Fauji Fertilizer Co Ltd	460,877

3,658,100	Oil & Gas Development Co Ltd	2,593,969

460,400	Pakistan Oilfields Ltd	900,454

1,097,120	Pakistan Petroleum Ltd	630,713

331,420	Pakistan State Oil Co Ltd	322,304

245,300	Searle Co Ltd (The)	303,858

601,100	United Bank Ltd	359,038

	Total Pakistan	7,792,760

	Peru — 0.1%

87,100	Southern Copper Corp	3,161,730

	Philippines — 0.3%

57,300	Ayala Land Inc	36,286

357,700	Manila Electric Co	2,003,488

35,324,800	Megaworld Corp	1,993,024

33,576,000	Metro Pacific Investments Corp	1,923,542

201,950	Security Bank Corp	325,945

6,401,200	Semirara Mining & Power Corp	1,392,782

	Total Philippines	7,675,067

	Poland — 3.0%

297,190	Alior Bank SA *	1,070,477

89,956	AmRest Holdings SE *	589,831

748,006	Bank Millennium SA *	463,605

961,310	Bank Polska Kasa Opieki SA	12,545,810

46,942	Budimex SA	2,646,220

186,034	CCC SA	2,245,274

14,936	CD Projekt SA	1,505,640

21,747	KRUK SA	547,046

67,344	Lubelski Wegiel Bogdanka SA	327,088

757,618	Polski Koncern Naftowy ORLEN SA	12,642,116

1,400,329	Powszechna Kasa Oszczednosci Bank Polski SA	7,747,265

5,402,940	Powszechny Zaklad Ubezpieczen SA	40,256,954

27,997	Santander Bank Polska SA *	1,138,228

135,779	Warsaw Stock Exchange	1,387,105

	Total Poland	85,112,659

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Qatar — 0.7%

6,648,431	Barwa Real Estate Co	5,400,193

1,456,860	Doha Bank QPSC *	818,527

110,881	Qatar Electricity & Water Co QSC	459,248

872,544	Qatar Insurance Co SAQ	499,357

2,385,481	Qatar National Bank QPSC	11,567,258

1,027,776	Qatar National Cement Co QSC	1,099,642

	Total Qatar	19,844,225

	Russia — 16.0%

26,391,150	Alrosa PJSC	24,870,558

7,278,500	Credit Bank of Moscow PJSC	561,017

1,122,300	Detsky Mir PJSC	1,586,364

891,060,000	Federal Grid Co Unified Energy System PJSC	2,337,423

639,070	Gazprom Neft PJSC	3,048,933

6,771	Gazprom Neft PJSC Sponsored ADR	160,834

680,233	Globaltrans Investment Plc Sponsored GDR (Registered)	3,793,647

122,746,000	Inter RAO UES PJSC	8,690,865

93,867	LSR Group PJSC	784,321

642,308	LSR Group PJSC GDR (Registered)	1,045,704

1,227,540	LUKOIL PJSC Sponsored ADR	92,230,899

619,147	M.Video PJSC	2,999,287

8,881,100	Magnitogorsk Iron & Steel Works PJSC	5,130,535

227,998	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,704,273

1,858,437	MMC Norilsk Nickel PJSC ADR	58,796,481

546,100	Mobile TeleSystems PJSC Sponsored ADR	4,854,829

8,291,617	Moscow Exchange MICEX-RTS PJSC	13,545,846

143,603	Novatek PJSC Sponsered GDR (Registered)	21,021,184

477,200	Novolipetsk Steel PJSC	937,106

1,332,483	Novolipetsk Steel PJSC GDR	25,824,451

124,017	PhosAgro PJSC GDR (Registered)	1,722,460

4,308	Polymetal International Plc	86,593

1,378	Polyus PJSC GDR (Registered)	114,042

284,215	QIWI Plc Sponsored ADR	3,963,378

855,830	Raspadskaya OJSC	1,311,304

1,234,665	Rostelecom PJSC *	1,458,729

33,228	Rostelecom PJSC Sponsored ADR	229,878

92,290	Safmar Financial Investment	520,726

5,242,420	Sberbank of Russia PJSC Sponsored ADR	59,783,221

875,253	Severstal PJSC GDR (Registered)	11,552,563

26,661,300	Surgutneftegas PJSC	15,130,703

4,355,290	Surgutneftegas PJSC Sponsored ADR	24,575,299

519,740	Tatneft PJSC	3,957,536

1,070,516	Tatneft PJSC Sponsored ADR	48,784,201

389,731	TCS Group Holding Plc GDR (Registered)	6,787,319

78,505,000	Unipro PJSC	3,068,234

8,300	Yandex NV – Class A *	333,909

	Total Russia	457,304,652

Shares	Description	Value ($)

	South Africa — 2.6%

284,569	Absa Group Ltd	1,323,275

33,317	Anglo American Platinum Ltd	2,112,551

56,443	Astral Foods Ltd	496,599

209,092	Barloworld Ltd	802,291

28,179	Bid Corp Ltd	397,770

4,504	Capitec Bank Holdings Ltd	218,466

75,685	Clicks Group Ltd	1,005,109

441,038	Discovery Ltd	2,480,620

1,688,726	Emira Property Fund Ltd (REIT)	538,875

511,310	FirstRand Ltd	1,174,215

1,657,187	Fortress REIT Ltd – Class A	1,048,016

565,934	Foschini Group Ltd (The)	2,013,915

7,372,393	Growthpoint Properties Ltd (REIT)	5,254,920

1,187,176	Investec Ltd	2,088,127

21,120	Kumba Iron Ore Ltd	570,387

801,497	Lewis Group Ltd	668,660

254,464	Liberty Holdings Ltd	898,859

986,375	Mr Price Group Ltd	7,341,812

183,737	MTN Group Ltd	569,573

338,160	Nedbank Group Ltd	1,913,999

16,524,148	Old Mutual Ltd (d)	10,603,047

847,331	Rand Merchant Investment Holdings Ltd	1,317,855

11,380,905	Redefine Properties Ltd (REIT)	1,244,949

247,339	RMB Holdings Ltd	753,360

1,249,498	SA Corporate Real Estate Ltd (REIT)	70,632

4,437,470	Sanlam Ltd	14,333,048

2,495	SPAR Group Ltd (The)	24,944

68,600	Standard Bank Group Ltd	399,294

916,165	Telkom SA SOC Ltd	934,330

83,690	Tiger Brands Ltd	748,555

193,431	Transaction Capital Ltd	188,648

4,160,827	Truworths International Ltd	7,434,761

98,316	Vodacom Group Ltd	705,889

377,930	Wilson Bayly Holmes-Ovcon Ltd	2,063,949

	Total South Africa	73,741,300

	South Korea — 3.5%

221,487	DB Insurance Co Ltd	7,787,834

1,125,505	Dongwon Development Co Ltd	3,286,678

169	F&F Co Ltd	13,609

8,265	GS Home Shopping Inc	797,525

1,649,255	Hanwha Life Insurance Co Ltd	2,030,856

125,568	HDC Hyundai Development Co-Engineering & Construction	2,022,756

39,046	Hy-Lok Corp	418,198

15,757	Hyundai Marine & Fire Insurance Co Ltd	309,447

69,238	Hyundai Mobis Co Ltd	11,101,407

10,944	Kangwon Land Inc	214,993

16,061	KCC Corp	1,860,998

30,552	Kia Motors Corp	849,545

560,960	Korea Asset In Trust Co Ltd (REIT)	1,206,145

16,080	Medy-Tox Inc	2,194,291

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

41,408	Meritz Fire & Marine Insurance Co Ltd	487,116

143	NCSoft Corp	91,346

43,971	OCI Co Ltd *	1,398,892

32,382	S&T Motiv Co Ltd	1,049,513

1,159,374	Samsung Electronics Co Ltd	47,750,058

14,427	Samsung Electronics Co Ltd GDR	14,891,366

	Total South Korea	99,762,573

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd *(c)	452,038

	Taiwan — 18.4%

1,096,532	Advantech Co Ltd	10,879,992

323,000	Amazing Microelectronic Corp	900,111

181,000	Arcadyan Technology Corp	510,049

6,805,560	Asustek Computer Inc	47,781,578

433,000	Aten International Co Ltd	1,293,438

129,200	Aurora Corp	384,570

7,208,000	Catcher Technology Co Ltd	52,531,299

1,776,153	Cathay Financial Holding Co Ltd	2,373,367

3,712,332	Chailease Holding Co Ltd	14,469,729

468,000	Chicony Electronics Co Ltd	1,342,750

20,462,000	China Development Financial Holding Corp	6,213,259

72,000	China Life Insurance Co Ltd *	49,869

11,000	Chipbond Technology Corp	22,609

796,000	Chong Hong Construction Co Ltd	2,220,562

4,568,400	Coretronic Corp	4,738,130

47,446,720	CTBC Financial Holding Co Ltd	31,624,757

57,000	Eclat Textile Co Ltd	587,291

1,565,000	Elite Material Co Ltd	7,710,972

2,564,000	Farglory Land Development Co Ltd	3,738,807

4,250,000	FLEXium Interconnect Inc	15,436,023

183,000	Formosa Chemicals & Fibre Corp	439,678

1,553,000	Formosa Plastics Corp	4,300,543

3,281,075	Foxconn Technology Co Ltd	5,908,255

8,449,000	Fubon Financial Holding Co Ltd	11,956,330

183,000	Gigabyte Technology Co Ltd	360,409

2,470,000	Grand Pacific Petrochemical *	1,163,408

427,000	Greatek Electronics Inc	640,816

20,718,532	Hon Hai Precision Industry Co Ltd	52,415,652

2,120,000	Huaku Development Co Ltd	6,715,518

1,431,806	IEI Integration Corp *	1,863,692

199,000	Innodisk Corp	1,273,238

267,000	Kung Long Batteries Industrial Co Ltd	1,282,692

4,000	Largan Precision Co Ltd	512,426

4,049,000	Lite-On Technology Corp	6,497,894

22,000	Lotes Co Ltd	296,381

1,280,425	Mercuries Life Insurance Co Ltd *	392,954

1,592,000	Merry Electronics Co Ltd	7,196,006

1,900,000	Micro-Star International Co Ltd	6,410,604

1,009,000	Nantex Industry Co Ltd	1,258,027

89,000	Nichidenbo Corp	155,853

Shares	Description	Value ($)

	Taiwan — continued

1,375,810	Novatek Microelectronics Corp	9,420,256

303,000	Pegatron Corp	652,167

180,000	Quanta Computer Inc	420,482

1,698,000	Quanta Storage Inc	2,090,053

10,850,870	Radiant Opto-Electronics Corp	37,356,895

613,000	Ruentex Industries Ltd	1,333,186

911,000	Shinkong Insurance Co Ltd	1,083,066

1,564,068	Simplo Technology Co Ltd	16,756,899

372,200	Sitronix Technology Corp	1,893,331

2,361,250	Syncmold Enterprise Corp	6,382,081

199,000	Taiflex Scientific Co Ltd	312,734

9,254,000	Taiwan Semiconductor Manufacturing Co Ltd	89,960,640

273,010	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	13,740,593

443,000	Test Research Inc	809,087

76,000	Thinking Electronic Industrial Co Ltd	221,819

1,395,000	Transcend Information Inc	3,268,175

1,804,160	Tripod Technology Corp	6,784,363

1,567,400	United Integrated Services Co Ltd	11,000,869

36,000	Wiwynn Corp	964,675

100,000	YC INOX Co Ltd	79,999

143,000	Yulon Nissan Motor Co Ltd	1,263,739

323,000	Zeng Hsing Industrial Co Ltd	1,430,923

	Total Taiwan	523,075,570

	Thailand — 0.9%

849,400	Bangkok Bank Pcl (Foreign Registered)	2,905,346

570,500	Bangkok Life Assurance Pcl NVDR	269,599

9,834,900	Banpu Pcl (Foreign Registered)	1,932,352

1,709,000	Banpu Power Pcl (Foreign Registered)	940,333

50,272,900	Beauty Community Pcl	2,765,721

638,900	Hana Microelectronics Pcl (Foreign Registered)	604,222

980,400	Kasikornbank Pcl NVDR	2,974,500

277,100	Krung Thai Bank Pcl (Foreign Registered)	90,865

6,120,700	Land & Houses Pcl (Foreign Registered)	1,408,886

3,734,600	Origin Property Pcl (Foreign Registered)	594,317

4,087,400	Pruksa Holding Pcl (Foreign Registered)	1,531,967

15,794,892	Quality Houses Pcl (Foreign Registered)	1,074,660

838,500	Siam Commercial Bank Pcl (The) (Foreign Registered)	1,958,642

641,600	SPCG Pcl	353,299

4,880,675	Supalai Pcl (Foreign Registered)	2,274,184

707,600	Thai Vegetable Oil Pcl (Foreign Registered)	590,029

394,600	Thanachart Capital Pcl (Foreign Registered)	453,679

960,300	Tipco Asphalt Pcl (Foreign Registered)	665,905

16,400	Tisco Financial Group Pcl (Foreign Registered)	38,798

1,440,500	TTW Pcl (Foreign Registered)	620,564

2,763,800	Univentures Pcl (Foreign Registered)	290,860

	Total Thailand	24,338,728

	Turkey — 0.1%

926,517	Arcelik AS *	2,140,204

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — 0.2%

427,567	Abu Dhabi Islamic Bank PJSC	395,723

826,201	Al Waha Capital PJSC *	148,140

1,809,366	DAMAC Properties Dubai Co PJSC *	321,016

1,169,410	Dubai Islamic Bank PJSC	1,126,578

393,578	Emaar Development PJSC *	207,898

1,457,967	Emaar Malls PJSC *	524,765

4,214,670	Emaar Properties PJSC *	2,875,755

187,039	Emirates NBD Bank PJSC	438,773

	Total United Arab Emirates	6,038,648

	United Kingdom — 0.7%

386,665	Unilever Plc	20,761,427

	Vietnam — 0.1%

1,594,290	Kinh Bac City Development Share Holding Corp	965,793

184,860	PetroVietnam Gas JSC	595,087

1,923,000	PetroVietnam Technical Services Corp	1,047,239

138,320	Pha Lai Thermal Power JSC	143,554

380,860	Vinh Hoan Corp	552,242

	Total Vietnam	3,303,915

	TOTAL COMMON STOCKS (COST $2,848,321,087)	2,621,367,838

	PREFERRED STOCKS (e) — 4.2%

	Colombia — 0.0%

60,938	Banco Davivienda SA	400,263

3,055,592	Grupo Aval Acciones y Valores SA	688,942

	Total Colombia	1,089,205

	Russia — 2.0%

254,391	Bashneft PJSC	5,165,084

200,000	Nizhnekamskneftekhim PJSC	238,959

98,683,100	Surgutneftegas PJSC	49,777,532

1,276	Transneft PJSC	2,341,850

	Total Russia	57,523,425

	South Korea — 2.1%

1,734,179	Samsung Electronics Co Ltd	60,377,628

	Taiwan — 0.1%

605,412	CTBC Financial Holding Co Ltd	1,330,429

	TOTAL PREFERRED STOCKS (COST $112,662,471)	120,320,687

	INVESTMENT FUNDS — 2.5%

	Thailand — 0.4%

22,546,425	Digital Telecommunications Infrastructure Fund	11,276,567

Shares / Par Value†	Description	Value ($)

	United States — 2.1%

1,336,677	iShares Core MSCI Emerging Markets ETF	60,203,932

	TOTAL INVESTMENT FUNDS (COST $69,829,878)	71,480,499

	DEBT OBLIGATIONS — 0.7%

	United States — 0.7%

19,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.28%, due 01/31/22 (f)	19,021,339

	TOTAL DEBT OBLIGATIONS (COST $19,021,773)	19,021,339

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 0.2%

6,769,254	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (g)	6,769,254

	U.S. Government — 1.0%

29,000,000	U.S. Cash Management Bill, 0.16%, due 10/27/20 (h)	28,980,924

	TOTAL SHORT-TERM INVESTMENTS (COST $35,751,298)	35,750,178

	TOTAL INVESTMENTS — 100.6% (Cost $3,085,586,507)	2,867,940,541

	Other Assets and Liabilities (net) — (0.6%)	(17,448,463)

	TOTAL NET ASSETS — 100.0%	$2,850,492,078

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/02/2020	SSB	QAR	4,010,439	USD	1,092,167	(9,299)
06/02/2020	SSB	USD	481,504	QAR	1,768,084	4,100

						$(5,199)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
3,392	Mini MSCI Emerging Markets	June 2020	$158,219,840	$13,643,688

Sales
1,157	SGX Nifty 50	June 2020	$22,091,142	$(1,283,874)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	30,789,299	12/07/2020	At Maturity	$—	$(63,584)	$(63,584)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Affiliated company.

(d)	All or a portion of this security is out on loan.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(h)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

GS - Goldman Sachs International

SSB - State Street Bank and Trust Company

Currency Abbreviations:

QAR - Qatari Rial

USD - United States Dollar

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.3%

	Australia — 3.5%

134,874	Ampol Ltd	2,440,066

767,641	Austal Ltd	1,713,518

64	Commonwealth Bank of Australia	2,718

401,833	CSR Ltd	1,095,456

5,110,563	Fortescue Metals Group Ltd	47,310,564

62,842	JB Hi-Fi Ltd	1,558,494

499,255	Pact Group Holdings Ltd *	765,237

599,039	Rio Tinto Ltd	37,415,461

961,600	Sandfire Resources NL	2,815,476

41,305	Super Retail Group Ltd	230,863

	Total Australia	95,347,853

	Austria — 0.1%

44,120	Oesterreichische Post AG	1,482,077

	Belgium — 0.8%

531,113	AGFA-Gevaert NV *	2,137,731

8,076	D’Ieteren SA	484,657

78,288	Orange Belgium SA	1,269,237

181,867	UCB SA	18,202,188

	Total Belgium	22,093,813

	Denmark — 0.0%

10,980	Per Aarsleff Holding A/S	372,212

7,459	Schouw & Co AB	607,378

	Total Denmark	979,590

	France — 9.0%

24,749	Alten SA	1,999,236

190,667	BNP Paribas SA *	6,861,232

11,852	Christian Dior SE	5,042,637

5,705	Eiffage SA *	520,783

57,333	Gaztransport Et Technigaz SA	4,303,446

14,927	IPSOS	365,330

278,966	L’Oreal SA	81,823,900

134,133	Metropole Television SA *	1,564,609

3,156	Nexans SA *	129,337

986,576	Peugeot SA *	14,162,691

2,625	Safran SA *	252,942

808,702	Sanofi	79,102,999

125,628	Sanofi ADR	6,169,591

2,902	Sartorius Stedim Biotech *	789,865

55,882	Schneider Electric SE	5,533,031

57,356	STMicroelectronics NV	1,424,432

1,343,322	STMicroelectronics NV – NY Shares	33,381,552

	Total France	243,427,613

	Germany — 4.6%

113,175	ADVA Optical Networking SE *	735,975

133,652	Allianz SE (Registered)	24,222,575

Shares	Description	Value ($)

	Germany — continued

13,071	Bayer AG (Registered)	893,528

23,443	Bechtle AG	4,163,853

23,237	Carl Zeiss Meditec AG *	2,377,885

1,041,111	CECONOMY AG *	3,089,015

5,093	Cewe Stiftung & Co KGaA	521,162

809,582	Deutsche Pfandbriefbank AG *	5,600,123

484,153	Dialog Semiconductor Plc *	19,360,813

64,908	DWS Group GmbH & Co KGaA	2,446,003

45,938	Hannover Rueck SE	7,418,889

44,569	Henkel AG & Co KGaA	3,584,323

6,074	Indus Holding AG	196,135

59,467	Merck KGaA	6,855,061

19,836	RHOEN-KLINIKUM AG	396,945

7,073	SAP SE	902,673

11,910	Siemens AG (Registered)	1,313,134

53,732	Siemens Healthineers AG	2,789,820

36,720	Siltronic AG	3,627,229

180,461	Software AG	6,984,889

127,806	Talanx AG *	4,498,304

148,725	Volkswagen AG	23,662,627

	Total Germany	125,640,961

	Hong Kong — 2.0%

276,600	ASM Pacific Technology Ltd	2,537,791

495,500	BOC Hong Kong Holdings Ltd	1,395,632

1,574,640	Champion (REIT)	716,326

1,505,014	Dah Sing Banking Group Ltd	1,338,287

407,515	Dah Sing Financial Holdings Ltd	1,140,552

4,557,096	Esprit Holdings Ltd *	353,665

860,500	Johnson Electric Holdings Ltd	1,480,361

794,257	Luk Fook Holdings International Ltd	1,400,197

914,400	Man Wah Holdings Ltd	718,346

1,405,647	Pacific Textiles Holdings Ltd	590,034

1,323,173	SmarTone Telecommunications Holdings Ltd	691,477

377,880	Television Broadcasts Ltd	482,791

72,400	VTech Holdings Ltd	438,382

47,636,420	WH Group Ltd	41,441,031

436,000	Xinyi Glass Holdings Ltd	463,219

	Total Hong Kong	55,188,091

	Ireland — 0.9%

70,354	CRH Plc	2,265,518

553,300	CRH Plc Sponsored ADR	17,794,128

167	Flutter Entertainment Plc *	21,247

31,920	Kerry Group Plc – Class A	3,954,911

	Total Ireland	24,035,804

	Italy — 4.7%

793,653	Anima Holding SPA	3,364,616

181	Assicurazioni Generali SPA	2,523

576,509	Banca Mediolanum SPA	3,854,197

59,054	Buzzi Unicem SPA	1,180,820

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

35,918	De’ Longhi SPA *	769,351

9,329,967	Enel SPA	72,136,721

608,963	EXOR NV	32,852,512

684,430	Hera SPA	2,621,249

386,253	Intesa Sanpaolo SPA *	672,107

1,151,076	Iren SPA	2,874,590

44,678	La Doria SPA	521,781

8,458	Reply SPA	744,027

756,378	Societa Cattolica di Assicurazioni SC	3,496,815

338,541	Unipol Gruppo SPA *	1,195,085

	Total Italy	126,286,394

	Japan — 21.5%

3,200	Amada Co Ltd	28,595

72,453	AOKI Holdings Inc	463,244

2,855,976	Asahi Kasei Corp	22,698,640

4,005,550	Astellas Pharma Inc	71,570,899

51,727	Autobacs Seven Co Ltd	634,911

619,421	Brother Industries Ltd	11,721,846

800	Casio Computer Co Ltd	14,129

45,036	Cawachi Ltd	1,100,890

85,719	Daiwabo Holdings Co Ltd	5,766,151

380,662	DCM Holdings Co Ltd	3,952,809

80,385	Dexerials Corp	644,055

27,100	Dip Corp	637,840

61,078	Doutor Nichires Holdings Co Ltd	1,039,938

30,066	DTS Corp	640,505

6,621	Ehime Bank Ltd (The)	73,456

48,692	Fancl Corp	1,389,987

490,145	Fuji Electric Co Ltd	13,094,143

59,600	Fujitsu General Ltd	1,166,166

405,396	Fujitsu Ltd	41,775,237

29,789	Fuyo General Lease Co Ltd	1,713,494

147,012	Geo Holdings Corp	1,840,102

20,135	Gunze Ltd	717,870

50,800	Hakuhodo DY Holdings Inc	632,627

89,500	Haseko Corp	1,093,321

1,351,978	Hitachi Ltd	43,667,803

35,349	House Foods Group Inc	1,198,485

24,200	Hoya Corp	2,277,061

1,235,268	ITOCHU Corp	26,563,788

86,800	Itochu Techno-Solutions Corp	2,937,787

165,900	Japan Post Bank Co Ltd	1,372,893

51,900	K’s Holdings Corp	664,389

159,611	Kanematsu Corp	1,987,584

2,018,500	KDDI Corp	58,918,365

103,117	Keihin Corp	2,439,090

25,569	Kohnan Shoji Co Ltd	747,343

1,355,400	Konica Minolta Inc	5,035,648

29,500	LIXIL VIVA Corp	661,328

24,867	Mandom Corp	503,257

17,500	Matsumotokiyoshi Holdings Co Ltd	655,620

4,170,256	Mitsubishi Chemical Holdings Corp	24,564,353

Shares	Description	Value ($)

	Japan — continued

1,400,600	Mitsubishi UFJ Financial Group Inc	5,814,077

3,178	Mitsui Sugar Co Ltd	61,526

45,150	Modec Inc	683,115

76,266	Namura Shipbuilding Co Ltd	123,731

213,800	NEC Corp	9,612,929

150,057	Nichias Corp	3,466,832

109,909	Nippo Corp	2,732,659

67,333	Nippon Signal Co Ltd	759,602

2,791,188	Nippon Telegraph & Telephone Corp	63,530,754

6,200	Nissin Foods Holdings Co Ltd	519,698

26,500	Nomura Real Estate Holdings Inc	489,138

139,100	NS Solutions Corp	3,831,119

73,100	NTT DOCOMO Inc	2,009,056

554,300	Obayashi Corp	5,139,897

96,801	Okinawa Electric Power Co (The)	1,816,612

31,000	Otsuka Corp	1,501,217

93,902	Press Kogyo Co Ltd	232,957

73,796	Prima Meat Packers Ltd	1,814,309

37,457	San-A Co Ltd	1,496,112

24,700	SCSK Corp	1,213,216

98,887	Seiko Holdings Corp	1,678,703

477,428	Sekisui Chemical Co Ltd	6,692,152

104,600	Sekisui House Ltd	1,996,723

262,700	Shimizu Corp	2,223,697

207,800	Showa Corp	4,345,821

3,718,087	Sojitz Corp	8,662,840

171,100	Sony Corp	11,081,434

9,275,063	Sumitomo Chemical Co Ltd	28,823,055

39,000	Sumitomo Dainippon Pharma Co Ltd	552,345

79,203	T-Gaia Corp	1,688,793

175,400	Tokyo Electron Ltd	35,296,300

42,861	Tokyo Seimitsu Co Ltd	1,395,198

149,395	Tokyu Construction Co Ltd	816,610

86,211	Towa Pharmaceutical Co Ltd	1,824,057

10,500	Toyo Suisan Kaisha Ltd	550,229

27,682	TPR Co Ltd	378,770

164,867	TS Tech Co Ltd	4,663,998

75,819	TSI Holdings Co Ltd	325,629

19,700	Tsumura & Co	548,133

3,800	Tsuruha Holdings Inc	562,620

13,400	Uchida Yoko Co Ltd	702,756

20,500	Ulvac Inc	619,110

109,914	Valor Holdings Co Ltd	2,164,069

23,104	Warabeya Nichiyo Holdings Co Ltd	376,807

26,746	Yahagi Construction Co Ltd	192,091

	Total Japan	583,616,145

	Malta — 0.0%

15,858,986	BGP Holdings Plc *(a)	—

	Netherlands — 6.4%

307	Aalberts NV	8,428

18,201	ASM International NV	2,122,960

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

522,519	ASR Nederland NV	14,364,734

18,474	BE Semiconductor Industries NV	706,481

220,538	Heineken Holding NV	18,134,399

2,387,848	ING Groep NV	15,524,840

605,781	Koninklijke Ahold Delhaize NV	15,358,926

424,092	Koninklijke Philips NV *	19,280,481

51,438	Koninklijke Vopak NV	2,816,895

6,475	Pharming Group NV *	9,605

198,550	Randstad NV	8,353,614

828,920	Signify NV *	17,849,476

64,810	TomTom NV *	551,430

750,435	Wolters Kluwer NV	59,892,443

	Total Netherlands	174,974,712

	New Zealand — 0.0%

474,497	Air New Zealand Ltd	404,395

	Norway — 2.4%

373,819	BW LPG Ltd	1,248,690

3,021,726	DNB ASA	41,240,019

131,200	Frontline Ltd	1,197,856

265,310	Gjensidige Forsikring ASA *	4,836,830

77,764	Norwegian Finans Holding ASA *	554,492

1,661,603	Orkla ASA	14,924,087

10,853	SpareBank 1 Nord Norge	71,409

34,279	TGS NOPEC Geophysical Co ASA	491,048

	Total Norway	64,564,431

	Portugal — 3.3%

128,547	Altri SGPS SA	591,287

287,147	CTT-Correios de Portugal SA *	654,196

30,272	EDP Renovaveis SA	400,283

8,887,879	EDP – Energias de Portugal SA	41,520,472

1,812,412	Galp Energia SGPS SA	21,564,415

1,178,890	Jeronimo Martins SGPS SA	20,102,073

635,386	NOS SGPS SA	2,601,458

630,348	REN – Redes Energeticas Nacionais SGPS SA	1,688,576

	Total Portugal	89,122,760

	Singapore — 3.9%

1,354,200	AEM Holdings Ltd	2,951,626

930,200	CapitaLand Ltd *	1,910,037

3,123,900	ComfortDelGro Corp Ltd	3,191,576

3,218,800	DBS Group Holdings Ltd	44,530,458

1,333,400	Frasers Logistics & Industrial Trust (REIT)	1,051,273

733,400	Hi-P International Ltd	563,057

7,700	Keppel DC (REIT)	14,049

2,717,000	Mapletree Greater China Commercial Trust (REIT)	1,612,675

1,892,600	Mapletree Industrial Trust (REIT)	3,658,931

2,410,000	Singapore Exchange Ltd	14,159,037

403,700	Singapore Technologies Engineering Ltd	914,255

937,900	United Overseas Bank Ltd	12,990,364

Shares	Description	Value ($)

	Singapore — continued

709,400	Venture Corp Ltd	7,709,108

684,600	Wilmar International Ltd	1,934,062

10,976,700	Yangzijiang Shipbuilding Holdings Ltd	7,325,642

	Total Singapore	104,516,150

	Spain — 6.2%

41,449	Acerinox SA *	331,603

387,429	Aena SME SA *	55,292,660

240,849	Banco Bilbao Vizcaya Argentaria SA	741,780

475,800	Banco Santander SA	1,087,829

280,175	Cia de Distribucion Integral Logista Holdings SA	5,183,580

137,043	Ebro Foods SA	2,869,353

1,910,924	Endesa SA	45,644,959

3,639,542	Iberdrola SA	39,407,066

415,120	Industria de Diseno Textil SA	11,562,524

2,236,987	Mapfre SA	3,944,659

115,077	Mediaset Espana Comunicacion SA *	410,953

32,893	Viscofan SA	2,160,625

	Total Spain	168,637,591

	Sweden — 4.1%

396,177	Betsson AB *	2,764,791

10,188	Skanska AB – B Shares *	204,808

804,028	Swedish Match AB	56,115,535

3,713,021	Volvo AB – B Shares	52,982,494

	Total Sweden	112,067,628

	Switzerland — 6.8%

50,929	Ascom Holding AG (Registered) *	370,756

6,900	Banque Cantonale Vaudoise (Registered)	672,870

48,307	Galenica AG	3,578,596

8,342	Kardex AG (Registered)	1,447,690

212,458	Nestle SA (Registered)	23,068,053

465,850	Novartis AG (Registered)	40,554,988

33,313	Roche Holding AG	11,677,724

283,021	Roche Holding AG – Genusschein	98,242,673

4,189	Vontobel Holding AG (Registered)	256,258

93,014	Wizz Air Holdings Plc *	3,781,535

4,556	Zehnder Group AG	176,604

	Total Switzerland	183,827,747

	United Kingdom — 17.1%

2,970,458	3i Group Plc	30,398,043

136,199	Ashtead Group Plc	4,067,209

239,487	Avast Plc	1,494,042

175,602	AVEVA Group Plc	8,921,955

3,484,694	Barratt Developments Plc	21,554,930

224,342	Bellway Plc	7,161,392

311,633	Berkeley Group Holdings Plc (The)	15,875,099

1,124,861	British American Tobacco Plc	44,612,443

728,700	British American Tobacco Plc Sponsored ADR	29,206,296

395,187	Coca-Cola HBC AG	10,007,169

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

26,071	Cranswick Plc	1,190,615

524,343	Dunelm Group Plc	6,933,094

1,225,776	Electrocomponents Plc	9,680,186

59,983	Ferguson Plc	4,730,741

1,648,162	Ferrexpo Plc	3,590,418

5,392,249	Firstgroup Plc *	3,716,118

264,593	Galliford Try Holdings Plc	384,705

23,880	Games Workshop Group Plc	2,363,089

3,406,181	GlaxoSmithKline Plc	70,551,225

71,690	Grafton Group Plc	554,415

126,838	Greggs Plc	2,905,979

117,113	Halfords Group Plc	265,067

56,159	Halma Plc	1,629,724

156,492	Howden Joinery Group Plc	1,147,879

1,021,200	HSBC Holdings Plc	4,718,586

1,106,148	IG Group Holdings Plc	10,460,145

852,714	Inchcape Plc	5,301,469

212,298	Intermediate Capital Group Plc	3,338,540

3,220,896	International Consolidated Airlines Group SA	9,154,748

1,451,393	JD Sports Fashion Plc	11,899,124

4,177,779	Legal & General Group Plc	10,314,646

351,702	National Express Group Plc	948,658

405,392	Next Plc	24,516,545

1,623,694	Persimmon Plc	46,314,134

530,398	Pets at Home Group Plc	1,509,638

619,703	Plus500 Ltd	10,117,663

993,967	QinetiQ Group Plc	3,648,362

347,148	Royal Dutch Shell Plc – A Shares	5,542,477

71,919	Royal Dutch Shell Plc – B Shares	1,097,977

61,068	Savills Plc	655,333

64,100	Smith & Nephew Plc Sponsored ADR	2,615,921

238,057	Softcat Plc	3,390,371

107,710	Spectris Plc	3,431,780

968,264	Spirent Communications Plc	3,007,060

2,022,249	Tate & Lyle Plc	16,868,509

309,192	Vesuvius Plc	1,409,808

26,564	Vistry Group Plc	252,393

	Total United Kingdom	463,455,720

Shares	Description	Value ($)

	United States — 0.0%

29,957	Janus Henderson Group Plc CDI	653,822

	TOTAL COMMON STOCKS (COST $2,878,446,133)	2,640,323,297

	PREFERRED STOCKS (b) — 0.3%

	Germany — 0.3%

6,230	Draegerwerk AG & Co KGaA	494,833

69,751	Henkel AG & Co KGaA	6,238,133

216,236	Schaeffler AG	1,665,493

	Total Germany	8,398,459

	TOTAL PREFERRED STOCKS (COST $8,019,719)	8,398,459

	SHORT-TERM INVESTMENTS — 1.9%

	Money Market Funds — 0.1%

3,095,028	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (c)	3,095,028

	U.S. Government — 1.8%

3,000,000	U.S. Treasury Bill, 0.14%, due 08/13/20 (d)(e)	2,999,171

45,000,000	U.S. Treasury Bill, 0.17%, due 11/12/20 (d)(e)	44,966,175

	Total U.S. Government	47,965,346

	TOTAL SHORT-TERM INVESTMENTS (COST $51,056,664)	51,060,374

	TOTAL INVESTMENTS — 99.5% (Cost $2,937,522,516)	2,699,782,130

	Other Assets and Liabilities (net) — 0.5%	13,041,103

	TOTAL NET ASSETS — 100.0%	$2,712,823,233

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
377	Mini MSCI EAFE	June 2020	$32,527,560	$1,837,126

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(d)	The rate shown represents yield-to-maturity.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CDI - Certificado de Deposito Interbancario

REIT - Real Estate Investment Trust

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Banks — 5.4%

5,842,270	US Bancorp	207,751,121

5,551,731	Wells Fargo & Co.	146,954,320

	Total Banks	354,705,441

	Capital Goods — 7.7%

1,107,211	3M Co.	173,212,089

829,800	Honeywell International, Inc.	121,026,330

594,644	Knorr-Bremse AG	62,980,232

1,099,474	Otis Worldwide Corp.	57,887,306

1,337,166	Raytheon Technologies Corp.	86,273,950

	Total Capital Goods	501,379,907

	Consumer Durables & Apparel — 1.6%

123,550	LVMH Moet Hennessy Louis Vuitton SE	51,832,360

544,949	NIKE, Inc. – Class B	53,721,072

	Total Consumer Durables & Apparel	105,553,432

	Consumer Services — 2.7%

7,439,927	Compass Group Plc	109,064,770

865,655	Starbucks Corp.	67,512,434

	Total Consumer Services	176,577,204

	Diversified Financials — 3.3%

1,644,999	American Express Co.	156,390,055

1,655,705	Charles Schwab Corp. (The)	59,456,366

	Total Diversified Financials	215,846,421

	Food, Beverage & Tobacco — 5.9%

4,492,624	Coca-Cola Co. (The)	209,715,688

613,305	Nestle SA (Registered)	66,590,818

1,474,877	Philip Morris International, Inc.	108,196,977

	Total Food, Beverage & Tobacco	384,503,483

	Health Care Equipment & Services — 14.9%

781,777	Abbott Laboratories	74,206,273

282,171	Alcon, Inc. *	18,266,553

686,474	Anthem, Inc.	201,898,868

107,694	Becton Dickinson and Co.	26,592,879

2,143,863	Medtronic Plc	211,342,015

1,127,498	Quest Diagnostics, Inc.	133,360,463

1,018,796	UnitedHealth Group, Inc.	310,579,961

	Total Health Care Equipment & Services	976,247,012

	Household & Personal Products — 2.3%

234,780	Unilever NV	12,132,943

2,556,087	Unilever Plc	137,245,451

	Total Household & Personal Products	149,378,394

Shares	Description	Value ($)

	Media & Entertainment — 8.2%

143,706	Alphabet, Inc. – Class A *	206,005,425

91,288	Alphabet, Inc. – Class C *	130,443,249

877,350	Facebook, Inc. – Class A *	197,482,712

	Total Media & Entertainment	533,931,386

	Pharmaceuticals, Biotechnology & Life Sciences — 10.7%

853,604	Eli Lilly & Co.	130,558,732

1,547,722	Johnson & Johnson	230,223,648

1,936,734	Merck & Co., Inc.	156,333,168

527,559	Roche Holding AG – Genusschein	183,127,069

	Total Pharmaceuticals, Biotechnology & Life Sciences	700,242,617

	Retailing — 2.6%

3,214,260	TJX Cos, Inc. (The)	169,584,358

	Semiconductors & Semiconductor Equipment — 5.3%

83,979	ASML Holding NV	27,509,818

16,273,790	Taiwan Semiconductor Manufacturing Co Ltd	158,201,920

1,361,209	Texas Instruments, Inc.	161,629,956

	Total Semiconductors & Semiconductor Equipment	347,341,694

	Software & Services — 16.9%

1,131,959	Accenture Plc – Class A	228,225,574

2,216,528	Microsoft Corp.	406,178,756

4,259,590	Oracle Corp.	229,038,154

1,067,759	SAP SE	136,269,859

525,551	Visa, Inc. – Class A	102,608,577

	Total Software & Services	1,102,320,920

	Technology Hardware & Equipment — 8.2%

1,106,625	Apple, Inc.	351,840,352

3,802,701	Cisco Systems, Inc.	181,845,162

	Total Technology Hardware & Equipment	533,685,514

	Transportation — 1.0%

2,128,733	Lyft, Inc. – Class A *	66,544,194

	TOTAL COMMON STOCKS (COST $4,302,386,489)	6,317,841,977

	DEBT OBLIGATIONS — 0.3%

	U.S. Government — 0.3%

20,000,000	U.S. Treasury Note, 2.25%, due 03/31/21	20,341,406

	TOTAL DEBT OBLIGATIONS (COST $20,315,775)	20,341,406

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.3%

	Affiliated Issuers — 0.3%

3,141,064	GMO U.S. Treasury Fund	15,830,961

	TOTAL MUTUAL FUNDS (COST $15,705,282)	15,830,961

	SHORT-TERM INVESTMENTS — 2.5%

	Money Market Funds — 0.0%

938,176	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (a)	938,176

	U.S. Government — 2.5%

5,000,000	U.S. Cash Management Bill, 0.15%, due 09/15/20 (b)	4,997,866

140,000,000	U.S. Treasury Bill, 0.17%, due 11/12/20 (b)	139,894,766

21,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	21,164,883

	Total U.S. Government	166,057,515

	TOTAL SHORT-TERM INVESTMENTS (COST $166,796,953)	166,995,691

	TOTAL INVESTMENTS — 99.8% (Cost $4,505,204,499)	6,521,010,035

	Other Assets and Liabilities (net) — 0.2%	14,113,539

	TOTAL NET ASSETS — 100.0%	$6,535,123,574

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(b)	The rate shown represents yield-to-maturity.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 87.2%

	Argentina — 1.1%

1,254,754	Adecoagro SA *	5,407,990

	Australia — 5.5%

1,336,180	Beach Energy Ltd	1,443,629

1,381,153	Fortescue Metals Group Ltd	12,785,896

4,770,582	Jupiter Mines Ltd	892,683

281,295	Mineral Resources Ltd	3,534,707

1,726,406	Perenti Global Ltd	1,378,715

1,366,108	Sandfire Resources NL	3,999,837

1,853,907	South32 Ltd	2,344,013

589,067	Tassal Group Ltd	1,578,778

	Total Australia	27,958,258

	Austria — 1.0%

153,837	OMV AG *	5,083,361

	Brazil — 1.5%

800,000	Duratex SA	1,613,103

269,800	Petroleo Brasileiro SA	1,053,657

1,194,657	Sao Martinho SA	4,349,865

161,800	SLC Agricola SA	755,287

	Total Brazil	7,771,912

	Canada — 2.9%

266,600	Canadian Solar Inc *(a)	5,012,080

104,600	Enerflex Ltd (a)	419,357

283,100	Frontera Energy Corp	725,819

8,838,100	Largo Resources Ltd *	5,777,165

528,300	Peyto Exploration & Development Corp (a)	943,907

922,200	Seven Generations Energy Ltd – Class A *	1,942,390

	Total Canada	14,820,718

	China — 1.3%

2,444,000	China Water Affairs Group Ltd	1,634,234

4,343,000	CNOOC Ltd	4,961,708

	Total China	6,595,942

	Colombia — 0.6%

6,220,640	Ecopetrol SA	3,318,787

	Denmark — 1.3%

42,150	Maersk Drilling A/S *	924,079

54,144	Vestas Wind Systems A/S	5,530,032

	Total Denmark	6,454,111

	France — 3.7%

24,854	Eramet *	866,800

297,258	Suez (a)	3,389,343

197,179	TOTAL SA	7,477,182

Shares	Description	Value ($)

	France — continued

171,815	Veolia Environnement SA	3,783,357

58,741	Vilmorin & Cie SA	3,093,187

	Total France	18,609,869

	Hungary — 0.7%

568,174	MOL Hungarian Oil & Gas Plc	3,597,796

	India — 2.3%

3,090,964	Oil & Natural Gas Corp Ltd	3,403,744

786,286	Oil India Ltd	885,210

5,919,804	Vedanta Ltd	7,208,946

	Total India	11,497,900

	Israel — 2.1%

63,085	Equital Ltd *	1,357,085

1,754,747	ICL Group Ltd	6,118,429

25,244	Israel Corp Ltd (The) *	2,979,829

94,114	Naphtha Israel Petroleum Corp Ltd *	371,718

	Total Israel	10,827,061

	Italy — 0.3%

143,288	Eni SPA	1,303,138

	Japan — 3.2%

93,200	Ebara Corp	2,255,268

447,200	Inpex Corp	3,131,412

40,000	Japan Petroleum Exploration Co Ltd	754,794

251,000	Mitsubishi Materials Corp	5,726,041

53,600	Nittetsu Mining Co Ltd	2,276,286

75,300	Sumitomo Metal Mining Co Ltd	2,099,099

	Total Japan	16,242,900

	Mexico — 2.2%

5,298,040	Grupo Mexico SAB de CV Series B	11,413,442

	Norway — 2.9%

617,067	Austevoll Seafood ASA (a)	4,709,239

23,824	BW Energy Ltd *	35,748

303,468	BW Offshore Ltd *	1,007,331

2,922,953	DNO ASA (a)	1,519,746

314,100	Equinor ASA	4,580,720

111,753	Grieg Seafood ASA	1,144,417

115,170	TGS NOPEC Geophysical Co ASA	1,649,813

	Total Norway	14,647,014

	Pakistan — 0.8%

2,391,500	Fauji Fertilizer Co Ltd	1,603,182

2,436,700	Oil & Gas Development Co Ltd	1,727,871

457,975	Pakistan Oilfields Ltd	895,711

	Total Pakistan	4,226,764

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Poland — 0.5%

2,578,081	Polskie Gornictwo Naftowe i Gazownictwo SA	2,708,975

	Russia — 13.5%

1,636,830	Gazprom Neft PJSC	7,809,138

699,380	Gazprom PJSC	2,001,773

208,292	LUKOIL PJSC Sponsored ADR	15,649,965

479,544	MMC Norilsk Nickel PJSC ADR	15,171,620

92,799	Novatek PJSC Sponsered GDR (Registered)	13,584,290

451,405	PhosAgro PJSC GDR (Registered)	6,269,518

575,419	Ros Agro Plc GDR (Registered)	5,376,894

411,269	Rosneft Oil Co PJSC GDR (Registered)	2,162,314

1,101,920	TMK PJSC	933,417

	Total Russia	68,958,929

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd *(b)	—

	South Africa — 0.7%

136,592	African Rainbow Minerals Ltd	1,320,579

1,164,089	Sibanye Stillwater Ltd *	2,137,722

	Total South Africa	3,458,301

	South Korea — 0.2%

2,326	Young Poong Corp	960,249

	Spain — 1.5%

812,910	Repsol SA	7,653,608

	Sweden — 0.9%

121,065	Boliden AB	2,645,437

56,067	Holmen AB – B Shares *	1,845,089

	Total Sweden	4,490,526

	Switzerland — 0.5%

1,745	Gurit Holding AG	2,654,184

	Thailand — 2.1%

1,490,264	PTT Exploration & Production Pcl (Foreign Registered)	3,954,215

5,942,110	PTT Pcl (Foreign Registered)	6,649,487

	Total Thailand	10,603,702

	Turkey — 0.6%

1,642,447	Koza Anadolu Metal Madencilik Isletmeleri AS *	2,899,211

	Ukraine — 0.5%

267,341	Kernel Holding SA	2,759,070

	United Kingdom — 11.3%

555,487	Anglo American Plc	11,759,122

363,393	BHP Group Plc	7,146,426

358,136	BP Plc	1,369,490

Shares	Description	Value ($)

	United Kingdom — continued

611,496	Central Asia Metals Plc	1,171,931

1,577,470	Diversified Gas & Oil Plc	2,026,963

5,853,092	EnQuest Plc *(a)	865,209

2,074,149	Ferrexpo Plc	4,518,404

5,641,938	Glencore Plc *	10,655,096

327,723	John Wood Group Plc	786,969

434,721	KAZ Minerals Plc	2,569,317

416,071	Petrofac Ltd	885,680

2,494,580	Premier Oil Plc *(a)	834,876

112,377	Rio Tinto Plc	6,094,696

422,881	Royal Dutch Shell Plc – A Shares	6,693,373

	Total United Kingdom	57,377,552

	United States — 21.5%

73,900	AGCO Corp.	4,081,497

137,931	Albemarle Corp. (a)	10,554,480

88,800	Baker Hughes Co.	1,466,088

49,000	Bonanza Creek Energy, Inc. *	828,100

367,000	Centennial Resource Development Inc/DE – Class A *(a)	370,670

16,566	Chesapeake Energy Corp. *(a)	215,524

273,300	CNX Resources Corp. *	2,784,927

3,329,608	Denbury Resources, Inc. *(a)	709,206

58,100	First Solar, Inc. *	2,708,622

2,002,382	Freeport-McMoRan, Inc.	18,161,605

65,500	FutureFuel Corp.	856,740

444,124	GrafTech International Ltd.	3,037,808

129,400	Halliburton Co.	1,520,450

622,800	Laredo Petroleum, Inc. *	528,446

540,500	Livent Corp. *	3,642,970

316,300	Magnolia Oil & Gas Corp. – Class A *(a)	1,755,465

1,486,907	Mosaic Co. (The)	17,976,706

323,900	NexTier Oilfield Solutions, Inc. *	939,310

176,600	Ovintiv, Inc. (a)	1,331,378

214,000	ProPetro Holding Corp. *	1,059,300

678,776	Renewable Energy Group, Inc. *	19,311,177

109,200	Select Energy Services, Inc. – Class A *	648,648

73,255	SolarEdge Technologies, Inc. *	10,394,884

880,200	Southwestern Energy Co. *(a)	2,649,402

77,900	Talos Energy, Inc. *	946,485

435,000	W&T Offshore, Inc. *(a)	1,135,350

	Total United States	109,615,238

	TOTAL COMMON STOCKS (COST $476,041,449)	443,916,508

	PREFERRED STOCKS (c) — 9.5%

	Brazil — 4.9%

3,523,199	Bradespar SA	23,273,198

409,900	Petroleo Brasileiro SA	1,562,387

	Total Brazil	24,835,585

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Chile — 2.4%

504,312	Sociedad Quimica y Minera de Chile SA Sponsored ADR	12,290,083

	Russia — 2.2%

55,697	Bashneft PJSC	1,130,857

5,091,084	Surgutneftegas PJSC	2,568,034

1,010,078	Tatneft PJSC	7,368,816

	Total Russia	11,067,707

	TOTAL PREFERRED STOCKS (COST $45,446,089)	48,193,375

	DEBT OBLIGATIONS — 0.4%

	United States — 0.4%

2,250,000	U.S. Treasury Note, 2.25%, due 03/31/21	2,288,408

	TOTAL DEBT OBLIGATIONS (COST $2,294,163)	2,288,408

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 *(b)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.6%

	Money Market Funds — 0.1%

490,680	State Street Institutional Treasury Money Market Fund – Premier Class,0.12% (d)	490,680

	U.S. Government — 2.5%

3,000,000	U.S. Cash Management Bill, 0.15%, due 09/15/20 (e)	2,998,719

10,000,000	U.S. Treasury Bill, 0.17%, due 11/12/20 (e)	9,992,483

	Total U.S. Government	12,991,202

	TOTAL SHORT-TERM INVESTMENTS (COST $13,481,578)	13,481,882

	TOTAL INVESTMENTS — 99.7% (Cost $537,263,279)	507,880,173

	Other Assets and Liabilities (net) — 0.3%	1,418,098

	TOTAL NET ASSETS — 100.0%	$509,298,271

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(e)	The rate shown represents yield-to-maturity.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 89.0%

	U.S. Government — 89.0%

8,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.17%, due 07/31/20	8,500,466

6,000,000	U.S. Treasury Note, 1.13%, due 06/30/21 (a)	6,059,766

	Total U.S. Government	14,560,232

	TOTAL DEBT OBLIGATIONS (COST $14,528,318)	14,560,232

	SHORT-TERM INVESTMENTS — 9.9%

	Money Market Funds — 9.9%

1,617,983	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (b)	1,617,983

	TOTAL SHORT-TERM INVESTMENTS (COST $1,617,983)	1,617,983

	TOTAL INVESTMENTS — 98.9% (Cost $16,146,301)	16,178,215

	Other Assets and Liabilities (net) — 1.1%	180,241

	TOTAL NET ASSETS — 100.0%	$16,358,456

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Written Options — Puts

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P/ASX 200 Index	5,475.00	06/18/20	92	AUD	(5,295,235)	(32,894)
S&P 500 Index	2,830.00	06/19/20	45	USD	(13,699,395)	(81,000)

	TOTAL WRITTEN INDEX OPTIONS — PUTS (Premiums $575,887)					$(113,894)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2020.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Currency Abbreviations:

AUD - Australian Dollar

USD - United States Dollar

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Australia — 3.6%

18,037	Accent Group Ltd	16,321

512	Ampol Ltd	9,263

14,302	Australian Pharmaceutical Industries Ltd	10,731

5,789	Coca-Cola Amatil Ltd	33,854

404	CSL Ltd	74,818

113,481	Fortescue Metals Group Ltd	1,050,540

2,986	IDP Education Ltd	34,011

2,188	JB Hi-Fi Ltd	54,263

4,911	Rio Tinto Ltd	306,737

	Total Australia	1,590,538

	Austria — 0.0%

773	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,302

	Belgium — 0.9%

668	Ageas SA	22,802

3,716	UCB SA	371,916

	Total Belgium	394,718

	Brazil — 1.4%

62,400	Banco do Brasil SA	360,628

63,800	JBS SA	262,670

1,500	Mahle-Metal Leve SA	4,995

3,600	Qualicorp Consultoria e Corretora de Seguros SA	16,002

	Total Brazil	644,295

	Canada — 0.1%

600	GFL Environmental Inc	11,631

500	iA Financial Corp Inc	15,968

600	Teekay Tankers Ltd – Class A *	10,428

	Total Canada	38,027

	China — 2.1%

10,000	Agile Group Holdings Ltd	10,378

856,000	Bank of China Ltd – Class H	314,650

47,000	China CITIC Bank Corp Ltd – Class H	20,539

31,000	China Everbright Bank Co Ltd – Class H	12,624

90,000	China Huarong Asset Management Co Ltd – Class H	9,258

90,000	China Lesso Group Holdings Ltd	109,417

24,000	China Medical System Holdings Ltd	27,522

49,000	China Minsheng Banking Corp Ltd – Class H	34,212

36,000	China National Building Material Co Ltd – Class H	40,842

74,000	China SCE Group Holdings Ltd	30,805

47,000	Chongqing Rural Commercial Bank Co Ltd – Class H	18,110

10,000	Huabao International Holdings Ltd	3,502

1,000	IGG Inc	609

5,700	Qudian, Inc. Sponsored ADR*	8,550

44,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	70,862

Shares	Description	Value ($)

	China — continued

52,500	Shimao Property Holdings Ltd	220,177

	Total China	932,057

	Denmark — 0.1%

2,720	Scandinavian Tobacco Group A/S	40,951

	France — 8.6%

751	Alten SA	60,666

54	Christian Dior SE	22,975

2,162	Dassault Systemes SE	369,122

1,225	Eiffage SA *	111,824

286	Faurecia SE	11,089

427	Gaztransport Et Technigaz SA	32,051

48	Hermes International	40,113

705	Kaufman & Broad SA	25,026

4,334	L’Oreal SA	1,271,212

795	Legrand SA	54,471

555	Nexans SA *	22,745

20,939	Peugeot SA *	300,588

1,207	Quadient	17,509

13,907	Sanofi	1,360,310

1,567	Schneider Electric SE	155,153

743	Valeo SA	18,366

	Total France	3,873,220

	Germany — 4.8%

280	adidas AG *	74,258

276	AIXTRON SE *	2,935

3,018	Allianz SE (Registered)	546,971

734	BASF SE	39,950

3,400	Bayer AG (Registered)	232,423

363	Bayerische Motoren Werke AG	21,274

743	Bechtle AG	131,969

317	CANCOM SE	20,049

884	Carl Zeiss Meditec AG *	90,461

5,627	CECONOMY AG *	16,696

5,872	Deutsche Pfandbriefbank AG *	40,618

7,167	Dialog Semiconductor Plc *	286,601

160	Eckert & Ziegler Strahlen- und Medizintechnik AG	25,320

356	Elmos Semiconductor AG	7,983

836	Hannover Rueck SE	135,012

1,277	HeidelbergCement AG *	63,877

951	Henkel AG & Co KGaA	76,481

844	Merck KGaA	97,292

804	SAP SE	102,608

446	Siemens Healthineers AG	23,157

456	Siltronic AG	45,044

549	Volkswagen AG	87,348

	Total Germany	2,168,327

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 1.3%

1,500	ASM Pacific Technology Ltd	13,762

11,200	Dah Sing Banking Group Ltd	9,959

16,000	HKT Trust & HKT Ltd – Class SS	22,762

6,000	Johnson Electric Holdings Ltd	10,322

1,100	VTech Holdings Ltd	6,661

485,000	WH Group Ltd	421,923

17,000	Wheelock & Co Ltd	115,401

	Total Hong Kong	600,790

	Hungary — 0.1%

3,883	Magyar Telekom Telecommunications Plc	4,882

2,515	Richter Gedeon Nyrt	54,966

	Total Hungary	59,848

	India — 0.2%

27,323	Power Finance Corp Ltd	27,084

2,716	Rajesh Exports Ltd	17,440

51,151	REC Ltd	60,202

	Total India	104,726

	Ireland — 1.5%

6,765	CRH Plc	220,561

5,360	CRH Plc Sponsored ADR	172,378

432	Kerry Group Plc – Class A	53,525

6,190	Smurfit Kappa Group Plc	202,138

	Total Ireland	648,602

	Italy — 4.0%

3,466	Arnoldo Mondadori Editore SPA *	4,068

7,458	Banca Mediolanum SPA	49,860

151,670	Enel SPA	1,172,670

9,278	EXOR NV	500,532

6,311	Hera SPA	24,170

455	Recordati SPA	20,721

	Total Italy	1,772,021

	Japan — 22.3%

300	Alps Alpine Co Ltd	3,636

7,400	Asahi Kasei Corp	58,814

55,400	Astellas Pharma Inc	989,883

4,500	Bandai Namco Holdings Inc	250,185

9,300	Brother Industries Ltd	175,992

1,300	Casio Computer Co Ltd	22,959

1,300	Chugai Pharmaceutical Co Ltd	192,104

600	Daiwabo Holdings Co Ltd	40,361

600	Dip Corp	14,122

700	Fuji Corp	12,991

7,400	FUJIFILM Holdings Corp	339,412

1,800	Fujitsu General Ltd	35,220

6,900	Fujitsu Ltd	711,031

500	Fujiya Co Ltd	10,085

Shares	Description	Value ($)

	Japan — continued

1,000	Furuno Electric Co Ltd	8,397

13,300	Haseko Corp	162,471

14,400	Hitachi Ltd	465,108

3,500	Honda Motor Co Ltd	91,135

2,200	Hoya Corp	207,006

29,300	ITOCHU Corp	630,081

2,600	Itochu Techno-Solutions Corp	87,998

2,500	Kajima Corp	28,387

400	Kamei Corp	4,000

34,600	KDDI Corp	1,009,946

700	Matsumotokiyoshi Holdings Co Ltd	26,225

39,800	Mitsubishi Chemical Holdings Corp	234,437

4,900	NEC Corp	220,315

1,000	Nichias Corp	23,103

400	Nihon Unisys Ltd	12,392

43,900	Nippon Telegraph & Telephone Corp	999,216

100	Nissin Foods Holdings Co Ltd	8,382

1,200	Nomura Real Estate Holdings Inc	22,150

800	NS Solutions Corp	22,034

11,300	NTT DOCOMO Inc	310,565

11,200	Obayashi Corp	103,855

300	Obic Co Ltd	52,122

500	Otsuka Corp	24,213

3,500	Recruit Holdings Co Ltd	120,564

700	Renesas Electronics Corp *	3,641

700	SCSK Corp	34,383

1,600	Sekisui Chemical Co Ltd	22,427

4,700	Sekisui House Ltd	89,719

6,700	Shimizu Corp	56,714

3,000	Shionogi & Co Ltd	177,903

1,100	Showa Corp	23,005

39,700	Sojitz Corp	92,498

6,900	Sony Corp	446,884

13,200	Sumitomo Chemical Co Ltd	41,020

3,700	Teijin Ltd	60,641

4,500	Tokyo Electron Ltd	905,549

900	Tokyo Tatemono Co Ltd	11,613

14,400	Tosoh Corp	200,806

1,400	Toyota Tsusho Corp	35,620

200	Tsuruha Holdings Inc	29,612

2,000	Ushio Inc	23,813

	Total Japan	9,986,745

	Malta — 0.0%

1,718,063	BGP Holdings Plc *(a)	—

	Mexico — 0.0%

6,300	ALEATICA SAB de CV	5,213

	Netherlands — 7.1%

715	Aalberts NV	19,629

1,000	ASM International NV	116,640

2,749	ASR Nederland NV	75,574

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

2,002	Heineken Holding NV	164,621

28,334	Koninklijke Ahold Delhaize NV	718,378

10,670	Koninklijke Philips NV *	485,090

1,079	Koninklijke Vopak NV	59,089

18,954	Pharming Group NV *	28,117

5,681	Randstad NV	239,017

12,405	Signify NV *	267,122

2,754	TomTom NV *	23,432

12,444	Wolters Kluwer NV	993,159

	Total Netherlands	3,189,868

	Norway — 0.6%

3,525	BW LPG Ltd	11,775

568	Gjensidige Forsikring ASA *	10,355

1,958	Grieg Seafood ASA	20,051

21,461	Orkla ASA	192,757

35	Salmar ASA	1,578

2,884	SpareBank 1 Nord Norge	18,976

2,652	SpareBank 1 SR-Bank ASA	19,741

	Total Norway	275,233

	Philippines — 0.0%

305	Globe Telecom Inc	13,823

	Poland — 0.1%

807	Asseco Poland SA	14,718

2,613	Polski Koncern Naftowy ORLEN SA	43,602

	Total Poland	58,320

	Portugal — 3.0%

2,763	EDP Renovaveis SA	36,535

164,970	EDP – Energias de Portugal SA	770,671

14,826	Galp Energia SGPS SA	176,403

18,366	Jeronimo Martins SGPS SA	313,171

9,332	NOS SGPS SA	38,208

	Total Portugal	1,334,988

	Russia — 1.0%

705,000	Inter RAO UES PJSC	49,917

1,289	LUKOIL PJSC	96,955

2,971	LUKOIL PJSC Sponsored ADR	223,225

130,800	Surgutneftegas PJSC	74,231

	Total Russia	444,328

	Singapore — 2.5%

13,700	AEM Holdings Ltd	29,861

5,600	City Developments Ltd	30,635

39,700	DBS Group Holdings Ltd	549,229

700	Jardine Cycle & Carriage Ltd	10,868

17,500	Mapletree Industrial Trust (REIT)	33,832

30,400	Mapletree Logistics Trust (REIT)	44,277

3,700	Oversea-Chinese Banking Corp Ltd	22,465

Shares	Description	Value ($)

	Singapore — continued

33,000	Singapore Exchange Ltd	193,879

1,400	United Overseas Bank Ltd	19,391

11,700	Venture Corp Ltd	127,145

18,100	Wilmar International Ltd	51,134

26,400	Yanlord Land Group Ltd	20,627

	Total Singapore	1,133,343

	South Africa — 0.2%

15,246	Absa Group Ltd	70,895

11,423	Netcare Ltd	9,241

2,040	Reunert Ltd	5,048

	Total South Africa	85,184

	South Korea — 2.2%

195	DongKook Pharmaceutical Co Ltd	15,205

2,339	Feelux Co Ltd *	9,324

13,675	Hana Financial Group Inc	330,411

149	Hyundai Home Shopping Network Corp	8,081

4,436	Industrial Bank of Korea	29,795

2,186	KB Financial Group Inc	59,658

13,428	Kia Motors Corp	373,386

554	KT&G Corp	37,599

293	Sebang Global Battery Co Ltd	6,804

4,407	Shinhan Financial Group Co Ltd	107,715

8	Taekwang Industrial Co Ltd	4,796

	Total South Korea	982,774

	Spain — 6.1%

5,722	Aena SME SA *	816,626

2,208	Almirall SA	28,955

597	Amadeus IT Group SA	31,218

699	Cia de Distribucion Integral Logista Holdings SA	12,932

26,460	Endesa SA	632,032

503	Grifols SA	15,697

68,580	Iberdrola SA	742,548

13,976	Industria de Diseno Textil SA	389,280

1,950	Mediaset Espana Comunicacion SA	6,964

574	Viscofan SA	37,704

	Total Spain	2,713,956

	Sweden — 2.8%

779	Atrium Ljungberg AB – B Shares	11,777

3,002	Axfood AB	67,322

481	Bufab AB *	4,369

3,148	Essity AB – Class B *	104,264

1,400	Lindab International AB	14,276

911	Mycronic AB	16,120

1,530	Skanska AB – B Shares *	30,757

8,790	Swedish Match AB	613,481

2,991	Volvo AB – A Shares	42,576

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

23,529	Volvo AB – B Shares	335,744

	Total Sweden	1,240,686

	Switzerland — 6.7%

255	ALSO Holding AG (Registered) *	59,877

745	Galenica AG	55,190

173	Huber + Suhner AG (Registered)	11,936

3,433	Nestle SA (Registered)	372,745

6,871	Novartis AG (Registered)	598,161

350	Roche Holding AG	122,691

5,008	Roche Holding AG – Genusschein	1,738,384

350	Vetropack Holding AG (Registered) *	21,912

	Total Switzerland	2,980,896

	Taiwan — 0.8%

2,000	Asustek Computer Inc	14,042

3,900	Feng TAY Enterprise Co Ltd	23,585

10,000	Hon Hai Precision Industry Co Ltd	25,299

62,000	Inventec Corp	50,420

104,000	Pou Chen Corp	102,561

35,000	Radiant Opto-Electronics Corp	120,496

7,000	Ruentex Industries Ltd	15,249

11,000	Sunplus Technology Co Ltd *	4,095

4,595	TOPBI International Holdings Ltd	8,863

	Total Taiwan	364,610

	Thailand — 0.0%

52,700	AP Thailand Pcl NVDR	9,221

	Turkey — 1.2%

69,058	Akbank TAS *	57,797

63,814	Eregli Demir ve Celik Fabrikalari TAS	75,246

29,132	Haci Omer Sabanci Holding AS	35,421

3,563	Soda Sanayii AS	2,947

15,736	TAV Havalimanlari Holding AS	46,969

197,034	Turkiye Garanti Bankasi AS *	225,961

92,462	Turkiye Is Bankasi – Class C *	67,334

64,468	Turkiye Vakiflar Bankasi TAO – Class D *	44,089

	Total Turkey	555,764

	United Kingdom — 12.3%

47,706	3i Group Plc	488,197

48,739	BAE Systems Plc	300,808

52,176	Barratt Developments Plc	322,740

3,162	Bellway Plc	100,937

4,909	Berkeley Group Holdings Plc (The)	250,073

6,808	British American Tobacco Plc	270,008

7,700	British American Tobacco Plc Sponsored ADR	308,616

5,313	Coca-Cola HBC AG	134,539

1,582	Computacenter Plc	31,513

9,200	ConvaTec Group Plc	23,173

227	Cranswick Plc	10,367

Shares	Description	Value ($)

	United Kingdom — continued

12,000	Diageo Plc	418,678

500	Diageo Plc Sponsored ADR	70,305

4,640	Dunelm Group Plc	61,352

10,293	Electrocomponents Plc	81,286

2,136	Ferguson Plc	168,462

17,524	Ferrexpo Plc	38,175

8,243	GlaxoSmithKline Plc	170,735

5,100	GlaxoSmithKline Plc Sponsored ADR	213,792

5,217	Howden Joinery Group Plc	38,267

3,580	IG Group Holdings Plc	33,854

3,780	Imperial Brands Plc	68,948

12,408	Inchcape Plc	77,143

3,734	Intermediate Capital Group Plc	58,720

35,437	International Consolidated Airlines Group SA	100,722

3,923	International Personal Finance Plc	2,066

16,768	JD Sports Fashion Plc	137,471

6,108	John Laing Group Plc	26,824

139,180	Legal & General Group Plc	343,626

3,284	Morgan Advanced Materials Plc	8,678

1,218	Morgan Sindall Group Plc	18,466

4,354	National Express Group Plc	11,744

2,972	Next Plc	179,735

14,107	Persimmon Plc	402,387

3,203	Pets at Home Group Plc	9,116

1,345	Phoenix Group Holdings Plc	10,340

4,747	Plus500 Ltd	77,502

14,587	QinetiQ Group Plc	53,542

1,799	Sage Group Plc (The)	15,427

2,200	Smith & Nephew Plc Sponsored ADR	89,782

1,512	Softcat Plc	21,534

3,754	Spirent Communications Plc	11,658

32,111	Tate & Lyle Plc	267,853

5,280	Taylor Wimpey Plc	9,458

	Total United Kingdom	5,538,619

	TOTAL COMMON STOCKS (COST $38,813,285)	43,797,993

	PREFERRED STOCKS (b) — 0.7%

	Brazil — 0.1%

2,000	Cia Paranaense de Energia – Class B	23,724

	Germany — 0.5%

458	Bayerische Motoren Werke AG	21,148

111	Draegerwerk AG & Co KGaA	8,816

2,338	Henkel AG & Co KGaA	209,098

	Total Germany	239,062

	Russia — 0.1%

54,900	Surgutneftegas PJSC	27,693

	TOTAL PREFERRED STOCKS (COST $271,482)	290,479

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.8%

	United States — 0.8%

	Affiliated Issuers — 0.8%

73,445	GMO U.S. Treasury Fund	370,165

	TOTAL MUTUAL FUNDS (COST $367,797)	370,165

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%

380,201	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (c)	380,201

	TOTAL SHORT-TERM INVESTMENTS (COST $380,201)	380,201

	TOTAL INVESTMENTS — 99.9% (Cost $39,832,765)	44,838,838

	Other Assets and Liabilities (net) — 0.1%	41,782

	TOTAL NET ASSETS — 100.0%	$44,880,620

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 4	Mini MSCI EAFE	June 2020	$345,120	$18,853

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

* Non-income	producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Automobiles & Components — 1.1%

21,000	Aptiv Plc	1,582,350

29,000	BorgWarner, Inc.	932,350

11,500	Dana, Inc.	145,360

35,300	Gentex Corp.	933,332

4,700	Standard Motor Products, Inc.	199,985

6,500	Stoneridge, Inc. *	133,770

2,400	Visteon Corp. *	172,800

	Total Automobiles & Components	4,099,947

	Banks — 2.0%

3,300	1st Source Corp.	114,147

3,519	American National Bankshares, Inc.	87,482

3,744	CNB Financial Corp.	66,344

2,700	Community Trust Bancorp, Inc.	88,668

27,200	Essent Group Ltd.	898,960

2,723	First Bancorp, Inc.	56,121

5,700	First Defiance Financial Corp.	94,677

2,500	First Financial Corp.	87,750

50,300	Investors Bancorp, Inc.	436,604

21,800	JPMorgan Chase & Co.	2,121,358

3,300	Lakeland Financial Corp.	140,877

80,500	MGIC Investment Corp.	660,905

2,400	Park National Corp.	179,688

8,800	PennyMac Financial Services, Inc.	295,504

54,000	Radian Group, Inc.	857,520

4,084	Territorial Bancorp, Inc.	103,856

7,200	Towne Bank/Portsmouth VA	135,792

16,600	US Bancorp	590,296

8,600	Walker & Dunlop, Inc.	348,300

	Total Banks	7,364,849

	Capital Goods — 9.1%

9,600	AGCO Corp.	530,208

2,100	Allied Motion Technologies, Inc.	75,999

10,600	Allison Transmission Holdings, Inc.	399,832

12,100	Atkore International Group, Inc. *	324,764

12,100	BMC Stock Holdings, Inc. *	316,657

31,400	Builders FirstSource, Inc. *	653,434

6,300	Crane Co.	351,036

13,526	Cummins, Inc.	2,294,010

7,900	Curtiss-Wright Corp.	792,370

3,100	Douglas Dynamics, Inc.	113,274

3,300	Dover Corp.	320,925

27,200	Eaton Corp Plc	2,309,280

6,600	EMCOR Group, Inc.	419,430

28,200	Emerson Electric Co.	1,720,764

2,700	Encore Wire Corp.	130,383

15,194	Federal Signal Corp.	442,753

4,600	Generac Holdings, Inc. *	511,842

9,500	General Dynamics Corp.	1,394,885

3,300	Gorman-Rupp Co. (The)	101,178

Shares	Description	Value ($)

	Capital Goods — continued

9,200	L3Harris Technologies, Inc.	1,834,940

10,400	Lockheed Martin Corp.	4,039,776

8,700	Masco Corp.	405,855

3,200	Miller Industries, Inc.	94,816

6,396	Moog, Inc. – Class A	347,239

12,800	Mueller Industries, Inc.	342,784

8,600	Northrop Grumman Corp.	2,882,720

10,331	Oshkosh Corp.	741,972

28,300	PACCAR, Inc.	2,090,238

5,600	Parker-Hannifin Corp.	1,007,832

4,200	Raytheon Technologies Corp.	270,984

5,900	Stanley Black & Decker, Inc.	740,155

4,500	Systemax, Inc.	94,455

6,923	Teledyne Technologies, Inc. *	2,590,033

2,900	Tennant Co.	185,426

27,991	Textron, Inc.	866,881

8,579	Timken Co. (The)	364,951

17,896	UFP Industries, Inc.	818,384

3,300	Vectrus, Inc. *	181,236

	Total Capital Goods	33,103,701

	Commercial & Professional Services — 1.2%

14,599	ACCO Brands Corp.	90,368

1,900	Barrett Business Services, Inc.	96,330

16,509	Brady Corp. – Class A	844,105

13,500	CBIZ, Inc. *	305,775

3,200	Cimpress Plc *	288,416

2,500	CRA International, Inc.	100,975

12,500	Deluxe Corp.	291,625

6,900	Ennis, Inc.	122,820

4,446	FTI Consulting, Inc. *	535,565

19,004	Herman Miller, Inc.	437,472

10,700	HNI Corp.	272,529

15,800	Interface, Inc.	134,142

4,700	Kforce, Inc.	141,940

11,600	Kimball International, Inc. – Class B	129,804

9,204	Knoll, Inc.	97,194

2,500	SP Plus Corp. *	50,925

24,100	Steelcase, Inc. – Class A	279,078

	Total Commercial & Professional Services	4,219,063

	Consumer Durables & Apparel — 5.0%

11,845	Acushnet Holdings Corp.	395,860

11,099	Callaway Golf Co.	170,037

4,500	Deckers Outdoor Corp. *	821,385

31,900	DR Horton, Inc.	1,764,070

32,587	Garmin Ltd.	2,938,370

56,100	Hanesbrands, Inc.	553,146

3,600	Helen of Troy Ltd. *	654,912

1,800	Johnson Outdoors, Inc. – Class A	139,698

1,100	KB Home	36,388

12,600	La-Z-Boy, Inc.	324,072

9,100	MDC Holdings, Inc.	309,309

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

59,100	NIKE, Inc. – Class B	5,826,078

330	NVR, Inc. *	1,063,131

26,600	PulteGroup, Inc.	903,602

5,900	Ralph Lauren Corp.	445,509

26,400	Skechers U.S.A., Inc. – Class A *	826,848

9,500	Steven Madden Ltd.	223,440

5,900	Tempur Sealy International, Inc. *	384,857

22,600	TRI Pointe Group, Inc. *	323,632

3,100	Universal Electronics, Inc. *	140,244

	Total Consumer Durables & Apparel	18,244,588

	Consumer Services — 0.6%

15,684	Bloomin’ Brands, Inc.	178,954

7,600	Brinker International, Inc.	200,260

1,048	Graham Holdings Co. – Class B	375,425

37,100	H&R Block, Inc.	630,700

20,600	Perdoceo Education Corp. *	335,368

10,900	Wyndham Destinations Corp.	346,620

	Total Consumer Services	2,067,327

	Diversified Financials — 2.1%

6,700	American Express Co.	636,969

12,614	Ameriprise Financial, Inc.	1,766,843

12,000	Artisan Partners Asset Management, Inc. – Class A	347,640

12,200	Eaton Vance Corp.	439,810

11,130	Enova International, Inc. *	157,490

26,900	Federated Investors, Inc. – Class B	595,566

11,200	LPL Financial Holdings, Inc.	799,568

8,300	Raymond James Financial, Inc.	575,024

4,000	S&P Global, Inc.	1,300,080

20,300	SEI Investments Co.	1,100,666

	Total Diversified Financials	7,719,656

	Energy — 0.9%

31,604	Phillips 66	2,473,329

25,400	World Fuel Services Corp.	647,192

	Total Energy	3,120,521

	Food & Staples Retailing — 0.5%

48,700	Kroger Co. (The)	1,588,594

10,500	US Foods Holding Corp. *	200,970

	Total Food & Staples Retailing	1,789,564

	Food, Beverage & Tobacco — 5.6%

41,700	General Mills, Inc.	2,628,768

18,100	Hershey Co. (The)	2,455,808

72,500	Mondelez International, Inc. – Class A	3,778,700

70,100	PepsiCo, Inc.	9,221,655

35,900	Tyson Foods, Inc.– Class A	2,205,696

5,400	Universal Corp.	237,924

	Total Food, Beverage & Tobacco	20,528,551

Shares	Description	Value ($)

	Health Care Equipment & Services — 6.5%

14,500	AmerisourceBergen Corp.	1,382,430

25,300	Baxter International, Inc.	2,277,253

14,700	Boston Scientific Corp. *	558,453

16,700	Cerner Corp.	1,217,430

1,600	Chemed Corp.	765,616

11,100	HCA Healthcare, Inc.	1,186,590

20,900	Hologic, Inc. *	1,107,700

4,600	Masimo Corp. *	1,104,874

10,078	McKesson Corp.	1,599,076

89,500	Medtronic Plc	8,822,910

9,100	STERIS Plc	1,509,599

9,500	West Pharmaceutical Services, Inc.	2,052,380

	Total Health Care Equipment & Services	23,584,311

	Household & Personal Products — 3.6%

61,300	Colgate-Palmolive Co.	4,433,829

11,247	Estee Lauder Cos, Inc. (The) – Class A	2,220,945

3,764	Inter Parfums, Inc.	174,687

43,000	Kimberly-Clark Corp.	6,081,920

	Total Household & Personal Products	12,911,381

	Insurance — 3.5%

31,702	Allstate Corp. (The)	3,100,773

16,700	Arch Capital Group Ltd. *	471,274

5,000	Employers Holdings, Inc.	149,450

39,400	Fidelity National Financial, Inc.	1,256,860

29,804	First American Financial Corp.	1,504,804

4,800	Hanover Insurance Group, Inc. (The)	481,680

34,580	Old Republic International Corp.	539,102

56,507	Progressive Corp. (The)	4,389,464

13,100	W.R. Berkley Corp.	759,145

	Total Insurance	12,652,552

	Materials — 1.9%

2,300	Air Products and Chemicals, Inc.	555,795

5,900	Avery Dennison Corp.	652,953

6,200	Innospec, Inc.	477,958

22,779	LyondellBasell Industries NV – Class A	1,452,389

1,600	NewMarket Corp.	697,808

16,400	PolyOne Corp.	406,392

13,900	Reliance Steel & Aluminum Co.	1,348,300

9,700	Schweitzer-Mauduit International, Inc.	294,783

2,000	Stepan Co.	194,320

37,600	Valvoline, Inc.	689,960

	Total Materials	6,770,658

	Media & Entertainment — 5.8%

63,900	Activision Blizzard, Inc.	4,599,522

1,700	Alphabet, Inc. – Class C *	2,429,164

87,800	Comcast Corp. – Class A	3,476,880

34,200	DHI Group, Inc. *	91,314

60,900	Electronic Arts, Inc. *	7,483,392

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Media & Entertainment — continued

31,800	Interpublic Group of Cos., Inc. (The)	544,098

19,489	Omnicom Group, Inc.	1,067,803

35,685	TEGNA, Inc.	418,228

97,600	Zynga Inc-Class A *	893,040

	Total Media & Entertainment	21,003,441

	Pharmaceuticals, Biotechnology & Life Sciences — 11.3%

33,800	Amgen, Inc.	7,763,860

14,000	Biogen, Inc. *	4,299,260

63,800	Bristol-Myers Squibb Co.	3,810,136

53,300	Eli Lilly & Co.	8,152,235

58,200	Gilead Sciences, Inc.	4,529,706

82,431	Merck & Co., Inc.	6,653,831

150,238	Pfizer, Inc.	5,737,589

	Total Pharmaceuticals, Biotechnology & Life Sciences	40,946,617

	Real Estate — 0.3%

16,449	CBRE Group, Inc. – Class A *	723,427

5,188	Jones Lang LaSalle, Inc.	531,251

	Total Real Estate	1,254,678

	Retailing — 8.1%

2,000	Amazon.com, Inc. *	4,884,740

4,000	Asbury Automotive Group, Inc. *	289,120

15,400	AutoNation, Inc.*	607,992

49,140	Best Buy Co., Inc.	3,837,342

11,000	Core-Mark Holding Co., Inc.	307,780

35,800	Designer Brands, Inc. – Class A	219,454

15,000	Dick’s Sporting Goods, Inc.	540,900

10,800	Dollar General Corp.	2,068,308

116,355	eBay, Inc.	5,298,807

6,689	Group 1 Automotive, Inc.	421,006

2,700	Lithia Motors, Inc. – Class A	325,593

23,000	Lowe’s Cos., Inc.	2,998,050

5,800	Murphy U.S.A, Inc. *	673,380

14,900	Sally Beauty Holdings, Inc. *	194,296

6,400	Sonic Automotive, Inc. – Class A	168,192

35,500	Target Corp.	4,342,715

29,800	TJX Cos., Inc. (The)	1,572,248

9,400	Williams-Sonoma, Inc.	782,174

	Total Retailing	29,532,097

	Semiconductors & Semiconductor Equipment — 8.2%

30,700	Amkor Technology, Inc. *	324,806

115,500	Applied Materials, Inc.	6,488,790

6,400	Cirrus Logic, Inc. *	463,872

14,000	Entegris, Inc.	838,320

172,300	Intel Corp.	10,842,839

10,700	KLA Corp.	1,882,772

14,600	Lam Research Corp.	3,995,582

10,800	Maxim Integrated Products, Inc.	622,944

37,800	Micron Technology, Inc. *	1,810,998

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — continued

2,300	NVIDIA Corp.	816,546

1,100	Qorvo, Inc. *	115,214

3,100	Skyworks Solutions, Inc.	367,474

15,700	Teradyne, Inc.	1,052,214

	Total Semiconductors & Semiconductor Equipment	29,622,371

	Software & Services — 11.6%

17,420	Amdocs Ltd.	1,084,569

14,400	Booz Allen Hamilton Holding Corp.	1,148,544

4,000	CACI International, Inc. – Class A *	1,003,120

55,905	Cadence Design Systems, Inc. *	5,103,568

15,427	Citrix Systems, Inc.	2,285,047

9,100	Fortinet, Inc. *	1,266,720

15,695	Intuit, Inc.	4,556,573

3,900	j2 Global, Inc.	305,370

4,800	MAXIMUS, Inc.	345,696

53,853	Microsoft Corp.	9,868,562

81,400	NortonLifeLock, Inc.	1,854,292

140,900	Oracle Corp.	7,576,193

11,748	Progress Software Corp.	474,619

10,310	Sykes Enterprises, Inc. *	281,051

27,919	Synopsys, Inc. *	5,050,826

	Total Software & Services	42,204,750

	Technology Hardware & Equipment — 8.7%

3,800	Amphenol Corp. – Class A	366,928

27,755	Apple, Inc.	8,824,425

11,533	Arrow Electronics, Inc. *	796,700

9,000	Avnet, Inc.	245,160

11,800	CDW Corp.	1,308,738

17,000	Ciena Corp. *	939,420

34,200	Flex Ltd. *	332,082

125,914	Hewlett Packard Enterprise Co.	1,222,625

195,940	HP, Inc.	2,966,531

8,320	Insight Enterprises, Inc. *	426,483

2,500	Itron, Inc. *	161,050

23,900	Jabil, Inc.	715,088

72,800	Juniper Networks, Inc.	1,766,128

4,200	Methode Electronics, Inc.	131,670

19,607	Motorola Solutions, Inc.	2,653,415

15,700	National Instruments Corp.	607,904

28,800	NetApp, Inc.	1,282,752

16,200	Sanmina Corp. *	431,082

39,100	Seagate Technology Plc	2,073,864

5,900	SYNNEX Corp.	629,235

37,300	TE Connectivity Ltd.	3,030,625

32,700	Xerox Holdings Corp. *	519,276

	Total Technology Hardware & Equipment	31,431,181

	Telecommunication Services — 1.6%

103,500	Verizon Communications, Inc.	5,938,830

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Utilities — 0.2%

7,900	DTE Energy Co.	849,803

	TOTAL COMMON STOCKS (COST $336,413,052)	360,960,437

	MUTUAL FUNDS — 0.3%

	Affiliated Issuers — 0.3%

200,456	GMO U.S. Treasury Fund	1,010,296

	TOTAL MUTUAL FUNDS (COST $1,010,296)	1,010,296

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

86,530	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (a)	86,530

	TOTAL SHORT-TERM INVESTMENTS (COST $86,530)	86,530

	TOTAL INVESTMENTS — 99.7% (Cost $337,509,878)	362,057,263

	Other Assets and Liabilities (net) — 0.3%	1,018,354

	TOTAL NET ASSETS — 100.0%	$363,075,617

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1	S&P 500 E-Mini	June 2020	$152,100	$4,773

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2020.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Automobiles & Components — 1.7%

38,600	Cooper Tire & Rubber Co.	993,178

176,900	Dana, Inc.	2,236,016

22,100	Garrett Motion, Inc. *	114,257

9,600	Gentherm, Inc. *	390,720

18,800	Modine Manufacturing Co. *	100,580

31,200	Standard Motor Products, Inc.	1,327,560

91,500	Stoneridge, Inc. *	1,883,070

17,100	Tenneco, Inc. – Class A *	115,596

	Total Automobiles & Components	7,160,977

	Banks — 11.2%

6,400	1st Source Corp.	221,376

24,500	Amalgamated Bank – Class A	275,135

41,800	Bancorp, Inc. (The) *	367,840

42,200	Boston Private Financial Holdings, Inc.	289,914

57,800	Brookline Bancorp, Inc.	537,540

2,900	Century Bancorp, Inc. – Class A	218,660

5,800	Civista Bancshares, Inc.	88,392

1,200	CNB Financial Corp.	21,264

5,195	Community Trust Bancorp, Inc.	170,604

81,800	Dime Community Bancshares, Inc.	1,180,374

101,900	Essent Group Ltd.	3,367,795

16,400	Financial Institutions, Inc.	290,116

8,576	First Community Bankshares, Inc.	183,269

67,244	First Defiance Financial Corp.	1,116,923

7,400	First Financial Corp.	259,740

190,500	Flagstar Bancorp, Inc.	5,581,650

9,800	Flushing Financial Corp.	111,132

14,870	Fulton Financial Corp.	166,693

8,800	Great Southern Bancorp, Inc.	356,928

238,100	Hilltop Holdings, Inc.	4,450,089

88,400	International Bancshares Corp.	2,720,952

282,900	Investors Bancorp, Inc.	2,455,572

1,700	LCNB Corp.	25,279

7,000	Mercantile Bank Corp.	160,580

5,400	Merchants Bancorp	92,232

4,500	Northrim BanCorp, Inc.	103,815

148,900	Northwest Bancshares, Inc.	1,483,044

160,000	OFG Bancorp	1,944,000

190,400	PennyMac Financial Services, Inc.	6,393,632

1,800	Premier Financial Bancorp, Inc.	23,868

304,800	Radian Group, Inc.	4,840,224

5,700	Sierra Bancorp	107,388

3,000	Territorial Bancorp, Inc.	76,290

31,800	TriCo Bancshares	902,166

107,800	Walker & Dunlop, Inc.	4,365,900

58,803	Waterstone Financial, Inc.	876,164

	Total Banks	45,826,540

Shares	Description	Value ($)

	Capital Goods — 11.6%

13,400	AAR Corp.	270,278

5,600	AGCO Corp.	309,288

8,900	Allied Motion Technologies, Inc.	322,091

39,000	Arcosa, Inc.	1,488,630

31,100	AZZ, Inc.	984,626

303,300	Builders FirstSource, Inc. *	6,311,673

3,800	Comfort Systems USA, Inc.	140,600

3,000	CSW Industrials, Inc.	214,680

25,900	Ducommun, Inc. *	833,980

6,800	Encore Wire Corp.	328,372

16,100	EnPro Industries, Inc.	725,788

234,200	Federal Signal Corp.	6,824,588

24,300	Gibraltar Industries, Inc. *	1,069,443

27,225	Gorman-Rupp Co. (The)	834,719

107,900	Griffon Corp.	1,812,720

5,400	Hurco Cos, Inc.	168,804

34,200	Hyster-Yale Materials Handling, Inc.	1,252,062

115,700	Meritor, Inc. *	2,357,966

9,400	Miller Industries, Inc.	278,522

90,900	Moog, Inc. – Class A	4,934,961

69,500	Mueller Industries, Inc.	1,861,210

6,100	National Presto Industries, Inc.	548,939

14,100	Park-Ohio Holdings Corp.	205,719

3,100	Preformed Line Products Co.	153,853

33,900	Resideo Technologies, Inc. *	239,334

51,643	SPX Corp. *	2,064,687

22,000	Systemax, Inc.	461,780

13,800	Tennant Co.	882,372

25,300	Terex Corp.	397,716

300	Timken Co. (The)	12,762

125,100	UFP Industries, Inc.	5,720,823

64,000	Vectrus, Inc. *	3,514,880

	Total Capital Goods	47,527,866

	Commercial & Professional Services — 6.5%

425,929	ACCO Brands Corp.	2,636,500

140,900	Brady Corp. – Class A	7,204,217

53,500	CBIZ, Inc. *	1,211,775

15,500	CRA International, Inc.	626,045

83,700	Deluxe Corp.	1,952,721

21,900	Ennis, Inc.	389,820

26,500	Heidrick & Struggles International, Inc.	587,770

187,100	Herman Miller, Inc.	4,307,042

41,900	HNI Corp.	1,067,193

11,700	Huron Consulting Group, Inc. *	541,242

58,400	Interface, Inc.	495,816

54,900	Kelly Services, Inc. – Class A	822,951

12,600	Kforce, Inc.	380,520

96,600	Kimball International, Inc. – Class B	1,080,954

1,700	Pitney Bowes, Inc.	4,029

60,600	Resources Connection, Inc.	665,994

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — continued

198,600	Steelcase, Inc. – Class A	2,299,788

34,100	TrueBlue, Inc. *	527,186

	Total Commercial & Professional Services	26,801,563

	Consumer Durables & Apparel — 5.4%

159,300	Acushnet Holdings Corp.	5,323,806

6,014	Clarus Corp.	63,147

136,600	Ethan Allen Interiors, Inc.	1,543,580

56,500	G-III Apparel Group Ltd. *	583,645

9,400	Green Brick Partners, Inc. *	100,580

21,000	Hooker Furniture Corp.	342,300

26,100	Johnson Outdoors, Inc. – Class A	2,025,621

76,500	La-Z-Boy, Inc.	1,967,580

132,300	MDC Holdings, Inc.	4,496,877

57,800	Movado Group, Inc.	606,900

23,600	Rocky Brands, Inc.	489,464

10,000	Smith and Wesson Brands, Inc. *	118,200

169,100	TRI Pointe Group, Inc. *	2,421,512

15,800	Universal Electronics, Inc. *	714,792

119,800	Vera Bradley, Inc. *	628,950

34,100	Vista Outdoor, Inc. *	331,111

29,000	Wolverine World Wide, Inc.	607,260

	Total Consumer Durables & Apparel	22,365,325

	Consumer Services — 3.2%

19,100	Adtalem Global Education, Inc. *	639,086

14,700	American Public Education, Inc. *	462,021

232,900	Bloomin’ Brands, Inc.	2,657,389

216,600	Brinker International, Inc.	5,707,410

28,600	Carriage Services, Inc.	535,392

21,400	H&R Block, Inc.	363,800

103,500	Perdoceo Education Corp. *	1,684,980

50,700	Regis Corp. *	533,364

22,400	WW International, Inc. *	535,360

	Total Consumer Services	13,118,802

	Diversified Financials — 5.8%

26,600	Ares Commercial Real Estate Corp. (REIT)	198,170

73,500	Artisan Partners Asset Management, Inc. – Class A	2,129,295

62,500	Brightsphere Investment Group, Inc. *	521,875

63,000	Curo Group Holdings Corp.	421,470

800	Diamond Hill Investment Group, Inc.	83,968

134,700	Donnelley Financial Solutions, Inc. *	1,097,805

197,700	Ellington Financial, Inc.	2,016,540

52,700	Encore Capital Group, Inc. *	1,674,279

189,317	Enova International, Inc. *	2,678,836

82,200	Federated Investors, Inc. – Class B	1,819,908

5,400	Focus Financial Partners, Inc. – Class A *	150,336

46,500	INTL. FCStone, Inc. *	2,371,965

46,900	Navient Corp.	348,936

40,100	Oppenheimer Holdings, Inc. – Class A	849,318

Shares	Description	Value ($)

	Diversified Financials — continued

367,200	PennyMac Mortgage Investment Trust (REIT)	4,042,872

4,800	Piper Sandler Cos.	286,272

183,700	Waddell & Reed Financial, Inc. – Class A	2,395,448

34,200	Westwood Holdings Group, Inc.	606,366

	Total Diversified Financials	23,693,659

	Energy — 2.2%

58,700	Evolution Petroleum Corp.	143,228

25,500	Geospace Technologies Corp. *	200,940

8,000	International Seaways, Inc.	181,440

775,300	Laredo Petroleum, Inc. *	657,842

39,880	Matrix Service Co. *	439,478

54,200	Penn Virginia Corp. *	475,876

30,300	Renewable Energy Group, Inc. *	862,035

2,800	REX American Resources Corp. *	164,220

99,100	Southwestern Energy Co. *	298,291

226,800	World Fuel Services Corp.	5,778,864

	Total Energy	9,202,214

	Food & Staples Retailing — 0.9%

32,200	Ingles Markets, Inc. – Class A	1,372,042

7,200	Natural Grocers by Vitamin Cottage, Inc. – Class C	103,680

39,400	SpartanNash Co.	843,554

19,500	United Natural Foods, Inc. *	382,200

8,800	Village Super Market, Inc. – Class A	210,584

11,400	Weis Markets, Inc.	635,322

	Total Food & Staples Retailing	3,547,382

	Food, Beverage & Tobacco — 1.4%

7,800	John B. Sanfilippo & Son, Inc.	678,132

6,016	Seneca Foods Corp. – Class A *	219,403

112,000	Universal Corp.	4,934,720

	Total Food, Beverage & Tobacco	5,832,255

	Health Care Equipment & Services — 4.4%

123,800	Allscripts Healthcare Solutions, Inc. *	782,416

40,900	AngioDynamics, Inc.*	417,589

48,100	Computer Programs & Systems, Inc.	1,063,972

24,600	Covetrus, Inc. *	375,888

15,300	FONAR Corp. *	365,670

31,700	HealthStream, Inc. *	722,126

8,600	Hill-Rom Holdings, Inc.	874,362

28,100	Inogen, Inc. *	1,067,800

38,200	Integer Holdings Corp. *	3,024,676

41,300	Lantheus Holdings, Inc. *	567,049

59,600	Meridian Bioscience, Inc. *	921,416

35,900	Natus Medical, Inc. *	768,260

43,600	NextGen Healthcare, Inc. *	449,952

54,200	OraSure Technologies, Inc. *	788,068

167,100	Owens & Minor, Inc.	1,325,103

10,600	Oxford Immunotec Global Plc *	129,850

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Health Care Equipment & Services — continued

60,600	Patterson Cos., Inc.	1,193,214

2,500	Providence Service Corp. (The) *	201,250

71,500	RTI Surgical Holdings, Inc. *	194,480

18,400	SeaSpine Holdings Corp. *	195,960

75,800	Select Medical Holdings Corp. *	1,223,412

6,100	Surmodics, Inc. *	225,578

14,900	Triple-S Management Corp. – Class B *	296,510

6,500	Vapotherm, Inc. *	173,095

39,600	Varex Imaging Corp. *	742,896

	Total Health Care Equipment & Services	18,090,592

	Household & Personal Products — 1.0%

11,900	Central Garden & Pet Co. *	436,611

21,700	Central Garden & Pet Co. – Class A *	743,442

47,600	Inter Parfums, Inc.	2,209,116

6,200	USANA Health Sciences, Inc. *	525,264

	Total Household & Personal Products	3,914,433

	Insurance — 1.6%

31,300	American Equity Investment Life Holding Co.	678,897

39,200	Employers Holdings, Inc.	1,171,688

6,600	FedNat Holding Co.	80,454

55,400	First American Financial Corp.	2,797,146

300	Heritage Insurance Holdings, Inc.	3,762

4,000	Horace Mann Educators Corp.	146,080

58,200	National General Holdings Corp.	1,181,460

32,700	Universal Insurance Holdings, Inc.	584,022

	Total Insurance	6,643,509

	Materials — 8.0%

21,000	American Vanguard Corp.	279,300

3,500	Boise Cascade Co.	119,105

13,400	Ferro Corp. *	161,068

22,100	FutureFuel Corp.	289,068

83,900	Greif, Inc. – Class A	2,850,922

4,500	Hawkins, Inc.	193,050

75,500	Innospec, Inc.	5,820,295

42,700	Koppers Holdings, Inc. *	707,539

14,200	Kronos Worldwide, Inc.	138,592

72,100	Materion Corp.	3,785,250

4,500	Minerals Technologies, Inc.	221,895

14,800	Neenah, Inc.	748,288

108,400	PolyOne Corp.	2,686,152

30,900	Reliance Steel & Aluminum Co.	2,997,300

126,400	Schweitzer-Mauduit International, Inc.	3,841,296

34,300	Silgan Holdings, Inc.	1,146,992

28,229	Stepan Co.	2,742,730

74,900	Tredegar Corp.	1,146,719

56,700	Valvoline, Inc.	1,040,445

32,600	Verso Corp. – Class A *	468,788

46,300	Worthington Industries, Inc.	1,385,296

	Total Materials	32,770,090

Shares	Description	Value ($)

	Media & Entertainment — 2.9%

17,200	Cars.com, Inc. *	106,124

92,200	DHI Group, Inc. *	246,174

148,500	Glu Mobile, Inc. *	1,482,030

270,600	Liberty TripAdvisor Holdings, Inc. – Class A *	642,675

79,400	Marchex, Inc. – Class B *	123,070

104,800	National CineMedia, Inc.	288,200

41,100	Scholastic Corp.	1,208,340

34,400	Sciplay Corp. – Class A *	482,288

544,900	TEGNA, Inc.	6,386,228

66,000	Tribune Publishing Co.	627,000

65,200	TrueCar, Inc. *	176,040

21,600	WideOpenWest, Inc. *	140,616

	Total Media & Entertainment	11,908,785

	Pharmaceuticals, Biotechnology & Life Sciences — 4.1%

22,500	Arcus Biosciences, Inc. *	705,375

5,500	Arvinas, Inc. *	182,985

46,300	CytomX Therapeutics, Inc. *	410,218

23,800	Emergent BioSolutions, Inc. *	1,987,062

33,100	Enanta Pharmaceuticals, Inc. *	1,704,319

155,600	Endo International Plc *	600,616

23,323	Evofem Biosciences, Inc. *	127,344

47,300	Luminex Corp.	1,473,868

17,700	Pacira BioSciences, Inc. *	777,915

201,200	PDL BioPharma, Inc. *	657,924

14,000	Phibro Animal Health Corp. – Class A	366,800

141,300	Prestige Consumer Healthcare, Inc. *	5,962,860

7,200	Principia Biopharma, Inc. *	460,008

4,800	Scholar Rock Holding Corp. *	88,320

8,300	Syros Pharmaceuticals, Inc. *	81,257

16,800	Translate Bio, Inc. *	348,096

57,100	Vanda Pharmaceuticals, Inc. *	669,212

6,500	Xenon Pharmaceuticals, Inc. *	89,050

	Total Pharmaceuticals, Biotechnology & Life Sciences	16,693,229

	Real Estate — 5.4%

31,100	Apple Hospitality REIT, Inc.	317,531

424,800	CoreCivic, Inc. (REIT)	5,110,344

220,000	CorePoint Lodging, Inc. (REIT)	871,200

24,400	Cushman & Wakefield Plc *	250,100

142,400	GEO Group, Inc. (REIT)	1,705,952

58,200	iStar, Inc. (REIT)	636,126

632,400	Newmark Group, Inc. – Class A	2,687,700

244,800	Realogy Holdings Corp.	1,483,488

249,000	Retail Properties of America, Inc. – Class A (REIT)	1,349,580

492,900	Summit Hotel Properties, Inc. (REIT)	3,080,625

308,600	Sunstone Hotel Investors, Inc. (REIT)	2,731,110

211,900	Xenia Hotels & Resorts, Inc. (REIT)	1,907,100

	Total Real Estate	22,130,856

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Retailing — 7.5%

3,800	Asbury Automotive Group, Inc. *	274,664

41,200	AutoNation, Inc. *	1,626,576

62,500	Big Lots, Inc.	2,421,875

23,500	Cato Corp. (The) – Class A	227,950

83,400	Core-Mark Holding Co., Inc.	2,333,532

29,800	Designer Brands, Inc. – Class A	182,674

110,100	Dick’s Sporting Goods, Inc.	3,970,206

37,300	Genesco, Inc. *	689,677

89,200	Group 1 Automotive, Inc.	5,614,248

83,813	Haverty Furniture Cos, Inc.	1,449,965

26,900	Hibbett Sports, Inc. *	519,708

493,500	Office Depot, Inc.	1,218,945

1,300	PetMed Express, Inc.	46,930

31,100	Rent-A-Center, Inc.	791,806

111,000	Sally Beauty Holdings, Inc. *	1,447,440

63,300	Shoe Carnival, Inc.	1,645,167

70,700	Signet Jewelers Ltd.	745,885

9,900	Sleep Number Corp. *	308,583

131,200	Sonic Automotive, Inc. – Class A	3,447,936

2,600	Weyco Group, Inc.	48,542

76,400	Zumiez, Inc. *	1,861,868

	Total Retailing	30,874,177

	Semiconductors & Semiconductor Equipment — 1.9%

77,700	Alpha & Omega Semiconductor Ltd. *	817,404

163,300	Amkor Technology, Inc. *	1,727,714

104,600	DSP Group, Inc. *	1,884,892

84,000	FormFactor, Inc. *	2,114,280

25,601	Onto Innovation, Inc. *	795,679

48,700	Photronics, Inc. *	583,913

	Total Semiconductors & Semiconductor Equipment	7,923,882

	Software & Services — 3.4%

27,500	A10 Networks, Inc. *	187,000

26,100	Cerence, Inc. *	780,651

3,400	ChannelAdvisor Corp. *	47,430

54,000	CSG Systems International, Inc.	2,556,900

15,500	Hackett Group, Inc. (The)	213,745

15,600	ManTech International Corp. – Class A	1,212,744

9,200	MicroStrategy, Inc. – Class A *	1,145,216

2,700	NIC, Inc.	64,962

13,300	OneSpan, Inc. *	270,256

116,400	Progress Software Corp.	4,702,560

73,800	Sykes Enterprises, Inc. *	2,011,788

36,400	Unisys Corp. *	413,504

40,700	Xperi Corp.	559,625

	Total Software & Services	14,166,381

Shares	Description	Value ($)

	Technology Hardware & Equipment — 7.4%

104,446	ADTRAN, Inc.	1,190,684

176,400	Arlo Technologies, Inc. *	389,844

25,800	Avnet, Inc.	702,792

191,200	Benchmark Electronics, Inc.	4,051,528

121,500	Comtech Telecommunications Corp.	2,163,915

43,300	CTS Corp.	924,022

90,500	Digi International, Inc. *	1,007,265

14,700	ePlus, Inc. *	1,083,537

127,200	Insight Enterprises, Inc. *	6,520,272

30,900	Kimball Electronics, Inc. *	438,471

30,800	Methode Electronics, Inc.	965,580

9,300	MTS Systems Corp.	163,773

32,100	NETGEAR, Inc. *	825,933

8,300	NetScout Systems, Inc. *	228,001

46,800	PC Connection, Inc.	2,025,504

1,800	Plexus Corp. *	115,596

266,200	Sanmina Corp. *	7,083,582

6,400	ScanSource, Inc. *	157,760

8,126	Vishay Precision Group, Inc. *	191,936

	Total Technology Hardware & Equipment	30,229,995

	Telecommunication Services — 1.5%

3,000	ATN International, Inc.	178,200

32,600	Consolidated Communications Holdings, Inc. *	197,556

58,300	IDT Corp. – Class B *	369,622

15,800	Ooma, Inc. *	198,132

96,678	Spok Holdings, Inc.	992,883

190,600	Telephone & Data Systems, Inc.	3,905,394

11,800	United States Cellular Corp. *	371,818

	Total Telecommunication Services	6,213,605

	Transportation — 0.2%

25,000	ArcBest Corp.	559,750

9,200	Hub Group, Inc. – Class A *	430,284

	Total Transportation	990,034

	Utilities — 0.2%

62,100	Genie Energy Ltd. – Class B	534,681

6,500	Unitil Corp.	313,105

	Total Utilities	847,786

	TOTAL COMMON STOCKS (COST $472,179,936)	408,473,937

	MUTUAL FUNDS — 0.0%

	Affiliated Issuers — 0.0%

11,924	GMO U.S. Treasury Fund	60,097

	TOTAL MUTUAL FUNDS (COST $59,978)	60,097

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

1,924,970	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (b)	1,924,970

	TOTAL SHORT-TERM INVESTMENTS (COST $1,924,970)	1,924,970

	TOTAL INVESTMENTS — 99.9% (Cost $474,198,326)	410,495,354

	Other Assets and Liabilities (net) — 0.1%	363,262

	TOTAL NET ASSETS — 100.0%	$410,858,616

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
16	E-mini Russell 2000 Index	June 2020	$1,114,240	$38,923

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Investment valued using significant unobservable inputs.
(b)	The rate disclosed is the 7 day net yield as of May 31, 2020.

Portfolio Abbreviations:

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Cyclical Focus Fund (commenced operations on May 12, 2020), Emerging Domestic Opportunities Fund, Emerging Markets Fund, International Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,037,913	$—	$—	$1,037,913
Australia	—	1,208,993	—	1,208,993
Brazil	—	1,625,020	—	1,625,020
Canada	3,377,597	—	—	3,377,597
China	508,343	3,038,666	—	3,547,009
Denmark	—	2,963,466	—	2,963,466
Finland	—	415,638	—	415,638
France	—	9,186,932	—	9,186,932
Germany	—	2,563,285	—	2,563,285
India	—	196,828	—	196,828
Israel	—	1,039,997	—	1,039,997
Italy	—	4,380,366	—	4,380,366
Japan	—	11,285,031	—	11,285,031
Mexico	2,708,910	—	—	2,708,910
Netherlands	—	773,161	—	773,161
Norway	—	1,664,742	—	1,664,742

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Pakistan	$—	$515,794	$—	$515,794
Portugal	—	1,343,038	—	1,343,038
Russia	—	5,729,419	—	5,729,419
Spain	—	2,922,020	—	2,922,020
Switzerland	—	1,301,005	—	1,301,005
Taiwan	—	267,021	—	267,021
Thailand	—	289,093	—	289,093
Ukraine	—	794,672	—	794,672
United Kingdom	513,520	3,066,238	—	3,579,758
United States	35,226,283	—	—	35,226,283

TOTAL COMMON STOCKS	43,372,566	56,570,425	—	99,942,991

Preferred Stocks
Chile	2,575,909	—	—	2,575,909

TOTAL PREFERRED STOCKS	2,575,909	—	—	2,575,909

Mutual Funds
United States	6,239,416	—	—	6,239,416

TOTAL MUTUAL FUNDS	6,239,416	—	—	6,239,416

Short-Term Investments	333,890	—	—	333,890

Total Investments	52,521,781	56,570,425	—	109,092,206

Total	$52,521,781	$56,570,425	$—	$109,092,206

Cyclical Focus Fund
Asset Valuation Inputs
Common Stocks
Canada	$2,138,600	$—	$—	$2,138,600
Finland	—	2,865,504	—	2,865,504
France	—	7,949,539	—	7,949,539
Germany	—	6,400,580	—	6,400,580
Ireland	—	1,726,100	—	1,726,100
Japan	—	3,127,224	—	3,127,224
Mexico	2,825,118	—	—	2,825,118
Russia	—	5,726,931	—	5,726,931
Spain	—	4,038,121	—	4,038,121
Switzerland	—	2,754,977	—	2,754,977
United Kingdom	—	10,994,165	—	10,994,165
United States	65,020,333	—	—	65,020,333

TOTAL COMMON STOCKS	69,984,051	45,583,141	—	115,567,192

Preferred Stocks
Brazil	—	2,596,041	—	2,596,041

TOTAL PREFERRED STOCKS	—	2,596,041	—	2,596,041

Short-Term Investments	452,058	—	—	452,058

Total Investments	70,436,109	48,179,182	—	118,615,291

Total	$70,436,109	$48,179,182	$—	$118,615,291

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$6,183,759	$—	$6,183,759
China	116,287,825	175,660,951	—	291,948,776
Hong Kong	—	3,529,830	—	3,529,830
India	—	44,889,994	—	44,889,994
Indonesia	—	4,141,173	—	4,141,173
Japan	—	1,910,612	—	1,910,612
Mexico	11,555,504	—	—	11,555,504
Peru	294,935	—	—	294,935
Philippines	—	5,482,707	—	5,482,707
Russia	—	9,649,422	—	9,649,422

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Africa	$—	$8,471,258	$—	$8,471,258
South Korea	—	61,648,688	—	61,648,688
Switzerland	—	20,566,330	—	20,566,330
Taiwan	5,078,297	96,640,215	—	101,718,512
Thailand	—	6,991,453	—	6,991,453
Turkey	—	1,795,160	—	1,795,160
United States	3,328,215	—	—	3,328,215
Vietnam	—	5,420,385	—	5,420,385

TOTAL COMMON STOCKS	136,544,776	452,981,937	—	589,526,713

Preferred Stocks
Brazil	—	3,081,579	—	3,081,579

TOTAL PREFERRED STOCKS	—	3,081,579	—	3,081,579

Investment Funds
Brazil	10,952,132	—	—	10,952,132
Russia	38,664,562	—	—	38,664,562
South Korea	—	9,586,991	—	9,586,991
Taiwan	3,335,046	—	—	3,335,046
Thailand	—	34,544,069	—	34,544,069
United States	52,611,810	—	—	52,611,810

TOTAL INVESTMENT FUNDS	105,563,550	44,131,060	—	149,694,610

Debt Obligations
United States	11,000,603	—	—	11,000,603

TOTAL DEBT OBLIGATIONS	11,000,603	—	—	11,000,603

Rights/Warrants
India	29,677	—	—	29,677

TOTAL RIGHTS/WARRANTS	29,677	—	—	29,677

Mutual Funds
United States	18,204,112	—	—	18,204,112

TOTAL MUTUAL FUNDS	18,204,112	—	—	18,204,112

Short-Term Investments	7,344,394	—	—	7,344,394

Total Investments	278,687,112	500,194,576	—	778,881,688

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	304,005	—	304,005
Futures Contracts
Equity Risk	300,930	—	—	300,930

Total	$278,988,042	$500,498,581	$—	$779,486,623

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(135,631)	$—	$(135,631)
Futures Contracts
Equity Risk	—	(1,477,196)	—	(1,477,196)

Total	$—	$(1,612,827)	$—	$(1,612,827)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$—	$3,719,493	$—	$3,719,493
Brazil	—	2,276,632	—	2,276,632
Chile	39,425	1,540,952	—	1,580,377
China	173,697,112	957,534,999	687,475	1,131,919,586
Colombia	195,743	—	—	195,743
Czech Republic	—	1,219,599	—	1,219,599
Greece	—	4,109,032	—	4,109,032
Hungary	—	606,926	—	606,926
India	—	56,143,238	—	56,143,238

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Indonesia	$—	$28,762,133	$—	$28,762,133
Kuwait	—	14,575,075	—	14,575,075
Malaysia	—	1,345,496	—	1,345,496
Mexico	40,409,012	—	—	40,409,012
Pakistan	—	7,792,760	—	7,792,760
Peru	3,161,730	—	—	3,161,730
Philippines	—	7,675,067	—	7,675,067
Poland	—	85,112,659	—	85,112,659
Qatar	—	19,844,225	—	19,844,225
Russia	9,152,116	448,152,536	—	457,304,652
South Africa	—	73,741,300	—	73,741,300
South Korea	—	99,762,573	—	99,762,573
Sri Lanka	—	452,038	—	452,038
Taiwan	13,740,593	509,334,977	—	523,075,570
Thailand	—	24,338,728	—	24,338,728
Turkey	—	2,140,204	—	2,140,204
United Arab Emirates	—	6,038,648	—	6,038,648
United Kingdom	—	20,761,427	—	20,761,427
Vietnam	—	3,303,915	—	3,303,915

TOTAL COMMON STOCKS	240,395,731	2,380,284,632	687,475	2,621,367,838

Preferred Stocks
Colombia	1,089,205	—	—	1,089,205
Russia	—	57,523,425	—	57,523,425
South Korea	—	60,377,628	—	60,377,628
Taiwan	—	1,330,429	—	1,330,429

TOTAL PREFERRED STOCKS	1,089,205	119,231,482	—	120,320,687

Investment Funds
Thailand	—	11,276,567	—	11,276,567
United States	60,203,932	—	—	60,203,932

TOTAL INVESTMENT FUNDS	60,203,932	11,276,567	—	71,480,499

Debt Obligations
United States	19,021,339	—	—	19,021,339

TOTAL DEBT OBLIGATIONS	19,021,339	—	—	19,021,339

Short-Term Investments	35,750,178	—	—	35,750,178

Total Investments	356,460,385	2,510,792,681	687,475	2,867,940,541

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	4,100	—	4,100
Futures Contracts
Equity Risk	13,643,688	—	—	13,643,688

Total	$370,104,073	$2,510,796,781	$687,475	$2,881,588,329

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(9,299)	$—	$(9,299)
Futures Contracts
Equity Risk	—	(1,283,874)	—	(1,283,874)
Swap Contracts
Equity Risk	—	(63,584)	—	(63,584)

Total	$—	$(1,356,757)	$—	$(1,356,757)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$95,347,853	$—	$95,347,853
Austria	—	1,482,077	—	1,482,077
Belgium	—	22,093,813	—	22,093,813
Denmark	—	979,590	—	979,590

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
France	$39,551,143	$203,876,470	$—		$243,427,613
Germany	—	125,640,961	—		125,640,961
Hong Kong	—	55,188,091	—		55,188,091
Ireland	17,794,128	6,241,676	—		24,035,804
Italy	—	126,286,394	—		126,286,394
Japan	—	583,616,145	—		583,616,145
Malta	—	—	0	§	0	§
Netherlands	—	174,974,712	—		174,974,712
New Zealand	—	404,395	—		404,395
Norway	1,197,856	63,366,575	—		64,564,431
Portugal	—	89,122,760	—		89,122,760
Singapore	—	104,516,150	—		104,516,150
Spain	—	168,637,591	—		168,637,591
Sweden	—	112,067,628	—		112,067,628
Switzerland	—	183,827,747	—		183,827,747
United Kingdom	31,822,217	431,633,503	—		463,455,720
United States	—	653,822	—		653,822

TOTAL COMMON STOCKS	90,365,344	2,549,957,953	0	§	2,640,323,297

Preferred Stocks
Germany	—	8,398,459	—		8,398,459

TOTAL PREFERRED STOCKS	—	8,398,459	—		8,398,459

Short-Term Investments	51,060,374	—	—		51,060,374

Total Investments	141,425,718	2,558,356,412	0	§	2,699,782,130

Derivatives^
Futures Contracts
Equity Risk	1,837,126	—	—		1,837,126

Total	$143,262,844	$2,558,356,412	$0	§	$2,701,619,256

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$51,832,360	$—		$51,832,360
Germany	—	199,250,091	—		199,250,091
Netherlands	—	39,642,761	—		39,642,761
Switzerland	—	267,984,440	—		267,984,440
Taiwan	—	158,201,920	—		158,201,920
United Kingdom	—	246,310,221	—		246,310,221
United States	5,354,620,184	—	—		5,354,620,184

TOTAL COMMON STOCKS	5,354,620,184	963,221,793	—		6,317,841,977

Debt Obligations
United States	20,341,406	—	—		20,341,406

TOTAL DEBT OBLIGATIONS	20,341,406	—	—		20,341,406

Mutual Funds
United States	15,830,961	—	—		15,830,961

TOTAL MUTUAL FUNDS	15,830,961	—	—		15,830,961

Short-Term Investments	166,995,691	—	—		166,995,691

Total Investments	5,557,788,242	963,221,793	—		6,521,010,035

Total	$5,557,788,242	$963,221,793	$—		$6,521,010,035

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$5,407,990	$—	$—		$5,407,990
Australia	—	27,958,258	—		27,958,258
Austria	—	5,083,361	—		5,083,361
Brazil	—	7,771,912	—		7,771,912
Canada	14,820,718	—	—		14,820,718

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
China	$—	$6,595,942	$—		$6,595,942
Colombia	3,318,787	—	—		3,318,787
Denmark	—	6,454,111	—		6,454,111
France	—	18,609,869	—		18,609,869
Hungary	—	3,597,796	—		3,597,796
India	—	11,497,900	—		11,497,900
Israel	—	10,827,061	—		10,827,061
Italy	—	1,303,138	—		1,303,138
Japan	—	16,242,900	—		16,242,900
Mexico	11,413,442	—	—		11,413,442
Norway	—	14,647,014	—		14,647,014
Pakistan	—	4,226,764	—		4,226,764
Poland	—	2,708,975	—		2,708,975
Russia	—	68,958,929	—		68,958,929
Singapore	—	—	0	§	0	§
South Africa	—	3,458,301	—		3,458,301
South Korea	—	960,249	—		960,249
Spain	—	7,653,608	—		7,653,608
Sweden	—	4,490,526	—		4,490,526
Switzerland	—	2,654,184	—		2,654,184
Thailand	—	10,603,702	—		10,603,702
Turkey	—	2,899,211	—		2,899,211
Ukraine	—	2,759,070	—		2,759,070
United Kingdom	—	57,377,552	—		57,377,552
United States	109,615,238	—	—		109,615,238

TOTAL COMMON STOCKS	144,576,175	299,340,333	0	§	443,916,508

Preferred Stocks
Brazil	—	24,835,585	—		24,835,585
Chile	12,290,083	—	—		12,290,083
Russia	—	11,067,707	—		11,067,707

TOTAL PREFERRED STOCKS	12,290,083	35,903,292	—		48,193,375

Debt Obligations
United States	2,288,408	—	—		2,288,408

TOTAL DEBT OBLIGATIONS	2,288,408	—	—		2,288,408

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Short-Term Investments	13,481,882	—	—		13,481,882

Total Investments	172,636,548	335,243,625	0	§	507,880,173

Total	$172,636,548	$335,243,625	$0	§	$507,880,173

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$14,560,232	$—	$—		$14,560,232

TOTAL DEBT OBLIGATIONS	14,560,232	—	—		14,560,232

Short-Term Investments	1,617,983	—	—		1,617,983

Total Investments	16,178,215	—	—		16,178,215

Total	$16,178,215	$—	$—		$16,178,215

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(81,000)	$(32,894)	$—		$(113,894)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,590,538	$—		$1,590,538
Austria	—	16,302	—		16,302
Belgium	—	394,718	—		394,718
Brazil	—	644,295	—		644,295
Canada	38,027	—	—		38,027
China	8,550	923,507	—		932,057
Denmark	—	40,951	—		40,951
France	—	3,873,220	—		3,873,220
Germany	—	2,168,327	—		2,168,327
Hong Kong	—	600,790	—		600,790
Hungary	—	59,848	—		59,848
India	—	104,726	—		104,726
Ireland	172,378	476,224	—		648,602
Italy	—	1,772,021	—		1,772,021
Japan	—	9,986,745	—		9,986,745
Malta	—	—	0	§	0	§
Mexico	5,213	—	—		5,213
Netherlands	—	3,189,868	—		3,189,868
Norway	—	275,233	—		275,233
Philippines	—	13,823	—		13,823
Poland	—	58,320	—		58,320
Portugal	—	1,334,988	—		1,334,988
Russia	—	444,328	—		444,328
Singapore	—	1,133,343	—		1,133,343
South Africa	—	85,184	—		85,184
South Korea	—	982,774	—		982,774
Spain	—	2,713,956	—		2,713,956
Sweden	—	1,240,686	—		1,240,686
Switzerland	—	2,980,896	—		2,980,896
Taiwan	—	364,610	—		364,610
Thailand	—	9,221	—		9,221
Turkey	—	555,764	—		555,764
United Kingdom	682,495	4,856,124	—		5,538,619

TOTAL COMMON STOCKS	906,663	42,891,330	0	§	43,797,993

Preferred Stocks
Brazil	—	23,724	—		23,724
Germany	—	239,062	—		239,062
Russia	—	27,693	—		27,693

TOTAL PREFERRED STOCKS	—	290,479	—		290,479

Mutual Funds
United States	370,165	—	—		370,165

TOTAL MUTUAL FUNDS	370,165	—	—		370,165

Short-Term Investments	380,201	—	—		380,201

Total Investments	1,657,029	43,181,809	0	§	44,838,838

Derivatives^
Futures Contracts
Equity Risk	18,853	—	—		18,853

Total	$1,675,882	$43,181,809	$0	§	$44,857,691

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$360,960,437	$—	$—		$360,960,437
Mutual Funds	1,010,296	—	—		1,010,296
Short-Term Investments	86,530	—	—		86,530

Total Investments	362,057,263	—	—		362,057,263

Derivatives^
Futures Contracts
Equity Risk	4,773	—	—		4,773

Total	$362,062,036	$—	$—		$362,062,036

Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$408,473,937	$—	$—	$408,473,937
Mutual Funds	60,097	—	—	60,097
Rights/Warrants	—	—	36,350	36,350
Short-Term Investments	1,924,970	—	—	1,924,970

Total Investments	410,459,004	—	36,350	410,495,354

Derivatives^
Futures Contracts
Equity Risk	38,923	—	—	38,923

Total	$410,497,927	$—	$36,350	$410,534,277

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2020.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At May 31, 2020, there were no material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$8,545,006	$21,230,452	$23,546,572	$1,602	**	$25,397	$(14,867)	$6,239,416

Emerging Domestic Opportunities Fund
CMI Ltd	$325,809	$—	$57,343	$—		$(691,138)	$606,475	$—	#
Gayatri Projects Ltd	3,380,455	—	—	—		—	(1,422,793)	1,957,662
GMO U.S. Treasury Fund	18,615,329	75,020,546	75,500,000	14,695		85,327	(17,090)	18,204,112

Totals	$22,321,593	$75,020,546	$75,557,343	$14,695		$(605,811)	$(833,408)	$20,161,774

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$485,306	$—	$—	$—		$—	$(33,268)	$452,038
Gayatri Highways Ltd	49,629	—	—	—		—	6,920	56,549
Gayatri Projects Ltd	5,130,069	—	—	—		—	(2,159,184)	2,970,885

Totals	$5,665,004	$—	$—	$—		$—	$(2,185,532)	$3,479,472

Quality Fund
GMO U.S. Treasury Fund	$15,768,140	$—	$—	$17,161		$—	$62,821	$15,830,961

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation		Value, end of period
Resources Fund
GMO U.S. Treasury Fund	$1,832,863	$12,190,500	$14,026,825	$—	**	$10,763	$	$ (7,301)	$—

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$368,696	$—	$—	$383		$—		$1,469	$370,165

U.S. Equity Fund
GMO U.S. Treasury Fund	$1,469,983	$18,500,000	$18,970,000	$3,911		$13,242		$(2,929)	$1,010,296

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$6,280,467	$5,000,000	$11,233,000	$2,388		$28,510		$(15,880)	$60,097

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through May 31, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $2,538 and $129 in Climate Change Fund and Resources Fund, respectively, during the period.

#	Security is no longer an affiliate at period end.

Subsequent events

Effective June 30, 2020, GMO Emerging Markets Fund’s management fee was reduced from 0.75% to 0.65%.

Subsequent to May 31, 2020, GMO Tax-Managed International Equities Fund received redemption requests in the amount of $9,685,497.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 30.1%

	France — 1.4%

32,200	Ingenico Group SA	4,481,914

	Germany — 0.9%

66,200	QIAGEN NV * (a) (b)	2,898,898

	Hong Kong — 0.1%

10,504	Jardine Strategic Holdings Ltd	209,897

	Ireland — 1.8%

46,900	Flutter Entertainment Plc *	5,966,938

	Japan — 1.5%

99,778	LINE Corp *	4,995,780

	Netherlands — 0.9%

55,823	Unilever NV	2,880,815

	United Kingdom — 2.6%

270,199	Royal Dutch Shell Plc – Class B Sponsored ADR	8,224,857

	United States — 20.9%

7,141	Acacia Communications, Inc. * (a)	482,018

103,000	Advanced Disposal Services, Inc. * (a)	3,211,540

39,000	Bristol-Myers Squibb Co.	2,329,080

79,932	Charles Schwab Corp. (The) (a) (c)	2,870,358

226,055	Discovery, Inc. – Class C * (a) (b)	4,428,417

66,800	El Paso Electric Co. (b)	4,540,396

15,801	Eldorado Resorts, Inc. * (a)	560,303

267,800	FGL Holdings (d)	2,965,448

508,818	Genworth Financial, Inc. – Class A * (a)	1,551,895

137,388	IBERIABANK Corp. (b)	5,826,625

28,348	Liberty Broadband Corp.– Class C * (b)	3,872,904

76,570	Liberty Global Plc – Class A *	1,626,347

169,691	Liberty Media Corp.-Liberty SiriusXM – Class C * (a) (b)	6,188,631

42,329	Taubman Centers, Inc. (REIT) (a)	1,749,881

31,971	Tech Data Corp. * (b)	4,355,729

79,904	Texas Capital Bancshares, Inc. * (a) (b)	2,138,231

32,375	Tiffany & Co. (b)	4,148,209

45,375	Walgreens Boots Alliance, Inc. (a) (c)	1,948,403

37,200	Willis Towers Watson Plc (b)	7,547,880

164,442	Wright Medical Group NV * (a)	4,859,261

	Total United States	67,201,556

	TOTAL COMMON STOCKS (COST $92,902,272)	96,860,655

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 0.1%

		United States — 0.1%

	62,875	Bristol-Myers Squibb Co. *	206,859

		TOTAL RIGHTS/WARRANTS (COST $130,287)	206,859

		DEBT OBLIGATIONS — 29.2%

		Canada — 4.5%

		Foreign Government Obligations — 4.5%

CAD	20,000,000	Canadian Government Bond, 3.50%, due 06/01/20	14,531,721

		United States — 24.7%

		U.S. Government — 24.7%

	11,500,000	U.S. Treasury Note, 1.38%, due 01/31/21 (b)	11,590,293

	30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 0.27%, due 04/30/21 (b)	30,031,945

	7,000,000	U.S. Treasury Note, 1.75%, due 11/30/21	7,164,336

	30,000,000	U.S. Treasury Note, 1.50%, due 01/31/22	30,656,250

		Total United States	79,442,824

		TOTAL DEBT OBLIGATIONS (COST $94,161,187)	93,974,545

		MUTUAL FUNDS — 13.7%

		United States — 13.7%

		Affiliated Issuers — 13.7%

	662,539	GMO Emerging Markets Fund, Class VI	19,001,613

	714,616	GMO International Equity Fund, Class IV	13,499,109

	690,937	GMO Resources Fund, Class IV	11,642,283

		TOTAL MUTUAL FUNDS (COST $47,770,000)	44,143,005

		INVESTMENT FUNDS — 2.0%

		United States — 2.0%

	291,393	Altaba, Inc. (e)	6,337,798

		TOTAL INVESTMENT FUNDS (COST $5,804,438)	6,337,798

		SHORT-TERM INVESTMENTS — 41.9%

		Foreign Government Obligations — 29.3%

CAD	40,000,000	Canadian Treasury Bill, Zero Coupon, due 07/30/20 (b)	29,042,525

JPY	2,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/08/20	25,036,665

JPY	1,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/06/20	12,056,170

JPY	1,250,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/13/20	11,592,738

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares / Par Value†		Description	Value ($)

		Foreign Government Obligations — continued

JPY	667,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/27/20 (b)	6,186,152

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/11/20	10,202,451

		Total Foreign Government Obligations	94,116,701

		Money Market Funds — 0.6%

	1,743,168	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (f)	1,743,168

	149,449	SSgA USD Liquidity Fund – Class D Shares, 0.23% (g)	149,449

		Total Money Market Funds	1,892,617

Par Value†	Description	Value ($)

	U.S. Government — 12.0%

15,000,000	U.S. Treasury Bill, 0.17%, due 09/24/20 (h)	14,991,734

15,000,000	U.S. Treasury Bill, 0.17%, due 10/08/20 (h)	14,991,199

8,700,000	U.S. Treasury Note, 1.75%, due 10/31/20	8,755,734

	Total U.S. Government	38,738,667

	TOTAL SHORT-TERM INVESTMENTS (COST $134,800,237)	134,747,985

PURCHASED OPTIONS — 0.1%

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)

Equity Options – Calls — 0.1%

DuPont de Nemours, Inc.	50.50	06/19/20	USD	101	USD	510,050	—

Bunge Ltd.	38.87	07/17/20	USD	94	USD	365,378	—

CVS Health Corp. (c)	65.00	08/21/20	USD	201	USD	1,337,856	78,390

Charles Schwab Corp. (The) (c)	36.00	09/18/20	USD	487	USD	1,753,687	155,840

Total Equity Options – Calls							234,230

	TOTAL PURCHASED OPTIONS (COST $260,508)						234,230

	TOTAL INVESTMENTS — 117.1% (Cost $375,828,929)						376,505,077

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	SECURITIES SOLD SHORT — (19.9)%

	Common Stocks — (19.9)%

	France — (1.2)%

(50,605)	Worldline SA *	(3,799,739)

	Hong Kong — (0.1)%

(4,930)	Jardine Matheson Holdings Ltd	(198,251)

	Ireland — (1.8)%

(44,327)	Flutter Entertainment Plc *	(5,639,584)

	United Kingdom — (5.9)%

(40,288)	Aon Plc – Class A	(7,934,722)

(260,373)	Royal Dutch Shell Plc Sponsored ADR – Class A	(8,318,917)

(53,603)	Unilever Plc	(2,867,770)

	Total United Kingdom	(19,121,409)

Par Value†	Description	Value ($)

	United States — (10.9)%

(39,001)	Bristol-Myers Squibb Co.	(2,329,140)

(175,666)	Caesars Entertainment Corp. *	(2,000,836)

(6,981)	Charter Communications, Inc. – Class A *	(3,797,664)

(40,715)	CVS Health Corp. (c)	(2,669,683)

(205,209)	Discovery, Inc. – Class A *	(4,463,296)

(22,763)	Fidelity National Financial, Inc.	(726,140)

(629,151)	First Horizon National Corp.	(5,882,562)

(82,496)	Independent Bank Group, Inc.	(3,124,948)

(77,718)	Liberty Global Plc – Class C *	(1,603,322)

(987,061)	Sirius XM Holdings, Inc.	(5,744,695)

(73,766)	TD Ameritrade Holding Corp.	(2,749,258)

	Total United States	(35,091,544)

	TOTAL COMMON STOCKS (PROCEEDS $59,288,792)	(63,850,527)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $59,288,792)	(63,850,527)

	Other Assets and Liabilities (net) — 2.8%	8,856,151

	TOTAL NET ASSETS — 100.0%	$321,510,701

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/14/2020	MSCI	AUD	959,229	USD	629,209	(10,181)
07/14/2020	UBS	AUD	6,932,619	USD	4,489,321	(131,728)
08/06/2020	DB	AUD	740,000	USD	479,619	(13,634)
08/06/2020	MSCI	AUD	14,509,000	USD	9,295,554	(375,533)
08/04/2020	MSCI	BRL	8,141,624	USD	1,451,787	(69,821)
06/01/2020	MSCI	CAD	20,350,000	USD	15,150,243	370,129
06/02/2020	GS	CAD	665,131	USD	471,136	(11,945)
06/02/2020	MSCI	CAD	356,119	USD	253,776	(4,872)
06/02/2020	SSB	CAD	4,664,266	USD	3,388,884	1,249
06/02/2020	UBS	CAD	2,221,881	USD	1,601,091	(12,651)
06/03/2020	GS	CAD	3,674,901	USD	2,610,000	(59,064)
06/03/2020	JPM	CAD	32,171,592	USD	22,620,000	(746,082)
06/03/2020	MSCI	CAD	11,442,454	USD	8,170,000	(140,603)
07/30/2020	DB	CAD	40,000,000	USD	28,526,031	(526,423)
08/14/2020	BCLY	CHF	2,159,967	USD	2,230,000	(20,416)
08/14/2020	JPM	CHF	5,188,683	USD	5,390,000	(15,961)
08/14/2020	MSCI	CHF	496,807	USD	514,371	(3,240)
06/03/2020	MSCI	CLP	2,735,034,000	USD	3,210,792	(206,289)
09/01/2020	JPM	CLP	2,735,034,000	USD	3,350,115	(67,785)
08/06/2020	MSCI	COP	7,739,571,400	USD	1,935,298	(128,237)
07/14/2020	JPM	CZK	47,309,528	USD	1,900,000	(52,033)
07/14/2020	MSCI	CZK	34,309,834	USD	1,380,844	(34,810)
07/17/2020	DB	EUR	2,596,768	USD	2,884,529	(693)
07/17/2020	MSCI	EUR	909,152	USD	992,180	(17,962)
07/27/2020	DB	EUR	580,000	USD	630,410	(14,154)
07/27/2020	JPM	EUR	2,960,000	USD	3,199,784	(89,712)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/14/2020	JPM	GBP	8,289,000	USD	10,236,762	(3,143)
08/14/2020	MSCI	GBP	1,420,000	USD	1,729,957	(24,255)
07/14/2020	JPM	HUF	1,046,170,880	USD	3,170,169	(174,592)
08/19/2020	BCLY	IDR	7,057,567,000	USD	470,000	(3,802)
08/19/2020	JPM	IDR	13,238,750,000	USD	890,000	1,232
08/31/2020	MSCI	ILS	1,959,525	USD	559,848	732
06/04/2020	GS	INR	25,795,800	USD	340,000	(1,284)
06/04/2020	JPM	INR	143,336,540	USD	1,892,372	(4,003)
07/01/2020	GS	INR	34,092,900	USD	450,000	(277)
06/02/2020	CITI	JPY	380,615,002	USD	3,457,557	(71,721)
06/08/2020	BCLY	JPY	2,700,000,000	USD	25,773,213	735,869
06/09/2020	JPM	JPY	1,769,381,863	USD	16,060,000	(347,792)
07/06/2020	JPM	JPY	1,300,000,000	USD	12,009,979	(50,391)
07/13/2020	JPM	JPY	1,250,000,000	USD	11,678,563	80,812
07/17/2020	JPM	JPY	561,299,620	USD	5,221,151	12,982
07/27/2020	JPM	JPY	667,000,000	USD	6,209,488	19,603
08/11/2020	DB	JPY	1,100,000,000	USD	10,357,455	146,883
07/01/2020	BCLY	KRW	2,115,963,000	USD	1,730,000	13,550
07/14/2020	GS	NZD	740,793	USD	443,541	(16,213)
07/14/2020	UBS	NZD	2,685,107	USD	1,632,810	(33,633)
08/05/2020	JPM	NZD	2,120,000	USD	1,273,935	(41,591)
08/05/2020	MSCI	NZD	28,360,000	USD	17,212,096	(386,168)
06/02/2020	BCLY	PHP	25,830,990	USD	510,000	(292)
06/02/2020	CITI	PHP	25,083,000	USD	500,000	4,484
06/02/2020	JPM	PHP	13,688,460	USD	270,000	(416)
06/02/2020	MSCI	PHP	19,568,595	USD	386,540	(38)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Forward Currency Contracts (continued)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/02/2020	MSCI	PHP	16,835,870	USD	327,355	(5,238)
09/01/2020	JPM	PHP	25,429,500	USD	500,000	(749)
06/15/2020	BOA	PLN	1,328,712	USD	320,000	(11,245)
06/15/2020	CITI	PLN	1,961,678	USD	470,000	(19,042)
06/15/2020	JPM	PLN	4,965,365	USD	1,200,000	(37,855)
06/15/2020	MSCI	PLN	8,126,520	USD	2,079,952	54,027
06/30/2020	CITI	RON	1,674,875	USD	380,000	(2,956)
07/17/2020	MSCI	RUB	241,167,720	USD	3,225,803	(174,586)
06/08/2020	JPM	SEK	64,012,811	USD	6,360,000	(433,923)
08/18/2020	MSCI	SGD	331,492	USD	232,830	(1,875)
06/15/2020	BCLY	THB	17,870,944	USD	560,000	(1,770)
06/15/2020	MSCI	THB	20,907,675	USD	649,993	(7,236)
07/16/2020	JPM	TRY	2,497,620	USD	360,000	(817)
07/14/2020	UBS	USD	257,118	AUD	388,249	1,676
08/06/2020	JPM	USD	6,650,697	AUD	10,320,000	228,179
08/06/2020	MSCI	USD	5,105,880	AUD	7,800,000	93,270
08/04/2020	GS	USD	280,000	BRL	1,606,192	20,185
08/04/2020	MSCI	USD	1,830,000	BRL	9,836,910	8,445
06/02/2020	GS	USD	918,347	CAD	1,287,492	16,753
06/02/2020	MSCI	USD	4,668,740	CAD	6,619,905	139,267
06/03/2020	BOA	USD	5,500,000	CAD	7,375,659	(143,092)
06/03/2020	DB	USD	4,440,000	CAD	6,129,051	11,503
06/03/2020	JPM	USD	22,631,712	CAD	30,579,227	(422,156)
06/03/2020	MSCI	USD	1,880,000	CAD	2,628,556	29,108
08/04/2020	SSB	USD	3,388,918	CAD	4,664,266	(1,209)
07/14/2020	GS	USD	220,076	CHF	212,775	1,411
07/14/2020	JPM	USD	658,110	CHF	634,671	2,546
07/14/2020	MSCI	USD	555,227	CHF	539,216	6,066
08/14/2020	DB	USD	110,000	CHF	106,425	881
08/14/2020	MSCI	USD	950,000	CHF	922,786	11,428
06/03/2020	JPM	USD	3,349,705	CLP	2,735,034,000	67,376
09/01/2020	MSCI	USD	350,000	CLP	282,695,000	3,277
07/14/2020	GS	USD	690,000	CZK	17,060,393	13,927
07/14/2020	JPM	USD	1,680,000	CZK	40,583,962	(5,470)
06/17/2020	JPM	USD	5,907,241	EUR	5,432,363	124,772
06/17/2020	MSCI	USD	13,783,369	EUR	12,708,678	328,152
06/17/2020	SSB	USD	2,224,289	EUR	2,027,376	26,878
07/17/2020	BOA	USD	187,620	EUR	170,806	2,159
07/27/2020	JPM	USD	2,240,656	EUR	2,010,000	(6,910)
07/17/2020	DB	USD	2,856,602	GBP	2,320,688	9,993
07/17/2020	JPM	USD	1,674,853	GBP	1,347,199	(10,747)
07/17/2020	MSCI	USD	1,959,696	GBP	1,605,001	22,857
07/17/2020	SSB	USD	898,626	GBP	736,111	10,644
07/14/2020	CITI	USD	360,000	HUF	112,644,612	141
08/19/2020	JPM	USD	2,414,859	IDR	36,975,154,000	67,426
06/04/2020	JPM	USD	2,218,149	INR	169,132,340	19,511
07/01/2020	JPM	USD	829,635	INR	63,077,160	3,447

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/02/2020	JPM	USD	3,660,000	JPY	380,615,002	(130,722)
06/09/2020	BOA	USD	3,000,000	JPY	318,769,500	(43,994)
06/09/2020	CITI	USD	3,458,956	JPY	380,615,002	70,555
06/09/2020	DB	USD	1,320,000	JPY	141,150,504	(11,086)
06/09/2020	JPM	USD	27,927,538	JPY	2,989,917,708	(201,500)
06/09/2020	MSCI	USD	3,240,000	JPY	347,995,928	(12,972)
07/13/2020	GS	USD	1,953,213	JPY	209,134,399	(12,822)
07/13/2020	SSB	USD	6,041,490	JPY	647,010,022	(38,401)
07/13/2020	UBS	USD	785,099	JPY	84,523,133	(876)
07/17/2020	DB	USD	240,897	JPY	25,849,200	(1,048)
07/01/2020	BCLY	USD	2,740,000	KRW	3,362,014,000	(12,764)
07/01/2020	CITI	USD	303,567	KRW	375,488,180	1,026
07/01/2020	MSCI	USD	510,000	KRW	625,250,820	(2,802)
08/21/2020	BOA	USD	590,000	MXN	13,856,957	27,646
08/21/2020	CITI	USD	590,000	MXN	13,192,155	(1,986)
08/21/2020	JPM	USD	150,000	MXN	3,581,547	9,640
08/21/2020	MSCI	USD	1,800,955	MXN	42,955,116	113,684
06/04/2020	BOA	USD	2,400,000	NOK	22,292,825	(106,660)
06/04/2020	JPM	USD	4,826,135	NOK	45,200,375	(176,215)
08/11/2020	JPM	USD	4,690,000	NOK	47,225,406	170,634
08/11/2020	MSCI	USD	8,972,194	NOK	91,815,156	477,801
08/05/2020	BCLY	USD	1,169,241	NZD	1,905,000	12,871
08/05/2020	JPM	USD	5,801,854	NZD	9,475,000	77,678
08/06/2020	BCLY	USD	390,000	PEN	1,337,895	(131)
08/06/2020	JPM	USD	1,720,000	PEN	5,875,260	(7,923)
06/02/2020	JPM	USD	1,050,000	PHP	53,444,390	5,795
06/02/2020	MSCI	USD	930,000	PHP	47,562,525	9,599
09/01/2020	MSCI	USD	383,435	PHP	19,568,595	1,903
06/15/2020	CITI	USD	760,000	PLN	3,156,227	26,841
06/30/2020	DB	USD	460,000	RON	2,070,208	13,349
06/30/2020	MSCI	USD	187,105	RON	841,504	5,303
06/08/2020	MSCI	USD	11,021,239	SEK	104,344,686	53,258
08/04/2020	BCLY	USD	2,230,000	SEK	21,520,838	55,293
08/04/2020	JPM	USD	2,430,000	SEK	23,724,602	89,310
08/04/2020	MSCI	USD	10,844,224	SEK	106,961,465	513,988
08/18/2020	GS	USD	400,000	SGD	565,605	464
08/18/2020	JPM	USD	2,040,000	SGD	2,878,290	(2,092)
06/15/2020	CITI	USD	670,000	THB	21,309,752	(131)
06/16/2020	JPM	USD	590,000	TRY	4,194,015	22,165
07/16/2020	JPM	USD	2,145,286	TRY	15,196,150	50,018
07/07/2020	JPM	USD	480,000	TWD	14,382,240	805
07/07/2020	MSCI	USD	2,220,000	TWD	66,165,320	(8,061)
07/31/2020	DB	USD	1,240,000	ZAR	22,238,534	19,361
07/31/2020	JPM	USD	1,100,000	ZAR	19,363,582	(3,446)

						$(1,434,131)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
16	Australian Government Bond 10 Yr.	June 2020	1,588,728	2,713
89	Euro STOXX 50	June 2020	3,029,859	280,122
11	Gilt Long Bond	September 2020	1,867,121	1,214
32	Hang Seng Index	June 2020	4,743,767	(22,896)
222	Mini MSCI Emerging Markets	June 2020	10,355,190	258,156
53	MSCI Singapore	June 2020	1,083,892	(13,125)

			$22,668,557	$506,184

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
9	Canadian Government Bond 10 Yr.	September 2020	1,004,292	3,451
72	E-mini Russell 2000 Index	June 2020	5,014,080	(361,981)
1	Euro Bund	June 2020	191,439	766
89	FTSE/JSE TOP 40	June 2020	2,385,602	(40,487)
261	S&P 500 E-Mini	June 2020	39,698,100	(4,782,140)
17	SPI 200	June 2020	1,632,209	(64,602)
4	TOPIX Index	June 2020	580,721	7,145
40	U.S. Treasury Note 10 Yr. (CBT)	September 2020	5,562,498	(12,121)

			$56,068,941	$(5,249,969)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Puts
Walgreens Boots Alliance, Inc.(c)	55.00	06/19/20	(38)	USD	(158,954)	(47,994)

Index Options – Puts
S&P 500 Index	2,825.00	06/05/20	(11)	USD	(3,348,741)	(2,310)
S&P 500 Index	2,945.00	06/19/20	(13)	USD	(3,957,603)	(44,590)
S&P 500 Index	3,025.00	06/26/20	(16)	USD	(4,870,896)	(106,080)
S&P/ASX 200 Index	5,475.00	06/04/20	(23)	AUD	(1,323,809)	(2,216)
S&P/ASX 200 Index	5,875.00	06/18/20	(16)	AUD	(920,910)	(20,862)
S&P/ASX 200 Index	5,550.00	06/18/20	(11)	AUD	(633,126)	(4,999)
S&P/ASX 200 Index	5,800.00	06/18/20	(16)	AUD	(920,910)	(17,064)

	Total Index Options – Puts					(198,121)

	TOTAL WRITTEN OPTIONS (Premiums $562,236)					$(246,115)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month AUD BBSW	0.95%	AUD	15,580,000	06/17/2030	Semi-Annually	2,480	65,303	62,823
6 Month AUD BBSW	0.94%	AUD	7,480,000	06/17/2030	Semi-Annually	—	26,483	26,483
6 Month AUD BBSW	0.91%	AUD	7,750,000	06/17/2030	Semi-Annually	—	14,825	14,825
6 Month AUD BBSW	0.90%	AUD	35,130,000	06/17/2030	Semi-Annually	12,800	35,180	22,380
6 Month AUD BBSW	0.90%	AUD	15,540,000	06/17/2030	Semi-Annually	—	20,621	20,621
6 Month AUD BBSW	0.92%	AUD	8,630,000	06/17/2030	Semi-Annually	—	20,441	20,441
6 Month AUD BBSW	0.89%	AUD	14,550,000	06/17/2030	Semi-Annually	13,403	9,834	(3,569)
0.88%	6 Month AUD BBSW	AUD	13,660,000	06/17/2030	Semi-Annually	—	(784)	(784)
0.89%	6 Month AUD BBSW	AUD	6,850,000	06/17/2030	Semi-Annually	—	(5,076)	(5,076)
3 Month CAD LIBOR	1.10%	CAD	7,420,000	06/17/2030	Semi-Annually	—	51,125	51,125
3 Month CAD LIBOR	1.29%	CAD	3,260,000	06/17/2030	Semi-Annually	—	65,059	65,059
3 Month CAD LIBOR	1.07%	CAD	13,910,000	06/17/2030	Semi-Annually	2,239	66,369	64,130
3 Month CAD LIBOR	0.98%	CAD	11,620,000	06/17/2030	Semi-Annually	—	(22,526)	(22,526)
3 Month CAD LIBOR	1.00%	CAD	34,560,000	06/17/2030	Semi-Annually	5,184	(5,972)	(11,156)
1.10%	3 Month CAD LIBOR	CAD	120,000	06/17/2030	Semi-Annually	(143)	(827)	(684)
1.04%	3 Month CAD LIBOR	CAD	2,870,000	06/17/2030	Semi-Annually	—	(7,410)	(7,410)
6 Month CHF LIBOR	(0.34)%	CHF	54,090,000	06/17/2030	Semi-Annually	241,341	39,453	(201,888)
6 Month CHF LIBOR	(0.40)%	CHF	4,940,000	06/17/2030	Semi-Annually	—	(29,565)	(29,565)
0.63%	3 Month NZD Bank Bill Rate	NZD	2,750,000	06/17/2030	Quarterly	(1,167)	14,461	15,628
0.70%	3 Month NZD Bank Bill Rate	NZD	3,640,000	06/17/2030	Quarterly	—	2,727	2,727
3 Month SEK STIBOR	0.37%	SEK	121,600,000	06/17/2030	Quarterly	(14,757)	(12,147)	2,610
3 Month SEK STIBOR	0.40%	SEK	249,400,000	06/17/2030	Quarterly	35,682	67,199	31,517
3 Month SEK STIBOR	0.35%	SEK	61,900,000	06/17/2030	Quarterly	—	(14,348)	(14,348)
(0.01)%	6 Month EURIBOR	EUR	4,320,000	06/19/2030	Semi-Annually	—	(58,505)	(58,505)
(0.01)%	6 Month EURIBOR	EUR	1,630,000	06/19/2030	Semi-Annually	—	(22,723)	(22,723)
(0.15)%	6 Month EURIBOR	EUR	5,660,000	06/19/2030	Semi-Annually	—	14,007	14,007
(0.14)%	6 Month EURIBOR	EUR	4,780,000	06/19/2030	Semi-Annually	—	3,684	3,684
(0.14)%	6 Month EURIBOR	EUR	5,780,000	06/19/2030	Semi-Annually	—	9,379	9,379
(0.13)%	6 Month EURIBOR	EUR	4,250,000	06/19/2030	Semi-Annually	—	(104)	(104)
(0.12)%	6 Month EURIBOR	EUR	48,140,000	06/19/2030	Semi-Annually	(28,550)	(69,537)	(40,987)
(0.09)%	6 Month EURIBOR	EUR	3,800,000	06/19/2030	Semi-Annually	—	(17,576)	(17,576)
0.50%	6 Month GBP LIBOR	GBP	9,520,000	06/19/2030	Semi-Annually	82,865	(115,705)	(198,570)
0.57%	6 Month GBP LIBOR	GBP	5,230,000	06/19/2030	Semi-Annually	—	(105,422)	(105,422)
0.56%	6 Month GBP LIBOR	GBP	3,850,000	06/19/2030	Semi-Annually	—	(75,235)	(75,235)
6 Month GBP LIBOR	0.48%	GBP	3,730,000	06/19/2030	Semi-Annually	—	36,608	36,608
6 Month GBP LIBOR	0.48%	GBP	1,780,000	06/19/2030	Semi-Annually	—	17,689	17,689
0.46%	6 Month GBP LIBOR	GBP	17,220,000	06/19/2030	Semi-Annually	(70,243)	(130,840)	(60,597)
0.70%	3 Month USD LIBOR	USD	55,510,000	06/19/2030	Quarterly	(60,896)	(297,122)	(236,226)
3 Month USD LIBOR	0.69%	USD	4,540,000	06/19/2030	Quarterly	—	19,588	19,588
3 Month USD LIBOR	0.65%	USD	2,120,000	06/19/2030	Quarterly	—	658	658
3 Month USD LIBOR	0.67%	USD	5,040,000	06/19/2030	Quarterly	—	9,786	9,786
3 Month USD LIBOR	0.69%	USD	3,390,000	06/19/2030	Quarterly	—	15,296	15,296
3 Month USD LIBOR	0.66%	USD	2,170,000	06/19/2030	Quarterly	—	3,355	3,355
3 Month USD LIBOR	0.67%	USD	2,170,000	06/19/2030	Quarterly	—	4,321	4,321
3 Month USD LIBOR	0.64%	USD	5,060,000	06/19/2030	Quarterly	—	(3,182)	(3,182)
0.68%	3 Month USD LIBOR	USD	2,670,000	06/19/2030	Quarterly	—	(8,880)	(8,880)
0.70%	3 Month USD LIBOR	USD	1,970,000	06/19/2030	Quarterly	—	(10,447)	(10,447)
0.70%	3 Month USD LIBOR	USD	1,980,000	06/19/2030	Quarterly	—	(10,402)	(10,402)

						$220,238	$(390,884)	$(611,122)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on MSCI ACWI Commodity Producers Index	3 Month USD LIBOR plus a spread of (0.35)%	MSCI	USD	5,429,435	02/25/2021	Quarterly	—	30,332	30,332
Total Return on MSCI ACWI Commodity Producers Index	3 Month USD LIBOR plus a spread of (0.35)%	MSCI	USD	5,896,483	02/25/2021	Quarterly	—	33,095	33,095

							$—	$63,427	$63,427

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Investment valued using significant unobservable inputs.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(g)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(h)	The rate shown represents yield-to-maturity.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,290,364	GMO Emerging Country Debt Fund, Class IV	230,958,450

5,525,799	GMO High Yield Fund, Class VI	106,537,411

531,512,755	GMO Implementation Fund	6,250,589,996

14,961,700	GMO Opportunistic Income Fund, Class VI	379,877,574

6,637,539	GMO SGM Major Markets Fund, Class VI	211,870,240

8,873,957	GMO Special Opportunities Fund, Class VI	220,784,059

	TOTAL MUTUAL FUNDS (COST $8,031,108,257)	7,400,617,730

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

4,715,440	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12%(a)	4,715,440

	TOTAL SHORT-TERM INVESTMENTS (COST $4,715,440)	4,715,440

	TOTAL INVESTMENTS — 100.1% (Cost $8,035,823,697)	7,405,333,170

	Other Assets and Liabilities (net) — (0.1%)	(4,439,239)

	TOTAL NET ASSETS — 100.0%	$7,400,893,931

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2020.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 64.9%

	Australia — 0.9%

184,434	Accent Group Ltd	166,905

38,235	Adairs Ltd	47,694

68,413	Ampol Ltd	1,237,690

33,252	Ansell Ltd	780,355

53,637	Appen Ltd	1,104,583

100,903	Asaleo Care Ltd	68,744

120,266	Austal Ltd	268,456

392,187	Australian Pharmaceutical Industries Ltd *	294,271

50,822	Aventus Group (REIT)	67,269

182,940	Beach Energy Ltd	197,651

53,403	Brickworks Ltd	551,006

33,742	Coca-Cola Amatil Ltd	197,322

40,010	Codan Ltd	188,541

135,940	CSR Ltd *	370,592

951,340	Fortescue Metals Group Ltd	8,806,942

141,409	GDI Property Group (REIT)	102,362

171,774	Genworth Mortgage Insurance Australia Ltd	240,510

65,593	JB Hi-Fi Ltd	1,626,720

1,955	Magellan Financial Group Ltd	76,450

146,532	Mount Gibson Iron Ltd	66,426

86,132	Rio Tinto Ltd	5,379,731

186,601	Sandfire Resources NL	546,350

2,017	Select Harvests Ltd	8,342

305,855	Southern Cross Media Group Ltd (a)	47,833

4,608	Super Retail Group Ltd	25,755

13,140	Virtus Health Ltd (a)	27,734

	Total Australia	22,496,234

	Austria — 0.0%

11,646	Vienna Insurance Group AG Wiener Versicherung Gruppe	245,608

	Belgium — 0.4%

10,593	Ageas SA *	361,584

78,192	AGFA-Gevaert NV *	314,723

2,567	Barco NV	449,646

2,175	Colruyt SA	131,280

72,033	UCB SA	7,209,434

	Total Belgium	8,466,667

	Brazil — 1.2%

155,700	Banco do Brasil SA	899,835

33,400	Banco Santander Brasil SA	159,605

271,900	Camil Alimentos SA	505,962

379,000	Cia de Saneamento Basico do Estado de Sao Paulo	3,857,969

14,900	Cia de Saneamento de Minas Gerais-COPASA	161,110

53,800	Cia Paranaense de Energia	600,881

36,300	Construtora Tenda SA	170,674

Shares	Description	Value ($)

	Brazil — continued

48,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	155,324

128,000	Embraer SA *	178,221

117,500	Grendene SA	159,858

192,500	Hypera SA	1,162,294

48,100	Instituto Hermes Pardini SA	166,844

2,139,700	JBS SA	8,809,326

96,800	Mahle-Metal Leve SA	322,346

1,776,140	Petrobras Distribuidora SA	7,202,682

115,000	Petroleo Brasileiro SA Sponsored ADR	877,450

228,300	Qualicorp Consultoria e Corretora de Seguros SA	1,014,800

37,900	Sao Martinho SA	137,998

21,100	Ser Educacional SA	57,571

522,400	TIM Participacoes SA	1,333,337

199,800	Tupy SA	567,990

107,500	Vale SA	1,067,687

	Total Brazil	29,569,764

	Canada — 1.5%

1,700	Absolute Software Corp	16,422

41,300	AGF Management Ltd – Class B (a)	112,485

400	Atco Ltd - Class I	11,275

16,200	Bank of Nova Scotia (The)	649,130

38,400	Bausch Health Cos Inc *	707,284

37,137	BRP Inc Sub Voting *	1,286,046

28,400	Canaccord Genuity Group Inc (a)	116,129

2,000	Canadian Imperial Bank of Commerce	128,249

3,200	Canadian Western Bank (a)	52,502

12,300	Canfor Pulp Products Inc * (a)	55,655

24,500	Cascades Inc (a)	251,255

62,700	Celestica Inc * (a)	427,153

11,600	Centerra Gold Inc	117,698

1,000	CGI Inc *	63,899

60,000	CI Financial Corp (a)	711,189

16,300	Cogeco Communications Inc (a)	1,217,247

7,600	Cogeco Inc (a)	476,252

4,100	Enerflex Ltd	16,438

6,100	Enghouse Systems Ltd	265,115

39,300	Fortuna Silver Mines Inc *	176,457

5,300	Franco-Nevada Corp	743,929

100	Home Capital Group Inc *	1,379

106,500	iA Financial Corp Inc	3,401,100

29,100	IGM Financial Inc (a)	691,121

15,900	Labrador Iron Ore Royalty Corp (a)	258,793

14,000	Magna International Inc (b)	590,362

18,100	Magna International Inc (b)	763,458

50,400	Martinrea International Inc (a)	331,278

9,200	Morguard North American Residential Real Estate Investment Trust	95,351

31,100	National Bank of Canada	1,354,364

38,000	Nutrien Ltd	1,292,000

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

22,400	Real Matters Inc *	386,389

10,300	Rogers Sugar Inc	35,235

159,600	Royal Bank of Canada	10,354,845

17,200	Russel Metals Inc (a)	182,887

131,000	Sun Life Financial Inc (a) (b)	4,493,685

60,900	Sun Life Financial Inc (b) (c)	2,094,960

12,800	Teekay Tankers Ltd – Class A * (a)	222,464

37,500	Teranga Gold Corp *	294,694

9,500	Timbercreek Financial Corp	56,647

19,200	Transcontinental Inc – Class A	166,920

11,200	Wajax Corp (a)	68,086

13,200	Westshore Terminals Investment Corp (a)	140,259

	Total Canada	34,878,086

	Chile — 0.2%

538,936	Banco de Chile	45,793

997,843	Banco Santander Chile	40,642

7,879,617	Enel Americas SA	1,146,896

378,000	Enel Americas SA ADR	2,804,760

5,354	Inversiones La Construccion SA	34,783

12,354,396	Itau CorpBanca Chile SA	28,710

14,804	Parque Arauco SA	24,969

	Total Chile	4,126,553

	China — 10.5%

488,000	7Road Holdings Ltd * (d)	87,193

10,000	AAC Technologies Holdings Inc	51,843

3,401,668	Agile Group Holdings Ltd	3,530,449

1,013,000	Agricultural Bank of China Ltd – Class A	482,732

21,272,000	Agricultural Bank of China Ltd – Class H	8,632,848

21,400	Alibaba Group Holding Ltd *	553,337

53,700	Alibaba Group Holding Ltd Sponsored ADR *	11,136,843

432,683	Anhui Conch Cement Co Ltd – Class A	3,453,356

1,959,000	Anhui Conch Cement Co Ltd – Class H	14,771,827

180,500	Anhui Expressway Co Ltd – Class A	131,737

6,000	ANTA Sports Products Ltd	53,772

19,000	Aoyuan Healthy Life Group Co *	21,321

112,500	Asia Cement China Holdings Corp	129,344

6,702,000	BAIC Motor Corp Ltd – Class H	2,716,828

32,299,000	Bank of China Ltd – Class H	11,872,519

17,965,000	Bank of Communications Co Ltd – Class H	10,945,875

284,000	BBMG Corp – Class H	58,987

78,000	Beijing Capital International Airport Co Ltd – Class H	48,867

42,000	Beijing Enterprises Water Group Ltd *	15,966

446,900	Beijing North Star Co Ltd – Class A	170,644

250,000	CGN Power Co Ltd – Class H	57,592

32,000	China Aoyuan Group Ltd	34,313

5,124,000	China Cinda Asset Management Co Ltd – Class H	954,481

7,307,000	China CITIC Bank Corp Ltd – Class H	3,193,191

260,000	China Coal Energy Co Ltd – Class H	62,388

2,836,000	China Communications Services Corp Ltd – Class H	1,891,268

Shares	Description	Value ($)

	China — continued

1,009,400	China Construction Bank Corp – Class A	901,551

8,108,000	China Construction Bank Corp – Class H	6,394,725

3,444,000	China Everbright Bank Co Ltd – Class H	1,402,444

11,000	China Gas Holdings Ltd	38,889

1,058,000	China Greenfresh Group Co Ltd *	13,684

1,065,000	China Huarong Asset Management Co Ltd – Class H	109,551

946,000	China Jinmao Holdings Group Ltd	660,451

26,000	China Kepei Education Group Ltd	21,196

3,860,000	China Lesso Group Holdings Ltd	4,692,788

538,000	China Lilang Ltd	287,575

2,101,000	China Machinery Engineering Corp – Class H	499,737

3,936,645	China Medical System Holdings Ltd	4,514,386

40,639	China Merchants Bank Co Ltd – Class A	193,160

340,500	China Mobile Ltd	2,407,586

9,916,000	China National Building Material Co Ltd – Class H	11,249,596

169,358	China National Chemical Engineering Co Ltd – Class A	132,220

730,000	China Oriental Group Co Ltd	202,529

256,000	China Overseas Grand Oceans Group Ltd	137,213

648,000	China Overseas Land & Investment Ltd	1,987,273

110,000	China Overseas Property Holdings Ltd	125,594

157,600	China Pacific Insurance Group Co Ltd – Class A	626,976

201,200	China Pacific Insurance Group Co Ltd – Class H	559,236

4,400	China Petroleum & Chemical Corp ADR	209,132

22,262,000	China Petroleum & Chemical Corp – Class H	10,386,786

162,000	China Pioneer Pharma Holdings Ltd	25,781

8,050,000	China Railway Construction Corp Ltd – Class H	7,227,977

5,316,042	China Railway Group Ltd – Class H	2,918,595

287,000	China Reinsurance Group Corp – Class H	30,189

722,000	China Resources Cement Holdings Ltd	912,187

86,000	China Resources Gas Group Ltd	471,129

522,000	China Resources Land Ltd	2,081,636

5,690,500	China Resources Pharmaceutical Group Ltd	3,111,228

1,825,000	China SCE Group Holdings Ltd	759,725

885,379	China Shenhua Energy Co Ltd – Class A	2,034,169

1,284,000	China Shenhua Energy Co Ltd – Class H	2,351,906

807,000	China Shineway Pharmaceutical Group Ltd	512,219

48,200	China Taiping Insurance Holdings Co Ltd	72,107

14,854,000	China Telecom Corp Ltd – Class H	4,927,558

667,525	China Vanke Co Ltd – Class A	2,411,305

85,600	China Vanke Co Ltd – Class H	279,440

21,000	China Yuchai International Ltd	259,560

188,000	China Zhongwang Holdings Ltd	35,410

438,000	Chongqing Rural Commercial Bank Co Ltd – Class H	168,770

1,638,000	CNOOC Ltd	1,871,351

1,082,604	Country Garden Holdings Co Ltd	1,355,141

43,500	Dali Foods Group Co Ltd	27,669

142,000	Dalian Port PDA Co Ltd – Class H	11,942

111,800	Dalian Port PDA Co Ltd – Class A	26,489

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

702,070	Daqin Railway Co Ltd – Class A	671,102

302,000	Datang International Power Generation Co Ltd – Class H	40,519

2,083,000	Dongyue Group Ltd	833,090

138,000	Edvantage Group Holdings Ltd	102,266

8,100	ENN Energy Holdings Ltd	95,094

579,000	Fantasia Holdings Group Co Ltd	101,196

70,000	Fu Shou Yuan International Group Ltd	65,418

1,269,000	Geely Automobile Holdings Ltd	1,753,393

197,500	Great Wall Motor Co Ltd – Class H	125,782

157,000	Greenland Hong Kong Holdings Ltd	51,390

29,500	Greentown China Holdings Ltd	29,723

44,000	Greentown Service Group Co Ltd	59,293

980,000	Guangdong Investment Ltd	1,937,875

792,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	1,936,061

4,342,279	Guangzhou R&F Properties Co Ltd – Class H	5,395,732

203,000	Haier Electronics Group Co Ltd	568,376

43,000	Haitian International Holdings Ltd	91,502

61,500	Hebei Construction Group Corp Ltd – Class H	53,893

255,489	Hisense Home Appliances Group Co Ltd – Class A	425,688

621,000	Hisense Home Appliances Group Co Ltd – Class H	760,389

18,500	Hollysys Automation Technologies Ltd	231,065

2,310,000	Huabao International Holdings Ltd	808,885

342,000	Huadian Power International Corp Ltd – Class H	105,007

95,298	Huaxin Cement Co Ltd – Class A	332,648

2,454,000	IGG Inc	1,493,479

1,600,270	Industrial & Commercial Bank of China Ltd – Class A	1,148,881

5,552,000	Industrial & Commercial Bank of China Ltd – Class H	3,596,130

139,000	Kingboard Holdings Ltd	338,478

113,000	Kingboard Laminates Holdings Ltd	99,816

104,000	Kunlun Energy Co Ltd	64,143

6,189	Lao Feng Xiang Co Ltd – Class A	40,383

129,000	Lee & Man Paper Manufacturing Ltd	69,814

492,384	Livzon Pharmaceutical Group Inc – Class H	1,983,863

368,400	Logan Property Holdings Co Ltd	553,681

185,500	Longfor Group Holdings Ltd	848,316

3,178,000	Lonking Holdings Ltd	1,074,779

112,000	Maanshan Iron & Steel Co Ltd – Class H	32,076

2,117,000	Metallurgical Corp of China Ltd – Class H	329,065

185,887	Midea Group Co Ltd – Class A	1,542,385

13,100	NetEase Inc ADR (a)(c)	5,015,990

18,600	New China Life Insurance Co Ltd – Class H	58,393

939,000	Nexteer Automotive Group Ltd	515,635

2,176,000	Nine Dragons Paper Holdings Ltd	1,913,347

114,000	PAX Global Technology Ltd	44,292

359,000	People’s Insurance Co Group of China Ltd (The) – Class H	108,598

5,732,000	PICC Property & Casualty Co Ltd – Class H	5,015,072

Shares	Description	Value ($)

	China — continued

257,500	Ping An Insurance Group Co of China Ltd – Class A	2,562,435

425,000	Poly Property Group Co Ltd	136,493

12,094,000	Postal Savings Bank of China Co Ltd – Class H	7,746,151

925,000	Powerlong Real Estate Holdings Ltd	516,811

34,000	Q Technology Group Co Ltd *	43,363

15,070	Qingdao Port International Co Ltd – Class A	12,087

144,000	Qingling Motors Co Ltd – Class H	30,401

116,000	Redsun Properties Group Ltd	40,704

282,000	Road King Infrastructure Ltd	367,864

316,000	Shanghai Jin Jiang Capital Co Ltd – Class H	58,285

3,061,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	4,853,334

27,684	Shenzhen Expressway Co Ltd – Class A	34,914

2,000	Shenzhen Expressway Co Ltd – Class H	2,030

420,858	Shenzhen Investment Ltd	130,447

43,500	Shenzhou International Group Holdings Ltd	523,453

3,632,500	Shimao Property Holdings Ltd	15,234,134

73,500	Shui On Land Ltd	12,193

1,217,000	Sino Biopharmaceutical Ltd	1,923,019

205,500	Sinopec Engineering Group Co Ltd – Class H	86,411

126,473	Sinopec Shanghai Petrochemical Co Ltd – Class A	63,235

5,072,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	1,262,634

189,600	Sinopharm Group Co Ltd – Class H	468,258

334,000	Sinotrans Ltd – Class H	68,942

708,000	Sinotruk Hong Kong Ltd	1,725,745

336,321	Suning Universal Co Ltd – Class A	141,477

3,700	Sunny Optical Technology Group Co Ltd	49,724

373,000	TCL Electronics Holdings Ltd	158,680

245,000	Texhong Textile Group Ltd	168,880

646,000	Tianjin Port Development Holdings Ltd	39,788

2,440,000	Tianneng Power International Ltd	2,472,631

14,000	Times China Holdings Ltd	20,725

127,000	Towngas China Co Ltd *	58,491

109,000	Vinda International Holdings Ltd	331,771

508,000	Want Want China Holdings Ltd	368,371

2,568,000	Weichai Power Co Ltd – Class H	4,448,629

541,788	Weifu High-Technology Group Co Ltd – Class A	1,494,210

3,440,000	West China Cement Ltd	643,676

523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	337,306

194,500	Xtep International Holdings Ltd	63,072

209,600	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	745,102

2,500	Yum China Holdings Inc (a)	115,850

434,911	Yuzhou Properties Co Ltd	179,335

354,000	Zhejiang Expressway Co Ltd – Class H	249,372

217,664	Zhejiang Weixing New Building Materials Co Ltd – Class A	365,060

31,600	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	22,713

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

274,000	Zhongsheng Group Holdings Ltd	1,417,628

	Total China	250,955,119

	Colombia — 0.0%

6,571	Grupo Argos SA	15,326

	Cyprus — 0.0%

19,700	QIWI Plc Sponsored ADR	274,717

	Czech Republic — 0.0%

28,574	Moneta Money Bank AS	63,547

	Denmark — 0.0%

1,790	Coloplast A/S – Class B	302,752

10,818	Matas A/S	96,742

1,506	Ringkjoebing Landbobank A/S	104,913

20,334	Scandinavian Tobacco Group A/S	306,136

	Total Denmark	810,543

	Finland — 0.1%

7,129	Aktia Bank Oyj	70,770

50,989	Neste Oyj	2,077,746

21,245	Tokmanni Group Corp	287,107

	Total Finland	2,435,623

	France — 2.6%

3,147	AKWEL	53,624

14,263	Alten SA	1,152,172

11,437	APERAM SA	314,721

14,887	Arkema	1,305,445

902	Assystem SA	21,607

839	Axway Software SA	14,018

77,359	BNP Paribas SA *	2,783,796

721	Boiron SA	26,383

1,005	Bonduelle SCA	23,580

357	Caisse Regionale de Credit Agricole Mutuel Nord de France	9,455

2,687	Christian Dior SE	1,143,230

67,093	Coface SA	384,974

8,375	Dassault Systemes SE	1,429,880

45,243	Derichebourg SA	139,891

6,983	Eiffage SA *	637,445

27,355	Gaztransport Et Technigaz SA	2,053,281

1,371	GL Events	19,096

337	Groupe Crit	20,645

389	HEXAOM	12,831

3,802	Interparfums SA *	138,464

31,243	IPSOS	764,656

9,029	Kaufman & Broad SA	320,511

2,669	Kering SA	1,399,250

56,152	L’Oreal SA (c)	16,470,020

3,741	LVMH Moet Hennessy Louis Vuitton SE	1,569,445

Shares	Description	Value ($)

	France — continued

51,232	Metropole Television SA	597,602

5,435	Nexans SA *	222,733

279,189	Peugeot SA *	4,007,869

33,598	Quadient	487,371

6,283	Rothschild & Co *	130,959

25,889	Safran SA	2,494,634

154,128	Sanofi	15,075,995

24,400	Sanofi ADR (c)	1,198,284

3,740	Schneider Electric SE	370,308

47,947	STMicroelectronics NV	1,190,761

203,400	STMicroelectronics NV – NY Shares	5,054,490

695	Synergie SA	16,338

387	Union Financiere de France BQE SA	6,517

4,054	Vicat SA	122,126

675	Vilmorin & Cie SA	35,544

	Total France	63,219,951

	Germany — 1.5%

841	adidas AG *	223,039

16,064	Allianz SE (Registered)	2,911,378

2,142	Amadeus Fire AG *	241,257

9,145	Bayer AG (Registered)	625,148

3,141	Bayerische Motoren Werke AG	184,082

1,478	Bechtle AG	262,516

4,765	Beiersdorf AG	500,511

2,412	bet-at-home.com AG	108,446

20,831	Borussia Dortmund GmbH & Co KGaA	146,748

14,837	Carl Zeiss Meditec AG *	1,518,298

253,566	CECONOMY AG *	752,340

3,324	Cewe Stiftung & Co KGaA	340,142

2,813	Covestro AG	104,579

17,584	CropEnergies AG	172,608

27,121	Deutsche Lufthansa AG (Registered) * (a)	275,702

255,666	Deutsche Pfandbriefbank AG (c)	1,768,519

70,571	Deutz AG	281,810

141,378	Dialog Semiconductor Plc *	5,653,570

1,823	Draegerwerk AG & Co KGaA	117,818

8,018	DWS Group GmbH & Co KGaA	302,152

2,353	Eckert & Ziegler Strahlen- und Medizintechnik AG	372,367

3,649	Elmos Semiconductor AG	81,829

1,578	Gerresheimer AG	135,015

417	Grammer AG	9,130

18,705	Hamburger Hafen und Logistik AG	305,211

20,997	Hannover Rueck SE	3,390,971

1,841	HelloFresh SE *	75,274

9,992	Henkel AG & Co KGaA	803,576

4,006	Hornbach Holding AG & Co KGaA	288,644

94,328	Infineon Technologies AG	1,988,220

2,452	KWS Saat SE & Co KGaA	172,707

13,796	Merck KGaA	1,590,334

16,237	METRO AG	151,882

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

16,406	Siemens AG (Registered)	1,808,839

44,727	Siemens Healthineers AG	2,322,272

12,686	Siltronic AG	1,253,132

30,432	Software AG * (c)	1,177,895

24,580	Takkt AG	239,197

20,737	Talanx AG *	729,867

19,411	VERBIO Vereinigte BioEnergie AG	193,408

20,934	Volkswagen AG	3,330,667

654	Washtec AG	26,919

	Total Germany	36,938,019

	Greece — 0.0%

143,138	Alpha Bank AE *	88,184

199,016	Eurobank Ergasias Services and Holdings SA *	85,274

12,055	FF Group * (d)	—

5,703	JUMBO SA	103,771

96,217	National Bank of Greece SA *	129,128

1,525	Titan Cement International SA *	19,129

	Total Greece	425,486

	Hong Kong — 0.6%

98,300	ASM Pacific Technology Ltd	901,898

28,700	Budweiser Brewing Co APAC Ltd *	80,901

166,000	Cafe de Coral Holdings Ltd	299,594

341,400	Champion (REIT)	155,308

1,108,000	CITIC Telecom International Holdings Ltd	352,430

3,000	CK Asset Holdings Ltd	16,478

550,000	CSI Properties Ltd	15,778

110,100	Dah Sing Banking Group Ltd	97,903

119,600	Dah Sing Financial Holdings Ltd	334,736

15,000	Emperor Entertainment Hotel Ltd	1,944

488,000	Giordano International Ltd	70,141

694,000	HKT Trust & HKT Ltd – Class SS	987,283

437,000	Johnson Electric Holdings Ltd	751,793

54,800	Luk Fook Holdings International Ltd	96,607

48,000	Pico Far East Holdings Ltd	6,206

85,000	Prosperity REIT	24,048

79,000	Regal Real Estate Investment Trust	11,483

268,000	Shun Tak Holdings Ltd *	95,377

437,000	SJM Holdings Ltd	488,278

130,000	Sun Hung Kai & Co Ltd	52,246

16,000	TAI Cheung Holdings Ltd	10,172

180,000	Texwinca Holdings Ltd	23,847

132,000	VSTECS Holdings Ltd	59,049

220,200	VTech Holdings Ltd	1,333,311

6,023,000	WH Group Ltd	5,239,674

162,500	Wheelock & Co Ltd	1,103,098

138,000	Xinyi Glass Holdings Ltd	146,615

567,500	Yue Yuen Industrial Holdings Ltd	817,163

	Total Hong Kong	13,573,361

Shares	Description	Value ($)

	Hungary — 0.1%

349,530	Magyar Telekom Telecommunications Plc	439,432

53,075	Richter Gedeon Nyrt	1,159,979

	Total Hungary	1,599,411

	India — 1.2%

9,016	Ajanta Pharma Ltd	182,607

7,784	Alembic Pharmaceuticals Ltd	88,877

12,113	Alkem Laboratories Ltd	364,033

21,504	Amara Raja Batteries Ltd	175,425

307,106	Ashok Leyland Ltd	172,405

8,637	Asian Paints Ltd	191,791

58,123	Aurobindo Pharma Ltd	564,455

75,088	Bajaj Auto Ltd	2,697,822

364,498	Balrampur Chini Mills Ltd	481,506

7,301	Bharat Electronics Ltd	6,677

3,512	Coal India Ltd	6,561

64,400	Dr Reddy’s Laboratories Ltd ADR	3,441,536

97,061	Granules India Ltd	220,519

991,633	HCL Technologies Ltd	7,260,366

7,626	HDFC Bank Ltd	96,100

15,578	Hero MotoCorp Ltd	483,646

229,649	Hindustan Petroleum Corp Ltd	586,717

11,596	Hindustan Unilever Ltd	316,322

8,484	Housing Development Finance Corp Ltd	188,082

44,960	ICICI Bank Ltd	195,595

25,776	Indiabulls Housing Finance Ltd	41,953

1,592,490	Indian Oil Corp Ltd	1,763,939

306,308	ITC Ltd	799,023

108,659	Just Dial Ltd *	565,215

12,917	Kotak Mahindra Bank Ltd	209,816

748	Mahanagar Gas Ltd	9,649

95,791	Mahindra & Mahindra Financial Services Ltd	176,973

159,427	Manappuram Finance Ltd	265,671

30,420	Mphasis Ltd	349,483

41,594	Narayana Hrudayalaya Ltd	150,545

608,087	National Aluminium Co Ltd	236,065

49,681	Phillips Carbon Black Ltd	47,553

13,683	Polycab India Ltd *	123,959

1,921,552	Power Finance Corp Ltd	1,904,747

532,044	PTC India Ltd	232,356

61,576	Rain Industries Ltd	59,201

22,641	Rajesh Exports Ltd	145,383

2,344,923	REC Ltd	2,759,851

23,904	Shriram Transport Finance Co Ltd	180,917

39,108	Sonata Software Ltd	104,620

371,105	Tata Power Co Ltd (The)	179,378

10,508	Titan Co Ltd	124,193

22,170	Torrent Power Ltd	94,216

68,300	Vedanta Ltd ADR	333,304

32,283	Welspun Corp Ltd	24,829

22,576	Wipro Ltd	63,301

	Total India	28,667,182

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 0.1%

330,700	Astra International Tbk PT	108,225

252,500	Bank Central Asia Tbk PT	449,295

690,900	Bank Mandiri Persero Tbk PT	212,316

431,000	Bank Negara Indonesia Persero Tbk PT	113,445

2,268,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	75,903

3,535,900	Bank Rakyat Indonesia Persero Tbk PT	715,966

826,500	Bank Tabungan Negara Persero Tbk PT	42,994

499,900	Bukit Asam Tbk PT	66,551

565,900	Bumi Serpong Damai Tbk PT *	24,596

260,200	Indo Tambangraya Megah Tbk PT	144,818

316,200	Jasa Marga Persero Tbk PT	76,832

500,000	Matahari Department Store Tbk PT *	49,722

83,100	Pabrik Kertas Tjiwi Kimia Tbk PT	22,581

1,162,000	Pakuwon Jati Tbk PT	28,791

1,417,500	Panin Financial Tbk PT *	16,361

3,454,100	Ramayana Lestari Sentosa Tbk PT	135,127

782,800	Telekomunikasi Indonesia Persero Tbk PT	168,925

	Total Indonesia	2,452,448

	Ireland — 0.3%

119,693	AIB Group Plc *	132,013

162,127	Bank of Ireland Group Plc	289,563

16,806	CRH Plc	541,182

87,800	CRH Plc Sponsored ADR	2,823,648

1,843	Flutter Entertainment Plc * (a)	234,479

9,518	Glanbia Plc	104,155

307,199	Hibernia REIT Plc	372,518

155,047	Irish Residential Properties REIT Plc	225,826

5,502	Kerry Group Plc – Class A	681,702

54,941	Origin Enterprises Plc	169,043

32,738	Permanent TSB Group Holdings Plc *	16,732

82,536	Ryanair Holdings Plc *	1,023,988

41,960	Smurfit Kappa Group Plc	1,370,232

28,153	Total Produce Plc	35,581

	Total Ireland	8,020,662

	Israel — 0.0%

5,581	AudioCodes Ltd	202,507

8,692	Discount Investment Corp Ltd (Registered) *	12,371

2,045	Fox Wizel Ltd	76,759

1,340	Israel Corp Ltd (The) *	158,175

706,169	Oil Refineries Ltd	171,111

	Total Israel	620,923

	Italy — 1.5%

43,198	ACEA SPA	837,676

200,473	Anima Holding SPA	849,886

10,531	Ascopiave SPA	47,699

12,492	Azimut Holding SPA	208,393

2,710	Banca Generali SPA	73,940

Shares	Description	Value ($)

	Italy — continued

158,567	Banca Mediolanum SPA	1,060,085

110,221	Buzzi Unicem SPA	2,203,935

5,071	Buzzi Unicem SpA – RSP	58,760

15,485	Cementir Holding NV	106,060

93,324	Cofide SPA	42,498

14,979	Credito Emiliano SPA	72,194

4,091	El.En. SPA	97,875

135,695	Enav SPA	618,094

1,772,634	Enel SPA (c)	13,705,515

169,827	EXOR NV	9,161,876

605,220	Hera SPA	2,317,888

745,877	Iren SPA	1,862,684

123,656	Italgas SPA	673,357

13,610	La Doria SPA	158,947

1,259	Leonardo SPA *	7,904

7,006	MARR SPA *	102,653

47,819	Mediobanca Banca di Credito Finanziario SPA	314,570

164,397	Piaggio & C SPA	397,141

73,562	Saras SPA *	66,240

1,481	Sesa SPA	84,248

30,948	Societa Cattolica di Assicurazioni SC	143,076

3,642	Unieuro SPA	33,147

77,825	Unipol Gruppo SPA *	274,730

46,005	UnipolSai Assicurazioni SPA	102,395

	Total Italy	35,683,466

	Japan — 6.5%

5,700	77 Bank Ltd (The)	81,509

14,900	ADEKA Corp	207,734

6,100	Aichi Corp	42,509

14,800	Aida Engineering Ltd	101,232

6,000	Altech Corp	108,216

88,900	Amada Holdings Co Ltd	794,419

6,100	Amano Corp	132,281

16,000	AOKI Holdings Inc	102,299

4,600	Arata Corp	194,723

3,900	Arcland Sakamoto Co Ltd	43,149

492,100	Asahi Kasei Corp (c)	3,911,098

5,500	Asahi Yukizai Corp	77,783

829,300	Astellas Pharma Inc (c)	14,817,877

29,700	Bandai Namco Holdings Inc	1,651,222

3,600	Bando Chemical Industries Ltd	21,024

201,600	Brother Industries Ltd	3,815,053

12,300	Canon Marketing Japan Inc	250,854

56,000	Casio Computer Co Ltd	988,999

6,000	Cawachi Ltd	146,668

5,500	Central Glass Co Ltd	100,665

1,600	Chiyoda Integre Co Ltd	26,209

5,900	Chugai Pharmaceutical Co Ltd	871,855

6,400	Chugoku Bank Ltd (The) (a)	57,756

2,900	Cleanup Corp	14,056

4,300	CONEXIO Corp	59,335

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

6,800	Dai Nippon Printing Co Ltd (a)	155,017

5,400	Dai Nippon Toryo Co Ltd	49,544

1,500	Dai-Dan Co Ltd	40,283

37,600	Daicel Corp	319,113

1,900	Daiichi Jitsugyo Co Ltd	66,786

1,900	Dainichiseika Color & Chemicals Manufacturing Co Ltd	44,162

5,200	Daiwa Industries Ltd	47,330

26,200	Daiwabo Holdings Co Ltd	1,762,423

5,100	Doshisha Co Ltd	74,326

41,000	DTS Corp	873,436

7,700	Ehime Bank Ltd (The)	85,427

15,300	Elecom Co Ltd	730,187

1,500	ESPEC Corp	24,600

15,500	FAN Communications Inc	68,351

10,400	FANUC Corp	1,858,465

1,100	Foster Electric Co Ltd	12,555

60,900	Fuji Electric Co Ltd	1,626,933

1,800	Fujicco Co Ltd	33,282

11,400	Fujitec Co Ltd	170,927

34,600	Fujitsu General Ltd	677,002

58,800	Fujitsu Ltd	6,059,221

8,700	Furuno Electric Co Ltd	73,051

4,400	G-7 Holdings Inc	96,440

19,400	Geo Holdings Corp	242,824

26,300	Gunma Bank Ltd (The)	82,575

31,200	Hachijuni Bank Ltd (The)	115,869

19,100	Hakuhodo DY Holdings Inc	237,858

3,600	Hakuto Co Ltd	33,001

78,000	Haseko Corp	952,838

10,400	Heiwa Corp	176,863

2,600	Heiwado Co Ltd	46,725

18,700	Hiroshima Bank Ltd (The)	87,947

14,700	Hisamitsu Pharmaceutical Co Inc	744,286

185,400	Hitachi Ltd	5,988,271

1,200	Hokkoku Bank Ltd (The)	30,932

102,600	Honda Motor Co Ltd	2,671,559

500	Hosokawa Micron Corp	28,290

2,300	House Foods Group Inc	77,980

11,900	Hoya Corp	1,119,712

9,200	Inaba Denki Sangyo Co Ltd	209,709

5,400	Infocom Corp	140,822

184,800	ITOCHU Corp	3,974,027

18,100	Itochu Enex Co Ltd	145,565

48,800	Itochu Techno-Solutions Corp	1,651,659

600	Itochu-Shokuhin Co Ltd	26,169

11,600	Itoki Corp	44,180

23,200	Japan Post Bank Co Ltd	191,990

7,900	Jeol Ltd	237,145

177,200	JVCKenwood Corp	289,986

64,500	K’s Holdings Corp (a)	825,685

7,600	Kajima Corp	86,298

Shares	Description	Value ($)

	Japan — continued

7,700	Kaken Pharmaceutical Co Ltd (a)	424,442

3,500	Kamei Corp	34,999

57,100	Kanematsu Corp	711,048

3,200	Kanematsu Electronics Ltd	118,387

7,900	Kasai Kogyo Co Ltd (a)	38,037

2,600	Kato Sangyo Co Ltd	91,409

412,900	KDDI Corp	12,052,213

24,300	Keihin Corp	574,783

6,200	Keiyo Bank Ltd (The)	29,929

7,800	Kissei Pharmaceutical Co Ltd	198,320

4,600	Kiyo Bank Ltd (The)	71,477

900	Kobayashi Pharmaceutical Co Ltd (a)	80,516

625,874	Konica Minolta Inc	2,325,278

4,700	Kureha Corp	207,686

9,600	KYORIN Holdings Inc	207,554

8,500	Lion Corp	195,716

34,000	LIXIL VIVA Corp	762,208

16,200	Makino Milling Machine Co Ltd	502,117

2,100	Maruzen Showa Unyu Co Ltd	56,259

15,700	Marvelous Inc	113,804

2,000	Matsuda Sangyo Co Ltd	26,844

48,200	MCJ Co Ltd	376,876

41,300	Mebuki Financial Group Inc	93,883

21,200	Meidensha Corp	359,328

5,600	MEIJI Holdings Co Ltd	422,871

4,500	METAWATER Co Ltd	200,977

460,400	Mitsubishi Chemical Holdings Corp	2,711,927

50,200	Mitsubishi Gas Chemical Co Inc	750,295

2,000	Mitsubishi Research Institute Inc	77,200

182,700	Mitsubishi UFJ Financial Group Inc	758,412

4,400	Mitsuboshi Belting Ltd	67,057

10,900	Mitsui Sugar Co Ltd	211,023

3,500	Mizuno Corp	66,445

4,900	Mochida Pharmaceutical Co Ltd	190,702

5,100	MTI Ltd	28,580

32,900	NEC Corp	1,479,258

18,600	NEC Networks & System Integration Corp	351,001

14,100	Nichi-iko Pharmaceutical Co Ltd	171,889

22,200	Nichias Corp	512,896

10,700	Nichiha Corp	231,969

60,500	Nikon Corp (a)	556,841

28,900	Nippo Corp	718,539

12,800	Nippon Flour Mills Co Ltd	194,194

39,400	Nippon Kayaku Co Ltd	396,688

299,700	Nippon Light Metal Holdings Co Ltd	514,770

800	Nippon Shinyaku Co Ltd	69,130

12,400	Nippon Soda Co Ltd	345,453

579,500	Nippon Telegraph & Telephone Corp	13,190,108

6,900	Nisshin Oillio Group Ltd (The)	221,259

1,500	Nissin Corp	22,302

28,100	Nissin Electric Co Ltd	292,985

1,800	Nissin Foods Holdings Co Ltd	150,880

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

9,000	Nojima Corp	210,033

71,000	Nomura Real Estate Holdings Inc (a)	1,310,520

6,000	Nomura Research Institute Ltd	159,118

14,300	NS Solutions Corp	393,853

102,700	NTT DOCOMO Inc	2,822,573

388,700	Obayashi Corp	3,604,326

1,300	Obic Co Ltd	225,863

600	Okinawa Cellular Telephone Co	23,077

5,800	Organo Corp (a)	327,346

4,200	Osaka Soda Co Ltd	102,713

7,300	Osaki Electric Co Ltd	35,075

2,800	Otsuka Corp	135,594

4,300	Paramount Bed Holdings Co Ltd	167,251

9,900	Prima Meat Packers Ltd	243,396

8,600	Proto Corp	92,151

6,000	Raiznext Corp	71,672

500	Rinnai Corp	42,241

1,900	Rion Co Ltd	42,649

6,600	Roland DG Corp	77,145

1,900	Ryobi Ltd (a)	24,775

3,300	Sac’s Bar Holdings Inc	16,970

9,200	San-Ai Oil Co Ltd	94,648

11,200	San-In Godo Bank Ltd (The)	55,408

15,300	Sanki Engineering Co Ltd	195,283

3,800	Sanyo Chemical Industries Ltd	174,510

3,600	SCSK Corp	176,825

26,800	Seiko Holdings Corp (a)	454,956

18,700	Seino Holdings Co Ltd	255,366

67,300	Sekisui Chemical Co Ltd (c)	943,350

33,700	Sekisui House Ltd	643,304

4,300	Sekisui Jushi Corp	94,963

28,500	Seven Bank Ltd	81,455

12,500	SG Holdings Co Ltd	408,732

333,100	Shimizu Corp	2,819,617

4,600	Shinmaywa Industries Ltd	45,672

6,600	Shizuoka Gas Co Ltd	60,831

54,600	Showa Corp	1,141,876

800	Sinanen Holdings Co Ltd	20,263

9,100	Sinko Industries Ltd	129,652

7,400	Sintokogio Ltd	54,390

526,800	Sojitz Corp	1,227,401

34,700	Sony Corp	2,247,374

1,255,200	Sumitomo Chemical Co Ltd	3,900,642

45,400	Sumitomo Dainippon Pharma Co Ltd (a)	642,986

10,100	Sumitomo Mitsui Financial Group Inc (a)	293,125

2,300	Sumitomo Seika Chemicals Co Ltd	65,129

4,000	Suzuken Co Ltd	145,526

35,900	T-Gaia Corp	765,472

58,100	Takara Leben Co Ltd	202,428

16,500	Takasago Thermal Engineering Co Ltd	280,933

9,000	Tamron Co Ltd	169,647

89,600	Teijin Ltd	1,468,488

Shares	Description	Value ($)

	Japan — continued

2,600	TKC Corp	136,162

32,900	Tokyo Electron Ltd	6,620,572

900	Tokyo Seimitsu Co Ltd	29,297

59,500	Tokyu Construction Co Ltd	325,234

3,900	Toli Corp	9,460

9,100	TOMONY Holdings Inc	29,439

19,100	Toppan Forms Co Ltd	199,164

66,900	Toppan Printing Co Ltd	1,146,452

5,400	Torii Pharmaceutical Co Ltd	162,665

24,300	Tosei Corp	241,486

1,100	Toshiba TEC Corp	38,382

67,700	Tosoh Corp	944,067

3,300	Towa Pharmaceutical Co Ltd	69,822

40,300	Toyo Construction Co Ltd	160,958

7,000	Toyo Ink SC Holdings Co Ltd	135,524

24,700	Toyo Suisan Kaisha Ltd	1,294,347

6,400	TPR Co Ltd	87,570

14,000	Trend Micro Inc	770,592

47,600	TS Tech Co Ltd (c)	1,346,578

600	Tsuruha Holdings Inc (a)	88,835

7,500	UKC Holdings Corp	145,692

45,800	Ushio Inc	545,319

3,200	Valqua Ltd	61,921

20,700	Wacoal Holdings Corp	429,635

2,300	Welcia Holdings Co Ltd	193,516

18,400	YAMABIKO Corp	167,948

52,800	Yamaha Motor Co Ltd	764,822

3,400	Yamazaki Baking Co Ltd (a)	60,952

12,100	Yamazen Corp	105,285

14,000	Yellow Hat Ltd	200,138

12,300	Yuasa Trading Co Ltd	360,769

2,700	ZERIA Pharmaceutical Co Ltd	53,428

	Total Japan	154,901,539

	Malaysia — 0.3%

663,700	AirAsia Group Berhad	105,337

77,400	Bermaz Auto Berhad	22,297

1,521,400	DRB-Hicom Berhad	579,774

45,900	Hartalega Holdings Berhad	132,639

64,500	Kossan Rubber Industries	129,316

314,600	Magnum Berhad	162,999

324,100	MISC Berhad	620,072

378,800	Sime Darby Berhad	182,560

2,515,309	Supermax Corp Berhad *	4,463,241

92,500	Syarikat Takaful Malaysia Keluarga Berhad	91,690

647,300	Telekom Malaysia Berhad	628,201

205,300	Top Glove Corp Berhad	629,344

104,600	Westports Holdings Berhad	96,183

	Total Malaysia	7,843,653

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Mexico — 0.7%

8,300	Grupo Aeroportuario del Pacifico SAB de CV – Class B	55,247

53,100	Grupo Aeroportuario del Centro Norte SAB de CV	233,837

4,124,038	Wal-Mart de Mexico SAB de CV	10,321,951

95,200	Qualitas Controladora SAB de CV	382,011

9,200	Kimberly-Clark de Mexico SAB de CV – Class A	14,322

83,000	Alsea SAB de CV *	70,182

912,800	America Movil SAB de CV – Series L	606,763

300	Fomento Economico Mexicano SAB de CV Sponsored ADR (a)	20,313

800	Grupo Aeroportuario del Pacifico SAB de CV ADR	53,128

27,500	Corp Inmobiliaria Vesta SAB de CV	37,565

17,000	Unifin Financiera SAB de CV SOFOM ENR	13,033

1,038,300	Fibra Uno Administracion SA de CV (REIT)	796,477

515,600	Gentera SAB de CV	214,848

20,200	Banco del Bajio SA	20,633

11,400	Regional SAB de CV *	31,777

210,800	Nemak SAB de CV	46,581

3,820	Promotora y Operadora de Infraestructura SAB de CV	28,859

900	Grupo Aeroportuario del Centro Norte SAB de CV ADR	31,725

156,600	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	103,108

31,600	El Puerto de Liverpool SAB de CV – Class C1	78,948

308,400	Grupo Financiero Banorte SAB de CV – Class O	939,476

778,000	Grupo Mexico SAB de CV – Series B	1,676,027

56,500	Grupo Financiero Inbursa SAB de CV – Class O	38,627

122,700	Credito Real SAB de CV SOFOM ER	65,571

2,485	Grupo Aeroportuario del Sureste SAB de CV – Class B	25,812

127,942	Grupo Herdez SAB de CV	202,577

300	Grupo Aeroportuario del Sureste SAB de CV ADR	31,101

	Total Mexico	16,140,499

	Netherlands — 1.9%

1,651	Adyen NV *	2,164,926

2,681	ASM International NV	312,711

138,919	ASR Nederland NV	3,819,066

2,104	BE Semiconductor Industries NV	80,461

11,846	ForFarmers NV	75,275

50,310	Heineken Holding NV	4,136,891

282	Hunter Douglas NV	13,537

267,730	Koninklijke Ahold Delhaize NV	6,788,006

84,835	Koninklijke Philips NV	3,856,851

21,584	Koninklijke Vopak NV	1,182,003

115,000	Randstad NV	4,838,407

Shares	Description	Value ($)

	Netherlands — continued

292,566	Signify NV (c)	6,299,944

2,188	TomTom NV *	18,616

160,436	Wolters Kluwer NV	12,804,445

	Total Netherlands	46,391,139

	New Zealand — 0.0%

532,194	Air New Zealand Ltd	453,568

23,264	Fisher & Paykel Healthcare Corp Ltd	433,747

16,081	Synlait Milk Ltd *	69,599

	Total New Zealand	956,914

	Norway — 0.7%

131,912	Austevoll Seafood ASA (a)	1,006,706

15,020	Avance Gas Holding Ltd	32,239

17,334	Borregaard ASA	188,935

263,667	BW LPG Ltd	880,743

341,135	DNB ASA	4,655,754

288,612	Elkem ASA	527,555

72,310	Europris ASA	305,376

30,400	Frontline Ltd	277,552

109,916	Gjensidige Forsikring ASA	2,003,863

50,979	Kvaerner ASA *	30,412

14,527	Norwegian Finans Holding ASA *	103,584

344,591	Orkla ASA	3,095,027

12,947	Salmar ASA	583,867

12,252	Sbanken ASA *	81,744

24,511	Selvaag Bolig ASA	126,306

38,753	SpareBank 1 Nord Norge	254,983

19,287	SpareBank 1 SMN	154,859

129,270	SpareBank 1 SR-Bank ASA	962,258

4,973	TGS NOPEC Geophysical Co ASA	71,238

19,085	Veidekke ASA *	194,826

	Total Norway	15,537,827

	Pakistan — 0.0%

34,810	Engro Corp Ltd	62,457

268,500	Engro Fertilizers Ltd	99,429

44,200	Nishat Mills Ltd	20,104

261,100	Oil & Gas Development Co Ltd	185,147

29,870	Pakistan Oilfields Ltd	58,420

78,320	Pakistan Petroleum Ltd	45,025

23,700	Pakistan State Oil Co Ltd	23,048

17,500	Searle Co Ltd (The)	21,677

28,700	United Bank Ltd	17,143

	Total Pakistan	532,450

	Peru — 0.0%

5,000	Southern Copper Corp (a)	181,500

	Philippines — 0.1%

29,900	Ayala Land Inc	18,934

15,780	Globe Telecom Inc	715,160

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued

14,660	Manila Electric Co	82,111

2,369,000	Megaworld Corp	133,659

2,481,000	Metro Pacific Investments Corp	142,135

15,810	Security Bank Corp	25,517

135,050	Semirara Mining & Power Corp	29,384

	Total Philippines	1,146,900

	Poland — 0.5%

22,442	Alior Bank SA *	80,836

7,043	AmRest Holdings SE *	46,180

40,881	Asseco Poland SA	745,563

58,565	Bank Millennium SA *	36,298

68,702	Bank Polska Kasa Opieki SA	896,612

3,461	Budimex SA	195,104

14,565	CCC SA	175,787

1,080	CD Projekt SA	108,871

101,081	Cyfrowy Polsat SA	659,271

1,387	Dino Polska SA *	63,281

161,572	Energa SA *	318,410

1,595	KRUK SA	40,122

54	LPP SA	92,518

2,064	Lubelski Wegiel Bogdanka SA	10,025

318,426	Orange Polska SA *	515,807

216,437	PLAY Communications SA	1,535,476

169,448	Polski Koncern Naftowy ORLEN SA	2,827,522

176,277	Powszechna Kasa Oszczednosci Bank Polski SA	975,246

402,921	Powszechny Zaklad Ubezpieczen SA	3,002,138

2,674	Santander Bank Polska SA	108,713

6,178	Warsaw Stock Exchange	63,114

	Total Poland	12,496,894

	Portugal — 0.9%

201,647	Altri SGPS SA	927,530

3,178,001	Banco Comercial Portugues SA – Class R	346,929

113,256	CTT – Correios de Portugal SA	258,027

18,379	EDP Renovaveis SA	243,023

1,338,754	EDP – Energias de Portugal SA	6,254,101

538,869	Galp Energia SGPS SA	6,411,564

190,332	Jeronimo Martins SGPS SA	3,245,483

91,106	Mota – Engil SGPS SA (a)	115,896

172,750	Navigator Co SA (The)	425,425

332,722	NOS SGPS SA *	1,362,262

160,723	REN – Redes Energeticas Nacionais SGPS SA	430,545

12,232	Semapa-Sociedade de Investimento e Gestao *	112,480

1,185,197	Sonae SGPS SA	887,512

	Total Portugal	21,020,777

	Qatar — 0.0%

165,390	Barwa Real Estate Co	134,338

114,022	Doha Bank QPSC *	64,063

8,101	Qatar Electricity & Water Co QSC	33,553

Shares	Description	Value ($)

	Qatar — continued

68,578	Qatar Insurance Co SAQ	39,247

104,096	Qatar National Bank QPSC	504,764

45,376	Qatar National Cement Co QSC	48,549

	Total Qatar	824,514

	Russia — 3.1%

1,761,450	Alrosa PJSC	1,659,960

1,100,000	Credit Bank of Moscow PJSC	84,787

69,540	Detsky Mir PJSC	98,294

9,577,000	ENEL RUSSIA PJSC	132,642

59,810,000	Federal Grid Co Unified Energy System PJSC	156,893

172,390	Gazprom Neft PJSC	822,454

2,752	Gazprom Neft PJSC Sponsored ADR	65,369

32,940	Gazprom PJSC Sponsored ADR	184,983

25,637	Globaltrans Investment Plc Sponsored GDR (Registered)	142,977

103,941,001	Inter RAO UES PJSC	7,359,403

2,687	LSR Group PJSC	22,452

66,217	LSR Group PJSC GDR (Registered)	107,804

45,959	LUKOIL PJSC	3,456,925

179,494	LUKOIL PJSC Sponsored ADR	13,486,235

30,340	M.Video PJSC	146,974

2,379,200	Magnitogorsk Iron & Steel Works PJSC	1,374,443

34,180	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	255,494

1,641	MMC Norilsk Nickel PJSC	518,811

351,572	MMC Norilsk Nickel PJSC ADR	11,122,893

49,900	Mobile TeleSystems PJSC Sponsored ADR (a)	443,611

561,010	Moscow Exchange MICEX-RTS PJSC	916,511

20,325	Novatek PJSC Sponsered GDR (Registered)	2,975,255

89,090	Novolipetsk Steel PJSC	174,951

219,280	Novolipetsk Steel PJSC GDR	4,249,799

19,016	PhosAgro PJSC GDR (Registered)	264,111

948	Polymetal International Plc	19,055

81,350	Raspadskaya OJSC	124,645

73,560,000	ROSSETI PJSC	1,741,851

227,820	Rostelecom PJSC	269,164

5,348	Rostelecom PJSC Sponsored ADR	36,999

8,532,000	RusHydro PJSC	84,693

13,580	Safmar Financial Investment	76,622

1,119,114	Sberbank of Russia PJSC Sponsored ADR	12,762,091

60,747	Severstal PJSC GDR (Registered)	801,807

3,229,900	Surgutneftegas PJSC	1,833,018

172,805	Surgutneftegas PJSC Sponsored ADR	975,075

54,836	Tatneft PJSC	417,546

75,938	Tatneft PJSC Sponsored ADR	3,460,550

29,273	TCS Group Holding Plc GDR (Registered)	509,801

5,545,000	Unipro PJSC	216,717

366,106	VTB Bank PJSC GDR (Registered)	361,569

400	Yandex NV – Class A *	16,092

	Total Russia	73,931,326

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Singapore — 1.3%

201,300	Accordia Golf Trust	86,452

185,500	AEM Holdings Ltd	404,318

310,800	Ascendas (REIT)	691,693

243,500	Asian Pay Television Trust	21,736

550,400	CapitaLand Commercial Trust (REIT)	683,798

224,300	CapitaLand Ltd	460,569

652,800	CapitaLand Mall Trust (REIT)	941,899

27,800	City Developments Ltd	152,079

1,019,200	ComfortDelGro Corp Ltd	1,041,280

712,000	DBS Group Holdings Ltd	9,850,157

187,200	First Real Estate Investment Trust	117,647

181,100	Frasers Logistics & Industrial Trust (REIT)	142,782

468,240	Japfa Ltd	220,862

113,400	Keppel DC (REIT)	206,897

115,300	Lendlease Global Commercial (REIT)	54,901

141,568	Mapletree Commercial Trust (REIT)	201,412

1,578,400	Mapletree Greater China Commercial Trust (REIT)	936,859

724,700	Mapletree Industrial Trust (REIT)	1,401,050

166,600	Mapletree Logistics Trust (REIT)	242,652

12,100	Oversea-Chinese Banking Corp Ltd	73,466

29,000	Parkway Life Real Estate Investment Trust (REIT)	71,303

14,200	QAF Ltd	7,701

331,400	Sasseur Real Estate Investment Trust	188,347

180,500	Silverlake Axis Ltd	30,114

458,500	Singapore Exchange Ltd	2,693,742

137,100	Singapore Technologies Engineering Ltd	310,489

324,300	SPH (REIT)	191,026

206,400	StarHub Ltd	198,688

93,400	United Overseas Bank Ltd	1,293,635

213,100	Venture Corp Ltd	2,315,775

105,700	Wilmar International Ltd	298,613

12,700	Wing Tai Holdings Ltd	16,672

6,934,199	Yangzijiang Shipbuilding Holdings Ltd	4,627,753

582,000	Yanlord Land Group Ltd *	454,723

	Total Singapore	30,631,090

	South Africa — 1.0%

1,226,936	Absa Group Ltd	5,705,377

6,878	Anglo American Platinum Ltd	436,118

63,714	Astral Foods Ltd	560,570

195,921	Barloworld Ltd	751,754

7,841	Bid Corp Ltd	110,682

1,088,248	Blue Label Telecoms Ltd *	155,288

322	Capitec Bank Holdings Ltd	15,619

5,109	Clicks Group Ltd	67,848

16,858	Coronation Fund Managers Ltd	36,945

47,382	Discovery Ltd	266,500

70,429	Emira Property Fund Ltd (REIT)	22,474

37,733	FirstRand Ltd	86,653

Shares	Description	Value ($)

	South Africa — continued

129,749	Fortress REIT Ltd – Class A	82,054

44,310	Foschini Group Ltd (The)	157,680

576,771	Growthpoint Properties Ltd (REIT)	411,113

14,493	Hyprop Investments Ltd (REIT)	14,096

117,595	Imperial Logistics Ltd	262,482

86,611	Investec Ltd	152,340

197,948	Kumba Iron Ore Ltd	5,345,971

57,204	Lewis Group Ltd	47,723

299,927	Liberty Holdings Ltd	1,066,359

33,464	Metair Investments Ltd	25,865

93,134	Momentum Metropolitan Holdings	91,448

353,262	Motus Holdings Ltd	558,657

54,512	Mr Price Group Ltd	405,745

30,952	MTN Group Ltd	95,949

44,961	MultiChoice Group Ltd *	222,137

46,124	Murray & Roberts Holdings Ltd	10,881

26,024	Nedbank Group Ltd	147,297

354,837	Netcare Ltd	287,070

1,644,666	Old Mutual Ltd	1,055,333

60,475	Rand Merchant Investment Holdings Ltd	94,057

99,539	Raubex Group Ltd	105,341

891,067	Redefine Properties Ltd (REIT)	97,473

242,031	Reunert Ltd	598,850

17,882	RMB Holdings Ltd	54,466

414,699	Sanlam Ltd	1,339,480

1,864	Santam Ltd	28,720

125,075	Sappi Ltd *	180,717

8,292	SPAR Group Ltd (The)	82,900

5,511	Standard Bank Group Ltd	32,077

1,051,528	Telkom SA SOC Ltd	1,063,376

6,843	Tiger Brands Ltd	61,206

318,627	Truworths International Ltd	569,338

90,743	Tsogo Sun Gaming Ltd	11,078

20,979	Vodacom Group Ltd	150,625

38,007	Wilson Bayly Holmes-Ovcon Ltd	207,564

	Total South Africa	23,333,296

	South Korea — 2.8%

27,827	Aekyung Petrochemical Co Ltd	156,413

12,625	Aju Capital Co Ltd	125,530

16,193	Boryung Pharmaceutical Co Ltd	193,560

40,259	DB HiTek Co Ltd	937,850

9,220	DB Insurance Co Ltd	324,190

21,573	Dongwha Pharm Co Ltd	202,048

34,093	Dongwon Development Co Ltd	99,558

1,937	GOLFZON Co Ltd	117,145

6,091	GS Home Shopping Inc	587,746

450,886	Hana Financial Group Inc	10,894,172

24,801	Hankook Tire & Technology Co Ltd	471,372

6,813	Hansae Yes24 Holdings Co Ltd	28,474

129,128	Hanwha Life Insurance Co Ltd	159,005

9,831	HDC Hyundai Development Co-Engineering & Construction	158,366

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

13,190	Huons Co Ltd	520,309

2,932	Hy-Lok Corp	31,403

6,028	Hyosung Corp	328,733

481	Hyundai Department Store Co Ltd	24,917

10,930	Hyundai Home Shopping Network Corp	592,809

4,477	Hyundai Marine & Fire Insurance Co Ltd	87,922

6,142	Hyundai Mobis Co Ltd	984,789

16,517	Hyundai Motor Co	1,313,240

18,020	Il Dong Pharmaceutical Co Ltd *	201,587

449,866	Industrial Bank of Korea	3,021,554

7,828	JB Financial Group Co Ltd	30,142

834	Kangwon Land Inc	16,384

50,534	KB Financial Group Inc	1,379,128

6,200	KB Financial Group Inc ADR	169,570

1,258	KCC Corp	145,765

12,565	KEPCO Plant Service & Engineering Co Ltd	314,099

479,416	Kia Motors Corp	13,330,898

17,594	Korea Asset In Trust Co Ltd	37,830

18,413	Korea Autoglass Corp	196,086

27,226	Korean Reinsurance Co	162,933

4,555	KT Corp	89,303

5,621	KT Skylife Co Ltd	36,584

57,716	KT&G Corp	3,917,088

42,665	LF Corp	468,220

15,368	LG Electronics Inc	738,919

3,134	LOTTE Fine Chemical Co Ltd	96,164

2,483	LS Electric Co Ltd	91,674

4,097	Mando Corp	88,761

1,259	Medy-Tox Inc	171,804

22,873	Mirae Asset Life Insurance Co Ltd	56,469

47	NCSoft Corp	30,023

3,443	OCI Co Ltd *	109,535

16,601	S&T Motiv Co Ltd	538,045

28,634	Samjin Pharmaceutical Co Ltd	641,094

166,737	Samsung Electronics Co Ltd	6,867,242

2,552	Samsung Electronics Co Ltd GDR (Registered)	2,634,142

6,418	Sebang Global Battery Co Ltd	149,033

267,617	Shinhan Financial Group Co Ltd	6,541,052

38,186	SK Hynix Inc	2,532,211

3,044	SK Telecom Co Ltd	531,639

159,700	SK Telecom Co Ltd Sponsored ADR	3,074,225

16,122	SL Corp (d)	91,512

157,050	Woori Financial Group Inc	1,158,900

	Total South Korea	67,999,166

	Spain — 1.9%

179	ACS Actividades de Construccion y Servicios SA	4,581

77,744	Aena SME SA (c)	11,095,382

65,957	Almirall SA *	864,930

17,076	Amadeus IT Group SA	892,928

51,914	Banco Bilbao Vizcaya Argentaria SA	159,888

Shares	Description	Value ($)

	Spain — continued

36,529	Banco Santander SA	83,517

111,739	Bankinter SA	474,705

73,804	Cia de Distribucion Integral Logista Holdings SA	1,365,464

12,715	Ebro Foods SA	266,222

10,080	eDreams ODIGEO SA * (a)	32,078

109,978	Enagas SA	2,478,873

410,056	Endesa SA	9,794,732

59,968	Faes Farma SA	242,072

639,498	Iberdrola SA	6,924,151

164,759	Industria de Diseno Textil SA	4,589,106

186,960	Mediaset Espana Comunicacion SA * (a)	667,656

155,538	Red Electrica Corp SA	2,738,736

19,349	Repsol SA	182,172

293,629	Unicaja Banco SA	159,061

21,375	Viscofan SA (a)	1,404,048

	Total Spain	44,420,302

	Sweden — 1.1%

1,184	Atlas Copco AB – B Shares	42,082

28,465	Axfood AB	638,348

83,599	Betsson AB *	583,410

53,839	Bilia AB-Class A	441,217

124,349	Boliden AB	2,717,197

11,765	Bufab AB *	106,857

75,376	Cloetta AB – Class B	190,112

17,480	Essity AB – Class B *	578,947

7,410	Humana AB	34,263

5,973	Instalco Intressenter AB	95,810

43,703	Inwido AB	278,769

43,430	JM AB	856,517

222,478	Klovern AB – B Shares	354,464

4,438	KNOW IT AB *	71,330

24,009	Lindab International AB	244,828

15,936	Loomis AB – Class B	402,940

85,100	Nobia AB	385,523

16,624	Nobina AB *	97,447

22,510	Resurs Holding AB	95,932

151,435	Skanska AB – B Shares	3,044,275

3,392	SkiStar AB	37,507

63,056	Swedish Match AB	4,400,868

23,604	Volvo AB – A Shares	335,995

775,851	Volvo AB – B Shares	11,070,910

	Total Sweden	27,105,548

	Switzerland — 1.3%

2,910	ALSO Holding AG (Registered) *	683,308

1,050	Banque Cantonale Vaudoise (Registered)	102,393

92	Bell Food Group AG (Registered)	22,039

8,675	BKW AG	694,173

2,877	Bobst Group SA (Registered)	173,694

467	Coltene Holding AG (Registered) *	38,685

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

15,052	Galenica AG	1,115,056

30	Gurit Holding AG	45,631

4,481	Huber + Suhner AG (Registered)	309,161

2,435	Kardex AG (Registered)	422,575

596	Liechtensteinische Landesbank AG	36,934

16,123	Mobilezone Holding AG (Registered)	137,843

1,570	Nestle SA (Registered)	170,466

56,208	Novartis AG (Registered)	4,893,238

2,116	Orior AG *	162,974

1,962	Partners Group Holding AG	1,634,492

12,344	Roche Holding AG	4,327,134

47,801	Roche Holding AG – Genusschein	16,592,755

14	Schweizerische Nationalbank (Registered) (a)	67,623

228	Tecan Group AG (Registered)	79,862

2,100	Vetropack Holding AG (Registered) *	131,470

9,337	Wizz Air Holdings Plc *	379,601

	Total Switzerland	32,221,107

	Taiwan — 4.1%

403,000	AcBel Polytech Inc	274,947

16,000	Acter Group Corp Ltd	111,326

57,000	Amazing Microelectronic Corp	158,843

8,000	Arcadyan Technology Corp	22,544

485,000	Asustek Computer Inc	3,405,167

19,000	Aten International Co Ltd	56,756

8,400	Aurora Corp	25,003

563,000	Catcher Technology Co Ltd	4,103,097

463,399	Cathay Financial Holding Co Ltd	619,212

182,606	Chailease Holding Co Ltd	711,752

1,019,000	Chicony Electronics Co Ltd	2,923,637

1,562,000	China Development Financial Holding Corp	474,299

66,000	China Life Insurance Co Ltd *	45,713

112,000	China Motor Corp	135,573

29,000	Chong Hong Construction Co Ltd	80,900

886,000	Coretronic Corp *	918,918

3,819,000	CTBC Financial Holding Co Ltd	2,545,486

38,000	Cyberlink Corp	143,327

2,000	Eclat Textile Co Ltd	20,607

41,000	Elan Microelectronics Corp	137,023

19,000	Elite Advanced Laser Corp	41,689

145,000	Elite Material Co Ltd	714,435

97,000	Farglory Land Development Co Ltd	141,445

335,900	Feng TAY Enterprise Co Ltd	2,031,324

328,000	FLEXium Interconnect Inc	1,191,298

56,000	Formosa Advanced Technologies Co Ltd	69,510

54,000	Formosa Chemicals & Fibre Corp	129,741

124,000	Formosa Plastics Corp	343,379

564,000	Formosa Taffeta Co Ltd	643,098

241,000	Foxconn Technology Co Ltd	433,970

825,000	Fubon Financial Holding Co Ltd	1,167,472

25,000	Fulgent Sun International Holding Co. Ltd.	83,389

19,000	Fusheng Precision Co Ltd	110,293

Shares	Description	Value ($)

	Taiwan — continued

25,000	Getac Technology Corp	36,482

1,079,000	Gigabyte Technology Co Ltd	2,125,035

61,000	Global Mixed Mode Technology Inc	307,779

1,821,000	Grand Pacific Petrochemical *	857,719

900,303	Great Wall Enterprise Co Ltd	1,290,708

17,000	Hiroca Holdings Ltd	29,532

70,000	Holiday Entertainment Co Ltd	154,415

503,000	Holtek Semiconductor Inc	1,081,210

7,206,000	Hon Hai Precision Industry Co Ltd	18,230,403

78,000	Huaku Development Co Ltd	247,080

143,000	IBF Financial Holdings Co Ltd	53,942

62,820	IEI Integration Corp *	81,769

32,080	Innodisk Corp	205,254

119,000	ITE Technology Inc	234,576

63,000	Kindom Construction Corp	62,032

9,000	Kingpak Technology Inc	49,064

113,000	Kinpo Electronics	42,982

325,000	Lite-On Semiconductor Corp	447,391

665,000	Lite-On Technology Corp	1,067,202

2,000	Lotes Co Ltd	26,944

33,300	Makalot Industrial Co Ltd	160,097

118,000	MediaTek Inc	1,821,866

75,202	Mercuries Life Insurance Co Ltd *	23,079

142,000	Merry Electronics Co Ltd	641,855

156,000	Micro-Star International Co Ltd	526,344

2,286,266	Mitac Holdings Corp	2,468,582

48,000	Nantex Industry Co Ltd	59,847

42,000	Nichidenbo Corp	73,548

17,000	Nien Made Enterprise Co Ltd	146,090

619,000	Novatek Microelectronics Corp	4,238,331

100,743	Nuvoton Technology Corp	131,408

38,950	OptoTech Corp	27,513

891,000	Pegatron Corp	1,917,759

298,000	Phison Electronics Corp	2,746,631

4,995,000	Pou Chen Corp	4,925,904

31,000	Powertech Technology Inc	100,398

67,000	Primax Electronics Ltd	103,814

1,910,000	Qisda Corp	1,058,079

254,000	Quanta Computer Inc	593,347

129,000	Quanta Storage Inc	158,785

2,158,000	Radiant Opto-Electronics Corp	7,429,467

48,000	Ruentex Industries Ltd	104,393

76,000	Sampo Corp	50,715

47,000	Sercomm Corp	112,612

43,000	Shin Zu Shing Co Ltd	194,771

90,000	Shinkong Insurance Co Ltd	106,999

107,800	Simplo Technology Co Ltd	1,154,933

24,000	Sinbon Electronics Co Ltd	120,786

31,050	Sinmag Equipment Corp	94,010

36,000	Sitronix Technology Corp	183,127

80,000	Soft-World International Corp	285,662

47,000	Standard Chemical & Pharmaceutical Co Ltd	61,109

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

883,000	Sunplus Technology Co Ltd *	328,709

27,000	Supreme Electronics Co Ltd	26,569

145,500	Syncmold Enterprise Corp	393,263

62,000	Taiflex Scientific Co Ltd	97,435

595,000	Taiwan PCB Techvest Co Ltd	740,156

79,000	Taiwan Sakura Corp	123,956

614,000	Taiwan Semiconductor Manufacturing Co Ltd	5,968,860

47,585	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	2,394,953

66,000	Taiwan Surface Mounting Technology Corp	253,017

199,000	Teco Electric and Machinery Co Ltd	187,123

23,000	Test Research Inc	42,007

7,000	Thinking Electronic Industrial Co Ltd	20,431

237,929	TOPBI International Holdings Ltd	458,925

178,419	Topco Scientific Co Ltd	619,896

79,000	Topkey Corp	321,972

58,000	Transcend Information Inc	135,881

209,000	Tripod Technology Corp	785,924

116,600	United Integrated Services Co Ltd	818,362

29,000	Wah Lee Industrial Corp	53,385

3,000	Wiwynn Corp	80,390

1,701,000	Yuanta Financial Holding Co Ltd	923,034

7,600	Yulon Finance Corp	25,351

6,000	Yulon Nissan Motor Co Ltd	53,024

34,000	Zeng Hsing Industrial Co Ltd	150,623

	Total Taiwan	97,471,799

	Thailand — 0.2%

33,900	Amata Corp Pcl NVDR	15,517

1,509,400	AP Thailand Pcl NVDR	264,097

108,500	Bangkok Bank Pcl NVDR	373,261

29,700	Bangkok Life Assurance Pcl NVDR	14,035

770,000	Banpu Pcl (Foreign Registered)	151,289

125,700	Banpu Power Pcl NVDR	69,163

4,198,300	Beauty Community Pcl NVDR	231,672

47,200	Hana Microelectronics Pcl NVDR	44,638

296,900	Jasmine International Pcl NVDR	34,990

128,700	Kasikornbank Pcl NVDR	390,249

101,600	Krung Thai Bank Pcl NVDR	33,316

507,800	Land & Houses Pcl NVDR	116,887

64,200	Mega Lifesciences Pcl NVDR	69,448

193,900	Origin Property Pcl NVDR	30,857

167,600	Pruksa Holding Pcl NVDR	62,817

909,500	Quality Houses Pcl NVDR	61,881

124,600	Siam Commercial Bank Pcl NVDR (The)	291,051

149,700	Somboon Advance Technology Pcl NVDR	53,307

60,200	SPCG Pcl NVDR	33,149

74,250	Supalai Pcl (Foreign Registered)	34,597

344,875	Supalai Pcl NVDR	160,697

1,894,100	Thai Beverage Pcl	847,359

52,000	Thai Vegetable Oil Pcl NVDR	43,360

763,800	Thanachart Capital Pcl (Foreign Registered)	878,156

Shares	Description	Value ($)

	Thailand — continued

652,400	Thanachart Capital Pcl NVDR	750,077

70,700	Tipco Asphalt Pcl NVDR	49,026

14,200	Tisco Financial Group Pcl NVDR	33,593

106,000	TTW Pcl NVDR	45,664

204,300	Univentures Pcl NVDR	21,500

	Total Thailand	5,205,653

	Turkey — 0.7%

419,519	Akbank TAS *	351,111

72,542	Arcelik AS *	167,568

713,056	Enerjisa Enerji AS	848,911

2,148,414	Eregli Demir ve Celik Fabrikalari TAS	2,533,287

125,152	Haci Omer Sabanci Holding AS	152,170

20,352	Is Yatirim Menkul Degerler AS	17,193

2,254,120	KOC Holding AS	5,329,524

391,243	Selcuk Ecza Deposu Ticaret ve Sanayi AS	469,417

427,677	TAV Havalimanlari Holding AS	1,276,528

171,942	Tofas Turk Otomobil Fabrikasi AS	561,565

81,390	Turk Telekomunikasyon AS *	88,262

1,475,845	Turkiye Garanti Bankasi AS *	1,692,519

4,033,683	Turkiye Is Bankasi – Class C *	2,937,470

564,526	Turkiye Sinai Kalkinma Bankasi AS *	91,048

1,520,735	Turkiye Vakiflar Bankasi TAO – Class D *	1,040,009

13,496	Vestel Beyaz Esya Sanayi ve Ticaret AS	45,756

65,170	Yapi ve Kredi Bankasi AS *	22,255

	Total Turkey	17,624,593

	United Arab Emirates — 0.1%

26,248	Abu Dhabi Commercial Bank PJSC	31,489

31,478	Abu Dhabi Islamic Bank PJSC	29,134

46,075	Al Waha Capital PJSC *	8,261

116,564	Dubai Islamic Bank PJSC	112,295

19,622	Emaar Development PJSC *	10,365

75,698	Emaar Malls PJSC *	27,246

2,914,809	Emaar Properties PJSC *	1,988,833

13,770	Emirates NBD Bank PJSC	32,303

	Total United Arab Emirates	2,239,926

	United Kingdom — 5.0%

907,040	3i Group Plc	9,282,151

88,449	888 Holdings Plc	167,756

34,066	Aggreko Plc	199,653

52,401	Alliance Pharma Plc	48,899

81,195	Anglo American Plc	1,718,820

38,055	Ashtead Group Plc	1,136,408

37,697	Avast Plc	235,173

57,145	AVEVA Group Plc	2,903,413

76,162	BAE Systems Plc	470,058

14,675	Bank of Georgia Group Plc	167,887

884,538	Barratt Developments Plc	5,471,400

82,483	Bellway Plc	2,633,003

84,165	Berkeley Group Holdings Plc (The)	4,287,504

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

27,304	Biffa Plc	84,851

172,490	British American Tobacco Plc	6,841,023

166,500	British American Tobacco Plc Sponsored ADR	6,673,320

3,490	Burberry Group Plc	65,170

637,317	Centamin Plc	1,297,330

51,430	CMC Markets Plc	125,787

81,735	Coca-Cola HBC AG	2,069,744

99,005	Compass Group Plc	1,451,353

65,798	Computacenter Plc	1,310,698

7,198	Cranswick Plc	328,719

45,304	Daily Mail & General Trust Plc	404,091

9,342	Dart Group Plc	102,314

18,315	Derwent London Plc (REIT)	668,413

9,900	Diageo Plc Sponsored ADR	1,392,039

162,324	Dixons Carphone Plc	152,046

92,413	Dunelm Group Plc	1,221,925

245,785	Electrocomponents Plc	1,941,011

17,884	EMIS Group Plc	250,192

19,691	Ferguson Plc	1,552,990

795,533	Ferrexpo Plc	1,733,019

125,130	Frasers Group Plc *	475,244

17,315	Galliford Try Holdings Plc	25,175

6,134	Games Workshop Group Plc	607,001

18,813	Gem Diamonds Ltd *	7,447

80,388	GlaxoSmithKline Plc	1,665,053

41,500	GlaxoSmithKline Plc Sponsored ADR (a)	1,739,680

27,569	Go-Ahead Group Plc (The)	371,675

20,308	Great Portland Estates Plc (REIT)	163,872

27,101	Greggs Plc	620,910

31,785	Halma Plc	922,395

2,489	Hikma Pharmaceuticals Plc	79,274

38,233	Howden Joinery Group Plc	280,442

135,814	Ibstock Plc	308,993

220,507	IG Group Holdings Plc	2,085,196

27,729	IMI Plc	309,702

31,765	Imperial Brands Plc	579,399

123,081	Inchcape Plc	765,216

127,082	Indivior Plc *	96,637

76,120	Intermediate Capital Group Plc	1,197,042

1,338,645	International Consolidated Airlines Group SA (a)	3,804,829

32,655	International Personal Finance Plc	17,195

496,540	J Sainsbury Plc	1,190,621

329,592	JD Sports Fashion Plc	2,702,132

160,537	John Laing Group Plc	705,011

58,538	Jupiter Fund Management Plc	181,471

248,220	Kingfisher Plc	602,426

925,432	Legal & General Group Plc	2,284,827

225,461	LondonMetric Property Plc (REIT)	586,491

51,972	Lookers Plc	16,159

180,913	Meggitt Plc	625,345

84,611	Mitchells & Butlers Plc *	190,101

Shares	Description	Value ($)

	United Kingdom — continued

11,627	Mondi Plc	218,766

18,252	Moneysupermarket.com Group Plc	77,903

103,153	Morgan Advanced Materials Plc	272,596

19,072	Morgan Sindall Group Plc	289,152

204,452	National Express Group Plc	551,475

25,447	Next Plc	1,538,936

33,029	Numis Corp Plc	124,910

76,178	OneSavings Bank Plc	263,016

79,944	Paragon Banking Group Plc	349,936

88,572	Pennon Group Plc	1,255,453

357,572	Persimmon Plc	10,199,359

314,397	Pets at Home Group Plc	894,848

184,077	Plus500 Ltd	3,005,358

639,863	QinetiQ Group Plc	2,348,621

15,424	Redrow Plc	89,761

105,061	Regional REIT Ltd	100,752

83,324	Royal Dutch Shell Plc – A Shares (a)	1,330,330

26,148	Royal Dutch Shell Plc – B Shares	399,198

23,700	Royal Dutch Shell Plc – Class B Sponsored ADR	721,428

12,791	RPS Group Plc	6,789

342,706	Sirius Real Estate Ltd	339,544

33,500	Smith & Nephew Plc Sponsored ADR	1,367,135

72,081	Smiths Group Plc *	1,175,256

54,585	Softcat Plc	777,391

381,635	Spirent Communications Plc	1,185,213

68,769	Stock Spirits Group Plc	206,894

618,436	Tate & Lyle Plc	5,158,659

66,136	TI Fluid Systems Plc	156,583

98,250	UK Commercial Property REIT Ltd	75,169

14,597	Ultra Electronics Holdings Plc	356,544

21,029	UNITE Group Plc (The) (REIT) *	226,023

22,850	United Utilities Group Plc	260,130

50,775	Vectura Group Plc	57,320

42,659	Vesuvius Plc	194,510

40,435	Vistry Group Plc	384,185

419,339	WM Morrison Supermarkets Plc (a)	972,888

	Total United Kingdom	120,527,152

	United States — 8.0%

9,500	1-800-Flowers.com, Inc. – Class A *	210,330

3,300	1st Source Corp.	114,147

10,000	3M Co. (a)	1,564,400

150,803	ACCO Brands Corp.	933,471

62,800	Acushnet Holdings Corp. (c)	2,098,776

4,100	Adtalem Global Education, Inc. *	137,186

31,000	ADTRAN, Inc.	353,400

3,300	Allied Motion Technologies, Inc.	119,427

80,100	Allscripts Healthcare Solutions, Inc. *	506,232

28,400	Alpha & Omega Semiconductor Ltd. *	298,768

6,400	Amalgamated Bank – Class A	71,872

23,200	American Equity Investment Life Holding Co.	503,208

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

17,000	American Express Co. (a)	1,616,190

5,200	American Public Education, Inc. *	163,436

5,900	American Vanguard Corp.	78,470

73,200	Amkor Technology, Inc. * (a)	774,456

18,300	AngioDynamics, Inc. *	186,843

30,600	Applied Materials, Inc.	1,719,108

9,200	ArcBest Corp.	205,988

11,600	Arcosa, Inc.	442,772

7,500	Arcus Biosciences, Inc. *	235,125

18,500	Ares Commercial Real Estate Corp. (REIT)	137,825

55,900	Arlo Technologies, Inc. *	123,539

17,300	Armada Hoffler Properties, Inc.(REIT)	149,126

17,900	Artisan Partners Asset Management, Inc. – Class A	518,563

1,300	Arvinas, Inc. *	43,251

4,300	AutoNation, Inc. *	169,764

12,700	Avista Corp. (a)	497,459

9,000	Avnet, Inc.	245,160

14,700	Axcelis Technologies, Inc. *	394,695

10,100	AZZ, Inc.	319,766

11,000	Bancorp, Inc. (The) *	96,800

6,000	BankFinancial Corp.	54,480

57,600	Benchmark Electronics, Inc.	1,220,544

4,700	Berry Corp.	19,928

25,700	Big Lots, Inc.	995,875

89,600	Bloomin’ Brands, Inc.	1,022,336

6,000	Boise Cascade Co.	204,180

1,000	Booking Holdings, Inc. * (a)	1,639,420

58,500	BorgWarner, Inc. (a)	1,880,775

28,800	Boston Private Financial Holdings, Inc.	197,856

50,700	Brady Corp. – Class A (c)	2,592,291

1,400	Bridge Bancorp, Inc.	29,820

44,800	Brightsphere Investment Group, Inc. *	374,080

68,000	Brinker International, Inc. *	1,791,800

16,500	Brookline Bancorp, Inc.	153,450

103,300	Builders FirstSource, Inc. * (c)	2,149,673

4,100	Camden National Corp.	137,514

4,200	Carpenter Technology Corp. (a)	98,154

6,400	Carriage Services, Inc.	119,808

39,500	Cars.com, Inc. *	243,715

7,300	Cato Corp. (The) – Class A	70,810

16,900	CBIZ, Inc. *	382,785

30,400	Cedar Realty Trust, Inc. (REIT)	22,633

3,700	Central Garden & Pet Co. *	135,753

11,500	Central Garden & Pet Co. – Class A *	393,990

2,100	Century Bancorp, Inc. – Class A	158,340

4,100	Cerence, Inc. *	122,631

900	CEVA, Inc. *	31,023

40,200	Charles Schwab Corp. (The)	1,443,582

19,300	Chevron Corp.	1,769,810

2,700	Civista Bancshares, Inc.	41,148

9,221	Clarus Corp. (a)	96,820

Shares	Description	Value ($)

	United States — continued

2,000	CNB Financial Corp.	35,440

1,200	Community Trust Bancorp, Inc.	39,408

17,200	Computer Programs & Systems, Inc.	380,464

48,400	Comtech Telecommunications Corp. (a)	862,004

18,000	Consolidated Communications Holdings, Inc. *	109,080

15,200	Cooper Tire & Rubber Co.	391,096

22,800	Core-Mark Holding Co., Inc.	637,944

146,100	CoreCivic, Inc. (REIT) (c)	1,757,583

80,500	CorePoint Lodging, Inc. (REIT)	318,780

53,500	Corteva, Inc.	1,461,085

7,715	CRA International, Inc.	311,609

16,500	CSG Systems International, Inc.	781,275

6,400	CTS Corp.	136,576

17,800	Curo Group Holdings Corp.	119,082

14,700	Cushman & Wakefield Plc *	150,675

16,400	CytomX Therapeutics, Inc. *	145,304

12,000	Dana, Inc. *	151,680

25,700	Deluxe Corp.	599,581

44,400	Designer Brands, Inc. – Class A	272,172

37,800	DHI Group, Inc. *	100,926

700	Diamond Hill Investment Group, Inc.	73,472

43,900	Dick’s Sporting Goods, Inc. *	1,583,034

34,600	Digi International, Inc. * (a)	385,098

17,740	Dime Community Bancshares, Inc.	255,988

43,700	Donnelley Financial Solutions, Inc. *	356,155

3,900	Douglas Dynamics, Inc.	142,506

23,000	DSP Group, Inc. *	414,460

9,500	Ducommun, Inc. *	305,900

59,000	Ellington Financial, Inc.	601,800

10,100	Emergent BioSolutions, Inc. * (a)	843,249

12,600	Employers Holdings, Inc.	376,614

10,100	Enanta Pharmaceuticals, Inc. * (a)	520,049

23,100	Encore Capital Group, Inc. * (a)	733,887

4,600	Encore Wire Corp.	222,134

13,800	Ennis, Inc.	245,640

70,234	Enova International, Inc. *	993,811

5,000	EnPro Industries, Inc.	225,400

38,300	EOG Resources, Inc. (a)	1,952,151

4,300	ePlus, Inc. *	316,953

1,800	Escalade, Inc.	18,144

1,900	ESSA Bancorp, Inc. (a)	27,265

45,100	Essent Group Ltd. (c)	1,490,555

52,200	Ethan Allen Interiors, Inc.	589,860

3,500	EVERTEC, Inc.	101,920

9,667	Evofem Biosciences, Inc. * (a)	52,782

12,700	Evolution Petroleum Corp.	30,988

71,700	Federal Signal Corp. (c)	2,089,338

49,600	Federated Investors, Inc. – Class B	1,098,144

5,550	FedNat Holding Co.	67,654

20,200	Ferro Corp. *	242,804

5,800	Financial Institutions, Inc.	102,602

21,200	First American Financial Corp. (a)	1,070,388

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

17,600	First Commonwealth Financial Corp.	143,968

3,800	First Community Bankshares, Inc.	81,206

24,600	First Defiance Financial Corp.	408,606

2,535	First Financial Corp.	88,978

1,800	First Financial Northwest, Inc.	17,586

64,600	Flagstar Bancorp, Inc. (a)(c)	1,892,780

8,900	Flushing Financial Corp. (a)	100,926

7,700	Focus Financial Partners, Inc. – Class A * (a)	214,368

2,600	FONAR Corp. *	62,140

26,400	FormFactor, Inc. *	664,488

20,800	Fulton Financial Corp. (a)	233,168

8,400	FutureFuel Corp.	109,872

30,700	Garrett Motion, Inc. *	158,719

13,500	Genesco, Inc. * (a)	249,615

19,900	Genie Energy Ltd. – Class B (a)	171,339

4,700	Gentherm, Inc. *	191,290

63,700	GEO Group, Inc. (REIT)	763,126

1,000	German American Bancorp, Inc.	30,980

8,700	Gibraltar Industries, Inc. * (a)	382,887

71,000	Glu Mobile, Inc. *	708,580

9,300	Gorman-Rupp Co. (The)	285,138

2,585	Great Southern Bancorp, Inc.	104,848

31,300	Greif, Inc. – Class A	1,063,574

45,100	Griffon Corp. (a)	757,680

28,200	Group 1 Automotive, Inc. * (a)(c)	1,774,908

30,800	H&R Block, Inc. (a)	523,600

1,900	Hackett Group, Inc. (The)	26,201

18,900	Hasbro, Inc. (a)	1,389,339

34,100	Haverty Furniture Cos, Inc.	589,930

800	Hawkins, Inc.	34,320

11,200	HealthStream, Inc. *	255,136

7,700	Heidrick & Struggles International, Inc.	170,786

60,730	Herman Miller, Inc. * (c)	1,398,005

14,700	Hibbett Sports, Inc. *	284,004

3,400	Hill-Rom Holdings, Inc.	345,678

50,300	Hilltop Holdings, Inc. (a)	940,107

12,600	Hilton Worldwide Holdings, Inc. *	999,306

14,700	HNI Corp.	374,409

1,200	HomeStreet, Inc.	28,584

7,400	Home Depot, Inc. (The) (a)	1,838,752

9,161	Honeywell International, Inc.	1,336,132

6,700	Hub Group, Inc. – Class A *	313,359

1,600	Hurco Cos, Inc.	50,016

3,900	Huron Consulting Group, Inc. *	180,414

12,700	Hyster-Yale Materials Handling, Inc. (a)	464,947

12,500	IDT Corp. – Class B *	79,250

9,700	Illinois Tool Works, Inc. (a)	1,672,862

400	Independence Holding Co.	11,620

7,946	Independent Bank Corp.	109,814

12,200	Information Services Group, Inc. *	20,984

9,900	Ingles Markets, Inc. – Class A	421,839

22,705	Innospec, Inc.	1,750,328

Shares	Description	Value ($)

	United States — continued

5,100	Innoviva, Inc. *	71,247

6,200	Inogen, Inc. *	235,600

43,700	Insight Enterprises, Inc. * (a)(c)	2,240,062

14,300	Integer Holdings Corp. *	1,132,274

16,600	Inter Parfums, Inc. *	770,406

16,700	Intercontinental Exchange, Inc.	1,624,075

19,500	Interface, Inc.	165,555

30,500	International Bancshares Corp. (c)	938,790

4,800	International Seaways, Inc.	108,864

16,200	INTL. FCStone, Inc. *	826,362

173,600	Investors Bancorp, Inc.	1,506,848

44,400	iStar, Inc. (REIT)	485,292

408	Janus Henderson Group Plc CDI	8,905

2,700	John B. Sanfilippo & Son, Inc.	234,738

9,600	Johnson Outdoors, Inc. – Class A (a)	745,056

16,900	Kelly Services, Inc. – Class A	253,331

5,200	Kforce, Inc.	157,040

10,100	Kimball Electronics, Inc. *	143,319

32,900	Kimball International, Inc. – Class B	368,151

31,500	Knoll, Inc.	332,640

16,100	Koppers Holdings, Inc. *	266,777

13,100	Kronos Worldwide, Inc.	127,856

27,300	La-Z-Boy, Inc. (a)	702,156

1,100	Lakeland Financial Corp.	46,959

18,600	Lantheus Holdings, Inc. *	255,378

319,100	Laredo Petroleum, Inc. * (a)	270,756

19,800	Las Vegas Sands Corp. *	949,212

3,000	LCNB Corp.	44,610

89,300	Liberty TripAdvisor Holdings, Inc. – Class A *	212,087

16,800	Luminex Corp. (a)	523,488

56,500	Lyft, Inc. – Class A *	1,766,190

4,800	Macatawa Bank Corp.	35,472

5,800	Malibu Boats, Inc. – Class A *	273,354

4,200	ManTech International Corp. – Class A	326,508

15,400	Marchex, Inc. – Class B *	23,870

1,542	Markel Corp. *	1,383,822

6,600	Marten Transport Ltd.	168,894

19,200	Materion Corp. (c)	1,008,000

18,877	Matrix Service Co. *	208,025

39,300	MDC Holdings, Inc.	1,335,807

53,400	MDC Partners Inc – Class A *	70,221

3,000	Mercantile Bank Corp.	68,820

21,100	Meridian Bioscience, Inc. *	326,206

74,000	Meritor, Inc. * (c)	1,508,120

9,600	Methode Electronics, Inc.	300,960

86,600	MFA Financial, Inc. (REIT)	146,354

3,900	MicroStrategy, Inc. – Class A *	485,472

4,800	Miller Industries, Inc.	142,224

4,100	Minerals Technologies, Inc.	202,171

37,100	Modine Manufacturing Co. *	198,485

29,200	Moog, Inc. – Class A *	1,585,268

25,000	Movado Group, Inc. * (a)	262,500

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

14,500	Mueller Industries, Inc. (a)	388,310

23,200	Mueller Water Products, Inc. – Class A	216,688

12,600	National General Holdings Corp.	255,780

2,000	National Presto Industries, Inc. (a)	179,980

11,400	Natus Medical, Inc. *	243,960

33,400	Navient Corp.	248,496

5,200	Neenah, Inc.	262,912

18,900	NETGEAR, Inc. * (a)	486,297

4,200	NetScout Systems, Inc. *	115,374

212,900	Newmark Group, Inc. – Class A (a)	904,825

3,800	NextGen Healthcare, Inc. *	39,216

4,500	NIC, Inc.	108,270

675	Nicolet Bankshares, Inc. *	37,739

942	Northrim BanCorp, Inc.	21,732

53,600	Northwest Bancshares, Inc. (a)	533,856

4,600	O’Reilly Automotive, Inc. * (a)	1,919,304

396,700	Office Depot, Inc. (a)	979,849

55,300	OFG Bancorp	671,895

7,200	Olympic Steel, Inc. (a)	79,416

8,400	OneSpan, Inc. *	170,688

13,006	Oppenheimer Holdings, Inc. – Class A	275,467

23,200	OraSure Technologies, Inc. *	337,328

34,000	Owens & Minor, Inc.	269,620

2,400	Oxford Immunotec Global Plc *	29,400

14,000	Pacira BioSciences, Inc. * (a)	615,300

2,500	Park National Corp.	187,175

4,600	Park-Ohio Holdings Corp. (a)	67,114

55,300	Patterson Cos., Inc.	1,088,857

17,300	PC Connection, Inc. (a)	748,744

83,400	PDL BioPharma, Inc. * (a)	272,718

21,200	Penn Virginia Corp. * (a)	186,136

600	Penns Woods Bancorp, Inc.	12,876

64,300	PennyMac Financial Services, Inc. (a)	2,159,194

138,400	PennyMac Mortgage Investment Trust (REIT) (a)	1,523,784

2,400	Peoples Bancorp, Inc.	53,928

32,900	Perdoceo Education Corp. * (a)	535,612

6,200	Phibro Animal Health Corp. – Class A	162,440

28,600	Photronics, Inc. *	342,914

3,800	Piper Sandler Cos.	226,632

500	Plexus Corp. *	32,110

54,000	PolyOne Corp. (a)	1,338,120

11,200	Portland General Electric Co.	527,632

8,900	PRA Group, Inc. * (a)	303,668

400	Preformed Line Products Co.	19,852

2,900	Premier Financial Bancorp, Inc.	38,454

42,900	Prestige Consumer Healthcare, Inc. * (a)	1,810,380

2,000	Principia Biopharma, Inc. *	127,780

38,300	Progress Software Corp.	1,547,320

3,600	Protective Insurance Corp. – Class B	49,752

700	Providence Service Corp. (The) *	56,350

11,800	Quanex Building Products Corp.	146,320

Shares	Description	Value ($)

	United States — continued

35,800	Qurate Retail, Inc. – Series A *	294,813

120,300	Radian Group, Inc. (c)	1,910,364

25,958	Raytheon Technologies Corp. (a)	1,674,810

12,600	Realogy Holdings Corp. (a)	76,356

1,400	Regional Management Corp. *	22,204

12,800	Reliance Steel & Aluminum Co.	1,241,600

8,000	Renewable Energy Group, Inc. *	227,600

13,600	Rent-A-Center, Inc. (a)	346,256

2,600	Republic Bancorp, Inc. – Class A	83,330

8,000	Resideo Technologies, Inc. *	56,480

26,200	Resources Connection, Inc.	287,938

62,900	Retail Properties of America, Inc. – Class A (REIT)	340,918

3,665	Riverview Bancorp, Inc.	18,325

8,600	Rocky Brands, Inc.	178,364

21,000	RTI Surgical Holdings, Inc. * (a)	57,120

5,500	Rush Enterprises, Inc. – Class A	228,910

4,800	Ryerson Holding Corp. *	23,952

1,800	Safety Insurance Group, Inc.	137,232

55,900	Sally Beauty Holdings, Inc. *	728,936

5,800	Sandy Spring Bancorp, Inc.	140,650

91,700	Sanmina Corp. * (c)	2,440,137

12,700	Scholastic Corp.	373,380

49,300	Schweitzer-Mauduit International, Inc. (a)	1,498,227

13,700	Sciplay Corp. – Class A *	192,074

22,400	Select Medical Holdings Corp. *	361,536

3,700	Seneca Foods Corp. – Class A *	134,939

47,800	Sensata Technologies Holding Plc *	1,704,070

24,400	Shoe Carnival, Inc.	634,156

8,500	Sierra Bancorp	160,140

37,300	Signet Jewelers Ltd.	393,515

16,100	Skyworks Solutions, Inc. (c)	1,908,494

6,300	Sleep Number Corp. *	196,371

46,900	Sonic Automotive, Inc. – Class A (a)	1,232,532

61,100	Southwestern Energy Co. *	183,911

16,800	SpartanNash Co.	359,688

37,200	Spok Holdings, Inc.	382,044

21,300	SPX Corp. *	851,574

500	Stamps.com, Inc. *	99,075

7,100	Standard Motor Products, Inc.	302,105

4,000	Star Group LP	31,600

71,200	Steelcase, Inc. – Class A	824,496

9,200	Stepan Co.	893,872

36,000	Stoneridge, Inc. *	740,880

171,000	Summit Hotel Properties, Inc. (REIT)	1,068,750

86,000	Sunstone Hotel Investors, Inc. (REIT) (c)	761,100

1,200	Surmodics, Inc. *	44,376

32,000	Sykes Enterprises, Inc. * (a)	872,320

1,300	Synaptics, Inc. *	82,836

10,500	Systemax, Inc.	220,395

4,200	Talos Energy, Inc. * (a)	51,030

190,136	TEGNA, Inc.	2,228,394

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

64,200	Telephone & Data Systems, Inc. (c)	1,315,458

3,300	Tennant Co.	211,002

37,200	Terex Corp.	584,784

3,800	Territorial Bancorp, Inc.	96,634

17,100	Third Point Reinsurance Ltd. *	126,198

700	Timberland Bancorp, Inc.	12,579

2,200	Towne Bank/Portsmouth VA	41,492

7,000	Translate Bio, Inc. * (a)	145,040

28,300	Tredegar Corp.	433,273

57,800	TRI Pointe Group, Inc. * (a)	827,696

27,500	Tribune Publishing Co.	261,250

11,800	TriCo Bancshares	334,766

5,900	TriMas Corp. *	139,535

2,300	Triple-S Management Corp. – Class B *	45,770

12,200	TrueBlue, Inc. *	188,612

4,900	TrustCo Bank Corp. NY	30,870

41,300	UFP Industries, Inc.	1,888,649

5,000	Umpqua Holdings Corp.	56,950

20,000	Unisys Corp. *	227,200

8,000	United States Cellular Corp. *	252,080

2,000	Unitil Corp.	96,340

39,800	Universal Corp. (c)	1,753,588

1,500	Universal Electronics, Inc. *	67,860

9,100	Universal Insurance Holdings, Inc.	162,526

1,800	Univest Financial Corp.	29,592

41,500	US Bancorp	1,475,740

800	USANA Health Sciences, Inc. *	67,776

33,700	Valvoline, Inc. (a)	618,395

21,700	Vanda Pharmaceuticals, Inc. *	254,324

1,200	Vapotherm, Inc. * (a)	31,956

11,000	Varex Imaging Corp. *	206,360

23,100	Vectrus, Inc. *	1,268,652

45,800	Vera Bradley, Inc. *	240,450

11,000	Veritiv Corp. *	137,060

32,281	Verso Corp. – Class A *	464,201

27,300	VF Corp. (a)	1,531,530

3,200	Village Super Market, Inc. – Class A	76,576

3,853	Vishay Precision Group, Inc. *	91,008

9,200	Vista Outdoor, Inc. *	89,332

51,500	Waddell & Reed Financial, Inc. – Class A (a)	671,560

30,600	Walker & Dunlop, Inc. (c)	1,239,300

1,000	Washington Trust Bancorp, Inc.	31,970

19,600	Waterstone Financial, Inc.	292,040

4,700	Weis Markets, Inc.	261,931

10,400	Westwood Holdings Group, Inc.	184,392

3,900	Weyco Group, Inc.	72,813

15,100	Wolverine World Wide, Inc.	316,194

83,200	World Fuel Services Corp. (c)	2,119,936

16,600	Worthington Industries, Inc.	496,672

18,700	WW International, Inc. *	446,930

135,104	Xenia Hotels & Resorts, Inc. (REIT) *	1,215,936

41,900	Xperi Corp.	576,125

Shares	Description	Value ($)

	United States — continued

31,400	Zumiez, Inc. *	765,218

	Total United States	191,598,015

	Vietnam — 0.0%

71,230	Kinh Bac City Development Share Holding Corp	43,150

13,660	PetroVietnam Gas JSC	43,973

142,000	PetroVietnam Technical Services Corp	77,331

10,220	Pha Lai Thermal Power JSC	10,607

20,810	Vinh Hoan Corp	30,174

	Total Vietnam	205,235

	TOTAL COMMON STOCKS (COST $1,675,879,601)	1,558,027,510

	PREFERRED STOCKS (e) — 1.4%

	Brazil — 0.4%

289,300	Banco do Estado do Rio Grande do Sul SA – Class B	679,838

75,300	Bradespar SA	497,409

287,900	Cia Paranaense de Energia – Class B	3,415,114

500	Randon SA Implementos e Participacoes	825

434,400	Telefonica Brasil SA	3,837,418

	Total Brazil	8,430,604

	Colombia — 0.0%

2,263	Banco Davivienda SA	14,864

239,237	Grupo Aval Acciones y Valores SA	53,941

	Total Colombia	68,805

	Germany — 0.1%

4,437	Draegerwerk AG & Co KGaA	352,419

26,852	Henkel AG & Co KGaA	2,401,490

41,026	Schaeffler AG	315,991

2,328	Sixt SE	128,470

1,897	Villeroy & Boch AG	25,107

	Total Germany	3,223,477

	Russia — 0.3%

28,185	Bashneft PJSC	572,260

56,000	Nizhnekamskneftekhim PJSC	66,908

39,510	Sberbank of Russia PJSC	102,729

10,468,200	Surgutneftegas PJSC	5,280,349

101	Transneft PJSC	185,366

	Total Russia	6,207,612

	South Korea — 0.6%

1,464	Hyundai Motor Co Ltd Prf	66,830

2,278	Hyundai Motor Co Ltd-2nd Prf	111,181

22,409	LG Electronics Inc	390,123

384,873	Samsung Electronics Co Ltd	13,399,839

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	South Korea — continued

1,780	Samsung Electronics Co Ltd GDR (Registered)	1,549,119

	Total South Korea	15,517,092

	Taiwan — 0.0%

20,463	CTBC Financial Holding Co Ltd	44,969

	TOTAL PREFERRED STOCKS (COST $33,800,060)	33,492,559

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

60,875	Asian Pay Television Trust *	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	INVESTMENT FUNDS — 0.6%

	United States — 0.6%

308,705	iShares Core MSCI Emerging Markets ETF	13,904,073

	TOTAL INVESTMENT FUNDS (COST $13,728,239)	13,904,073

	DEBT OBLIGATIONS — 7.7%

	United States — 7.7%

	Asset-Backed Securities — 0.2%

94,406	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.97%, due 07/24/29	94,498

119,570	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.82%, due 04/15/31	119,542

54,250	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.74%, due 04/20/31	54,249

57,307	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.99%, due 11/17/27	57,302

161,738	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.74%, due 07/26/31	161,726

140,348	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.09%, due 04/25/26	140,673

103,345	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.29%, due 07/20/25	103,410

86,800	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.82%, due 04/15/30	86,799

467,082	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.17%, due 10/25/37	462,594

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

168,186	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 1.02%, due 04/25/36	168,057

233,662	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 1.92%, due 07/15/31	233,661

82,612	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.70%, due 04/22/30	82,607

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	3

91,547	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.74%, due 04/20/31	91,401

38,426	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.33%, due 01/16/26	38,311

428,000	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 1.79%, due 10/25/31	424,472

209,622	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.99%, due 05/16/31	208,247

72,286	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 1.64%, due 01/27/31	72,161

447,255	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 1.30%, due 07/25/29	439,816

77,306	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 1.84%, due 04/20/31	77,189

227,164	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.74%, due 04/20/31	225,923

132,071	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.09%, due 07/20/30	131,732

45,775	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 0.92%, due 04/25/31	45,651

662,603	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.76%, due 06/25/37	644,227

399,280	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.74%, due 04/19/30	397,307

185,877	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 1.83%, due 01/16/31	185,009

151,753	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 1.56%, due 05/15/26	150,956

405,067	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.88%, due 04/17/28	404,995

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

345,413	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.88%, due 01/17/30	342,751

191,606	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.42%, due 05/25/47	190,217

111,001	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	110,666

	Total Asset-Backed Securities	5,946,152

	U.S. Government — 7.5%

65,000,000	U.S. Treasury Note, 1.50%, due 10/31/21 (c)	66,206,055

43,000,000	U.S. Treasury Note, 1.63%, due 12/31/21 (c)	43,977,578

25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.28%, due 01/31/22 (c)	25,028,077

42,857,200	U.S. Treasury Note, 1.38%, due 01/31/22	43,709,322

	Total U.S. Government	178,921,032

	Total United States	184,867,184

	TOTAL DEBT OBLIGATIONS (COST $186,184,504)	184,867,184

	MUTUAL FUNDS — 27.0%

	United States — 27.0%

	Affiliated Issuers — 27.0%

3,249,428	GMO Emerging Country Debt Fund, Class IV	80,780,779

8,560,809	GMO Emerging Markets Fund, Class VI	245,524,005

6,108,296	GMO Opportunistic Income Fund, Class VI	155,089,632

1,850,110	GMO SGM Major Markets Fund, Class VI	59,055,503

3,936,928	GMO Special Opportunities Fund, Class VI	97,950,761

1,969,795	GMO U.S. Treasury Fund (f)	9,927,770

	TOTAL MUTUAL FUNDS (COST $625,999,719)	648,328,450

	TOTAL INVESTMENTS — 101.6% (Cost $2,535,592,123)	2,438,619,776

	SECURITIES SOLD SHORT — (1.3)%

	Common Stocks — (1.3)%

	Austria — (0.1)%

(9,216)	ANDRITZ AG *	(345,285)

(10,387)	IMMOFINANZ AG *	(194,618)

(800)	OMV AG	(26,435)

(1,601)	Schoeller-Bleckmann Oilfield Equipment AG	(43,585)

(58,852)	voestalpine AG	(1,149,355)

	Total Austria	(1,759,278)

	Brazil — (0.1)%

(81,200)	Pagseguro Digital Ltd – Class A *	(2,576,476)

(5,800)	StoneCo Ltd – Class A *	(183,744)

	Total Brazil	(2,760,220)

Shares	Description	Value ($)

	Canada — (0.0)%

(70,400)	AltaGas Ltd	(755,719)

	Denmark — (0.2)%

(332)	AP Moller – Maersk A/S – Class A	(304,925)

(1,055)	AP Moller – Maersk A/S – Class B	(1,040,149)

(21,542)	Chr Hansen Holding A/S	(2,092,053)

(10,609)	Jyske Bank A/S (Registered) *	(292,956)

	Total Denmark	(3,730,083)

	Finland — (0.1)%

(219,268)	Nokia Oyj	(871,940)

(18,121)	Nokian Renkaat Oyj	(422,104)

	Total Finland	(1,294,044)

	France — (0.0)%

(96,542)	ArcelorMittal SA	(924,630)

(21,351)	Electricite de France SA	(190,513)

	Total France	(1,115,143)

	Germany — (0.2)%

(430,371)	Deutsche Bank AG (Registered) *	(3,602,690)

(47,182)	thyssenkrupp AG *	(320,667)

	Total Germany	(3,923,357)

	Israel — (0.1)%

(10,100)	Wix.com Ltd *	(2,245,533)

	Japan — (0.3)%

(13,100)	Coca-Cola Bottlers Japan Holdings Inc	(260,121)

(600)	CyberAgent Inc	(30,341)

(59)	Daiwa House REIT Investment Corp	(145,499)

(700)	FANUC Corp	(125,089)

(2,000)	Hitachi Metals Ltd	(23,043)

(9,600)	Idemitsu Kosan Co Ltd	(213,732)

(8,500)	IHI Corp	(122,580)

(26,700)	Japan Lifeline Co Ltd	(361,373)

(22)	Japan Real Estate Investment Corp	(119,745)

(55)	Japan Retail Fund Investment Corp (REIT)	(72,538)

(101,400)	JGC Holding Corp	(1,093,475)

(1,800)	JINS Holdings Inc	(114,393)

(20,700)	Kansai Paint Co Ltd	(429,083)

(12,900)	Keikyu Corp	(216,430)

(11,100)	Kobe Steel Ltd *	(41,414)

(46,400)	Kyushu Electric Power Co Inc	(386,732)

(2,900)	Maruichi Steel Tube Ltd	(74,398)

(9,600)	Mitsubishi Materials Corp	(219,004)

(70,600)	Mitsui OSK Lines Ltd	(1,254,555)

(600)	Nidec Corp	(36,934)

(83,800)	Nippon Yusen KK	(1,211,775)

(205,600)	Orient Corp	(245,450)

(23)	Orix JREIT Inc	(33,243)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(48,500)	Yamato Holdings Co Ltd	(1,079,024)

(7,200)	Yaskawa Electric Corp	(259,720)

	Total Japan	(8,169,691)

	Netherlands — (0.0)%

(3,949)	Just Eat Takeaway *	(430,501)

	Norway — (0.0)%

(7,957)	Aker BP ASA	(128,619)

(12,133)	Wallenius Wilhelmsen ASA *	(18,188)

	Total Norway	(146,807)

	Singapore — (0.0)%

(134,600)	Singapore Post Ltd	(73,603)

	Spain — (0.1)%

(28,639)	Cellnex Telecom SA	(1,606,883)

	Sweden — (0.0)%

(19,581)	Lundin Energy AB	(477,745)

(9,801)	Tele2 AB-Class B	(129,862)

	Total Sweden	(607,607)

Shares	Description	Value ($)

	Switzerland — (0.0)%

(1,548)	Dufry AG (Registered)	(46,327)

	United Kingdom — (0.0)%

(336,070)	G4S Plc *	(376,186)

(58)	Mediclinic International Plc	(195)

(283,308)	Melrose Industries Plc	(408,434)

(33,899)	Rolls-Royce Holdings Plc	(115,543)

(23,497)	Weir Group Plc (The)	(283,624)

	Total United Kingdom	(1,183,982)

	United States — (0.1)%

(10,388)	Digital Realty Trust, Inc. (REIT)	(1,491,301)

	TOTAL COMMON STOCKS (PROCEEDS $32,765,487)	(31,340,079)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $32,765,487)	(31,340,079)

	Other Assets and Liabilities (net) — (0.3%)	(7,735,188)

	TOTAL NET ASSETS — 100.0%	$2,399,544,509

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/18/2020	MSCI	AUD	33,756,200	USD	21,705,743	(794,915)
08/06/2020	DB	AUD	2,610,000	USD	1,691,630	(48,086)
08/18/2020	BOA	AUD	33,756,200	USD	21,681,945	(818,092)
08/04/2020	GS	BRL	3,384,476	USD	590,000	(42,533)
06/03/2020	MSCI	CAD	5,847,648	USD	4,200,000	(47,120)
08/14/2020	BCLY	CHF	1,181,686	USD	1,220,000	(11,169)
08/14/2020	JPM	CHF	2,955,670	USD	3,070,000	(9,440)
06/03/2020	MSCI	CLP	1,477,980,000	USD	1,800,000	(46,550)
09/01/2020	JPM	CLP	1,477,980,000	USD	1,810,363	(36,630)
08/06/2020	MSCI	COP	4,182,840,000	USD	1,080,000	(35,234)
07/14/2020	JPM	CZK	44,148,305	USD	1,740,000	(81,598)
06/18/2020	JPM	EUR	130,553,200	USD	141,121,312	(3,845,970)
07/27/2020	DB	EUR	2,180,000	USD	2,369,470	(53,199)
08/18/2020	BCLY	EUR	130,553,200	USD	141,069,260	(4,085,046)
08/18/2020	JPM	EUR	13,143,300	USD	14,416,749	(196,501)
08/18/2020	MSCI	EUR	9,571,100	USD	10,579,755	(61,779)
06/18/2020	JPM	GBP	43,833,100	USD	53,500,118	(637,183)
08/14/2020	MSCI	GBP	5,340,000	USD	6,505,612	(91,214)
08/18/2020	BCLY	GBP	43,833,100	USD	53,456,526	(693,983)
06/18/2020	MSCI	HKD	142,439,600	USD	18,369,348	(442)
08/18/2020	CITI	HKD	142,439,600	USD	18,357,156	15,861
07/14/2020	JPM	HUF	567,175,053	USD	1,750,000	(63,342)
08/19/2020	BCLY	IDR	4,354,669,000	USD	290,000	(2,346)

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/19/2020	JPM	IDR	7,140,000,000	USD	480,000	664
06/04/2020	JPM	INR	79,663,500	USD	1,051,806	(2,160)
07/01/2020	GS	INR	18,182,880	USD	240,000	(148)
06/18/2020	JPM	JPY	8,772,351,700	USD	82,076,137	716,679
08/18/2020	BOA	JPY	8,772,351,700	USD	81,996,857	560,057
08/18/2020	JPM	JPY	1,179,486,900	USD	10,957,390	7,802
08/05/2020	JPM	NZD	7,920,000	USD	4,759,230	(155,377)
08/05/2020	MSCI	NZD	4,890,000	USD	2,973,389	(61,008)
06/02/2020	BCLY	PHP	13,675,230	USD	270,000	(155)
06/02/2020	JPM	PHP	7,604,700	USD	150,000	(231)
06/02/2020	MSCI	PHP	10,759,350	USD	212,530	(21)
09/01/2020	JPM	PHP	13,731,930	USD	270,000	(404)
06/15/2020	JPM	PLN	5,871,716	USD	1,410,000	(53,807)
06/15/2020	MSCI	PLN	1,316,672	USD	330,000	1,756
07/17/2020	MSCI	RUB	131,949,000	USD	1,800,000	(60,440)
06/15/2020	BCLY	THB	20,743,060	USD	650,000	(2,055)
07/16/2020	JPM	TRY	1,665,080	USD	240,000	(545)
08/06/2020	MSCI	USD	2,605,308	AUD	3,980,000	47,592
08/04/2020	MSCI	USD	960,000	BRL	5,160,564	4,471
06/03/2020	JPM	USD	4,100,000	CAD	5,654,367	6,742
08/14/2020	DB	USD	440,000	CHF	425,699	3,525
06/03/2020	JPM	USD	1,810,141	CLP	1,477,980,000	36,409
09/01/2020	MSCI	USD	180,000	CLP	145,386,000	1,685

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Forward Currency Contracts (continued)

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/14/2020	GS	USD	370,000	CZK	9,148,327	7,468
07/14/2020	JPM	USD	910,000	CZK	21,982,979	(2,963)
07/27/2020	JPM	USD	1,360,000	EUR	1,220,000	(4,194)
07/14/2020	CITI	USD	190,000	HUF	59,451,323	75
08/19/2020	JPM	USD	1,360,000	IDR	20,579,520,000	21,583
06/04/2020	GS	USD	1,050,000	INR	79,663,500	3,967
07/01/2020	JPM	USD	450,321	INR	34,237,890	1,871
06/09/2020	MSCI	USD	12,230,000	JPY	1,313,577,221	(48,965)
07/01/2020	BCLY	USD	990,000	KRW	1,222,155,000	1,401
08/21/2020	BOA	USD	310,000	MXN	7,280,774	14,526
08/21/2020	CITI	USD	320,000	MXN	7,155,067	(1,077)
08/21/2020	JPM	USD	1,070,000	MXN	25,548,367	68,768
08/11/2020	JPM	USD	11,080,000	NOK	111,671,965	413,740
08/06/2020	BCLY	USD	210,000	PEN	720,405	(71)
08/06/2020	JPM	USD	930,000	PEN	3,180,600	(3,159)

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/02/2020	JPM	USD	630,000	PHP	32,039,280	2,937
09/01/2020	MSCI	USD	210,823	PHP	10,759,350	1,046
08/04/2020	BCLY	USD	1,180,000	SEK	11,387,708	29,258
08/04/2020	JPM	USD	9,490,000	SEK	92,652,868	348,786
08/18/2020	GS	USD	90,000	SGD	127,261	104
08/18/2020	JPM	USD	1,110,000	SGD	1,566,128	(1,138)
06/15/2020	CITI	USD	350,000	THB	11,131,960	(69)
07/16/2020	JPM	USD	1,540,000	TRY	10,807,477	21,296
07/07/2020	JPM	USD	510,000	TWD	15,281,130	856
07/07/2020	MSCI	USD	960,000	TWD	28,728,000	391
07/31/2020	DB	USD	690,000	ZAR	12,072,412	(6,343)
07/31/2020	JPM	USD	600,000	ZAR	10,561,954	(1,880)

						$(9,767,266)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
135	Mini MSCI Emerging Markets	June 2020	6,297,075	206,279
Sales
2,237	E-mini Russell 2000 Index	June 2020	155,784,680	(18,570,055)
9,354	Euro STOXX 50	June 2020	318,441,552	(34,663,014)
1,489	FTSE 100 Index	June 2020	112,359,530	(6,953,744)
240	Hang Seng Index	June 2020	35,578,251	18,888

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
2,129	S&P 500 E-Mini	June 2020	323,820,900	(31,713,683)
503	SPI 200	June 2020	48,294,190	(3,465,345)
1,207	TOPIX Index	June 2020	175,232,646	(12,564,978)

			$1,169,511,749	$(107,911,931)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread(1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX-NAHYS34V1-5Y		USD	18,709,180	5.00%	5.41%	18,709,180 USD	06/20/2025	Quarterly	$(2,047,937)	$(319,758)	$1,728,179

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Swap Contracts (continued)

OTC Credit Default Swaps (continued)

(1)

As of May 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month AUD BBSW	0.89%	AUD	1,870,000	06/17/2030	Semi-Annually	1,981	1,264	(717)
0.88%	6 Month AUD BBSW	AUD	7,430,000	06/17/2030	Semi-Annually	—	(427)	(427)
0.89%	6 Month AUD BBSW	AUD	3,720,000	06/17/2030	Semi-Annually	—	(2,757)	(2,757)
6 Month AUD BBSW	0.95%	AUD	48,480,000	06/17/2030	Semi-Annually	(18,122)	203,203	221,325
6 Month AUD BBSW	0.90%	AUD	6,420,000	06/17/2030	Semi-Annually	2,111	6,429	4,318
3 Month CAD LIBOR	1.00%	CAD	36,380,000	06/17/2030	Semi-Annually	5,081	(6,286)	(11,367)
6 Month CHF LIBOR	(0.34)%	CHF	32,550,000	06/17/2030	Semi-Annually	77,941	23,742	(54,199)
0.63%	3 Month NZD Bank Bill Rate	NZD	1,520,000	06/17/2030	Quarterly	(643)	7,993	8,636
0.70%	3 Month NZD Bank Bill Rate	NZD	1,970,000	06/17/2030	Quarterly	—	1,476	1,476
3 Month SEK STIBOR	0.35%	SEK	38,100,000	06/17/2030	Quarterly	—	(8,831)	(8,831)
3 Month SEK STIBOR	0.37%	SEK	106,700,000	06/17/2030	Quarterly	(18,754)	(10,658)	8,096
3 Month SEK STIBOR	0.40%	SEK	90,300,000	06/17/2030	Quarterly	8,321	24,330	16,009
(0.12)%	6 Month EURIBOR	EUR	37,530,000	06/19/2030	Semi-Annually	71,073	(54,211)	(125,284)
(0.09)%	6 Month EURIBOR	EUR	2,040,000	06/19/2030	Semi-Annually	—	(9,435)	(9,435)
(0.14)%	6 Month EURIBOR	EUR	2,970,000	06/19/2030	Semi-Annually	—	4,819	4,819
0.46%	6 Month GBP LIBOR	GBP	16,490,000	06/19/2030	Semi-Annually	12,292	(125,294)	(137,586)
0.70%	3 Month USD LIBOR	USD	12,440,000	06/19/2030	Quarterly	—	(65,971)	(65,971)
0.70%	3 Month USD LIBOR	USD	12,450,000	06/19/2030	Quarterly	—	(65,409)	(65,409)
3 Month USD LIBOR	0.69%	USD	2,060,000	06/19/2030	Quarterly	—	9,295	9,295
3 Month USD LIBOR	0.66%	USD	1,180,000	06/19/2030	Quarterly	—	1,825	1,825
3 Month USD LIBOR	0.67%	USD	1,190,000	06/19/2030	Quarterly	—	2,369	2,369

						$141,281	$(62,534)	$(203,815)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month USD LIBOR minus a spread of 0.25%	Total Return on iShare iBoxx High Yield Corporate Bond ETF	GS	USD	18,978,403	06/01/2020	At Maturity	—	901,450	901,450
1 Month USD LIBOR minus a spread of 0.10%	Total Return on iShare iBoxx High Yield Corporate Bond ETF	CITI	USD	13,254,361	06/11/2020	At Maturity	—	521,020	521,020
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	1,758,323	12/07/2020	Monthly	—	(3,631)	(3,631)
Total Return on Equity Basket(g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,923,133	06/18/2022	Monthly	—	(319,619)	(319,619)
Total Return on Equity Basket(g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,313,243	06/18/2022	Monthly	—	(56,707)	(56,707)
Total Return on Equity Basket(g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	3,827,620	06/18/2022	Monthly	—	101,517	101,517
Total Return on Equity Basket(g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	3,998,336	06/18/2022	Monthly	—	(175,697)	(175,697)
Total Return on Equity Basket(g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	237,355	06/18/2022	Monthly	—	(6,108)	(6,108)
Total Return on Equity Basket(g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,270,868	06/18/2022	Monthly	—	(62,590)	(62,590)

							$—	$899,635	$899,635

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	All or a portion of this security is purchased with collateral from securities loaned.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portoflio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDI - Certificado de Deposito Interbancario

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

QAR - Qatari Rial

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 99.2%

	Affiliated Issuers — 99.2%

6,797,224	GMO Alternative Allocation Fund, Class VI	129,555,088

3,633,252	GMO Asset Allocation Bond Fund, Class VI	84,327,784

8,079,943	GMO Core Plus Bond Fund, Class IV	181,960,326

1,943,000	GMO Cyclical Focus Fund, Class VI	42,396,260

1,863,214	GMO Emerging Country Debt Fund, Class IV	46,319,496

9,115,356	GMO Emerging Markets Fund, Class VI	261,428,417

15,480,670	GMO International Equity Fund, Class IV	292,429,862

1,054,792	GMO Opportunistic Income Fund, Class VI	26,781,158

1,115,415	GMO Quality Fund, Class VI	26,535,725

583,999	GMO Risk Premium Fund, Class VI	13,869,972

8,799,743	GMO U.S. Equity Fund, Class VI	107,004,879

4,918,897	GMO U.S. Small Cap Value Fund, Class VI	78,702,356

1,686,549	GMO U.S. Treasury Fund	8,500,207

	TOTAL MUTUAL FUNDS (COST $1,402,646,863)	1,299,811,530

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

23,312	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + 0.28%, 0.45%, due 02/25/36	8,232

12,663	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.67%, due 10/25/34	11,524

12,961	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.69%, due 02/26/34	11,012

	TOTAL DEBT OBLIGATIONS (Cost $32,900)	30,768

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2020.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%

10,923,487	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (a)	10,923,487

	TOTAL SHORT-TERM INVESTMENTS (COST $10,923,487)	10,923,487

	TOTAL INVESTMENTS — 100.0% (Cost $1,413,603,250)	1,310,765,785

	Other Assets and Liabilities (net) — 0.00%	34,413

	TOTAL NET ASSETS — 100.0%	$1,310,800,198

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1,020	MSCI EAFE	June 2020	$88,005,600	$(6,856,232)

+	Buys – Fund is long the futures contract.
Sales – Fund is short the futures contract.

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

155,500	GMO Cyclical Focus Fund, Class VI	3,393,010

222,525	GMO Emerging Markets Fund, Class VI	6,382,007

1,658,632	GMO International Equity Fund, Class IV	31,331,568

341,238	GMO Quality Fund, Class VI	8,118,059

813,326	GMO U.S. Equity Fund, Class VI	9,890,042

442,255	GMO U.S. Small Cap Value Fund, Class VI	7,076,083

	TOTAL MUTUAL FUNDS (COST $68,099,718)	66,190,769

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

55,108	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (a)	55,108

	TOTAL SHORT-TERM INVESTMENTS (COST $55,108)	55,108

	TOTAL INVESTMENTS — 100.1% (Cost $68,154,826)	66,245,877

	Other Assets and Liabilities (net) — (0.1%)	(39,876)

	TOTAL NET ASSETS — 100.0%	$66,206,001

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2020.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

3,330,000	GMO Cyclical Focus Fund, Class VI	72,660,600

12,379,966	GMO Emerging Markets Fund, Class VI	355,057,423

28,792,669	GMO International Equity Fund, Class IV	543,893,522

7,986,793	GMO Quality Fund, Class VI	190,005,807

7,017,131	GMO U.S. Equity Fund, Class VI	85,328,308

9,164,664	GMO U.S. Small Cap Value Fund, Class VI	146,634,631

	TOTAL MUTUAL FUNDS (COST $1,553,891,169)	1,393,580,291

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

499,740	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (a)	499,740

	TOTAL SHORT-TERM INVESTMENTS (COST $499,740)	499,740

	TOTAL INVESTMENTS — 100.0% (Cost $1,554,390,909)	1,394,080,031

	Other Assets and Liabilities (net) — (0.0%)	(82,170)

	TOTAL NET ASSETS — 100.0%	$1,393,997,861

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2020.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 78.9%

	Australia — 1.0%

694,536	Accent Group Ltd	628,525

198,666	Adairs Ltd	247,813

240,043	Ampol Ltd	4,342,726

75,678	Ansell Ltd	1,776,004

156,626	Appen Ltd (a)	3,225,506

258,547	Asaleo Care Ltd	176,145

32,944	Austal Ltd	73,537

1,135,037	Australian Pharmaceutical Industries Ltd *	851,657

74,668	Aventus Group (REIT)	98,832

978,956	Beach Energy Ltd	1,057,678

144,320	Brickworks Ltd	1,489,076

10,578	Coca-Cola Amatil Ltd	61,860

111,956	Codan Ltd	527,574

340,832	CSR Ltd *	929,158

3,458,832	Fortescue Metals Group Ltd	32,019,817

333,516	GDI Property Group (REIT)	241,424

731,114	Genworth Mortgage Insurance Australia Ltd (a)	1,023,672

196,020	JB Hi-Fi Ltd (a)	4,861,335

423,874	Mount Gibson Iron Ltd	192,150

171,195	Rio Tinto Ltd	10,692,692

288,828	Sandfire Resources NL	845,662

124,925	Tassal Group Ltd (a)	334,816

38,022	Virtus Health Ltd	80,252

	Total Australia	65,777,911

	Austria — 0.0%

20,243	FACC AG (a)	149,451

7,001	POLYTEC Holding AG	39,309

29,352	Vienna Insurance Group AG Wiener Versicherung Gruppe	619,019

	Total Austria	807,779

	Belgium — 0.3%

5,038	Ageas SA *	171,968

437,425	AGFA-Gevaert NV *	1,760,636

4,684	Barco NV	820,468

4,764	Colruyt SA	287,549

156,093	UCB SA	15,622,593

	Total Belgium	18,663,214

	Brazil — 1.2%

580,600	Banco do Brasil SA	3,355,453

254,500	Banco Santander Brasil SA	1,216,152

594,500	Camil Alimentos SA	1,106,269

1,076,120	Cia de Saneamento Basico do Estado de Sao Paulo	10,954,189

51,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	517,548

130,900	Cia Paranaense de Energia	1,461,994

Shares	Description	Value ($)

	Brazil — continued

75,300	Construtora Tenda SA	354,042

58,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	185,817

694,200	Embraer SA *	966,570

144,000	Grendene SA	195,911

357,800	Hypera SA	2,160,358

126,000	Instituto Hermes Pardini SA	437,056

5,827,900	JBS SA	23,993,959

194,400	Mahle-Metal Leve SA	647,356

4,925,000	Petrobras Distribuidora SA	19,972,078

42,500	Petroleo Brasileiro SA Sponsored ADR	324,275

621,800	Qualicorp Consultoria e Corretora de Seguros SA	2,763,918

1,221,000	TIM Participacoes SA	3,116,395

518,700	Tupy SA	1,474,557

271,800	Vale SA	2,699,511

	Total Brazil	77,903,408

	Canada — 1.4%

202,800	AGF Management Ltd – Class B	552,348

21,900	Bank of Nova Scotia (The)	877,527

61,600	Bausch Health Cos Inc *	1,134,601

46,900	Bird Construction Inc (a)	193,820

98,248	BRP Inc	3,402,306

69,200	Canaccord Genuity Group Inc	282,962

5,000	Canadian Imperial Bank of Commerce	320,623

11,200	Canadian Western Bank	183,759

39,100	Canfor Pulp Products Inc *	176,920

64,900	Cascades Inc	665,568

166,400	Celestica Inc *	1,133,625

166,800	CI Financial Corp	1,977,104

30,900	Cogeco Communications Inc	2,307,541

21,800	Cogeco Inc	1,366,092

9,700	Enbridge Inc	314,765

100	Equitable Group Inc	4,751

9,000	Franco-Nevada Corp	1,263,275

241,400	iA Financial Corp Inc	7,709,161

78,700	IGM Financial Inc (a)	1,869,114

32,100	Labrador Iron Ore Royalty Corp	522,469

15,700	Magna International Inc (b)	662,049

39,700	Magna International Inc (b)	1,674,546

107,000	Martinrea International Inc	703,308

22,500	Morguard North American Residential Real Estate Investment Trust	233,195

42,200	National Bank of Canada	1,837,754

94,443	Nutrien Ltd	3,211,062

38,400	Real Matters Inc *	662,382

305,300	Rogers Sugar Inc (a)	1,044,386

455,000	Royal Bank of Canada	29,520,391

44,700	Russel Metals Inc (a)	475,294

291,900	Sun Life Financial Inc (b)	10,013,028

148,500	Sun Life Financial Inc (b)	5,108,400

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

3,300	TC Energy Corp (b)	148,533

4,200	TC Energy Corp (b)	189,280

47,000	Teekay Tankers Ltd – Class A * (a)	816,860

108,600	Teranga Gold Corp *	853,435

23,800	Timbercreek Financial Corp	141,917

128,700	Toronto-Dominion Bank (The) (a)	5,513,110

79,200	Transat AT Inc *	391,154

30,420	Transcontinental Inc – Class A	264,464

20,400	Wajax Corp	124,014

13,100	Westshore Terminals Investment Corp (a)	139,197

	Total Canada	89,986,090

	Chile — 0.2%

488,396	Banco de Chile	41,499

1,900	Banco Santander Chile ADR	29,963

16,238,605	Enel Americas SA	2,363,565

1,028,300	Enel Americas SA ADR	7,629,986

18,209	Inversiones La Construccion SA	118,299

66,996,891	Itau CorpBanca Chile SA	155,690

59,897	Parque Arauco SA	101,026

	Total Chile	10,440,028

	China — 13.7%

5,548,000	361 Degrees International Ltd	733,317

994,000	7Road Holdings Ltd *(c)	177,603

21,000	AAC Technologies Holdings Inc	108,871

10,719,000	Agile Group Holdings Ltd	11,124,801

6,497,700	Agricultural Bank of China Ltd – Class A	3,096,392

73,755,000	Agricultural Bank of China Ltd – Class H	29,932,103

77,900	Alibaba Group Holding Ltd *	2,014,251

290,600	Alibaba Group Holding Ltd Sponsored ADR *	60,267,534

698,932	Anhui Conch Cement Co Ltd – Class A	5,578,358

6,244,000	Anhui Conch Cement Co Ltd – Class H	47,082,844

601,672	Anhui Expressway Co Ltd – Class A	439,128

5,000	ANTA Sports Products Ltd	44,810

390,000	Asia Cement China Holdings Corp	448,392

16,582,500	BAIC Motor Corp Ltd – Class H	6,722,143

99,695,000	Bank of China Ltd – Class H	36,646,051

46,077,000	Bank of Communications Co Ltd – Class H	28,074,205

1,538,000	BBMG Corp – Class H	319,445

260,000	Beijing Capital International Airport Co Ltd – Class H	162,890

186,000	Beijing Enterprises Water Group Ltd *	70,706

2,996,475	Beijing North Star Co Ltd – Class A	1,144,174

18,000	Central China Real Estate Ltd	9,017

1,000	CGN Power Co Ltd – Class H	230

8,999,000	China Cinda Asset Management Co Ltd – Class H	1,676,302

27,560,000	China CITIC Bank Corp Ltd – Class H	12,043,839

1,409,000	China Coal Energy Co Ltd – Class H	338,095

Shares	Description	Value ($)

	China — continued

12,246,000	China Communications Services Corp Ltd – Class H	8,166,598

18,597,403	China Construction Bank Corp – Class A	16,610,363

28,944,000	China Construction Bank Corp – Class H	22,827,938

7,529,000	China Everbright Bank Co Ltd – Class H	3,065,911

23,000	China Gas Holdings Ltd	81,313

3,659,000	China Greenfresh Group Co Ltd *	47,326

3,958,000	China Huarong Asset Management Co Ltd – Class H	407,139

5,960,000	China Jinmao Holdings Group Ltd	4,160,980

42,000	China Kepei Education Group Ltd	34,240

10,316,000	China Lesso Group Holdings Ltd	12,541,658

1,606,000	China Lilang Ltd	858,448

8,446,000	China Machinery Engineering Corp – Class H	2,008,940

8,968,925	China Medical System Holdings Ltd	10,285,202

269,600	China Merchants Bank Co Ltd – Class A	1,281,425

1,049,500	China Mobile Ltd	7,420,738

24,698,000	China National Building Material Co Ltd – Class H	28,019,617

1,298,534	China National Chemical Engineering Co Ltd – Class A	1,013,780

3,296,000	China Oriental Group Co Ltd	914,431

432,000	China Overseas Grand Oceans Group Ltd	231,547

3,836,000	China Overseas Land & Investment Ltd	11,764,165

75,000	China Overseas Property Holdings Ltd	85,632

1,047,753	China Pacific Insurance Group Co Ltd – Class A	4,168,246

683,800	China Pacific Insurance Group Co Ltd – Class H	1,900,626

1,200	China Petroleum & Chemical Corp ADR	57,036

58,266,000	China Petroleum & Chemical Corp – Class H	27,185,180

20,937,700	China Railway Construction Corp Ltd – Class H	18,799,653

8,027,000	China Railway Group Ltd – Class H	4,406,955

273,000	China Reinsurance Group Corp – Class H	28,717

4,422,000	China Resources Cement Holdings Ltd	5,586,832

434,000	China Resources Gas Group Ltd	2,377,557

3,106,000	China Resources Land Ltd	12,386,133

15,470,000	China Resources Pharmaceutical Group Ltd	8,458,080

5,882,000	China SCE Group Holdings Ltd	2,448,604

4,869,163	China Shenhua Energy Co Ltd – Class A	11,186,959

7,336,500	China Shenhua Energy Co Ltd – Class H	13,438,287

2,245,000	China Shineway Pharmaceutical Group Ltd	1,424,948

242,000	China South City Holdings Ltd	22,285

311,600	China Taiping Insurance Holdings Co Ltd	466,150

32,516,000	China Telecom Corp Ltd – Class H	10,786,620

656,000	China Traditional Chinese Medicine Holdings Co Ltd	279,480

1,958,493	China Vanke Co Ltd – Class A	7,074,679

1,093,200	China Vanke Co Ltd – Class H	3,568,741

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

36,200	China Yuchai International Ltd	447,432

1,019,600	China Zhongwang Holdings Ltd	192,042

628,000	Chongqing Rural Commercial Bank Co Ltd – Class H	241,981

56,000	Colour Life Services Group Co Ltd *	25,451

6,176,506	Country Garden Holdings Co Ltd	7,731,395

251,500	Dali Foods Group Co Ltd	159,971

1,634,000	Datang International Power Generation Co Ltd – Class H	219,230

320,000	Dongfeng Motor Group Co Ltd – Class H	202,443

4,985,000	Dongyue Group Ltd	1,993,738

18,800	ENN Energy Holdings Ltd	220,712

1,663,500	Fantasia Holdings Group Co Ltd *	290,742

200,000	Fu Shou Yuan International Group Ltd	186,907

5,953,000	Geely Automobile Holdings Ltd	8,225,336

586,000	Great Wall Motor Co Ltd – Class H	373,206

879,000	Greenland Hong Kong Holdings Ltd	287,720

9,466,000	Guangdong Investment Ltd	18,718,291

1,976,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	4,830,374

10,065,600	Guangzhou R&F Properties Co Ltd – Class H	12,507,551

391,000	Haier Electronics Group Co Ltd	1,094,753

662,500	Hebei Construction Group Corp Ltd – Class H	580,557

3,337,390	Hisense Home Appliances Group Co Ltd – Class A	5,560,651

1,659,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	2,031,377

844,231	HLA Corp Ltd – Class A	720,968

78,600	Hollysys Automation Technologies Ltd	981,714

120,000	Hopson Development Holdings Ltd	129,472

9,910,000	Huabao International Holdings Ltd	3,470,152

1,852,000	Huadian Power International Corp Ltd – Class H	568,633

614,517	Huaxin Cement Co Ltd – Class A	2,145,040

6,770,000	IGG Inc	4,120,152

12,538,546	Industrial & Commercial Bank of China Ltd – Class A	9,001,788

30,006,000	Industrial & Commercial Bank of China Ltd – Class H	19,435,422

100	Jiangsu Expressway Co Ltd – Class A	141

183,000	Jingrui Holdings Ltd	45,581

38,000	JNBY Design Ltd *	32,827

637,000	Kingboard Chemical Holdings Ltd	1,551,156

1,002,500	Kingboard Laminates Holdings Ltd	885,532

346,000	Kunlun Energy Co Ltd	213,398

11,716	Lao Feng Xiang Co Ltd – Class A	76,446

333,000	Lee & Man Paper Manufacturing Ltd	180,219

1,295,300	Livzon Pharmaceutical Group Inc – Class H	5,218,890

3,108,000	Logan Property Holdings Co Ltd	4,671,121

1,055,000	Longfor Properties Co Ltd	4,824,656

9,622,000	Lonking Holdings Ltd	3,254,098

Shares	Description	Value ($)

	China — continued

604,000	Maanshan Iron & Steel Co Ltd – Class H	172,983

4,479,000	Metallurgical Corp of China Ltd – Class H	696,213

1,262,760	Midea Group Co Ltd – Class A	10,477,666

47,900	NetEase Inc ADR (d)	18,340,910

121,300	New China Life Insurance Co Ltd – Class H	380,809

2,069,000	Nexteer Automotive Group Ltd	1,136,155

4,716,000	Nine Dragons Paper Holdings Ltd	4,146,758

641,000	PAX Global Technology Ltd	249,048

793,000	People’s Insurance Co Group of China Ltd (The) – Class H	239,883

22,577,000	PICC Property & Casualty Co Ltd – Class H	19,753,190

1,050,970	Ping An Insurance Group Co of China Ltd – Class A	10,458,416

1,196,000	Poly Property Group Co Ltd	384,108

30,196,000	Postal Savings Bank of China Co Ltd – Class H	19,340,399

1,289,000	Powerlong Real Estate Holdings Ltd	720,183

1,000	Qingdao Port International Co Ltd – Class A	802

108,000	Redco Properties Group Ltd	47,996

652,000	Redsun Properties Group Ltd	228,782

392,000	Road King Infrastructure Ltd	511,357

1,108,000	Shanghai Jin Jiang Capital Co Ltd – Class H	204,365

8,300,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	13,158,139

55,348	Shenzhen Expressway Co Ltd – Class A	69,803

424,000	Shenzhen Expressway Co Ltd – Class H	430,352

887,228	Shenzhen Investment Ltd	275,000

195,800	Shenzhou International Group Holdings Ltd	2,356,142

10,649,076	Shimao Property Holdings Ltd	44,660,550

888,500	Shui On Land Ltd	147,397

2,798,000	Sino Biopharmaceutical Ltd	4,421,206

665,882	Sinoma International Engineering Co – Class A	526,179

924,000	Sinopec Engineering Group Co Ltd – Class H	388,536

12,160,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	3,027,135

453,200	Sinopharm Group Co Ltd – Class H	1,119,276

1,814,000	Sinotrans Ltd – Class H	374,431

1,299,500	Sinotruk Hong Kong Ltd	3,167,522

153,000	Sun Art Retail Group Ltd	235,510

1,937,771	Suning Universal Co Ltd – Class A	815,145

20,800	Sunny Optical Technology Group Co Ltd	279,529

553,000	TCL Electronics Holdings Ltd	235,254

1,230,000	Texhong Textile Group Ltd	847,844

588,000	Tianjin Development Holdings Ltd	99,727

914,000	Tianjin Port Development Holdings Ltd	56,295

8,286,000	Tianneng Power International Ltd	8,396,810

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

122,000	Times China Holdings Ltd	180,607

691,000	Towngas China Co Ltd *	318,244

169,000	Vinda International Holdings Ltd	514,397

2,121,000	Want Want China Holdings Ltd	1,538,020

9,834,000	Weichai Power Co Ltd – Class H	17,035,754

3,591,076	Weifu High-Technology Group Co Ltd – Class A	9,903,913

7,380,000	West China Cement Ltd	1,380,909

568,000	XTEP International Holdings Ltd	184,191

1,220,000	Yadea Group Holdings Ltd	623,709

585,400	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	2,081,025

12,300	Yum China Holdings Inc	569,982

3,450,283	Yuzhou Properties Co Ltd	1,422,721

2,186,000	Zhejiang Expressway Co Ltd – Class H	1,539,910

1,756,488	Zhejiang Weixing New Building Materials Co Ltd – Class A	2,945,935

51,800	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	37,233

601,000	Zhongsheng Group Holdings Ltd	3,109,469

	Total China	859,747,750

	Colombia — 0.0%

35,632	Grupo Argos SA	83,110

	Czech Republic — 0.0%

209,214	Moneta Money Bank AS	465,280

	Denmark — 0.0%

8,609	Coloplast A/S – Class B	1,456,085

44,629	Matas A/S	399,101

3,054	Ringkjoebing Landbobank A/S	212,752

59,514	Scandinavian Tobacco Group A/S	896,006

	Total Denmark	2,963,944

	Finland — 0.1%

124,976	Neste Oyj	5,092,635

8,911	Sanoma Oyj	86,610

58,318	Tokmanni Group Corp	788,115

	Total Finland	5,967,360

	France — 2.9%

40,421	ALD SA (a)	447,281

32,493	Alten SA	2,624,800

56,860	APERAM SA	1,564,663

20,306	Arkema	1,780,639

2,609	Assystem SA	62,497

2,426	Axway Software SA	40,534

1,045	BioMerieux	150,158

77,057	BNP Paribas SA *	2,772,928

2,088	Boiron SA	76,405

1,034	Caisse Regionale de Credit Agricole Mutuel Nord de France	27,386

10,293	Christian Dior SE	4,379,333

Shares	Description	Value ($)

	France — continued

116,190	Coface SA	666,689

49,613	Dassault Systemes SE (d)	8,470,522

75,989	Derichebourg SA	234,958

18,283	Eiffage SA *	1,668,969

25,835	Fnac Darty SA *	846,597

65,613	Gaztransport Et Technigaz SA	4,924,948

975	Groupe Crit	59,728

1,125	HEXAOM	37,107

99,600	Ingenico Group SA	13,863,310

9,943	Interparfums SA *	362,112

2,892	Ipsen SA	226,272

70,398	IPSOS	1,722,954

25,882	Kaufman & Broad SA (a)	918,759

6,753	Kering SA	3,540,327

144,815	L’Oreal SA	42,475,886

9,464	LVMH Moet Hennessy Louis Vuitton SE	3,970,388

2,885	Mersen SA	66,541

129,209	Metropole Television SA *	1,507,173

17,696	Nexans SA *	725,205

803,774	Peugeot SA * (a)	11,538,496

87,764	Quadient	1,273,100

3,353	Rothschild & Co *	69,888

76,480	Safran SA	7,369,525

441,057	Sanofi	43,141,889

4,200	Sanofi ADR	206,262

50,870	Schneider Electric SE	5,036,779

11,103	STMicroelectronics NV	275,742

407,100	STMicroelectronics NV – NY Shares	10,116,435

2,012	Synergie SA	47,297

22,059	TOTAL SA	836,495

1,121	Union Financiere de France BQE SA	18,878

3,484	Vilmorin & Cie SA	183,461

	Total France	180,329,316

	Germany — 1.6%

38,367	Allianz SE (Registered)	6,953,488

5,304	Amadeus Fire AG *	597,399

3,675	Bauer AG	45,780

53,968	Bayer AG (Registered)	3,689,230

2,531	Bechtle AG	449,546

16,051	Beiersdorf AG	1,685,983

3,081	bet-at-home.com AG	138,525

46,962	Borussia Dortmund GmbH & Co KGaA	330,832

26,825	Carl Zeiss Meditec AG *	2,745,052

633,962	CECONOMY AG *	1,880,989

1,429	Cewe Stiftung & Co KGaA	146,228

20,715	Covestro AG	770,122

46,474	CropEnergies AG	456,197

591,278	Deutsche Pfandbriefbank AG (d)	4,090,048

171,289	Deutz AG	684,005

355,948	Dialog Semiconductor Plc *	14,234,019

3,624	Draegerwerk AG & Co KGaA	234,215

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

20,493	DWS Group GmbH & Co KGaA	772,261

6,632	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,049,527

3,871	Elmos Semiconductor AG	86,807

11,909	Gerresheimer AG	1,018,941

2,718	Gesco AG	51,560

1,207	Grammer AG	26,426

38,846	Hamburger Hafen und Logistik AG	633,854

43,199	Hannover Rueck SE	6,976,547

23,155	Henkel AG & Co KGaA	1,862,169

10,589	Hornbach Holding AG & Co KGaA	762,969

238,656	Infineon Technologies AG	5,030,327

5,374	KWS Saat SE & Co KGaA	378,518

33,492	Merck KGaA	3,860,792

32,485	METRO AG	303,868

2,835	OHB SE *	111,838

208,201	QIAGEN NV * (a)	9,117,122

41,508	Siemens AG (Registered)	4,576,452

92,043	Siemens Healthineers AG	4,778,967

24,322	Siltronic AG	2,402,545

68,181	Software AG *	2,639,001

49,739	Takkt AG	484,028

55,606	Talanx AG *	1,957,128

51,302	VERBIO Vereinigte BioEnergie AG	511,165

61,405	Volkswagen AG	9,769,733

18,109	Wuestenrot & Wuerttembergische AG	330,653

	Total Germany	98,624,856

	Greece — 0.0%

776,225	Alpha Bank AE *	478,215

1,079,247	Eurobank Ergasias Services and Holdings SA *	462,435

521,780	National Bank of Greece SA *	700,256

8,270	Titan Cement International SA *	103,735

	Total Greece	1,744,641

	Hong Kong — 0.6%

21,200	AIA Group Ltd	173,963

133,900	ASM Pacific Technology Ltd	1,228,526

346,500	BOC Hong Kong Holdings Ltd	975,956

279,800	Budweiser Brewing Co APAC Ltd*	788,717

346,000	Cafe de Coral Holdings Ltd	624,456

277,000	Chow Sang Sang Holdings International Ltd	268,175

3,206,000	CITIC Telecom International Holdings Ltd	1,019,757

1,590,000	CSI Properties Ltd	45,612

721,200	Dah Sing Banking Group Ltd	641,305

540,000	Dah Sing Financial Holdings Ltd	1,511,351

1,292,000	Giordano International Ltd	185,700

1,834,000	HKT Trust & HKT Ltd – Class SS	2,609,046

1,600,213	I-CABLE Communications Ltd *	11,012

Shares	Description	Value ($)

	Hong Kong — continued

44,200	Jardine Strategic Holdings Ltd	883,230

1,429,500	Johnson Electric Holdings Ltd	2,459,240

192,000	LVGEM China Real Estate Investment Co Ltd	58,689

650,000	Man Wah Holdings Ltd	510,635

1,234,000	Pacific Textiles Holdings Ltd	517,983

138,000	Pico Far East Holdings Ltd	17,841

245,000	Prosperity REIT	69,314

229,000	Regal Real Estate Investment Trust	33,286

644,000	Shun Tak Holdings Ltd *	229,189

536,000	Singamas Container Holdings Ltd	31,294

263,000	SJM Holdings Ltd	293,861

594,000	Sun Hung Kai & Co Ltd	238,723

46,000	TAI Cheung Holdings Ltd	29,245

698,000	VSTECS Holdings Ltd	312,243

571,600	VTech Holdings Ltd	3,461,037

12,894,500	WH Group Ltd	11,217,496

414,000	Wheelock & Co Ltd	2,810,356

712,000	Xinyi Glass Holdings Ltd	756,450

1,524,500	Yue Yuen Industrial Holdings Ltd	2,195,182

	Total Hong Kong	36,208,870

	Hungary — 0.1%

896,751	Magyar Telekom Telecommunications Plc	1,127,403

141,899	Richter Gedeon Nyrt	3,101,269

	Total Hungary	4,228,672

	India — 1.4%

23,631	Ajanta Pharma Ltd	478,613

19,778	Alembic Pharmaceuticals Ltd	225,824

30,354	Alkem Laboratories Ltd	912,232

8,413	Amara Raja Batteries Ltd	68,631

1,665,413	Ashok Leyland Ltd	934,942

104,228	Asian Paints Ltd	2,314,465

179,637	Bajaj Auto Ltd	6,454,142

21,341	Balkrishna Industries Ltd	305,382

908,502	Balrampur Chini Mills Ltd	1,200,142

122,273	Castrol India Ltd	186,797

26,839	Dr Reddy’s Laboratories Ltd	1,440,871

159,700	Dr Reddy’s Laboratories Ltd ADR	8,534,368

762,659	Firstsource Solutions Ltd	314,255

252,138	Granules India Ltd	572,848

2,774,474	HCL Technologies Ltd	20,313,662

91,213	HDFC Bank Ltd	1,149,431

17,101	Hero MotoCorp Ltd	530,931

151,133	Hindustan Petroleum Corp Ltd	386,121

116,378	Hindustan Unilever Ltd	3,174,626

102,379	Housing Development Finance Corp Ltd	2,269,640

542,577	ICICI Bank Ltd	2,360,440

212,635	Indiabulls Housing Finance Ltd	346,086

2,964,486	Indian Oil Corp Ltd	3,283,646

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued

1,059,369	ITC Ltd	2,763,429

285,982	Just Dial Ltd *	1,487,601

155,879	Kotak Mahindra Bank Ltd	2,532,008

519,465	Mahindra & Mahindra Financial Services Ltd	959,705

265,077	Manappuram Finance Ltd	441,727

211,939	Mphasis Ltd	2,434,882

165,212	Narayana Hrudayalaya Ltd	597,965

495,830	National Aluminium Co Ltd	192,486

17,982	Polycab India Ltd *	162,905

5,104,941	Power Finance Corp Ltd	5,060,296

809,264	PTC India Ltd	353,424

168,162	Rain Industries Ltd	161,675

55,410	Rajesh Exports Ltd	355,800

5,991,102	REC Ltd	7,051,211

129,632	Shriram Transport Finance Co Ltd	981,117

177,382	Sonata Software Ltd	474,526

7,843	Sun TV Network Ltd	39,957

58,873	Tata Chemicals Ltd	238,771

2,012,471	Tata Power Co Ltd (The)	972,751

126,805	Titan Co Ltd	1,498,700

7,894	Torrent Pharmaceuticals Ltd	240,159

58,300	Vedanta Ltd ADR	284,504

78,614	Wipro Ltd	220,426

	Total India	87,264,120

	Indonesia — 0.2%

1,683,300	Astra International Tbk PT	550,880

1,253,600	Bank Central Asia Tbk PT	2,230,639

3,416,600	Bank Mandiri Persero Tbk PT	1,049,933

3,493,600	Bank Negara Indonesia Persero Tbk PT	919,561

4,503,100	Bank Pembangunan Daerah Jawa Timur Tbk PT	150,672

14,142,400	Bank Rakyat Indonesia Persero Tbk PT	2,863,619

4,481,800	Bank Tabungan Negara Persero Tbk PT	233,140

315,500	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	62,381

2,711,100	Bukit Asam Tbk PT	360,923

3,068,800	Bumi Serpong Damai Tbk PT *	133,380

2,540,600	Gajah Tunggal Tbk PT *	61,692

2,455,700	Indo Tambangraya Megah Tbk PT	1,366,760

1,714,500	Jasa Marga Persero Tbk PT	416,597

1,475,700	Matahari Department Store Tbk PT *	146,749

450,800	Pabrik Kertas Tjiwi Kimia Tbk PT	122,497

6,301,200	Pakuwon Jati Tbk PT	156,128

60,353,400	Panin Financial Tbk PT *	696,615

15,325,400	Ramayana Lestari Sentosa Tbk PT	599,543

3,607,100	Telekomunikasi Indonesia Persero Tbk PT	778,397

	Total Indonesia	12,900,106

Shares	Description	Value ($)

	Ireland — 0.8%

126,760	AIB Group Plc *	139,807

452,563	Bank of Ireland Group Plc	808,289

31,166	CRH Plc	1,003,598

255,100	CRH Plc Sponsored ADR (a)	8,204,016

210,144	Flutter Entertainment Plc *	26,735,956

45,691	Glanbia Plc	499,996

811,921	Hibernia REIT Plc	984,559

430,788	Irish Residential Properties REIT Plc	627,442

13,182	Kerry Group Plc – Class A	1,633,259

149,222	Origin Enterprises Plc	459,129

94,732	Permanent TSB Group Holdings Plc *	48,417

208,821	Ryanair Holdings Plc *	2,590,751

121,418	Smurfit Kappa Group Plc	3,964,985

81,464	Total Produce Plc	102,957

	Total Ireland	47,803,161

	Israel — 0.0%

6,478	Nova Measuring Instruments Ltd *	320,753

1,280,299	Oil Refineries Ltd	310,228

	Total Israel	630,981

	Italy — 1.5%

46,441	ACEA SPA	900,562

487,031	Anima Holding SPA	2,064,722

178,721	Arnoldo Mondadori Editore SPA *	209,746

30,499	Ascopiave SPA	138,142

5,742	Azimut Holding SPA	95,789

251,336	Banca Mediolanum SPA	1,680,283

291,275	Buzzi Unicem SPA (a)	5,824,218

44,808	Cementir Holding NV	306,900

37,562	Credito Emiliano SPA	181,036

301,464	Enav SPA	1,373,177

4,737,403	Enel SPA	36,628,288

453,856	EXOR NV	24,484,754

129,898	Falck Renewables SPA	783,688

1,550,351	Hera SPA	5,937,576

154,487	IMMSI SPA *	59,647

207,301	Intesa Sanpaolo SPA *	360,718

1,728,830	Iren SPA	4,317,419

288,008	Italgas SPA	1,568,320

41,691	La Doria SPA	486,897

76,522	Mediobanca Banca di Credito Finanziario SPA	503,388

495,070	Piaggio & C SPA	1,195,961

13,622	Prima Industrie SPA (a)	214,923

4,279	Reply SPA	376,412

3,198	Sabaf SPA	36,532

691,534	Saras SPA *	622,702

4,286	Sesa SPA	243,814

189,490	Societa Cattolica di Assicurazioni SC	876,032

276	Unipol Gruppo SPA *	974

275,450	UnipolSai Assicurazioni SPA	613,077

	Total Italy	92,085,697

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — 6.5%

45,700	ADEKA Corp	637,145

17,600	Aichi Corp	122,650

12,500	Aida Engineering Ltd	85,500

10,200	Altech Corp	183,967

106,200	Amada Holdings Co Ltd	949,014

65,200	AOKI Holdings Inc	416,870

12,100	Arata Corp	512,205

11,400	Arcland Sakamoto Co Ltd	126,128

1,093,500	Asahi Kasei Corp (d)	8,690,886

2,117,800	Astellas Pharma Inc	37,840,708

73,400	Bandai Namco Holdings Inc	4,080,798

10,400	Bando Chemical Industries Ltd	60,736

558,000	Brother Industries Ltd	10,559,522

34,900	Canon Marketing Japan Inc	711,773

105,600	Casio Computer Co Ltd	1,864,970

7,300	Central Glass Co Ltd	133,610

61,500	Chiba Bank Ltd (The)	293,572

4,600	Chiyoda Integre Co Ltd	75,351

20,100	Chugai Pharmaceutical Co Ltd	2,970,218

8,300	Cleanup Corp	40,230

10,900	CONEXIO Corp	150,408

38,800	Dai Nippon Printing Co Ltd (a)	884,509

15,600	Dai Nippon Toryo Co Ltd	143,127

4,500	Dai-Dan Co Ltd	120,848

71,200	Daicel Corp	604,279

5,500	Daiichi Jitsugyo Co Ltd	193,329

5,400	Dainichiseika Color & Chemicals Manufacturing Co Ltd	125,514

4,300	Daito Pharmaceutical Co Ltd	174,062

15,100	Daiwa Industries Ltd	137,438

65,300	Daiwabo Holdings Co Ltd	4,392,604

31,100	DCM Holdings Co Ltd (a)	322,944

47,000	DTS Corp	1,001,256

1,500	Elecom Co Ltd	71,587

26,300	FANUC Corp	4,699,771

30,300	FJ Next Co Ltd (a)	248,269

10,200	Fuji Corp	189,294

145,100	Fuji Electric Co Ltd	3,876,323

6,600	Fuji Pharma Co Ltd	76,144

81,400	FUJIFILM Holdings Corp (d)	3,733,536

5,300	Fujimori Kogyo Co Ltd	173,541

21,400	Fujitec Co Ltd	320,863

69,900	Fujitsu General Ltd	1,367,701

240,200	Fujitsu Ltd	24,752,124

22,400	Furuno Electric Co Ltd	188,086

12,000	Furyu Corp	102,584

11,400	G-7 Holdings Inc	249,868

45,600	Geo Holdings Corp	570,761

23,000	Glory Ltd	546,850

43,900	Gurunavi Inc	269,080

63,400	Hachijuni Bank Ltd (The)	235,452

31,100	Hakuhodo DY Holdings Inc	387,297

Shares	Description	Value ($)

	Japan — continued

10,300	Hakuto Co Ltd	94,419

222,700	Haseko Corp	2,720,475

24,600	Heiwado Co Ltd	442,086

37,600	Hiroshima Bank Ltd (The)	176,834

39,000	Hisamitsu Pharmaceutical Co Inc (a)	1,974,636

510,500	Hitachi Ltd	16,488,740

4,500	Hochiki Corp	57,080

2,600	Hokkoku Bank Ltd (The)	67,018

296,200	Honda Motor Co Ltd	7,712,630

4,200	Hosokawa Micron Corp	237,632

8,800	Hoya Corp	828,022

22,200	Inaba Denki Sangyo Co Ltd	506,038

17,200	Infocom Corp	448,544

10,200	Information Services International-Dentsu Ltd	475,443

528,800	ITOCHU Corp	11,371,565

36,700	Itochu Enex Co Ltd	295,151

137,100	Itochu Techno-Solutions Corp	4,640,214

1,800	Itochu-Shokuhin Co Ltd	78,507

33,500	Itoki Corp	127,589

8,000	Japan Aviation Electronics Industry Ltd	111,132

49,400	Japan Post Bank Co Ltd	408,806

30,900	Jeol Ltd	927,568

586,000	JVCKenwood Corp	958,985

176,500	K’s Holdings Corp (a)	2,259,434

22,300	Kaken Pharmaceutical Co Ltd	1,229,229

17,700	Kamei Corp	176,997

19,000	Kandenko Co Ltd	173,772

119,400	Kanematsu Corp	1,486,850

9,200	Kanematsu Electronics Ltd	340,362

22,900	Kasai Kogyo Co Ltd (a)	110,258

7,100	Kato Sangyo Co Ltd	249,616

1,050,600	KDDI Corp	30,666,155

31,300	Keihin Corp (d)	740,358

15,600	Keiyo Bank Ltd (The)	75,305

19,400	Kissei Pharmaceutical Co Ltd	493,257

57,800	Kitz Corp	385,852

11,500	Kiyo Bank Ltd (The)	178,692

1,100	Kobayashi Pharmaceutical Co Ltd (a)	98,409

1,546,789	Konica Minolta Holdings Inc	5,746,706

2,600	Krosaki Harima Corp	95,366

11,700	Kumagai Gumi Co Ltd	286,797

12,800	Kureha Corp	565,612

15,400	Kyoei Steel Ltd	203,978

24,400	KYORIN Holdings Inc	527,533

20,800	Kyosan Electric Manufacturing Co Ltd (a)	102,895

345,156	LINE Corp *	17,281,598

26,200	Lion Corp	603,267

89,900	LIXIL VIVA Corp	2,015,368

48,100	Makino Milling Machine Co Ltd	1,490,853

6,100	Maruzen Showa Unyu Co Ltd	163,419

41,500	Marvelous Inc	300,819

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

5,700	Matsuda Sangyo Co Ltd	76,506

74,700	MCJ Co Ltd	584,080

76,600	Mebuki Financial Group Inc	174,128

56,000	Meidensha Corp	949,169

9,800	MEIJI Holdings Co Ltd	740,024

11,800	METAWATER Co Ltd	527,007

867,700	Mitsubishi Chemical Holdings Corp	5,111,074

59,600	Mitsubishi Gas Chemical Co Inc	890,788

5,800	Mitsubishi Research Institute Inc	223,881

301,000	Mitsubishi UFJ Financial Group Inc	1,249,491

12,600	Mitsuboshi Belting Ltd	192,028

14,300	Mitsui Sugar Co Ltd	276,846

12,900	Mochida Pharmaceutical Co Ltd	502,053

39,500	Modec Inc (a)	597,631

36,600	MTI Ltd	205,103

94,200	NEC Corp (d)	4,235,444

48,600	NEC Networks & System Integration Corp	917,131

36,900	Nichi-iko Pharmaceutical Co Ltd	449,838

49,000	Nichias Corp	1,132,068

11,400	Nichiha Corp	247,145

105,900	Nikon Corp	974,701

100,800	Nippo Corp	2,506,183

32,700	Nippon Flour Mills Co Ltd	496,104

96,100	Nippon Kayaku Co Ltd	967,556

753,100	Nippon Light Metal Holdings Co Ltd	1,293,538

400	Nippon Shinyaku Co Ltd	34,565

23,100	Nippon Soda Co Ltd	643,545

1,486,700	Nippon Telegraph & Telephone Corp	33,839,058

34,200	Nisshin Oillio Group Ltd (The)	1,096,676

4,300	Nissin Corp	63,932

93,000	Nissin Electric Co Ltd	969,666

23,500	Nojima Corp	548,419

172,900	Nomura Real Estate Holdings Inc	3,191,393

38,500	NS Solutions Corp	1,060,374

180,300	NTT DOCOMO Inc	4,955,305

923,700	Obayashi Corp	8,565,258

1,000	Obic Co Ltd	173,740

1,700	Okinawa Cellular Telephone Co	65,386

17,800	Organo Corp	1,004,613

11,200	Osaka Soda Co Ltd	273,901

11,800	Osaki Electric Co Ltd	56,696

5,300	Otsuka Corp	256,660

10,400	Paramount Bed Holdings Co Ltd	404,515

59,200	Penta-Ocean Construction Co Ltd	309,439

25,300	Prima Meat Packers Ltd	622,012

16,400	Proto Corp	175,729

16,400	Raiznext Corp	195,904

8,700	Ryoden Corp	114,451

9,500	Sac’s Bar Holdings Inc	48,852

26,600	San-Ai Oil Co Ltd	273,655

26,200	San-In Godo Bank Ltd (The)	129,615

Shares	Description	Value ($)

	Japan — continued

40,300	Sanki Engineering Co Ltd	514,373

11,000	Sanyo Chemical Industries Ltd	505,162

5,300	SCSK Corp	260,326

19,600	Seikitokyu Kogyo Co Ltd	146,451

50,200	Seiko Holdings Corp	852,194

53,600	Seino Holdings Co Ltd	731,958

211,800	Sekisui Chemical Co Ltd	2,968,820

26,400	Sekisui House Ltd	503,953

8,500	Sekisui Jushi Corp	187,718

120,200	Seven Bank Ltd	343,541

35,600	SG Holdings Co Ltd	1,164,068

769,300	Shimizu Corp	6,511,952

10,500	Shin-Etsu Polymer Co Ltd	92,830

11,300	Shinnihon Corp	79,144

32,500	Shinsei Bank Ltd (a)	415,688

19,200	Shizuoka Gas Co Ltd	176,963

175,700	Showa Corp	3,674,498

2,300	Sinanen Holdings Co Ltd	58,256

18,300	Sinko Industries Ltd	260,728

21,500	Sintokogio Ltd	158,026

1,463,700	Sojitz Corp	3,410,302

88,400	Sony Corp	5,725,300

1,300	Starzen Co Ltd	55,859

2,898,400	Sumitomo Chemical Co Ltd	9,007,027

131,300	Sumitomo Dainippon Pharma Co Ltd	1,859,562

3,900	Sumitomo Seika Chemicals Co Ltd	110,437

6,400	Suzuken Co Ltd	232,841

49,000	T-Gaia Corp (d)	1,044,795

107,400	Takara Leben Co Ltd	374,195

43,600	Takasago Thermal Engineering Co Ltd	742,343

23,700	Tamron Co Ltd	446,736

14,800	Tatsuta Electric Wire and Cable Co Ltd	86,634

227,700	Teijin Ltd	3,731,861

7,600	Token Corp	521,925

60,300	Tokyo Electron Ltd	12,134,361

13,900	Tokyo Seimitsu Co Ltd	452,469

128,100	Tokyu Construction Co Ltd	700,209

11,100	Toli Corp	26,924

50,600	Toppan Forms Co Ltd	527,629

157,800	Toppan Printing Co Ltd	2,704,187

14,100	Torii Pharmaceutical Co Ltd	424,737

64,300	Tosei Corp	638,995

8,700	Toshiba TEC Corp	303,567

176,800	Tosoh Corp	2,465,452

8,100	Towa Pharmaceutical Co Ltd	171,380

106,500	Toyo Construction Co Ltd	425,360

18,700	Toyo Ink SC Holdings Co Ltd	362,043

57,500	Toyo Suisan Kaisha Ltd	3,013,156

21,800	Trend Micro Inc	1,199,921

127,800	TS Tech Co Ltd	3,615,393

27,200	Tsumura & Co	756,813

16,200	Unipres Corp	157,617

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

116,300	Ushio Inc	1,384,729

4,900	Valqua Ltd	94,816

13,600	Vital KSK Holdings Inc	135,003

45,800	Wacoal Holdings Corp	950,593

23,000	Warabeya Nichiyo Holdings Co Ltd	375,111

6,300	Welcia Holdings Co Ltd	530,065

39,200	YAMABIKO Corp	357,803

19,100	Yamaha Motor Co Ltd	276,669

9,000	Yamazaki Baking Co Ltd (a)	161,343

35,000	Yamazen Corp	304,543

46,200	Yellow Hat Ltd	660,457

6,300	Yondoshi Holdings Inc	115,135

8,200	Yuasa Trading Co Ltd	240,513

7,100	ZERIA Pharmaceutical Co Ltd	140,496

	Total Japan	407,220,004

	Malaysia — 0.3%

3,599,500	AirAsia Group Berhad	571,284

263,600	AMMB Holdings Berhad	192,611

4,034,700	DRB-Hicom Berhad	1,537,539

88,200	Hartalega Holdings Berhad	254,874

404,700	MISC Berhad	774,277

488,700	Sime Darby Berhad	235,526

6,362,190	Supermax Corp Berhad *	11,289,265

355,400	Ta Ann Holdings Berhad	195,250

788,900	Telekom Malaysia Berhad	765,623

544,600	Top Glove Corp Berhad	1,669,463

258,300	Westports Holdings Berhad	237,515

	Total Malaysia	17,723,227

	Mexico — 0.8%

450,300	Alsea SAB de CV *	380,758

3,429,100	America Movil SAB de CV – Series L	2,279,417

11,100	Arca Continental SAB de CV	49,572

902,300	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	594,087

200	Coca-Cola Femsa SAB de CV Sponsored ADR	8,756

86,000	Concentradora Fibra Danhos SA de CV (REIT)	82,027

76,800	Corp Inmobiliaria Vesta SAB de CV	104,908

824,000	Credito Real SAB de CV SOFOM ER	440,344

124,000	El Puerto de Liverpool SAB de CV – Class C1	309,797

6,582,900	Fibra Uno Administracion SA de CV (REIT)	5,049,725

500	Fomento Economico Mexicano SAB de CV Sponsored ADR (a)	33,855

1,303,400	Gentera SAB de CV	543,120

191,100	Grupo Aeroportuario del Centro Norte SAB de CV	841,548

Shares	Description	Value ($)

	Mexico — continued

1,900	Grupo Aeroportuario del Centro Norte SAB de CV ADR	66,975

3,800	Grupo Aeroportuario del Pacifico SAB de CV ADR	252,358

43,000	Grupo Aeroportuario del Pacifico SAB de CV – Class B	286,221

1,900	Grupo Aeroportuario del Sureste SAB de CV ADR	196,973

11,600	Grupo Aeroportuario del Sureste SAB de CV – Class B	120,491

1,659,000	Grupo Financiero Banorte SAB de CV – Class O	5,053,798

99,700	Grupo Financiero Inbursa SAB de CV – Class O	68,162

247,513	Grupo Herdez SAB de CV	391,900

1,976,600	Grupo Mexico SAB de CV – Series B	4,258,143

8,600	Infraestructura Energetica Nova SAB de CV	24,511

229,900	Kimberly-Clark de Mexico SAB de CV – Class A	357,895

250,800	Qualitas Controladora SAB de CV	1,006,389

54,800	Regional SAB de CV *	152,751

229,400	Unifin Financiera SAB de CV SOFOM ENR	175,869

11,043,700	Wal-Mart de Mexico SAB de CV	27,641,000

	Total Mexico	50,771,350

	Netherlands — 2.0%

2,806	Aalberts NV	77,035

3,271	Adyen NV *	4,289,202

4,559	ASM International NV	531,761

451,489	ASR Nederland NV (d)	12,412,026

63,652	ForFarmers NV	404,475

114,620	Heineken Holding NV	9,424,973

816	Hunter Douglas NV	39,170

711,633	Koninklijke Ahold Delhaize NV	18,042,690

84,830	Koninklijke Philips NV	3,856,624

35,264	Koninklijke Vopak NV	1,931,159

295,389	Randstad NV	12,427,931

776,852	Signify NV	16,728,274

70,812	TomTom NV *	602,497

171,262	Unilever NV	8,838,188

457,231	Wolters Kluwer NV	36,491,743

	Total Netherlands	126,097,748

	New Zealand — 0.0%

883,818	Air New Zealand Ltd	753,243

49,961	Fisher & Paykel Healthcare Corp Ltd	931,500

	Total New Zealand	1,684,743

	Norway — 0.6%

375,842	Austevoll Seafood ASA (a)	2,868,295

41,334	Avance Gas Holding Ltd	88,720

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

22,537	Borregaard ASA	245,645

639,099	BW LPG Ltd	2,134,821

593,483	DNB ASA	8,099,758

892,022	Elkem ASA	1,630,531

14,088	Equinor ASA	205,454

191,115	Europris ASA	807,107

69,800	Frontline Ltd	637,274

280,546	Gjensidige Forsikring ASA	5,114,595

267,676	Kongsberg Automotive ASA * (a)	16,958

36,493	Norwegian Finans Holding ASA *	260,212

879,752	Orkla ASA	7,901,704

26,352	Salmar ASA	1,188,388

30,725	Sbanken ASA *	204,995

61,466	Selvaag Bolig ASA	316,736

123,657	SpareBank 1 Nord Norge	813,624

55,483	SpareBank 1 SMN	445,482

347,779	SpareBank 1 SR-Bank ASA	2,588,792

48,882	Veidekke ASA *	499,004

	Total Norway	36,068,095

	Pakistan — 0.1%

186,760	Engro Corp Ltd	335,092

1,547,500	Engro Fertilizers Ltd	573,059

282,500	Fauji Fertilizer Co Ltd	189,379

125,900	Nishat Mills Ltd	57,264

1,504,200	Oil & Gas Development Co Ltd	1,066,633

189,320	Pakistan Oilfields Ltd	370,273

451,060	Pakistan Petroleum Ltd	259,306

136,280	Pakistan State Oil Co Ltd	132,531

100,900	Searle Co Ltd (The)	124,987

247,200	United Bank Ltd	147,653

	Total Pakistan	3,256,177

	Philippines — 0.1%

43,320	Globe Telecom Inc	1,963,290

237,740	Manila Electric Co	1,331,589

20,961,600	Megaworld Corp	1,182,653

13,892,000	Metro Pacific Investments Corp	795,861

85,750	Security Bank Corp	138,399

1,463,125	Semirara Mining & Power Corp	318,349

	Total Philippines	5,730,141

	Poland — 0.9%

127,811	Alior Bank SA *	460,375

38,194	AmRest Holdings SE *	250,434

101,005	Asseco Poland SA	1,842,068

317,594	Bank Millennium SA *	196,841

541,915	Bank Polska Kasa Opieki SA	7,072,394

36,370	Budimex SA	2,050,254

78,987	CCC SA	953,307

6,565	CD Projekt SA	661,792

266,209	Cyfrowy Polsat SA	1,736,269

Shares	Description	Value ($)

	Poland — continued

581,474	Energa SA *	1,145,913

118,849	EPP NV	41,464

4,706	KRUK SA	118,379

30,049	Lubelski Wegiel Bogdanka SA	145,947

380	mBank SA *	20,297

826,824	Orange Polska SA *	1,339,344

471,786	PLAY Communications SA	3,347,007

573,586	Polski Koncern Naftowy ORLEN SA	9,571,236

824,746	Powszechna Kasa Oszczednosci Bank Polski SA	4,562,875

2,819,986	Powszechny Zaklad Ubezpieczen SA	21,011,532

12,064	Santander Bank Polska SA	490,466

67,364	Warsaw Stock Exchange	688,184

	Total Poland	57,706,378

	Portugal — 0.9%

536,013	Altri SGPS SA (a)	2,465,538

7,323,055	Banco Comercial Portugues SA – Class R (a)	799,426

299,333	CTT-Correios de Portugal SA (a)	681,959

45,154	EDP Renovaveis SA	597,065

3,636,624	EDP – Energias de Portugal SA	16,988,794

1,362,341	Galp Energia SGPS SA	16,209,387

491,647	Jeronimo Martins SGPS SA	8,383,415

244,022	Mota-Engil SGPS SA (a)	310,419

456,574	Navigator Co SA (The)	1,124,389

800,900	NOS SGPS SA*	3,279,121

439,312	REN – Redes Energeticas Nacionais SGPS SA	1,176,829

32,033	Semapa-Sociedade de Investimento e Gestao *	294,560

3,243,948	Sonae SGPS SA	2,429,169

	Total Portugal	54,740,071

	Qatar — 0.2%

2,635,244	Barwa Real Estate Co	2,140,479

657,997	Doha Bank QPSC *	369,691

103,008	Qatar Electricity & Water Co QSC	426,640

370,795	Qatar Insurance Co SAQ	212,206

1,237,206	Qatar National Bank QPSC	5,999,243

489,023	Qatar National Cement Co QSC	523,217

	Total Qatar	9,671,476

	Russia — 4.9%

12,155,750	Alrosa PJSC	11,455,366

2,997,200	Credit Bank of Moscow PJSC	231,020

460,360	Detsky Mir PJSC	650,716

29,483,000	ENEL RUSSIA PJSC	408,340

66,973	Etalon Group Plc GDR (Registered)	84,153

365,500,000	Federal Grid Co Unified Energy System PJSC	958,777

582,920	Gazprom Neft PJSC	2,781,048

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

305,150	Gazprom PJSC	873,404

313,284	Globaltrans Investment Plc Sponsored GDR (Registered)	1,747,179

310,991,000	Inter RAO UES PJSC	22,019,299

46,319	LSR Group PJSC	387,026

234,759	LSR Group PJSC GDR (Registered)	382,198

131,270	LUKOIL PJSC	9,873,813

743,747	LUKOIL PJSC Sponsored ADR	55,881,237

217,430	M.Video PJSC	1,053,280

8,802,600	Magnitogorsk Iron & Steel Works PJSC	5,085,186

169,821	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,269,403

10,210	MMC Norilsk Nickel PJSC	3,227,944

1,272,223	MMC Norilsk Nickel PJSC ADR	40,250,079

285,935	Mobile TeleSystems PJSC Sponsored ADR (a)	2,541,962

4,422,610	Moscow Exchange MICEX-RTS PJSC	7,225,128

88,846	Novatek PJSC Sponsered GDR (Registered)	13,005,634

449,960	Novolipetsk Steel PJSC	883,614

891,221	Novolipetsk Steel PJSC GDR	17,272,485

136,849	PhosAgro PJSC GDR (Registered)	1,900,682

3,551	Polymetal International Plc	71,377

995	Polyus PJSC GDR (Registered)	82,346

118,392	QIWI Plc Sponsored ADR	1,650,976

352,420	Raspadskaya OJSC	539,978

177,198,000	ROSSETI PJSC	4,195,929

459,060	Rostelecom PJSC	542,369

36,650	Safmar Financial Investment	206,790

3,366,149	Sberbank of Russia PJSC Sponsored ADR	38,386,705

386,249	Severstal PJSC GDR (Registered)	5,098,144

8,733,400	Surgutneftegas PJSC	4,956,340

2,842,517	Surgutneftegas PJSC Sponsored ADR	16,039,277

392,499	Tatneft PJSC	2,988,666

516,683	Tatneft PJSC Sponsored ADR	23,545,624

162,470	TCS Group Holding Plc GDR (Registered)	2,829,479

32,202,000	Unipro PJSC	1,258,560

1,033,825	VTB Bank PJSC GDR (Registered)	1,021,013

9,054	X5 Retail Group NV GDR (Registered)	269,221

1,251	Yandex NV – Class A * (b)	50,774

9,900	Yandex NV – Class A * (a) (b)	398,277

	Total Russia	305,580,818

	Singapore — 1.4%

310,300	Accordia Golf Trust	133,264

483,900	AEM Holdings Ltd	1,054,713

753,200	Ascendas (REIT)	1,676,264

737,900	Asian Pay Television Trust	65,869

1,000	Cache Logistics Trust (REIT)	366

1,370,000	CapitaLand Commercial Trust (REIT)	1,702,042

610,700	CapitaLand Ltd	1,253,988

Shares	Description	Value ($)

	Singapore — continued

1,441,500	CapitaLand Mall Trust (REIT)	2,079,883

2,083,300	ComfortDelGro Corp Ltd	2,128,433

1,760,200	DBS Group Holdings Ltd	24,351,470

583,100	First Real Estate Investment Trust	366,452

224,800	Frasers Logistics & Industrial Trust (REIT)	177,236

1,160,899	Japfa Ltd	547,579

628,100	Keppel DC (REIT)	1,145,959

423,700	Mapletree Commercial Trust (REIT)	602,807

3,356,700	Mapletree Greater China Commercial Trust (REIT)	1,992,368

1,609,000	Mapletree Industrial Trust (REIT)	3,110,652

513,700	Mapletree Logistics Trust (REIT)	748,202

41,000	QAF Ltd	22,234

865,500	Sasseur Real Estate Investment Trust	491,897

522,200	Silverlake Axis Ltd	87,121

1,038,800	Singapore Exchange Ltd	6,103,074

442,400	Singapore Technologies Engineering Ltd	1,001,899

184,000	Sino Grandness Food Industry Group Ltd *	2,217

861,800	SPH (REIT)	507,635

545,400	StarHub Ltd	525,022

290,400	United Overseas Bank Ltd	4,022,179

502,500	Venture Corp Ltd	5,460,709

637,400	Wilmar International Ltd	1,800,718

36,700	Wing Tai Holdings Ltd	48,179

30,332,951	Yangzijiang Shipbuilding Holdings Ltd	20,243,638

1,599,000	Yanlord Land Group Ltd *	1,249,317

	Total Singapore	84,703,386

	South Africa — 1.3%

3,484,344	Absa Group Ltd	16,202,554

39,768	AECI Ltd	163,359

1,494,532	African Phoenix Investments Ltd *	33,103

12,600	Anglo American Platinum Ltd	798,936

35,323	Aspen Pharmacare Holdings Ltd *	282,596

234,358	Astral Foods Ltd	2,061,936

560,358	Barloworld Ltd	2,150,108

9,795	BID Corp Ltd	138,265

3,068,141	Blue Label Telecoms Ltd *	437,809

1,732	Capitec Bank Holdings Ltd	84,010

29,909	Clicks Group Ltd	397,196

171,461	Discovery Ltd	964,383

959,643	Emira Property Fund Ltd (REIT)	306,223

187,268	FirstRand Ltd	430,058

703,620	Fortress REIT Ltd – Class A	444,974

240,288	Foschini Group Ltd (The)	855,081

4,215,202	Growthpoint Properties Ltd (REIT)	3,004,526

315,643	Imperial Logistics Ltd	704,541

493,517	Investec Ltd	868,049

9,866	JSE Ltd	67,111

504,622	Kumba Iron Ore Ltd	13,628,299

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

509,254	Lewis Group Ltd	424,852

818,903	Liberty Holdings Ltd	2,911,524

148,561	Life Healthcare Group Holdings Ltd	154,323

204,488	Momentum Metropolitan Holdings	200,786

828,587	Motus Holdings Ltd	1,310,348

508,739	Mr Price Group Ltd	3,786,659

152,683	MTN Group Ltd	473,308

91,753	MultiChoice Group Ltd *	453,321

70,066	Murray & Roberts Holdings Ltd	16,529

138,657	Nedbank Group Ltd	784,804

1,294,371	Netcare Ltd	1,047,172

6,952,806	Old Mutual Ltd	4,461,406

63,928	Pepkor Holdings Ltd	43,576

348,406	Rand Merchant Investment Holdings Ltd	541,876

4,832,185	Redefine Properties Ltd (REIT)	528,589

610,828	Reunert Ltd	1,511,353

96,224	RMB Holdings Ltd	293,085

1,474,023	SA Corporate Real Estate Ltd (REIT)	83,324

2,078,170	Sanlam Ltd	6,712,499

38,934	Santam Ltd	599,884

88,670	Sappi Ltd *	128,116

21,915	SPAR Group Ltd (The)	219,097

24,997	Standard Bank Group Ltd	145,498

3,194,149	Telkom SA SOC Ltd	3,230,139

31,083	Tiger Brands Ltd	278,018

2,004,673	Truworths International Ltd	3,582,044

267,529	Tsogo Sun Gaming Ltd	32,659

95,801	Vodacom Group Ltd	687,832

267,993	Wilson Bayly Holmes-Ovcon Ltd	1,463,562

	Total South Africa	80,129,300

	South Korea — 3.1%

83,276	Aekyung Petrochemical Co Ltd	468,088

29,624	Aju Capital Co Ltd	294,549

22,851	Boryung Pharmaceutical Co Ltd	273,145

3,029	Chong Kun Dang Pharmaceutical Corp	231,372

348	Dae Han Flour Mills Co Ltd	37,389

124,222	DB HiTek Co Ltd	2,893,802

65,155	DB Insurance Co Ltd	2,290,953

2,959	Dong-A ST Co Ltd	207,730

2,789	DongKook Pharmaceutical Co Ltd	217,473

74,939	Dongwha Pharm Co Ltd	701,862

544,421	Dongwon Development Co Ltd	1,589,808

98	Doosan Bobcat Inc	1,882

181	F&F Co Ltd	14,575

2,331	GOLFZON Co Ltd	140,973

17,195	GS Home Shopping Inc	1,659,218

1,271,757	Hana Financial Group Inc	30,727,809

66,170	Hankook Tire & Technology Co Ltd	1,257,637

700,252	Hanwha Life Insurance Co Ltd	862,275

53,315	HDC Hyundai Development Co-Engineering & Construction	858,843

Shares	Description	Value ($)

	South Korea — continued

41,107	Huons Co Ltd	1,621,557

16,277	Hy-Lok Corp	174,333

6,005	Hyosung Corp	327,479

32,350	Hyundai Home Shopping Network Corp	1,754,563

13,861	Hyundai Marine & Fire Insurance Co Ltd	272,212

25,753	Hyundai Mobis Co Ltd	4,129,157

70,061	Hyundai Motor Co	5,570,437

54,783	Il Dong Pharmaceutical Co Ltd *	612,848

1,099,960	Industrial Bank of Korea	7,387,952

145,130	JB Financial Group Co Ltd	558,819

4,819	Kangwon Land Inc	94,668

146,663	KB Financial Group Inc	4,002,593

6,819	KCC Corp	790,122

33,441	KEPCO Plant Service & Engineering Co Ltd	835,957

1,239,426	Kia Motors Corp	34,464,144

142,408	Korea Asset In Trust Co Ltd	306,198

45,196	Korea Autoglass Corp	481,306

4,490	Korea Investment Holdings Co Ltd	192,354

77,408	Korean Reinsurance Co	463,246

54,900	KT Corp Sponsored ADR	534,726

67,372	KT Hitel Co Ltd *	302,251

176,833	KT&G Corp	12,001,359

34,866	Kyungdong Pharm Co Ltd	237,479

121,754	LF Corp	1,336,171

4,795	LG Electronics Inc	230,552

8,132	LG Uplus Corp	86,608

8,282	LOTTE Fine Chemical Co Ltd	254,124

20,564	LOTTE Himart Co Ltd	457,907

6,562	LS Electric Co Ltd	242,274

10,532	Mando Corp	228,175

6,827	Medy-Tox Inc	931,619

11,444	Meritz Fire & Marine Insurance Co Ltd	134,625

28,523	Mirae Asset Life Insurance Co Ltd	70,418

338	NCSoft Corp	215,908

18,670	OCI Co Ltd *	593,967

39,368	S&T Motiv Co Ltd	1,275,932

72,595	Samjin Pharmaceutical Co Ltd	1,625,348

532,708	Samsung Electronics Co Ltd	21,940,148

3,811	Samsung Electronics Co Ltd GDR (Registered)	3,933,666

2,993	Samyang Foods Co Ltd	286,790

8,508	Sebang Global Battery Co Ltd	197,565

714,006	Shinhan Financial Group Co Ltd	17,451,621

2,517	SK Holdings Co Ltd	488,006

125,325	SK Hynix Inc	8,310,621

6,112	SK Telecom Co Ltd	1,067,470

561,241	SK Telecom Co Ltd Sponsored ADR	10,803,889

33,965	SL Corp (c)	192,792

180	Taekwang Industrial Co Ltd	107,897

289,462	Woori Financial Group Inc	2,135,992

5,980	Yuhan Corp	251,589

	Total South Korea	196,696,817

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — 1.8%

46,988	Acerinox SA *	375,916

205,568	Aena SME SA	29,338,025

191,587	Almirall SA *	2,512,384

43,203	Amadeus IT Group SA	2,259,146

89,963	Banco Santander SA	205,684

154,023	Bankinter SA	654,341

208,669	Cia de Distribucion Integral Logista Holdings SA	3,860,631

35,896	Ebro Foods SA	751,576

30,792	eDreams ODIGEO SA *	97,990

204,593	Enagas SA	4,611,468

1,107,022	Endesa SA	26,442,691

159,818	Faes Farma SA	645,136

12,757	Grifols SA	398,099

1,259,170	Iberdrola SA	13,633,637

370,870	Industria de Diseno Textil SA	10,330,009

584,439	Mediaset Espana Comunicacion SA * (a)	2,087,100

399,350	Red Electrica Corp SA	7,031,814

59,181	Repsol SA	557,194

736,324	Unicaja Banco SA	398,872

52,462	Viscofan SA (a)	3,446,043

	Total Spain	109,637,756

	Sweden — 1.0%

74,358	Axfood AB	1,667,531

232,693	Betsson AB *	1,623,889

142,276	Bilia AB-Class A	1,165,968

245,775	Boliden AB	5,370,522

10,344	Bufab AB *	93,950

153,227	Cloetta AB-Class B	386,467

21,441	Humana AB	99,140

115,492	Inwido AB	736,691

46,397	JM AB	915,032

36,274	Klovern AB – B Shares	57,794

84,163	Lindab International AB	858,238

37,964	Loomis AB – Class B	959,917

19,900	New Wave Group AB – Class B *	60,863

224,889	Nobia AB	1,018,799

51,514	Resurs Holding AB	219,540

343,089	Skanska AB – B Shares	6,897,066

159,846	Swedish Match AB	11,156,134

79,039	Volvo AB – A Shares	1,125,093

1,975,364	Volvo AB – B Shares	28,187,212

	Total Sweden	62,599,846

	Switzerland — 1.3%

8,530	ALSO Holding AG (Registered) *	2,002,961

6,690	Banque Cantonale Vaudoise (Registered)	652,391

20,743	BKW AG	1,659,855

8,404	Bobst Group SA (Registered) (a)	507,377

37,120	Galenica AG	2,749,860

Shares	Description	Value ($)

	Switzerland — continued

119	Gurit Holding AG	181,001

9,854	Huber + Suhner AG (Registered)	679,865

6,325	Kardex AG (Registered)	1,097,655

42,050	Mobilezone Holding AG (Registered)	359,505

16,714	Nestle SA (Registered)	1,814,756

115,523	Novartis AG (Registered)	10,056,958

6,147	Orior AG *	473,441

4,963	Partners Group Holding AG	4,134,548

35,297	Roche Holding AG	12,373,207

121,565	Roche Holding AG – Genusschein	42,197,825

5,700	Vetropack Holding AG (Registered) *	356,846

18,377	Wizz Air Holdings Plc *	747,127

3,873	Zehnder Group AG – Class RG	150,129

	Total Switzerland	82,195,307

	Taiwan — 6.0%

302,000	Ability Enterprise Co Ltd	119,807

321,000	AcBel Polytech Inc	219,002

59,000	Amazing Microelectronic Corp	164,417

69,000	Arcadyan Technology Corp	194,438

3,571,799	Asustek Computer Inc	25,077,465

70,000	Aten International Co Ltd	209,101

3,315,000	Catcher Technology Co Ltd	24,159,442

1,043,000	Cathay Financial Holding Co Ltd	1,393,698

1,402,890	Chailease Holding Co Ltd	5,468,110

2,591,660	Chicony Electronics Co Ltd	7,435,792

120,000	Chicony Power Technology Co Ltd	267,981

8,585,000	China Development Financial Holding Corp	2,606,824

151,000	China Life Insurance Co Ltd *	104,586

226,400	China Motor Corp	274,051

227,000	ChipMOS Technologies Inc	234,360

427,000	Chong Hong Construction Co Ltd	1,191,181

19,000	Chunghwa Telecom Co Ltd	69,959

4,555,000	Coretronic Corp *	4,724,233

19,278,000	CTBC Financial Holding Co Ltd	12,849,404

202,000	Darfon Electronics Corp	242,295

61,000	Depo Auto Parts Ind Co Ltd	98,781

17,000	Eclat Textile Co Ltd	175,157

659,000	Elite Material Co Ltd	3,246,984

593,000	Elitegroup Computer Systems Co Ltd *	231,413

563,000	Farglory Land Development Co Ltd	820,963

885,300	Feng TAY Enterprise Co Ltd	5,353,770

1,985,000	FLEXium Interconnect Inc	7,209,531

244,000	Formosa Advanced Technologies Co Ltd	302,867

101,000	Formosa Chemicals & Fibre Corp	242,664

881,000	Formosa Plastics Corp	2,439,651

1,433,000	Formosa Taffeta Co Ltd	1,633,972

1,323,000	Foxconn Technology Co Ltd	2,382,335

3,636,000	Fubon Financial Holding Co Ltd	5,145,368

2,750,000	Gigabyte Technology Co Ltd	5,415,983

6,655,000	Grand Pacific Petrochemical *	3,134,609

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

2,310,580	Great Wall Enterprise Co Ltd	3,312,535

535,000	Greatek Electronics Inc	802,896

121,000	Holiday Entertainment Co Ltd	266,917

1,231,000	Holtek Semiconductor Inc	2,646,063

23,489,600	Hon Hai Precision Industry Co Ltd	59,426,156

490,000	Huaku Development Co Ltd	1,552,172

318,530	IBF Financial Holdings Co Ltd	120,155

416,980	IEI Integration Corp *	542,757

58,000	Innodisk Corp	371,094

3,000	King Slide Works Co Ltd	32,508

319,000	Kinik Co	648,466

168,000	Kung Long Batteries Industrial Co Ltd	807,087

29,000	Lion Travel Service Co Ltd	75,754

813,000	Lite-On Semiconductor Corp	1,119,167

2,661,000	Lite-On Technology Corp	4,270,412

9,000	Lotes Co Ltd	121,247

240,000	MediaTek Inc	3,705,490

53,000	Mercuries & Associates Holding Ltd	39,082

2,374,088	Mercuries Life Insurance Co Ltd *	728,592

640,000	Merry Electronics Co Ltd	2,892,867

791,000	Micro-Star International Co Ltd	2,668,836

3,965,008	Mitac Holdings Corp	4,281,194

466,000	Nantex Industry Co Ltd	581,011

22,000	Nichidenbo Corp	38,525

2,919,000	Novatek Microelectronics Corp	19,986,572

1,767,000	Pegatron Corp	3,803,232

783,000	Phison Electronics Corp	7,216,819

13,199,566	Pou Chen Corp	13,016,975

70,000	Powertech Technology Inc	226,705

149,000	Primax Electronics Ltd	230,869

3,694,000	Qisda Corp	2,046,357

1,328,000	Quanta Computer Inc	3,102,223

681,000	Quanta Storage Inc	838,237

9,408,020	Radiant Opto-Electronics Corp	32,389,514

260,000	Ruentex Industries Ltd	565,462

149,000	Sercomm Corp	357,005

29,000	Sheng Yu Steel Co Ltd	15,556

174,000	Shin Zu Shing Co Ltd	788,143

233,000	Shinkong Insurance Co Ltd	277,008

736,400	Simplo Technology Co Ltd	7,889,542

131,000	Sinbon Electronics Co Ltd	659,292

127,000	Sitronix Technology Corp	646,032

235,000	Soft-World International Corp	839,134

141,000	Standard Chemical & Pharmaceutical Co Ltd	183,328

2,043,000	Sunplus Technology Co Ltd *	760,535

653,000	Syncmold Enterprise Corp	1,764,954

54,000	Taiflex Scientific Co Ltd	84,862

1,513,000	Taiwan PCB Techvest Co Ltd	1,882,110

1,681,000	Taiwan Semiconductor Manufacturing Co Ltd	16,341,456

370,950	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	18,669,913

Shares	Description	Value ($)

	Taiwan — continued

559,000	Taiwan Surface Mounting Technology Corp	2,142,979

258,000	Teco Electric and Machinery Co Ltd	242,601

22,000	Test Research Inc	40,180

30,000	Thinking Electronic Industrial Co Ltd	87,560

545,217	TOPBI International Holdings Ltd	1,051,633

609,064	Topco Scientific Co Ltd	2,116,121

228,000	Topkey Corp	929,236

710,000	Transcend Information Inc	1,663,372

779,000	Tripod Technology Corp	2,929,352

728,800	United Integrated Services Co Ltd	5,115,116

176,000	Wah Lee Industrial Corp	323,990

270,000	Wistron Corp	257,414

17,000	Wiwynn Corp	455,541

668,000	Youngtek Electronics Corp	1,400,525

11,996,000	Yuanta Financial Holding Co Ltd	6,509,530

19,000	Yulon Nissan Motor Co Ltd	167,909

	Total Taiwan	375,906,071

	Thailand — 0.3%

1,095,400	AP Thailand Pcl (Foreign Registered)	191,660

169,400	AP Thailand Pcl NVDR	29,640

501,700	Bangkok Bank Pcl NVDR	1,725,944

217,700	Bangkok Life Assurance Pcl NVDR	102,878

4,175,800	Banpu Pcl (Foreign Registered)	820,457

705,900	Banpu Power Pcl NVDR	388,403

21,637,000	Beauty Community Pcl NVDR	1,193,982

264,300	Hana Microelectronics Pcl NVDR	249,954

1,665,900	Jasmine International Pcl NVDR	196,327

567,600	Kasikornbank Pcl NVDR	1,721,097

368,100	Krung Thai Bank Pcl NVDR	120,706

2,362,500	Land & Houses Pcl NVDR	543,809

1,422,900	Origin Property Pcl NVDR	226,437

388,600	Pruksa Holding Pcl (Foreign Registered)	145,648

1,621,500	Pruksa Holding Pcl NVDR	607,742

3,255,900	Quality Houses Pcl NVDR	221,526

849,700	SC Asset Corp Pcl (Foreign Registered)	54,027

500,400	Siam Commercial Bank Pcl NVDR (The)	1,168,877

207,800	Somboon Advance Technology Pcl NVDR	73,996

238,000	SPCG Pcl NVDR	131,055

1,148,725	Supalai Pcl (Foreign Registered)	535,256

989,200	Supalai Pcl NVDR	460,924

3,083,300	Thai Beverage Pcl (a)	1,379,369

292,200	Thai Vegetable Oil Pcl NVDR	243,650

3,439,500	Thanachart Capital Pcl (Foreign Registered)	3,954,459

634,700	Thanachart Capital Pcl NVDR	729,727

396,600	Tipco Asphalt Pcl NVDR	275,016

29,800	Tisco Financial Group Pcl NVDR	70,499

594,900	TTW Pcl NVDR	256,281

1,054,700	Univentures Pcl NVDR	110,996

	Total Thailand	17,930,342

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.7%

1,361,861	Akbank TAS *	1,139,790

393,387	Arcelik AS *	908,703

38,256	Coca-Cola Icecek AS	227,091

1,753,653	Enerjisa Enerji AS	2,087,768

5,973,068	Eregli Demir ve Celik Fabrikalari TAS	7,043,100

171,452	Haci Omer Sabanci Holding AS	208,466

5,887,068	KOC Holding AS	13,919,078

781,789	Selcuk Ecza Deposu Ticaret ve Sanayi AS	937,997

1,166,431	TAV Havalimanlari Holding AS	3,481,558

441,792	Tofas Turk Otomobil Fabrikasi AS	1,442,900

2,813,251	Turkiye Garanti Bankasi AS *	3,226,275

11,081,928	Turkiye Is Bankasi – Class C *	8,070,249

1,435,459	Turkiye Sinai Kalkinma Bankasi AS *	231,514

2,647,203	Turkiye Vakiflar Bankasi TAO – Class D *	1,810,384

119,350	Yapi ve Kredi Bankasi AS *	40,756

	Total Turkey	44,775,629

	United Arab Emirates — 0.1%

9,027	Abu Dhabi Commercial Bank PJSC	10,830

176,600	Abu Dhabi Islamic Bank PJSC	163,447

481,320	Al Waha Capital PJSC *	86,302

562,034	Dubai Islamic Bank PJSC	541,449

179,050	Emaar Development PJSC *	94,579

555,510	Emaar Malls PJSC *	199,944

9,376,893	Emaar Properties PJSC *	6,398,045

77,254	Emirates NBD Bank PJSC	181,229

	Total United Arab Emirates	7,675,825

	United Kingdom — 5.5%

2,394,501	3i Group Plc	24,504,014

170,063	888 Holdings Plc	322,548

149,420	Aggreko Plc	875,716

173,442	Alliance Pharma Plc	161,849

205,429	Anglo American Plc	4,348,733

38,473	Ashtead Group Plc	1,148,890

87,740	Atlantica Sustainable Infrastructure Plc	2,298,788

48,184	Avast Plc	300,596

158,423	AVEVA Group Plc	8,049,127

198,332	BAE Systems Plc	1,224,069

36,801	Bank of Georgia Group Plc	421,015

2,875,362	Barratt Developments Plc	17,785,845

218,807	Bellway Plc	6,984,705

198,909	Berkeley Group Holdings Plc (The)	10,132,753

72,163	Biffa Plc	224,258

370,982	British American Tobacco Plc	14,713,296

495,200	British American Tobacco Plc Sponsored ADR	19,847,616

9,697	Burberry Group Plc	181,076

1,765,744	Centamin Plc	3,594,370

98,956	CMC Markets Plc	242,027

Shares	Description	Value ($)

	United Kingdom — continued

261,513	Coca-Cola HBC AG	6,622,194

352,914	Compass Group Plc	5,173,503

143,484	Computacenter Plc	2,858,205

14,881	Cranswick Plc	679,588

120,134	Daily Mail & General Trust Plc (a)	1,071,539

29,977	Dart Group Plc	328,308

37,845	Derwent London Plc (REIT)	1,381,168

29,700	Diageo Plc Sponsored ADR	4,176,117

22,440	Diploma Plc	510,152

321,250	Dixons Carphone Plc	300,909

265,884	Dunelm Group Plc	3,515,635

344,639	Electrocomponents Plc	2,721,680

38,435	EMIS Group Plc	537,694

34,735	Ferguson Plc	2,739,481

1,990,114	Ferrexpo Plc	4,335,339

330,675	Frasers Group Plc *	1,255,905

15,822	Games Workshop Group Plc	1,565,695

54,436	Gem Diamonds Ltd *	21,549

96,900	GlaxoSmithKline Plc Sponsored ADR (a)	4,062,048

72,433	Go-Ahead Group Plc (The)	976,514

73,430	Great Portland Estates Plc (REIT)	592,530

59,740	Greggs Plc	1,368,700

69,423	Halma Plc	2,014,643

17,105	HomeServe Plc	275,707

58,000	HSBC Holdings Plc	267,996

176,207	Ibstock Plc	400,891

508,175	IG Group Holdings Plc	4,805,491

69,063	IMI Plc	771,358

433,297	Inchcape Plc	2,693,882

367,728	Indivior Plc *	279,631

149,052	Intermediate Capital Group Plc	2,343,951

4,524,158	International Consolidated Airlines Group SA (a)	12,859,007

134,271	International Personal Finance Plc	70,703

1,146,474	J Sainsbury Plc	2,749,054

906,941	JD Sports Fashion Plc	7,435,480

381,250	John Laing Group Plc	1,674,289

638,946	Kingfisher Plc	1,550,712

3,880,847	Legal & General Group Plc	9,581,542

449,483	LondonMetric Property Plc (REIT)	1,169,239

42,060	McBride Plc	29,652

296,321	Meggitt Plc	1,024,264

224,536	Mitchells & Butlers Plc *	504,479

42,588	Mondi Plc	801,308

148,052	Morgan Advanced Materials Plc	391,248

89,199	Morgan Sindall Group Plc	1,352,355

532,646	National Express Group Plc	1,436,724

98,735	Next Plc	5,971,112

43,985	Numis Corp Plc	166,343

185,426	OneSavings Bank Plc	640,212

200,473	Paragon Banking Group Plc	877,523

308,266	Pennon Group Plc	4,369,479

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

1,000,380	Persimmon Plc	28,534,769

783,652	Pets at Home Group Plc	2,230,459

467,108	Plus500 Ltd	7,626,301

93,274	PZ Cussons Plc	204,023

1,819,127	QinetiQ Group Plc	6,677,116

22,415	Redde Northgate Plc	52,863

169,327	Regional REIT Ltd	162,382

162,071	Royal Dutch Shell Plc – A Shares (a)	2,587,584

43,105	Royal Dutch Shell Plc – B Shares	658,078

961,542	Royal Dutch Shell Plc – Class B Sponsored ADR	29,269,338

34,316	Sage Group Plc (The)	294,265

903,442	Sirius Real Estate Ltd	895,107

83,500	Smith & Nephew Plc Sponsored ADR	3,407,635

123,459	Smiths Group Plc *	2,012,956

154,790	Softcat Plc	2,204,495

22,753	Spectris Plc	724,940

910,483	Spirent Communications Plc	2,827,614

265,945	Stock Spirits Group Plc	800,104

1,591,555	Tate & Lyle Plc	13,275,892

166,849	TI Fluid Systems Plc	395,031

27,634	Ultra Electronics Holdings Plc	674,984

57,310	UNITE Group Plc (The) (REIT) *	615,978

127,162	Vectura Group Plc	143,554

313,971	Vesuvius Plc	1,431,599

977,633	WM Morrison Supermarkets Plc	2,268,160

	Total United Kingdom	342,639,246

	United States — 12.1%

16,600	1-800-Flowers.com, Inc. – Class A *	367,524

5,200	1st Source Corp.	179,868

25,200	3M Co. (a)	3,942,288

27,000	A10 Networks, Inc. *	183,600

8,700	AAR Corp.	175,479

28,349	Acacia Communications, Inc. *	1,913,557

506,500	ACCO Brands Corp.	3,135,235

197,900	Acushnet Holdings Corp. (a) (d)	6,613,818

12,400	Adtalem Global Education, Inc. * (a)	414,904

93,700	ADTRAN, Inc.	1,068,180

323,180	Advanced Disposal Services, Inc. * (a)	10,076,752

46,900	AgroFresh Solutions, Inc. *	124,754

153,400	Allscripts Healthcare Solutions, Inc. *	969,488

82,300	Alpha & Omega Semiconductor Ltd. *	865,796

19,400	Amalgamated Bank – Class A	217,862

31,900	American Equity Investment Life Holding Co.	691,911

43,100	American Express Co. (a)	4,097,517

14,700	American Public Education, Inc. *	462,021

5,900	American Vanguard Corp.	78,470

196,000	Amkor Technology, Inc. * (a)	2,073,680

49,700	AngioDynamics, Inc. *	507,437

77,500	Applied Materials, Inc.	4,353,950

Shares	Description	Value ($)

	United States — continued

26,500	ArcBest Corp.	593,335

33,600	Arcosa, Inc.	1,282,512

24,600	Arcus Biosciences, Inc. *	771,210

152,100	Arlo Technologies, Inc. *	336,141

30,600	Artisan Partners Asset Management, Inc. – Class A	886,482

10,000	Asbury Automotive Group, Inc. *	722,800

1,700	ATN International, Inc.	100,980

45,300	AutoNation, Inc. * (a)	1,788,444

54,900	Avaya Holdings Corp. *	801,540

30,700	Avista Corp.	1,202,519

30,800	Avnet, Inc.	838,992

20,600	Axcelis Technologies, Inc. *	553,110

25,800	AZZ, Inc.	816,828

26,100	BankFinancial Corp.	236,988

11,700	Bassett Furniture Industries, Inc.	74,880

9,830	Bel Fuse, Inc. – Class B (a)	92,107

206,800	Benchmark Electronics, Inc.	4,382,092

5,000	Berry Corp.	21,200

64,800	Big Lots, Inc.	2,511,000

275,500	Bloomin’ Brands, Inc.	3,143,455

2,600	Booking Holdings, Inc. *(a)	4,262,492

148,100	BorgWarner, Inc. (a)	4,761,415

43,300	Boston Private Financial Holdings, Inc.	297,471

158,800	Brady Corp. – Class A	8,119,444

63,500	Brightsphere Investment Group, Inc. *	530,225

192,800	Brinker International, Inc. * (a)	5,080,280

78	Bristol-Myers Squibb Co.	4,658

36,400	Brookline Bancorp, Inc.	338,520

24,400	Buckle, Inc. (The)	343,552

294,900	Builders FirstSource, Inc. *	6,136,869

16,100	Camden National Corp.	539,994

1,100	Carpenter Technology Corp. (a)	25,707

18,700	Carriage Services, Inc.	350,064

16,000	Cars.com, Inc. *	98,720

50,900	CBIZ, Inc. *	1,152,885

109,600	Cedar Realty Trust, Inc. (REIT)	81,597

12,600	Central Garden & Pet Co. *	462,294

12,600	Central Garden & Pet Co. – Class A *	431,676

7,810	Century Bancorp, Inc. – Class A	588,874

14,900	Cerence, Inc. *	445,659

11,200	CEVA, Inc. *	386,064

374,564	Charles Schwab Corp. (The) (a) (e)	13,450,593

14,500	Chatham Lodging Trust (REIT)	97,875

49,000	Chevron Corp. (d)	4,493,300

1,900	Citi Trends, Inc.	30,856

11,860	Civista Bancshares, Inc.	180,746

38,690	Clarus Corp. (a)	406,245

8,600	CNB Financial Corp.	152,392

7,200	Community Trust Bancorp, Inc.	236,448

49,200	Computer Programs & Systems, Inc.	1,088,304

143,500	Comtech Telecommunications Corp.	2,555,735

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

52,700	Consolidated Communications Holdings, Inc. *	319,362

600	Consolidated Water Co. Ltd.	8,898

40,300	Cooper Tire & Rubber Co.	1,036,919

47,100	Core-Mark Holding Co., Inc.	1,317,858

445,500	CoreCivic, Inc. (REIT)	5,359,365

236,600	CorePoint Lodging, Inc. (REIT)	936,936

133,181	Corteva, Inc.	3,637,173

55,900	Covetrus, Inc. *	854,152

23,700	CRA International, Inc.	957,243

44,700	CSG Systems International, Inc. (a)	2,116,545

22,600	CTS Corp.	482,284

73,400	Curo Group Holdings Corp.	491,046

37,600	CytomX Therapeutics, Inc. *	333,136

17,800	Daktronics, Inc.	75,472

25,300	Dana, Inc. *	319,792

53,600	Deluxe Corp.	1,250,488

191,200	Designer Brands, Inc. – Class A (a)	1,172,056

106,900	DHI Group, Inc. *	285,423

2,600	Diamond Hill Investment Group, Inc.	272,896

49,400	DiamondRock Hospitality Co. (REIT)	295,906

117,400	Dick’s Sporting Goods, Inc. * (a)	4,233,444

85,800	Digi International, Inc. * (a)	954,954

66,600	Dime Community Bancshares, Inc.	961,038

754,877	Discovery, Inc. – Class C * (a)	14,788,040

4,047	Donegal Group, Inc. – Class A	57,670

125,500	Donnelley Financial Solutions, Inc. *	1,022,825

80,200	DSP Group, Inc. *	1,445,204

26,700	Ducommun, Inc. *	859,740

1,300	eGain Corp. *	13,533

219,874	El Paso Electric Co. (d)	14,944,836

50,131	Eldorado Resorts, Inc. * (a)	1,777,645

191,700	Ellington Financial, Inc. (a)	1,955,340

23,700	Emergent BioSolutions, Inc. * (a)	1,978,713

39,400	Employers Holdings, Inc.	1,177,666

23,400	Enanta Pharmaceuticals, Inc. * (a)	1,204,866

62,900	Encore Capital Group, Inc. * (a)	1,998,333

9,300	Encore Wire Corp.	449,097

188,800	Endo International Plc *	728,768

47,200	Ennis, Inc.	840,160

199,125	Enova International, Inc. *	2,817,619

14,000	EnPro Industries, Inc.	631,120

97,000	EOG Resources, Inc. (a) (d)	4,944,090

11,700	ePlus, Inc. *	862,407

1,288,200	ESC NII Holdings, Inc. (f)	2,769,630

7,400	Escalade, Inc.	74,592

8,300	ESSA Bancorp, Inc. (a)	119,105

124,500	Essent Group Ltd.	4,114,725

148,900	Ethan Allen Interiors, Inc.	1,682,570

6,200	EVERTEC, Inc.	180,544

40,281	Evofem Biosciences, Inc. * (a)	219,934

51,300	Evolution Petroleum Corp.	125,172

Shares	Description	Value ($)

	United States — continued

5,000	Farmers National Banc Corp.	58,750

900	Federal Agricultural Mortgage Corp. – Class C	57,717

221,800	Federal Signal Corp.	6,463,252

136,400	Federated Investors, Inc. – Class B	3,019,896

27,100	FedNat Holding Co.	330,349

881,560	FGL Holdings (c)	9,761,840

24,130	Financial Institutions, Inc.	426,860

47,300	First American Financial Corp. (a)	2,388,177

16,126	First Community Bankshares, Inc.	344,613

77,906	First Defiance Financial Corp.	1,294,019

7,000	First Financial Corp.	245,700

7,900	First Financial Northwest, Inc.	77,183

190,400	Flagstar Bancorp, Inc.	5,578,720

3,835	Flushing Financial Corp. (a)	43,489

13,100	FONAR Corp. *	313,090

74,000	FormFactor, Inc. *	1,862,580

3,300	Fresh Del Monte Produce, Inc.	82,137

93,000	Fulton Financial Corp. (a)	1,042,530

13,900	FutureFuel Corp.	181,812

7,000	Genesco, Inc. *	129,430

62,400	Genie Energy Ltd. – Class B	537,264

11,100	Gentherm, Inc. *	451,770

1,943,495	Genworth Financial, Inc. – Class A *	5,927,660

124,700	GEO Group, Inc. (REIT)	1,493,906

19,000	Gibraltar Industries, Inc.* (a)	836,190

185,300	Glu Mobile, Inc. *	1,849,294

31,100	Gorman-Rupp Co. (The)	953,526

8,800	Great Southern Bancorp, Inc.	356,928

12,000	Green Brick Partners, Inc. *	128,400

80,600	Greif, Inc. – Class A	2,738,788

132,000	Griffon Corp. (a)	2,217,600

11,000	Gritstone Oncology, Inc. * (a)	71,060

100,600	Group 1 Automotive, Inc. * (a)	6,331,764

79,200	H&R Block, Inc. (a)	1,346,400

47,900	Hasbro, Inc. (a)	3,521,129

101,300	Haverty Furniture Cos, Inc.	1,752,490

4,700	Hawkins, Inc.	201,630

24,900	HealthStream, Inc. *	567,222

24,600	Heidrick & Struggles International, Inc.	545,628

206,836	Herman Miller, Inc. * (d)	4,761,365

5,600	Hibbett Sports, Inc. *	108,192

8,000	Hill-Rom Holdings, Inc.	813,360

102,975	Hilltop Holdings, Inc. (a)	1,924,603

31,900	Hilton Worldwide Holdings, Inc. * (a)	2,529,989

8,200	HMS Holdings Corp.*	256,168

44,800	HNI Corp.	1,141,056

18,800	Home Depot, Inc. (The) (a) (d)	4,671,424

23,200	Honeywell International, Inc.	3,383,720

2,300	Horace Mann Educators Corp.	83,996

5,700	Hurco Cos, Inc.	178,182

13,900	Huron Consulting Group, Inc. *	643,014

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

37,700	Hyster-Yale Materials Handling, Inc. (a)	1,380,197

439,100	IBERIABANK Corp. (d)	18,622,231

27,100	IDT Corp. – Class B *	171,814

24,500	Illinois Tool Works, Inc. (a)	4,225,270

1,200	Independence Holding Co.	34,860

29,263	Independent Bank Corp.	404,415

52,600	Information Services Group, Inc. *	90,472

32,762	Ingles Markets, Inc. – Class A	1,395,989

80,700	Innospec, Inc.	6,221,163

26,300	Inogen, Inc. *	999,400

135,200	Insight Enterprises, Inc. * (a)	6,930,352

33,000	Integer Holdings Corp. *	2,612,940

57,900	Inter Parfums, Inc. *	2,687,139

42,300	Intercontinental Exchange, Inc.	4,113,675

51,600	Interface, Inc. (a)	438,084

67,675	International Bancshares Corp.(a) (d)	2,083,036

51,357	INTL. FCStone, Inc. * (d)	2,619,721

342,900	Investors Bancorp, Inc.	2,976,372

5,900	John B. Sanfilippo & Son, Inc.	512,946

27,300	Johnson Outdoors, Inc. – Class A (a) (d)	2,118,753

38,000	Kelly Services, Inc. – Class A	569,620

10,800	Kforce, Inc.	326,160

38,500	Kimball Electronics, Inc. *	546,315

95,700	Kimball International, Inc. – Class B	1,070,883

68,300	Knoll, Inc.	721,248

46,200	Koppers Holdings, Inc. *	765,534

21,100	Kronos Worldwide, Inc.	205,936

76,600	La-Z-Boy, Inc. (a)	1,970,152

890,700	Laredo Petroleum, Inc. * (a)	755,759

50,000	Las Vegas Sands Corp. *	2,397,000

5,400	LB Foster Co. – Class A *	65,988

12,800	LCNB Corp.	190,336

17,600	Leaf Group Ltd. *	48,048

87,084	Liberty Broadband Corp.– Class C *	11,897,416

233,900	Liberty Global Plc – Class A *	4,968,036

599,200	Liberty Media Corp.-Liberty SiriusXM – Class C * (d)	21,852,824

289,400	Liberty TripAdvisor Holdings, Inc. – Class A *	687,325

45,500	Luminex Corp.	1,417,780

142,800	Lyft, Inc. – Class A *	4,463,928

23,355	Macatawa Bank Corp.	172,593

65,430	Macquarie Infrastructure Corp.	1,857,558

9,400	Malibu Boats, Inc. – Class A*	443,022

9,200	ManTech International Corp. – Class A	715,208

52,600	Marchex, Inc. – Class B *	81,530

3,904	Markel Corp.*	3,503,528

5,700	Marlin Business Services Corp. (a)	42,693

12,400	Marten Transport Ltd.	317,316

76,800	Materion Corp. (d)	4,032,000

52,100	Matrix Service Co. *	574,142

116,500	MDC Holdings, Inc. (a)	3,959,835

Shares	Description	Value ($)

	United States — continued

4,800	Mercantile Bank Corp.	110,112

59,800	Meridian Bioscience, Inc. *	924,508

157,600	Meritor, Inc. * (a)	3,211,888

24,000	Methode Electronics, Inc.	752,400

202,600	MFA Financial, Inc. (REIT)	342,394

7,900	MicroStrategy, Inc. – Class A *	983,392

8,300	Miller Industries, Inc.	245,929

91,200	Modine Manufacturing Co. * (a)	487,920

97,000	Moog, Inc. – Class A * (d)	5,266,130

51,600	Movado Group, Inc. *	541,800

42,200	Mueller Industries, Inc. (a)	1,130,116

58,800	National General Holdings Corp.	1,193,640

3,000	National HealthCare Corp.	201,210

10,000	National Instruments Corp. (a)	387,200

5,700	National Presto Industries, Inc.	512,943

31,400	Natus Medical, Inc. *	671,960

134,900	Navient Corp.	1,003,656

15,300	Neenah, Inc.	773,568

48,000	NETGEAR, Inc. *	1,235,040

12,500	NetScout Systems, Inc. *	343,375

659,300	Newmark Group, Inc. – Class A	2,802,025

27,600	NextGen Healthcare, Inc. *	284,832

840	NexTier Oilfield Solutions, Inc. *	2,436

4,737	Northrim BanCorp, Inc.	109,283

153,540	Northwest Bancshares, Inc. (a)	1,529,258

9,500	Nu Skin Enterprises, Inc. – Class A	353,210

11,700	O’Reilly Automotive, Inc. * (a)	4,881,708

1,055,400	Office Depot, Inc. (a)	2,606,838

167,700	OFG Bancorp	2,037,555

657	Oil-Dri Corp. of America (a)	23,278

16,800	Olympic Steel, Inc. (a)	185,304

7,500	OneSpan, Inc. *	152,400

9,695	Onto Innovation, Inc.* (a)	301,321

14,600	Ooma, Inc. *	183,084

43,542	Oppenheimer Holdings, Inc. – Class A	922,220

57,800	OraSure Technologies, Inc. *	840,412

149,800	Owens & Minor, Inc.	1,187,914

19,800	Pacira BioSciences, Inc. * (a)	870,210

1,100	Park National Corp.	82,357

12,100	Park-Ohio Holdings Corp.	176,539

121,400	Patterson Cos., Inc.	2,390,366

58,100	PC Connection, Inc. (a) (d)	2,514,568

347,500	PDL BioPharma, Inc. * (a)	1,136,325

48,600	Penn Virginia Corp. * (a)	426,708

1,650	Penns Woods Bancorp, Inc.	35,409

207,300	PennyMac Financial Services, Inc. (a)	6,961,134

409,500	PennyMac Mortgage Investment Trust (REIT) (a)	4,508,595

5,100	Peoples Bancorp, Inc.	114,597

95,600	Perdoceo Education Corp. * (a)	1,556,368

165,751	PG&E Corp. *	1,965,807

15,800	Phibro Animal Health Corp. – Class A	413,960

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

72,600	Photronics, Inc. *	870,474

6,800	Plexus Corp. *	436,696

167,400	PolyOne Corp.	4,148,172

47,600	Popular, Inc.	1,879,724

1,900	Preformed Line Products Co.	94,297

12,500	Premier Financial Bancorp, Inc.	165,750

142,200	Prestige Consumer Healthcare, Inc. * (a)	6,000,840

6,700	Principia Biopharma, Inc. *	428,063

86,100	Progress Software Corp.	3,478,440

15,700	Protective Insurance Corp. – Class B (a)	216,974

1,700	Providence Service Corp. (The) *	136,850

27,300	Quanex Building Products Corp.	338,520

126,900	Qurate Retail, Inc. – Series A*	1,045,021

356,900	Radian Group, Inc.	5,667,572

5,500	Rambus, Inc. *	85,470

65,733	Raytheon Technologies Corp.	4,241,093

186,900	Realogy Holdings Corp.	1,132,614

3,400	Regional Management Corp. *	53,924

23,100	Reliance Steel & Aluminum Co.	2,240,700

18,300	Renewable Energy Group, Inc. *	520,635

36,500	Rent-A-Center, Inc.	929,290

9,433	Republic Bancorp, Inc. – Class A	302,328

30,800	Resideo Technologies, Inc. *	217,448

43,000	Resources Connection, Inc.	472,570

79,500	Retail Properties of America, Inc. – Class A (REIT)	430,890

15,400	Riverview Bancorp, Inc.	77,000

18,700	Rocky Brands, Inc.	387,838

87,400	RTI Surgical Holdings, Inc. * (a)	237,728

8,900	Ryerson Holding Corp. *	44,411

142,400	Sally Beauty Holdings, Inc. *	1,856,896

171,700	SandRidge Energy, Inc. *	271,286

298,600	Sanmina Corp. * (d)	7,945,746

7,200	ScanSource, Inc. *	177,480

5,300	Scholar Rock Holding Corp. *	97,520

37,400	Scholastic Corp.	1,099,560

149,400	Schweitzer-Mauduit International, Inc. (a)	4,540,266

36,100	Sciplay Corp. – Class A *	506,122

26,200	SeaSpine Holdings Corp. *	279,030

65,200	Select Medical Holdings Corp. *	1,052,328

15,776	Seneca Foods Corp. – Class A * (a)	575,351

120,900	Sensata Technologies Holding Plc * (a)	4,310,085

69,200	Shoe Carnival, Inc. (a)	1,798,508

33,000	Sierra Bancorp	621,720

97,700	Signet Jewelers Ltd.	1,030,735

40,700	Skyworks Solutions, Inc. (d)	4,824,578

137,500	Sonic Automotive, Inc. – Class A (a)	3,613,500

115,500	Southwestern Energy Co. *	347,655

41,200	SpartanNash Co.	882,092

105,600	Spok Holdings, Inc.	1,084,512

81,100	SPX Corp. *	3,242,378

20,000	Standard Motor Products, Inc.	851,000

Shares	Description	Value ($)

	United States — continued

17,400	Star Group LP	137,460

163,500	Steelcase, Inc. – Class A	1,893,330

30,500	Stepan Co.	2,963,380

105,300	Stoneridge, Inc. *	2,167,074

482,100	Summit Hotel Properties, Inc. (REIT)	3,013,125

353,300	Sunstone Hotel Investors, Inc. (REIT)	3,126,705

10,900	Surgery Partners, Inc. *	146,114

2,800	Surmodics, Inc. *	103,544

92,600	Sykes Enterprises, Inc. *	2,524,276

1,507,100	Syncora Holdings Ltd.	493,575

33,900	Systemax, Inc. (a)	711,561

133,181	Taubman Centers, Inc. (REIT) (a) (d)	5,505,703

36,580	Taylor Morrison Home Corp. *	707,091

105,357	Tech Data Corp. * (d)	14,353,838

621,100	TEGNA, Inc.	7,279,292

158,900	Telephone & Data Systems, Inc.	3,255,861

25,300	Tempur Sealy International, Inc. *	1,650,319

11,000	Tennant Co.	703,340

85,000	Terex Corp.	1,336,200

11,600	Territorial Bancorp, Inc.	294,988

311,576	Texas Capital Bancshares, Inc. * (a)	8,337,774

1,888,723	The Oneida Group(c)	1,945,385

31,000	Third Point Reinsurance Ltd. *	228,780

101,925	Tiffany & Co. (d)	13,059,650

3,300	Timberland Bancorp, Inc.	59,301

18,600	Timken Co. (The) (d)	791,244

19,800	Translate Bio, Inc. * (a)	410,256

80,500	Tredegar Corp.	1,232,455

162,800	TRI Pointe Group, Inc. * (a)	2,331,296

83,800	Tribune Publishing Co.	796,100

44,600	TriCo Bancshares	1,265,302

13,200	TriMas Corp. *	312,180

17,700	Triple-S Management Corp. – Class B *	352,230

446,524	TRU TAJ (c)	2,158,050

5,869	TRU TAJ Liquidation Unit Trust(f)	352,140

48,300	TrueBlue, Inc. *	746,718

125,800	UFP Industries, Inc. (d)	5,752,834

54,700	Unisys Corp. *	621,392

90,900	United Natural Foods, Inc. * (a)	1,781,640

5,421	United Security Bancshares	33,231

20,300	United States Cellular Corp. * (a)	639,653

8,100	Unitil Corp.	390,177

122,900	Universal Corp. (a) (d)	5,414,974

17,500	Universal Electronics, Inc. *	791,700

30,400	Universal Insurance Holdings, Inc.	542,944

105,100	US Bancorp	3,737,356

4,000	USANA Health Sciences, Inc. *	338,880

58,900	Valvoline, Inc. (a)	1,080,815

66,700	Vanda Pharmaceuticals, Inc. *	781,724

41,000	Varex Imaging Corp. *	769,160

67,857	Vectrus, Inc. *	3,726,706

140,300	Vera Bradley, Inc. *	736,575

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

32,700	Veritiv Corp. *	407,442

91,646	Verso Corp. – Class A *	1,317,869

68,900	VF Corp. (a)	3,865,290

12,700	Village Super Market, Inc. – Class A	303,911

14,300	Vishay Precision Group, Inc. *	337,766

24,900	Vista Outdoor, Inc. *	241,779

185,500	Waddell & Reed Financial, Inc. – Class A (a)	2,418,920

63,343	Walgreens Boots Alliance, Inc.(a) (e)	2,719,948

83,100	Walker & Dunlop, Inc.	3,365,550

61,425	Waterstone Financial, Inc.	915,232

13,900	Weis Markets, Inc.	774,647

5,770	West Bancorporation, Inc.	101,783

107,060	Westmoreland Mining Holdings LLC (c)	678,011

34,100	Westwood Holdings Group, Inc.	604,593

9,094	Weyco Group, Inc.	169,785

117,123	Willis Towers Watson Plc	23,764,257

11,100	Wolverine World Wide, Inc.	232,434

257,500	World Fuel Services Corp. (d)	6,561,100

47,100	Worthington Industries, Inc.	1,409,232

566,467	Wright Medical Group NV* (a)	16,739,100

47,900	WW International, Inc. * (a)	1,144,810

474,200	Xenia Hotels & Resorts, Inc. (REIT) *	4,267,800

113,400	Xperi Corp.	1,559,250

79,100	Zumiez, Inc. *	1,927,667

	Total United States	758,420,850

	Vietnam — 0.0%

621,320	Kinh Bac City Development Share Holding Corp	376,385

76,480	PetroVietnam Gas JSC	246,198

795,500	PetroVietnam Technical Services Corp	433,218

57,220	Pha Lai Thermal Power JSC	59,385

201,650	Vinh Hoan Corp	292,390

	Total Vietnam	1,407,576

	TOTAL COMMON STOCKS (COST $5,498,915,750)	4,935,594,473

	PREFERRED STOCKS (g) — 1.7%

	Brazil — 0.4%

929,700	Banco do Estado do Rio Grande do Sul SA – Class B	2,184,742

190,700	Bradespar SA	1,259,707

713,700	Cia Paranaense de Energia – Class B	8,466,018

326,600	Petroleo Brasileiro SA	1,244,878

913,500	Telefonica Brasil SA	8,069,709

	Total Brazil	21,225,054

	Colombia — 0.0%

24,432	Banco Davivienda SA	160,478

1,297,365	Grupo Aval Acciones y Valores SA	292,516

	Total Colombia	452,994

Shares	Description	Value ($)

	Germany — 0.1%

6,842	Draegerwerk AG & Co KGaA	543,442

70,874	Henkel AG & Co KGaA	6,338,568

96,859	Schaeffler AG	746,028

5,489	Villeroy & Boch AG	72,647

	Total Germany	7,700,685

	Russia — 0.4%

131,467	Bashneft PJSC	2,669,270

100,000	Nizhnekamskneftekhim PJSC	119,479

44,377,000	Surgutneftegas PJSC	22,384,558

544	Transneft PJSC	998,406

	Total Russia	26,171,713

	South Korea — 0.8%

12,112	Hyundai Motor Co Ltd Prf	552,902

13,549	Hyundai Motor Co Ltd-2nd Prf	661,276

54,433	LG Electronics Inc	947,637

1,197,107	Samsung Electronics Co Ltd	41,678,789

5,155	Samsung Electronics Co Ltd GDR (Registered)	4,486,353

	Total South Korea	48,326,957

	Taiwan — 0.0%

231,277	CTBC Financial Holding Co Ltd	508,245

	TOTAL PREFERRED STOCKS (COST $116,799,525)	104,385,648

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

184,475	Asian Pay Television Trust, Expires 06/18/20 *	—

	United States — 0.0%

295,400	Bristol-Myers Squibb Co., Expires 03/31/21 *	971,866

222,285	Contra Clementia Pharma CVR * (f)	300,085

2,616,810	Media General, Inc. CVR * (f)	130,841

	Total United States	1,402,792

	TOTAL RIGHTS/WARRANTS (COST $929,287)	1,402,792

	INVESTMENT FUNDS — 1.0%

	United States — 1.0%

1,233,918	Altaba, Inc. (f)	26,837,717

788,886	iShares Core MSCI Emerging Markets ETF	35,531,425

	Total United States	62,369,142

	TOTAL INVESTMENT FUNDS (COST $60,610,588)	62,369,142

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 16.1%

		Brazil — 0.1%

		Corporate Debt — 0.1%

	6,930,000	Oi SA, 10.00%, due 07/27/25	5,297,119

		Israel — 0.1%

		Corporate Debt — 0.1%

	570,000	Teva Pharmaceutical Finance Co BV, 3.65%, due 11/10/21	563,231

	5,996,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	5,921,050

		Total Israel	6,484,281

		Italy — 0.0%

		Corporate Debt — 0.0%

	1,440,000	Intesa Sanpaolo SPA, 144A, 4.70%, due 09/23/49	1,449,638

		Jamaica — 0.0%

		Corporate Debt — 0.0%

	1,037,000	Digicel Ltd., 144A, 8.25%, due 12/30/22	668,865

	4,622,000	Digicel Ltd., Reg S, 6.75%, due 03/01/23	2,126,120

		Total Jamaica	2,794,985

		Luxembourg — 0.1%

		Bank Loans — 0.1%

	6,486,202	SkillSoft Corp., 1st Lien Term Loan, Variable Rate, 3 mo. LIBOR plus 4.75%, 5.75%, due 04/28/21 (f)	3,826,859

		Netherlands — 0.1%

		Corporate Debt — 0.1%

EUR	11,858,000	Hema Bondco I BV, Reg S, Variable Rate, 6.25%, due 07/15/22	6,049,257

		Puerto Rico — 0.2%

		Municipal Obligations — 0.2%

	1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.05%, due 07/01/28	1,215,000

	3,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.10%, due 07/01/34	2,622,800

	524,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class A, 6.00%, due 07/01/44	531,394

	6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 5.35%, due 07/01/27	6,146,200

	1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Class B, 6.05%, due 07/01/28	1,229,580

		Total Puerto Rico	11,744,974

Par Value†		Description	Value ($)

		Saint Lucia — 0.1%

		Bank Loans — 0.1%

	5,524,375	Digicel International Finance Ltd, 2017 Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.25%, 3.80%, due 05/28/24(f)	4,585,231

		Corporate Debt — 0.0%

	1,954,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, Reg S, 8.75%, due 05/25/24	1,845,309

	2,530,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, 144A, 8.75%, due 05/25/24	2,389,269

		Total Corporate Debt	4,234,578

		Total Saint Lucia	8,819,809

		United Kingdom — 0.2%

		Bank Loans — 0.1%

	5,564,900	Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, Variable Rate, 3 mo. LIBOR plus 2.50%, 3.50%, due 02/01/24(f)	5,221,713

		Corporate Debt — 0.1%

GBP	2,000,000	Ardonagh Midco 3 Plc, 8.38%, due 07/15/23	2,340,806

	2,288,000	Ardonagh Midco 3 Plc, 144A, 8.63%, due 07/15/23	2,294,406

	430,000	Ardonagh Midco 3 Plc, 144A, 8.63%, due 07/15/23	425,700

		Total Corporate Debt	5,060,912

		Total United Kingdom	10,282,625

		United States — 15.2%

		Asset-Backed Securities — 0.7%

	6,425,000	Americold 2010 LLC, Series 10-ARTA, Class A2FX, 144A, 4.95%, due 01/14/29	6,453,158

	2,250,000	Americold 2010 LLC, Series 10-ARTA, Class D, 144A, 7.44%, due 01/14/29	2,266,526

	2,250,000	Americold LLC, Series 10-ARTA, Class C, 144A, 6.81%, due 01/14/29	2,264,869

	258,639	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.97%, due 07/24/29	258,891

	327,580	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.82%, due 04/15/31	327,503

	149,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.74%, due 04/20/31	148,997

	157,001	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.99%, due 11/17/27	156,987

	444,222	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.74%, due 07/26/31	444,187

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

5,000,000	Aventura Mall Trust, Series 13-AVM, Class A, 144A, Variable Rate, 3.74%, due 12/05/32	5,000,103

385,472	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.09%, due 04/25/26	386,365

313,076	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.29%, due 07/20/25	313,272

238,400	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.82%, due 04/15/30	238,399

1,410,383	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.17%, due 10/25/37	1,396,832

461,929	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 1.02%, due 04/25/36	461,577

8,058,000	Bear Stearns Commercial Mortgage Securities Trust, Series 06-T22, Class F, 144A, Variable Rate, 5.78%, due 04/12/38	8,106,588

641,764	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 1.92%, due 07/15/31	641,760

226,328	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.70%, due 04/22/30	226,315

7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	7

251,438	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.74%, due 04/20/31	251,037

105,275	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.33%, due 01/16/26	104,958

575,736	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.99%, due 05/16/31	571,959

198,037	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 1.64%, due 01/27/31	197,696

1,350,514	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 1.30%, due 07/25/29	1,328,051

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

212,325	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 1.84%, due 04/20/31	212,004

622,350	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.74%, due 04/20/31	618,951

361,827	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.09%, due 07/20/30	360,901

138,220	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 0.92%, due 04/25/31	137,845

1,819,867	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.76%, due 06/25/37	1,769,397

581,000	Madison Avenue Trust, Series 13-650M, Class D, 144A, Variable Rate, 4.03%, due 10/12/32	580,984

1,096,640	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 1.74%, due 04/19/30	1,091,220

400,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class B, 144A, Variable Rate, 3.45%, due 07/13/29	407,220

550,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	562,296

509,238	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 1.83%, due 01/16/31	506,861

416,797	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 1.56%, due 05/15/26	414,607

1,112,533	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.88%, due 04/17/28	1,112,336

946,310	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.88%, due 01/17/30	939,017

954,230	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.42%, due 05/25/47	947,311

335,175	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	334,162

	Total Asset-Backed Securities	41,541,149

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Bank Loans — 0.9%

4,809,054	BI-LO Holding LLC, Exit Term Loan B, Variable Rate, 3 mo. LIBOR plus 8.00%, 9.00%, due 05/31/24 (f)	4,688,828

4,749,900	Clear Channel Outdoor Holdings, Inc., Term Loan B, Variable Rate, 1 mo. LIBOR plus 3.50%, 4.30%, due 08/21/26 (f)	4,417,407

655,840	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 3.75%, due 10/10/25 (f)	429,575

8,199,575	Flexential Intermediate Corp., 2017 1st Lien Term Loan, Variable Rate, 3 mo. LIBOR plus 3.50%, 4.95%, due 08/01/24 (f)	6,600,658

3,854,567	Murray Energy Corp., DIP Term Loan, Variable Rate, 3 mo. LIBOR plus 11.00%, 13.00%, due 07/31/20 (f)	2,312,741

7,435,313	Murray Energy Corp., 2018 Term Loan B2, Zero Coupon, due 10/17/22 (f)	37,177

4,159,416	Owens & Minor Distribution, Inc., Term Loan B, Variable Rate, 3 mo. LIBOR plus 4.50%, 4.87%, due 04/30/25 (f)	3,681,083

1,399,065	Pacific Gas & Electric Co., Revolver, Variable Rate, 12.58%, due 04/27/22 (f)	1,437,539

6,777,270	Quorum Health Corp., Term Loan B, Variable Rate, 3 mo. LIBOR plus 6.75%, 7.75%, due 04/29/22 (f)	5,980,940

12,863,907	SeaWorld Parks & Entertainment, Inc., Term Loan B5, Variable Rate, 3 mo. LIBOR plus 3.00%, 3.75%, due 03/31/24 (f)	11,770,475

2,084,655	Surgery Center Holdings, Inc., 2017 Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.25%, 4.25%, due 09/03/24 (f)	1,904,853

2,780,000	VICI Properties 1 LLC, Replacement Term Loan B1, Variable Rate, 1 mo. LIBOR plus 1.75%, 1.92%, due 12/20/24 (f)	2,652,593

9,430,951	Westmoreland Coal Co., PIK Term Loan, Variable Rate, 3 mo. LIBOR plus 12.50%, 12.80%, due 03/15/29 (f)	5,658,571

3,422,687	Windstream Services LLC, Term Loan B7, Variable Rate, 3 mo. LIBOR plus 4.25%, 7.50%, due 02/17/24 (f)	1,882,478

1,362,593	WP CPP Holdings LLC, 2018 Term Loan, Variable Rate, 3 mo. LIBOR plus 3.75%, 4.75%, due 04/30/25 (f)	1,171,830

	Total Bank Loans	54,626,748

Par Value†	Description	Value ($)

	United States — continued

	Convertible Debt — 0.1%

1,140,000	Bloomin’ Brands, Inc., 144A, 5.00%, due 05/01/25	1,348,191

745,300	Live Nation Entertainment, Inc., 144A, 2.00%, due 02/15/25	624,943

385,000	Prospect Capital Corp., 6.38%, due 03/01/25	326,887

570,000	Sabre GLBL, Inc., 144A, 4.00%, due 04/15/25	649,353

	Total Convertible Debt	2,949,374

	Corporate Debt — 2.1%

1,257,000	Ahern Rentals, Inc., 144A, 7.38%, due 05/15/23	546,795

3,420,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, due 09/15/24	2,855,700

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	891,252

2,088,200	Ares Capital Corp., 4.25%, due 03/01/25	2,029,342

1,142,000	Boeing Co. (The), 3.50%, due 03/01/39	961,160

1,430,000	Boeing Co. (The), 5.71%, due 05/01/40	1,565,214

572,000	Boeing Co. (The), 3.63%, due 03/01/48	478,916

1,989,000	Boeing Co. (The), 3.75%, due 02/01/50	1,730,330

1,140,000	Boeing Co. (The), 5.81%, due 05/01/50	1,290,388

855,000	Boyd Gaming Corp., 6.00%, due 08/15/26	831,496

2,280,000	Bruin E&P Partners LLC, 144A, 8.88%, due 08/01/23	22,800

1,140,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	688,150

1,401,000	EPR Properties, 4.50%, due 04/01/25	1,247,560

1,895,400	EPR Properties, 4.75%, due 12/15/26	1,653,753

1,140,000	EPR Properties, 4.95%, due 04/15/28	982,994

2,850,000	EPR Properties, 3.75%, due 08/15/29	2,321,207

290,000	Ferrellgas LP / Ferrellgas Finance Corp., 144A, 10.00%, due 04/15/25	309,575

1,740,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,730,778

1,140,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,066,139

2,280,000	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	2,143,200

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	263,839

12,280,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	11,467,064

1,140,000	Frontier Communications Corp., 10.50%, due 09/15/22 (h)	396,150

1,791,000	Frontier Communications Corp., 7.13%, due 01/15/23 (h)	561,926

1,894,000	Frontier Communications Corp., 11.00%, due 09/15/25 (h)	667,635

9,823,000	Frontier Communications Corp., 144A, 8.50%, due 04/01/26	9,409,157

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

5,977,000	FS KKR Capital Corp., 4.13%, due 02/01/25	5,183,398

5,710,000	FS KKR Capital Corp. II, 144A, 4.25%, due 02/14/25	4,725,639

1,160,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT plus 3.22%, 4.95%, due 12/31/99	1,113,600

1,400,000	Gulfport Energy Corp., 6.38%, due 01/15/26	700,000

4,241,000	iHeartCommunications, Inc., 6.38%, due 05/01/26	4,432,312

1,316,000	Installed Building Products, Inc., 144A, 5.75%, due 02/01/28	1,335,740

3,134,100	JPMorgan Chase & Co., Variable Rate, SOFR plus 2.75%, 4.00%, due 12/31/99	2,695,326

3,380,000	Live Nation Entertainment, Inc., 144A, 4.88%, due 11/01/24	3,227,900

4,480,000	Live Nation Entertainment, Inc., 144A, 5.63%, due 03/15/26	4,323,200

5,100,000	Live Nation Entertainment, Inc., 144A, 4.75%, due 10/15/27	4,737,441

2,850,000	Marriott Ownership Resorts, Inc., 144A, 6.13%, due 09/15/25	2,953,313

2,850,000	Marriott Ownership Resorts, Inc., 144A, 4.75%, due 01/15/28	2,509,083

2,860,000	Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, due 09/15/26	2,838,550

2,145,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, due 09/01/26	2,107,463

858,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, due 02/01/27	899,956

14,661,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21 (h)	147

1,640,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, due 04/15/26	1,139,800

1,572,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 4.63%, due 03/15/30	1,446,240

1,854,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,631,520

2,850,000	Owl Rock Capital Corp., 3.75%, due 07/22/25	2,659,370

4,200,000	Pacific Gas & Electric Co., 3.50%, due 10/01/20 (h)	4,368,000

1,700,000	Pacific Gas & Electric Co., 3.25%, due 09/15/21 (h)	1,768,000

1,318,000	Prospect Capital Corp., 5.88%, due 03/15/23	1,245,219

550,000	Prospect Capital Corp., 6.38%, due 01/15/24	528,877

2,533,000	Springleaf Finance Corp., 6.63%, due 01/15/28	2,419,015

1,862,000	Taylor Morrison Communities, Inc., 144A, 6.00%, due 09/01/23	1,863,154

2,859,000	Tempur Sealy International, Inc., 5.50%, due 06/15/26	2,866,148

Par Value† / Shares	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,710,000	Tenet Healthcare Corp., 4.63%, due 07/15/24	1,731,375

1,140,000	Uber Technologies, Inc., 144A, 7.50%, due 11/01/23	1,158,525

3,420,000	Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.13%, due 12/15/24	3,090,893

9,861,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, 6.00%, due 04/15/23	9,639,128

2,856,000	Viking Cruises Ltd., 144A, 5.88%, due 09/15/27	1,714,657

1,349,000	VOC Escrow Ltd., 144A, 5.00%, due 02/15/28	1,106,679

1,450,000	Western Midstream Operating LP, 5.38%, due 06/01/21	1,431,875

572,000	Wyndham Destinations, Inc., 5.75%, due 04/01/27	514,727

	Total Corporate Debt	134,218,790

	U.S. Government — 11.3%

25,000,000	U.S. Treasury Note, 1.38%, due 05/31/21 (d)	25,291,016

41,000,000	U.S. Treasury Note, 1.75%, due 07/31/21 (i)	41,743,125

10,000,000	U.S. Treasury Note, 1.13%, due 08/31/21	10,115,625

50,000,000	U.S. Treasury Note, 1.13%, due 09/30/21 (d)	50,621,094

75,000,000	U.S. Treasury Note, 1.25%, due 10/31/21	76,130,859

75,000,000	U.S. Treasury Note, 1.50%, due 11/30/21	76,476,562

84,000,000	U.S. Treasury Note, 1.63%, due 12/31/21 (d)	85,909,688

78,571,400	U.S. Treasury Note, 1.38%, due 01/31/22 (d)	80,133,620

29,000,000	U.S. Treasury Note, 1.13%, due 02/28/22 (d)	29,481,445

227,000,000	U.S. Treasury Note, 1.75%, due 02/28/22 (d)	233,224,767

	Total U.S. Government	709,127,801

	U.S. Government Agency — 0.1%

6,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 0.19%, due 10/16/20	6,000,665

	Total United States	948,464,527

	TOTAL DEBT OBLIGATIONS (COST $1,032,475,851)	1,005,214,074

	MUTUAL FUNDS — 0.3%

	United States — 0.3%

	Affiliated Issuers — 0.3%

4,406,407	GMO U.S. Treasury Fund (j)	22,208,292

	TOTAL MUTUAL FUNDS (COST $22,208,292)	22,208,292

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		SHORT-TERM INVESTMENTS — 3.2%

		Foreign Government Obligations — 2.2%

JPY	2,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/01/20	22,254,327

JPY	2,590,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/15/20	24,017,314

JPY	5,500,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/11/20	51,012,254

JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/17/20	15,767,615

JPY	2,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/31/20	22,260,793

		Total Foreign Government Obligations	135,312,303

Shares / Par Value†	Description	Value ($)

	Money Market Funds — 0.2%

841,352	SSgA USD Liquidity Fund – Class D Shares, 0.23% (i)	841,352

8,944,853	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (k)	8,944,853

	Total Money Market Funds	9,786,205

	U.S. Government — 0.8%

48,700,000	U.S. Cash Management Bill, 0.17%, due 09/08/20 (d) (i) (l)	48,677,902

	TOTAL SHORT-TERM INVESTMENTS (COST $194,321,788)	193,776,410

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Value ($)
Equity Options – Calls — 0.0%

DuPont de Nemours, Inc.	85.00	06/19/20	800	USD	4,040,000	—

Bunge Ltd.	65.00	07/17/20	660	USD	2,565,420	—

CVS Health Corp. (e)	65.00	08/21/20	612	USD	4,012,884	238,680

Charles Schwab Corp. (The) (e)	36.00	09/18/20	1,500	USD	5,386,500	480,000

	Total Equity Options – Calls					718,680

	TOTAL PURCHASED OPTIONS (COST $829,361)					718,680

	TOTAL INVESTMENTS — 101.2% (Cost $6,927,090,442)					6,325,669,511

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (4.8)%

	Common Stocks — (4.7)%

	Austria — (0.1)%

(23,617)	ANDRITZ AG *	(884,830)

(30,724)	IMMOFINANZ AG *	(575,664)

(7,332)	Schoeller-Bleckmann Oilfield Equipment AG	(199,603)

(3,028)	Verbund AG	(135,004)

(147,840)	voestalpine AG	(2,887,255)

	Total Austria	(4,682,356)

	Brazil — (0.1)%

(218,800)	Pagseguro Digital Ltd – Class A*	(6,942,524)

	Canada — (0.1)%

(278,600)	AltaGas Ltd	(2,990,673)

	Denmark — (0.2)%

(1,647)	AP Moller – Maersk A/S – Class A	(1,512,686)

(2,135)	AP Moller – Maersk A/S – Class B	(2,104,946)

Shares	Description	Value ($)

	Denmark — continued

(62,297)	Chr Hansen Holding A/S	(6,049,977)

(29,343)	Jyske Bank A/S (Registered) *	(810,276)

	Total Denmark	(10,477,885)

	Finland — (0.1)%

(544,082)	Nokia Oyj	(2,163,593)

(46,356)	Nokian Renkaat Oyj	(1,079,801)

	Total Finland	(3,243,394)

	France — (0.2)%

(177,018)	ArcelorMittal SA	(1,695,388)

(21,959)	CGG SA *	(24,082)

(35,917)	Electricite de France SA	(320,484)

(156,513)	Worldline SA *	(11,751,973)

	Total France	(13,791,927)

	Germany — (0.2)%

(1,179,982)	Deutsche Bank AG (Registered) *	(9,877,777)

(46,121)	thyssenkrupp AG *	(313,456)

	Total Germany	(10,191,233)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — (0.0)%

(20,631)	Jardine Matheson Holdings Ltd	(829,638)

	Ireland — (0.4)%

(198,569)	Flutter Entertainment Plc *	(25,263,305)

	Israel — (0.1)%

(18,200)	Wix.com Ltd *	(4,046,406)

	Japan — (0.3)%

(31,900)	Coca-Cola Bottlers Japan Holdings Inc	(633,425)

(104)	Daiwa House REIT Investment Corp	(256,473)

(4,300)	Idemitsu Kosan Co Ltd	(95,734)

(88,500)	Japan Lifeline Co Ltd	(1,197,810)

(132)	Japan Retail Fund Investment Corp (REIT)	(174,091)

(234,400)	JGC Holding Corp	(2,527,718)

(33,300)	Keikyu Corp	(558,691)

(35,000)	Kyushu Electric Power Co Inc	(291,716)

(7,300)	Maruichi Steel Tube Ltd	(187,277)

(21,300)	Mitsubishi Materials Corp	(485,915)

(218,000)	Mitsui OSK Lines Ltd	(3,873,839)

(21)	Nippon Building Fund Inc (REIT)	(131,337)

(237,200)	Nippon Yusen KK	(3,429,987)

(76)	Nomura Real Estate Master Fund Inc (REIT)	(93,301)

(629,500)	Orient Corp	(751,510)

(72)	Orix JREIT Inc	(104,066)

(8,500)	Persol Holdings Co Ltd	(112,335)

(112,300)	Yamato Holdings Co Ltd	(2,498,441)

	Total Japan	(17,403,666)

	Netherlands — (0.0)%

(9,708)	Just Eat Takeaway *	(1,058,308)

	New Zealand — (0.0)%

(4,075)	Fletcher Building Ltd	(8,907)

	Norway — (0.0)%

(3,166)	Aker BP ASA	(51,176)

	Singapore — (0.0)%

(241,500)	Singapore Post Ltd	(132,059)

	Spain — (0.0)%

(51,960)	Cellnex Telecom SA	(2,915,382)

	Sweden — (0.0)%

(56,903)	Lundin Energy AB	(1,388,341)

(40,953)	Telia Co AB	(140,074)

	Total Sweden	(1,528,415)

	Switzerland — (0.0)%

(2,891)	Dufry AG (Registered)	(86,519)

Shares / Par Value†	Description	Value ($)

	United Kingdom — (1.1)%

(126,417)	Aon Plc – Class A	(24,897,828)

(21,279)	Dechra Pharmaceuticals Plc	(734,007)

(12,300)	Farfetch Ltd – Class A *	(170,478)

(993,565)	G4S Plc *	(1,112,165)

(1,585,217)	Melrose Industries Plc	(2,285,343)

(98,641)	Rolls-Royce Holdings Plc	(336,214)

(905,612)	Royal Dutch Shell Plc Sponsored ADR – Class A	(28,934,303)

(164,452)	Unilever Plc	(8,798,211)

(85,020)	Weir Group Plc (The)	(1,026,248)

	Total United Kingdom	(68,294,797)

	United States — (1.8)%

(57)	AbbVie, Inc.	(5,282)

(557,525)	Caesars Entertainment Corp. *	(6,350,210)

(21,648)	Charter Communications, Inc. – Class A *	(11,776,512)

(122,328)	CVS Health Corp. (e)	(8,021,047)

(27,278)	Digital Realty Trust, Inc. (REIT)	(3,916,030)

(685,241)	Discovery, Inc. – Class A *	(14,903,992)

(74,933)	Fidelity National Financial, Inc.	(2,390,363)

(2,013,025)	First Horizon National Corp.	(18,821,784)

(282,400)	Ford Motor Co.	(1,612,503)

(321,491)	Independent Bank Group, Inc.	(12,178,079)

(237,783)	Liberty Global Plc – Class C *	(4,905,463)

(3,486,709)	Sirius XM Holdings, Inc.	(20,292,646)

(251,717)	TD Ameritrade Holding Corp.	(9,381,492)

	Total United States	(114,555,403)

	TOTAL COMMON STOCKS (PROCEEDS $275,391,277)	(288,493,973)

	DEBT OBLIGATIONS — (0.1)%

	Corporate Debt — (0.1)%

	United States — (0.1)%

(4,200,000)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.63%, due 01/15/22	(3,899,490)

(5,090,000)	U.S. Concrete, Inc., 6.38%, due 06/01/24	(5,126,808)

	Total United States	(9,026,298)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $8,510,077)	(9,026,298)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $283,901,354)	(297,520,271)

	Other Assets and Liabilities (net) — 3.6%	223,725,942

	TOTAL NET ASSETS — 100.0%	$6,251,875,182

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/18/2020	MSCI	AUD	84,424,100	USD	54,285,963	(1,988,079)
07/14/2020	MSCI	AUD	4,493,222	USD	2,947,341	(47,689)
07/14/2020	UBS	AUD	33,529,440	USD	21,783,839	(565,751)
08/06/2020	DB	AUD	7,720,000	USD	5,003,595	(142,231)
08/06/2020	MSCI	AUD	29,380,050	USD	18,823,064	(760,436)
08/18/2020	BOA	AUD	84,424,100	USD	54,226,444	(2,046,045)
08/04/2020	CITI	BRL	4,403,068	USD	803,663	(19,238)
08/04/2020	GS	BRL	4,703,848	USD	820,000	(59,114)
08/04/2020	MSCI	BRL	39,725,154	USD	7,083,658	(340,677)
06/02/2020	GS	CAD	2,391,217	USD	1,693,785	(42,945)
06/02/2020	MSCI	CAD	1,182,914	USD	842,963	(16,182)
06/02/2020	SSB	CAD	22,328,624	USD	16,223,158	5,979
06/03/2020	GS	CAD	7,350,859	USD	5,220,000	(118,897)
06/03/2020	JPM	CAD	95,168,022	USD	66,940,000	(2,180,109)
06/03/2020	MSCI	CAD	59,956,593	USD	41,220,000	(2,326,205)
06/03/2020	MSCI	CAD	31,238,329	USD	22,460,000	(228,259)
08/14/2020	BCLY	CHF	7,119,173	USD	7,350,000	(67,291)
08/14/2020	JPM	CHF	17,337,839	USD	18,010,000	(53,867)
08/14/2020	MSCI	CHF	878,792	USD	909,860	(5,732)
06/03/2020	MSCI	CLP	9,062,188,800	USD	10,783,419	(538,646)
09/01/2020	JPM	CLP	9,062,188,800	USD	11,100,182	(224,597)
08/06/2020	MSCI	COP	25,713,100,300	USD	6,510,679	(344,982)
07/14/2020	JPM	CZK	183,015,697	USD	7,260,000	(291,389)
07/14/2020	MSCI	CZK	87,314,559	USD	3,514,089	(88,587)
06/18/2020	JPM	EUR	326,494,600	USD	352,923,913	(9,618,213)
07/17/2020	BOA	EUR	1,956,451	USD	2,142,426	(31,351)
07/17/2020	DB	EUR	8,674,007	USD	9,616,401	(21,131)
07/17/2020	MSCI	EUR	10,798,618	USD	11,784,802	(213,346)
07/27/2020	DB	EUR	6,380,000	USD	6,934,505	(155,693)
07/27/2020	JPM	EUR	5,979,000	USD	6,463,347	(181,212)
08/18/2020	BCLY	EUR	326,494,600	USD	352,793,740	(10,216,107)
08/18/2020	JPM	EUR	32,869,600	USD	36,054,322	(491,423)
08/18/2020	MSCI	EUR	23,936,000	USD	26,458,507	(154,502)
06/18/2020	JPM	GBP	109,656,500	USD	133,840,309	(1,594,030)
07/17/2020	JPM	GBP	3,943,132	USD	4,918,097	47,401
08/14/2020	JPM	GBP	16,797,300	USD	20,744,336	(6,388)
08/14/2020	MSCI	GBP	15,570,000	USD	18,968,612	(265,955)
08/18/2020	BCLY	GBP	109,656,500	USD	133,731,256	(1,736,124)
06/18/2020	MSCI	HKD	356,692,600	USD	45,999,923	(1,106)
08/18/2020	CITI	HKD	356,692,600	USD	45,969,392	39,718
07/14/2020	JPM	HUF	3,466,472,338	USD	10,579,165	(503,653)
08/19/2020	BCLY	IDR	24,326,082,000	USD	1,620,000	(12,857)
08/19/2020	JPM	IDR	44,327,500,000	USD	2,980,000	4,574
08/31/2020	MSCI	ILS	4,011,720	USD	1,146,173	1,498
06/04/2020	JPM	INR	480,474,238	USD	6,343,476	(13,310)
07/01/2020	GS	INR	113,643,000	USD	1,500,000	(922)
06/01/2020	GS	JPY	2,400,000,000	USD	22,176,268	(77,893)
06/02/2020	CITI	JPY	1,462,143,970	USD	13,282,308	(275,520)
06/09/2020	JPM	JPY	6,094,905,096	USD	55,360,000	(1,159,137)
06/09/2020	MSCI	JPY	2,325,606,054	USD	21,300,000	(265,758)
06/15/2020	BCLY	JPY	2,590,000,000	USD	24,299,431	279,562
06/18/2020	JPM	JPY	21,934,513,400	USD	205,224,345	1,791,994
07/17/2020	JPM	JPY	2,465,654,000	USD	22,935,258	57,026
08/11/2020	DB	JPY	5,500,000,000	USD	51,787,273	734,418
08/17/2020	DB	JPY	1,700,000,000	USD	15,903,858	122,411
08/18/2020	BOA	JPY	21,934,513,400	USD	205,026,111	1,400,374
08/18/2020	JPM	JPY	2,949,205,600	USD	27,398,012	19,508

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/31/2020	DB	JPY	2,400,000,000	USD	22,438,840	154,294
07/01/2020	BCLY	KRW	4,268,619,000	USD	3,490,000	27,335
07/14/2020	GS	NZD	2,354,927	USD	1,409,983	(51,541)
07/14/2020	UBS	NZD	14,150,947	USD	8,608,101	(174,316)
08/05/2020	JPM	NZD	23,110,000	USD	13,887,097	(453,378)
08/05/2020	MSCI	NZD	67,040,000	USD	40,701,965	(898,444)
06/02/2020	MSCI	PHP	92,325,120	USD	1,795,161	(28,725)
06/02/2020	BCLY	PHP	84,077,340	USD	1,660,000	(951)
06/02/2020	CITI	PHP	51,670,980	USD	1,030,000	9,238
06/02/2020	JPM	PHP	61,692,070	USD	1,210,000	(8,729)
06/02/2020	MSCI	PHP	64,229,385	USD	1,268,729	(125)
09/01/2020	JPM	PHP	82,900,170	USD	1,630,000	(2,442)
06/15/2020	CITI	PLN	3,965,093	USD	950,000	(38,490)
06/15/2020	JPM	PLN	24,006,940	USD	5,780,000	(204,882)
06/15/2020	MSCI	PLN	33,336,833	USD	8,639,668	328,864
06/30/2020	CITI	RON	1,807,102	USD	410,000	(3,160)
07/17/2020	MSCI	RUB	802,275,050	USD	10,816,318	(495,508)
06/08/2020	JPM	SEK	240,167,322	USD	23,920,000	(1,569,869)
08/18/2020	MSCI	SGD	672,733	USD	472,508	(3,805)
06/15/2020	BCLY	THB	85,206,108	USD	2,670,000	(8,440)
06/15/2020	MSCI	THB	42,600,745	USD	1,324,403	(14,745)
07/16/2020	JPM	TRY	8,949,805	USD	1,290,000	(2,718)
07/14/2020	UBS	USD	1,247,905	AUD	1,884,342	8,133
08/06/2020	JPM	USD	13,449,616	AUD	20,870,000	461,443
08/06/2020	MSCI	USD	16,731,576	AUD	25,560,000	305,640
08/04/2020	CITI	USD	2,370,000	BRL	12,725,715	8,341
08/04/2020	MSCI	USD	5,970,000	BRL	32,091,336	27,632
06/02/2020	GS	USD	5,310,550	CAD	7,392,885	58,870
06/02/2020	MSCI	USD	13,181,954	CAD	18,509,870	261,682
06/03/2020	DB	USD	20,620,000	CAD	28,455,724	47,265
06/03/2020	JPM	USD	113,295,403	CAD	152,506,741	(2,530,439)
06/03/2020	MSCI	USD	11,220,000	CAD	15,688,005	174,128
08/04/2020	SSB	USD	16,223,320	CAD	22,328,624	(5,787)
07/14/2020	GS	USD	1,057,686	CHF	1,022,600	6,781
07/14/2020	JPM	USD	4,086,972	CHF	3,941,411	15,808
07/14/2020	MSCI	USD	1,765,241	CHF	1,714,338	19,285
08/14/2020	DB	USD	1,290,000	CHF	1,248,071	10,335
08/14/2020	MSCI	USD	1,780,000	CHF	1,729,010	21,413
06/03/2020	JPM	USD	11,098,823	CLP	9,062,188,800	223,242
09/01/2020	MSCI	USD	1,150,000	CLP	928,855,000	10,766
07/14/2020	GS	USD	2,270,000	CZK	56,126,220	45,817
07/14/2020	JPM	USD	5,560,000	CZK	134,313,587	(18,103)
06/17/2020	BCLY	USD	30,983,672	EUR	28,340,008	484,639
06/17/2020	JPM	USD	11,503,644	EUR	10,641,176	312,155
06/17/2020	MSCI	USD	51,602,085	EUR	47,449,388	1,084,988
06/17/2020	SSB	USD	11,783,356	EUR	10,740,192	142,389
07/17/2020	BOA	USD	3,400,000	EUR	3,118,931	65,388
07/17/2020	GS	USD	2,178,283	EUR	1,983,009	25,003
07/27/2020	JPM	USD	7,691,803	EUR	6,900,000	(23,721)
07/17/2020	BCLY	USD	6,033,080	GBP	4,909,084	30,792
07/17/2020	BOA	USD	700,000	GBP	559,947	(8,334)
07/17/2020	GS	USD	8,764,149	GBP	7,119,785	30,459
07/17/2020	JPM	USD	2,177,801	GBP	1,758,711	(5,379)
07/17/2020	MSCI	USD	914,124	GBP	744,879	5,977
07/17/2020	MSCI	USD	8,490,487	GBP	6,957,565	103,741
07/17/2020	SSB	USD	6,060,948	GBP	4,912,387	7,004
07/14/2020	CITI	USD	1,180,000	HUF	369,224,006	463

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/19/2020	JPM	USD	8,126,389	IDR	123,847,545,400	186,717
06/04/2020	GS	USD	1,810,000	INR	137,324,700	6,838
06/04/2020	JPM	USD	4,500,430	INR	343,149,538	39,518
07/01/2020	JPM	USD	2,754,389	INR	209,416,208	11,443
06/02/2020	JPM	USD	14,060,000	JPY	1,462,143,970	(502,172)
06/09/2020	CITI	USD	13,287,683	JPY	1,462,143,970	271,038
06/09/2020	DB	USD	2,660,000	JPY	284,439,652	(22,341)
06/09/2020	JPM	USD	101,568,386	JPY	10,844,893,616	(1,001,761)
06/09/2020	MSCI	USD	51,700,000	JPY	5,552,897,981	(206,991)
07/13/2020	GS	USD	6,202,105	JPY	664,071,815	(40,714)
07/13/2020	SSB	USD	19,397,054	JPY	2,077,316,863	(123,291)
07/13/2020	UBS	USD	16,636,703	JPY	1,790,716,284	(22,077)
07/17/2020	DB	USD	997,744	JPY	107,062,000	(4,341)
07/17/2020	MSCI	USD	4,692,004	JPY	501,652,720	(37,284)
07/01/2020	BCLY	USD	7,880,000	KRW	9,686,828,000	(22,132)
07/01/2020	CITI	USD	993,616	KRW	1,229,022,880	3,357
07/01/2020	MSCI	USD	660,000	KRW	809,148,120	(3,626)
08/21/2020	BOA	USD	1,940,000	MXN	45,563,552	90,905
08/21/2020	CITI	USD	1,940,000	MXN	43,377,595	(6,530)
08/21/2020	JPM	USD	2,170,000	MXN	51,813,043	139,463
08/21/2020	MSCI	USD	4,316,799	MXN	102,961,260	272,495
06/04/2020	JPM	USD	20,032,539	NOK	187,619,756	(731,443)
08/11/2020	JPM	USD	22,220,000	NOK	223,831,796	817,694
08/11/2020	MSCI	USD	26,721,075	NOK	273,444,775	1,422,991
08/05/2020	BCLY	USD	874,015	NZD	1,424,000	9,621
08/05/2020	JPM	USD	12,035,806	NZD	19,656,000	161,355

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/06/2020	BCLY	USD	1,300,000	PEN	4,459,650	(438)
08/06/2020	JPM	USD	5,690,000	PEN	19,445,240	(23,568)
06/02/2020	JPM	USD	5,170,000	PHP	263,472,670	34,912
06/02/2020	MSCI	USD	1,770,000	PHP	90,522,225	18,270
09/01/2020	MSCI	USD	1,258,536	PHP	64,229,385	6,247
06/15/2020	CITI	USD	1,600,000	PLN	6,644,688	56,507
06/15/2020	JPM	USD	1,400,000	PLN	5,962,585	86,460
06/15/2020	MSCI	USD	1,180,000	PLN	4,867,360	33,423
06/30/2020	DB	USD	930,000	RON	4,185,421	26,917
06/30/2020	MSCI	USD	374,523	RON	1,684,417	10,587
06/08/2020	MSCI	USD	48,040,480	SEK	454,828,048	232,145
08/04/2020	BCLY	USD	7,370,000	SEK	71,124,922	182,739
08/04/2020	JPM	USD	26,710,000	SEK	260,775,353	981,673
08/04/2020	MSCI	USD	9,320,945	SEK	91,936,677	441,789
08/18/2020	GS	USD	1,010,000	SGD	1,428,152	1,171
08/18/2020	JPM	USD	6,800,000	SGD	9,594,300	(6,974)
06/15/2020	CITI	USD	2,190,000	THB	69,654,264	(429)
06/16/2020	JPM	USD	1,230,000	TRY	8,743,455	46,208
07/16/2020	JPM	USD	7,989,077	TRY	56,280,525	140,132
07/07/2020	JPM	USD	2,160,000	TWD	64,720,080	3,624
07/07/2020	MSCI	USD	5,870,000	TWD	175,659,750	2,392
07/07/2020	MSCI	USD	930,000	TWD	27,288,060	(17,747)
07/31/2020	DB	USD	4,150,000	ZAR	73,712,521	24,318
07/31/2020	JPM	USD	3,650,000	ZAR	64,251,884	(11,434)

						$(34,043,181)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
81	Australian Government Bond 10 Yr.	June 2020	8,042,934	27,639
54	Gilt Long Bond	September 2020	9,165,869	5,960
154	Hang Seng Index	June 2020	22,829,378	(105,271)
1	Japanese Government Bond 10 Yr. (OSE)	June 2020	1,411,285	(1,268)
2,369	Mini MSCI Emerging Markets	June 2020	110,502,005	5,345,382
256	MSCI Singapore	June 2020	5,235,404	(63,617)
135	Silver (i)	July 2020	12,486,825	1,518,037
179	WTI Crude (i)	June 2020	6,352,710	729,394

			$176,026,410	$7,456,256

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
19	Canadian Government Bond 10 Yr.	September 2020	2,120,173	7,285
6,694	E-mini Russell 2000 Index	June 2020	466,170,160	(54,778,553)
2	Euro Bund	June 2020	382,879	535
22,963	Euro STOXX 50	June 2020	781,737,583	(83,984,671)
3,725	FTSE 100 Index	June 2020	281,087,473	(17,396,035)
433	FTSE/JSE TOP 40	June 2020	11,606,356	(36,753)
92	Gold 100 OZ (i)	August 2020	16,115,640	(128,453)
601	Hang Seng Index	June 2020	89,093,870	47,298
5,908	S&P 500 E-Mini	June 2020	898,606,241	(77,635,824)
162	SGX Nifty 50	June 2020	3,093,142	(179,753)
63	Soybean (i)	November 2020	2,683,013	413
1,341	SPI 200	June 2020	128,752,502	(8,949,132)
3,040	TOPIX Index	June 2020	441,348,170	(31,376,772)
191	U.S. Treasury Note 10 Yr. (CBT)	September 2020	26,560,938	(57,767)

			$3,149,358,140	$(274,468,182)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(7,449,132)

Average interest rate (net)	(0.21	) %

Maximum balance outstanding	$(91,591,373)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Puts
Walgreens Boots Alliance, Inc.(e)	55.00	06/19/20	(1,354)	USD	(5,814,076)	$(1,710,102)

TOTAL WRITTEN OPTIONS (Premiums $293,511)						$(1,710,102)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	1.18%	N/A	12/20/2024	Quarterly	96,637	9,083	(87,554)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	1.32%	N/A	12/20/2024	Quarterly	(139,584)	(183,098)	(43,514)
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	4.12%	N/A	12/20/2024	Quarterly	14,842	(19,655)	(34,497)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	4.12%	N/A	12/20/2024	Quarterly	142,500	(39,310)	(181,810)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	1.30%	N/A	12/20/2024	Quarterly	(96,605)	(184,487)	(87,882)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	1.30%	N/A	12/20/2024	Quarterly	(51,323)	(184,487)	(133,164)

									$(33,533)	$(601,954)	$(568,421)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month AUD BBSW	0.94%	AUD	15,150,000	06/17/2030	Semi-Annually	—	53,638	53,638
6 Month AUD BBSW	0.91%	AUD	15,710,000	06/17/2030	Semi-Annually	—	30,051	30,051
6 Month AUD BBSW	0.90%	AUD	86,770,000	06/17/2030	Semi-Annually	31,127	86,893	55,766
6 Month AUD BBSW	0.90%	AUD	31,490,000	06/17/2030	Semi-Annually	—	41,785	41,785
6 Month AUD BBSW	0.92%	AUD	94,310,000	06/17/2030	Semi-Annually	—	223,382	223,382
6 Month AUD BBSW	0.89%	AUD	34,250,000	06/17/2030	Semi-Annually	32,264	23,150	(9,114)
0.88%	6 Month AUD BBSW	AUD	45,490,000	06/17/2030	Semi-Annually	—	(2,612)	(2,612)
0.89%	6 Month AUD BBSW	AUD	22,710,000	06/17/2030	Semi-Annually	—	(16,828)	(16,828)
6 Month AUD BBSW	0.95%	AUD	69,930,000	06/17/2030	Semi-Annually	(3,735)	293,110	296,845
3 Month CAD LIBOR	1.00%	CAD	105,910,000	06/17/2030	Semi-Annually	14,764	(18,301)	(33,065)
3 Month CAD LIBOR	1.10%	CAD	37,040,000	06/17/2030	Semi-Annually	(87,063)	255,214	342,277
3 Month CAD LIBOR	1.29%	CAD	6,590,000	06/17/2030	Semi-Annually	—	131,515	131,515
3 Month CAD LIBOR	1.07%	CAD	9,050,000	06/17/2030	Semi-Annually	3,131	43,180	40,049
3 Month CAD LIBOR	0.98%	CAD	75,230,000	06/17/2030	Semi-Annually	—	(145,838)	(145,838)
1.04%	3 Month CAD LIBOR	CAD	9,600,000	06/17/2030	Semi-Annually	—	(24,785)	(24,785)
6 Month CHF LIBOR	(0.34)%	CHF	142,670,000	06/17/2030	Semi-Annually	564,931	104,063	(460,868)
6 Month CHF LIBOR	(0.40)%	CHF	54,500,000	06/17/2030	Semi-Annually	—	(326,171)	(326,171)
0.63%	3 Month NZD Bank Bill Rate	NZD	9,190,000	06/17/2030	Semi-Annually	(3,901)	48,325	52,226
0.70%	3 Month NZD Bank Bill Rate	NZD	12,080,000	06/17/2030	Semi-Annually	—	9,050	9,050
3 Month SEK STIBOR	0.37%	SEK	393,200,000	06/17/2030	Quarterly	(57,640)	(39,277)	18,363
3 Month SEK STIBOR	0.40%	SEK	828,100,000	06/17/2030	Quarterly	118,491	223,124	104,633
3 Month SEK STIBOR	0.35%	SEK	216,400,000	06/17/2030	Quarterly	—	(50,160)	(50,160)
(0.15)%	6 Month EURIBOR	EUR	11,640,000	06/19/2030	Semi-Annually	—	28,806	28,806
(0.14)%	6 Month EURIBOR	EUR	52,130,000	06/19/2030	Semi-Annually	—	40,177	40,177
(0.14)%	6 Month EURIBOR	EUR	18,860,000	06/19/2030	Semi-Annually	—	30,604	30,604
(0.13)%	6 Month EURIBOR	EUR	8,780,000	06/19/2030	Semi-Annually	—	(215)	(215)
(0.12)%	6 Month EURIBOR	EUR	144,340,000	06/19/2030	Semi-Annually	28,228	(208,494)	(236,722)
(0.09)%	6 Month EURIBOR	EUR	12,610,000	06/19/2030	Semi-Annually	—	(58,324)	(58,324)
(0.01)%	6 Month EURIBOR	EUR	8,670,000	06/19/2030	Semi-Annually	—	(117,416)	(117,416)
(0.01)%	6 Month EURIBOR	EUR	3,280,000	06/19/2030	Semi-Annually	—	(45,724)	(45,724)
6 Month GBP LIBOR	0.48%	GBP	7,470,000	06/19/2030	Semi-Annually	—	73,314	73,314
6 Month GBP LIBOR	0.48%	GBP	3,580,000	06/19/2030	Semi-Annually	—	35,577	35,577
0.46%	6 Month GBP LIBOR	GBP	74,170,000	06/19/2030	Semi-Annually	(232,660)	(563,556)	(330,896)
0.50%	6 Month GBP LIBOR	GBP	16,480,000	06/19/2030	Semi-Annually	47,922	(200,296)	(248,218)
0.57%	6 Month GBP LIBOR	GBP	13,340,000	06/19/2030	Semi-Annually	—	(268,898)	(268,898)
0.56%	6 Month GBP LIBOR	GBP	7,790,000	06/19/2030	Semi-Annually	—	(152,229)	(152,229)
3 Month USD LIBOR	0.69%	USD	9,130,000	06/19/2030	Quarterly	—	39,391	39,391
3 Month USD LIBOR	0.65%	USD	4,340,000	06/19/2030	Quarterly	—	1,347	1,347
3 Month USD LIBOR	0.67%	USD	10,200,000	06/19/2030	Quarterly	—	19,805	19,805
3 Month USD LIBOR	0.69%	USD	11,730,000	06/19/2030	Quarterly	—	52,928	52,928
3 Month USD LIBOR	0.66%	USD	7,200,000	06/19/2030	Quarterly	—	11,133	11,133
3 Month USD LIBOR	0.67%	USD	7,210,000	06/19/2030	Quarterly	—	14,356	14,356
3 Month USD LIBOR	0.64%	USD	10,100,000	06/19/2030	Quarterly	—	(6,352)	(6,352)
0.68%	3 Month USD LIBOR	USD	29,290,000	06/19/2030	Quarterly	—	(97,413)	(97,413)
0.70%	3 Month USD LIBOR	USD	21,640,000	06/19/2030	Quarterly	—	(114,760)	(114,760)
0.70%	3 Month USD LIBOR	USD	21,650,000	06/19/2030	Quarterly	—	(113,743)	(113,743)
0.65%	3 Month USD LIBOR	USD	28,000,000	06/19/2030	Quarterly	(135,997)	(11,458)	124,539
0.70%	3 Month USD LIBOR	USD	84,490,000	06/19/2030	Quarterly	(177,582)	(452,239)	(274,657)

						$142,280	$(1,121,171)	$(1,263,451)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	8,701,747	12/07/2020	Monthly	—	(17,970)	(17,970)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	11,259,652	06/18/2022	Monthly	—	(1,204,613)	(1,204,613)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	13,588,534	06/18/2022	Monthly	—	473,342	473,342
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	9,776,760	06/18/2022	Monthly	—	(444,748)	(444,748)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	4,574,456	06/18/2022	Monthly	—	(239,270)	(239,270)
Total Return on Equity Basket(m)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	2,596,147	06/18/2022	Monthly	—	(117,108)	(117,108)

							$—	$(1,550,367)	$(1,550,367)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(e)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(f)	Investment valued using significant unobservable inputs.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(j)	All or a portion of this security is purchased with collateral from securities loaned.

(k)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(l)	The rate shown represents yield-to-maturity.
(m)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

CVR - Contingent Value Right

ETF- Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PIK - Payment In Kind

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

SOFR - Secured Overnight Financing Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

QAR - Qatari Rial

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

925,014	GMO Emerging Markets Fund, Class VI	26,529,403

12,843,470	GMO International Equity Fund, Class IV	242,613,141

	TOTAL MUTUAL FUNDS (COST $310,605,204)	269,142,544

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

126,980	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12%(a)	126,980

	TOTAL SHORT-TERM INVESTMENTS (COST $126,980)	126,980

	TOTAL INVESTMENTS — 100.0% (Cost $310,732,184)	269,269,524

	Other Assets and Liabilities (net) — (0.0%)	(46,419)

	TOTAL NET ASSETS — 100.0%	$269,223,105

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2020.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

8,240,030	GMO Emerging Markets Fund, Class VI	236,324,072

23,995,984	GMO International Equity Fund, Class IV	453,284,143

	TOTAL MUTUAL FUNDS (COST $816,275,744)	689,608,215

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

257,034	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12%(a)	257,034

	TOTAL SHORT-TERM INVESTMENTS (COST $257,034)	257,034

	TOTAL INVESTMENTS — 100.0% (Cost $816,532,778)	689,865,249

	Other Assets and Liabilities (net) — (0.0%)	(60,206)

	TOTAL NET ASSETS — 100.0%	$689,805,043

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2020.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 95.9%

	United States — 95.9%

	U.S. Government — 93.2%

25,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	25,196,289

25,000,000	U.S. Treasury Note, 1.25%, due 03/31/21 (a)	25,217,774

25,000,000	U.S. Treasury Note, 1.38%, due 04/30/21	25,267,578

12,000,000	U.S. Treasury Note, 2.63%, due 05/15/21 (b)	12,276,094

37,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	37,430,703

43,000,000	U.S. Treasury Note, 1.63%, due 06/30/21	43,658,437

15,000,000	U.S. Treasury Note, 1.13%, due 08/31/21	15,173,438

30,000,000	U.S. Treasury Note, 1.63%, due 12/31/21	30,682,031

30,000,000	U.S. Treasury Note, 1.50%, due 01/31/22	30,656,250

5,758,800	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 0.17%, due 07/31/20	5,759,116

66,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 0.25%, due 01/31/21 (a) (b)	66,052,090

	Total U.S. Government	317,369,800

	U.S. Government Agency — 2.7%

9,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 0.19%, due 10/16/20	9,000,997

	Total United States	326,370,797

	TOTAL DEBT OBLIGATIONS (COST $324,684,170)	326,370,797

	SHORT-TERM INVESTMENTS — 3.2%

	Money Market Funds — 3.2%

1,281,052	SSgA USD Liquidity Fund – Class D Shares, 0.23% (b)	1,281,052

9,659,909	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (c)	9,659,909

	Total Money Market Funds	10,940,961

	TOTAL SHORT-TERM INVESTMENTS (COST $10,940,961)	10,940,961

	TOTAL INVESTMENTS — 99.1% (Cost $335,625,131)	337,311,758

	Other Assets and Liabilities (net) — 0.9%	3,231,064

	TOTAL NET ASSETS — 100.0%	$340,542,822

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/14/2020	MSCI	AUD	2,903,885	USD	1,904,811	(30,820)
07/14/2020	UBS	AUD	21,286,021	USD	13,808,477	(380,065)
06/02/2020	GS	CAD	11,441,555	USD	8,084,565	(225,385)
06/02/2020	MSCI	CAD	16,556,564	USD	11,791,299	(233,659)
06/02/2020	SSB	CAD	14,175,231	USD	10,295,407	3,795
06/02/2020	UBS	CAD	12,051,854	USD	8,684,588	(68,620)
06/17/2020	MSCI	EUR	27,874,491	USD	30,413,186	(538,223)
07/17/2020	SSB	GBP	2,230,497	USD	2,778,578	23,390
07/14/2020	GS	NZD	1,864,632	USD	1,116,425	(40,810)
07/14/2020	UBS	NZD	8,636,357	USD	5,252,918	(107,013)
07/14/2020	UBS	USD	777,593	AUD	1,174,169	5,068
06/02/2020	GS	USD	1,917,460	CAD	2,670,919	22,417
06/02/2020	MSCI	USD	36,359,067	CAD	51,554,285	1,084,580
08/04/2020	SSB	USD	10,299,305	CAD	14,175,231	(3,674)
07/14/2020	GS	USD	677,607	CHF	655,129	4,344
07/14/2020	JPM	USD	2,334,962	CHF	2,251,800	9,032
07/14/2020	MSCI	USD	1,386,348	CHF	1,346,371	15,146
06/17/2020	BCLY	USD	10,103,601	EUR	9,241,517	158,038
06/17/2020	JPM	USD	21,295,961	EUR	19,528,385	388,058
06/17/2020	MSCI	USD	58,597,090	EUR	53,974,666	1,335,553
06/17/2020	SSB	USD	7,624,681	EUR	6,949,679	92,136
07/17/2020	BCLY	USD	1,406,539	GBP	1,147,186	10,505
07/17/2020	JPM	USD	6,992,018	GBP	5,618,073	(52,378)
07/17/2020	MSCI	USD	6,014,642	GBP	4,925,981	70,101
07/17/2020	SSB	USD	2,261,351	GBP	1,852,390	26,786
07/13/2020	GS	USD	4,921,367	JPY	526,940,637	(32,306)
07/13/2020	NABC	USD	4,063,603	JPY	433,835,666	(38,389)
07/13/2020	SSB	USD	11,140,248	JPY	1,193,058,693	(70,809)
07/13/2020	UBS	USD	6,776,978	JPY	729,476,935	(8,744)

						$1,418,054

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
51	Australian Government Bond 10 Yr.	June 2020	5,064,070	15,681
273	Euro STOXX 50	June 2020	9,293,836	781,206
34	Gilt Long Bond	September 2020	5,771,103	3,753
98	Hang Seng Index	June 2020	14,527,786	(66,677)
1	Japanese Government Bond 10 Yr. (OSE)	June 2020	1,411,285	(1,268)
680	Mini MSCI Emerging Markets	June 2020	31,718,600	708,833
162	MSCI Singapore	June 2020	3,313,029	(40,211)
85	Silver (b)	July 2020	7,862,075	1,026,591
113	WTI Crude (b)	June 2020	4,010,370	519,768

			$82,972,154	$2,947,676

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
221	E-mini Russell 2000 Index	June 2020	15,390,440	(1,001,440)
1	Euro Bund	June 2020	191,439	268
276	FTSE/JSE TOP 40	June 2020	7,398,047	(68,986)
58	Gold 100 OZ (b)	August 2020	10,159,860	(106,735)
149	S&P 500 E-Mini	June 2020	22,662,900	(875,810)
40	Soybean (b)	November 2020	1,703,500	262
53	SPI 200	June 2020	5,088,652	(192,114)
14	TOPIX Index	June 2020	2,032,525	25,006
121	U.S. Treasury Note 10 Yr. (CBT)	September 2020	16,826,563	(36,834)

			$81,453,926	$(2,256,383)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.
(c)	The rate disclosed is the 7 day net yield as of May 31, 2020.

The rates shown on variable rate notes are the current interest rates at May 31, 2020, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

NABC - National Australia Bank Limited

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 81.6%

	Israel — 4.8%

71,000	Wix.com Ltd *	15,785,430

	New Zealand — 4.4%

1,900,000	Ryman Healthcare Ltd	14,327,004

	United Kingdom — 4.5%

709,850	Blue Prism Group Plc *	11,410,591

640,000	Burford Capital Ltd	3,507,051

	Total United Kingdom	14,917,642

	United States — 67.9%

309,000	Ally Financial, Inc.	5,388,960

1,550,000	At Home Group, Inc. *	7,347,000

230,784	Cardlytics, Inc. *	15,714,083

579,449	Carvana Co. *	53,877,168

24,500	Credit Acceptance Corp. *	9,060,590

366,684	Fastly, Inc. – Class A *	15,818,748

207,920	Interactive Brokers Group, Inc. – Class A	8,805,412

1,672,163	Redfin Corp. *	50,148,168

330,348	Wayfair, Inc. – Class A *	56,671,199

	Total United States	222,831,328

	TOTAL COMMON STOCKS (COST $150,917,186)	267,861,404

	SHORT-TERM INVESTMENTS — 16.4%

	Money Market Funds — 2.7%

294	SSgA USD Liquidity Fund – Class D shares, 0.23% (a)	294

8,946,093	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (b)	8,946,093

	Total Money Market Funds	8,946,387

	U.S. Government — 13.7%

44,999,999	U.S. Treasury Bill, 0.17%, due 11/27/20 (c)	44,962,242

	TOTAL SHORT-TERM INVESTMENTS (COST $53,911,705)	53,908,629

	TOTAL INVESTMENTS — 98.0% (Cost $204,828,891)	321,770,033

	Other Assets and Liabilities (net) — 2.0%	6,592,666

	TOTAL NET ASSETS — 100.0%	$328,362,699

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(c)	The rate shown represents yield-to-maturity.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 17.8%

	Australia — 0.2%

16,348	Accent Group Ltd	14,794

11,521	Ansell Ltd	270,374

5,444	Appen Ltd	112,112

26,425	Asaleo Care Ltd	18,003

48,596	Australian Pharmaceutical Industries Ltd *	36,463

12,140	Beach Energy Ltd	13,116

145	Brickworks Ltd	1,496

47,822	CSR Ltd *	130,370

39,622	Fortescue Metals Group Ltd	366,797

14,488	GDI Property Group (REIT)	10,488

31,008	Genworth Mortgage Insurance Australia Ltd	43,416

16,555	JB Hi-Fi Ltd	410,567

75,436	Mount Gibson Iron Ltd	34,197

22,260	Sandfire Resources NL	65,175

3,088	Virtus Health Ltd	6,518

	Total Australia	1,533,886

	Belgium — 0.0%

3,247	Ageas SA *	110,834

17,785	AGFA-Gevaert NV *	71,585

3,591	bpost SA	23,547

552	Colruyt SA	33,318

700	Orange Belgium SA	11,349

629	UCB SA	62,953

	Total Belgium	313,586

	Brazil — 0.2%

10,700	Banco do Brasil SA	61,838

142,500	JBS SA	586,685

25,700	Petrobras Distribuidora SA	104,220

34,700	Vale SA	344,639

	Total Brazil	1,097,382

	Canada — 0.3%

2,500	AGF Management Ltd – Class B	6,809

1,200	Atco Ltd – Class I	33,825

5,400	B2Gold Corp	29,592

9,100	Bausch Health Cos Inc *	167,612

400	BRP Inc Sub Voting *	13,852

1,900	Canfor Pulp Products Inc *	8,597

6,000	Cascades Inc	61,532

14,200	Celestica Inc *	96,740

4,600	Centerra Gold Inc	46,673

16,900	CI Financial Corp	200,318

2,800	Cogeco Communications Inc	209,098

900	Cogeco Inc	56,398

Shares	Description	Value ($)

	Canada — continued

1,800	Enerflex Ltd	7,217

600	Franco-Nevada Corp	84,218

200	Home Capital Group Inc *	2,758

13,200	iA Financial Corp Inc	421,545

5,600	IGM Financial Inc	132,999

3,700	Labrador Iron Ore Royalty Corp	60,222

9,400	Martinrea International Inc	61,786

12,017	Nutrien Ltd	408,578

2,100	Stantec Inc	63,449

4,500	Teranga Gold Corp *	35,363

	Total Canada	2,209,181

	China — 0.5%

42,000	Agile Group Holdings Ltd	43,590

586,000	Agricultural Bank of China Ltd – Class H	237,817

379,500	BAIC Motor Corp Ltd – Class H	153,840

139,000	Bank of China Ltd – Class H	51,094

364,000	Bank of Communications Co Ltd – Class H	221,781

144,000	China CITIC Bank Corp Ltd – Class H	62,929

85,000	China Lesso Group Holdings Ltd	103,339

28,000	China Lilang Ltd	14,967

35,000	China Medical System Holdings Ltd	40,137

206,000	China National Building Material Co Ltd – Class H	233,705

1,164,000	China Petroleum & Chemical Corp – Class H	543,088

224,000	China Resources Pharmaceutical Group Ltd	122,470

73,000	China SCE Group Holdings Ltd	30,389

34,000	China Shineway Pharmaceutical Group Ltd	21,580

172,000	Chongqing Rural Commercial Bank Co Ltd – Class H	66,275

30,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	73,336

267,600	Guangzhou R&F Properties Co Ltd – Class H	332,521

7,000	JNBY Design Ltd *	6,047

2,500	Kingboard Holdings Ltd	6,088

73,000	Postal Savings Bank of China Co Ltd – Class H	46,756

24,000	Powerlong Real Estate Holdings Ltd	13,409

17,000	Red Star Macalline Group Corp Ltd – Class H	10,380

71,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	113,347

188,000	Shimao Property Holdings Ltd	788,442

154,000	Tianneng Power International Ltd	156,059

	Total China	3,493,386

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Denmark — 0.0%

4,336	Scandinavian Tobacco Group A/S	65,280

	Finland — 0.1%

13,463	Neste Oyj	548,602

1,678	Orion Oyj – Class B	89,813

	Total Finland	638,415

	France — 0.6%

852	Albioma SA	30,354

5,664	ALD SA	62,675

7,463	APERAM SA	205,365

1,945	Arkema SA	170,558

212	Assystem SA	5,078

197	Axway Software SA	3,291

170	Boiron SA	6,221

84	Caisse Regionale de Credit Agricole Mutuel Nord de France	2,225

161	Cie des Alpes	3,501

14,529	Coface SA	83,366

1,992	Fnac Darty SA *	65,277

1,780	Gaztransport Et Technigaz SA	133,608

322	GL Events	4,485

79	Groupe Crit	4,840

91	HEXAOM	3,001

3,884	IPSOS	95,059

1,187	Kaufman & Broad SA	42,136

861	Kering SA	451,388

3,206	L’Oreal SA	940,356

1,207	LVMH Moet Hennessy Louis Vuitton SE	506,367

6,238	Metropole Television SA	72,764

3,784	Quadient	54,891

5,853	Safran SA	563,988

3,416	Sanofi	334,135

2,000	Sanofi ADR	98,220

9,200	STMicroelectronics NV – NY Shares	228,620

163	Synergie SA	3,832

	Total France	4,175,601

	Germany — 0.6%

191	Amadeus Fire AG *	21,513

36,229	CECONOMY AG *	107,493

3,104	CropEnergies AG	30,469

45,902	Deutsche Pfandbriefbank AG	317,518

20,382	Deutz AG	81,391

18,997	Dialog Semiconductor Plc *	759,672

114	Draegerwerk AG & Co KGaA	7,368

1,370	DWS Group GmbH & Co KGaA	51,627

2,103	Gerresheimer AG	179,934

98	Grammer AG	2,146

Shares	Description	Value ($)

	Germany — continued

1,463	Hamburger Hafen und Logistik AG	23,872

3,505	Hannover Rueck SE	566,050

875	Hornbach Holding AG & Co KGaA	63,046

30,442	Infineon Technologies AG	641,648

4,386	METRO AG	41,027

1,600	RHOEN-KLINIKUM AG	32,018

5,295	Siemens AG (Registered)	583,799

1,958	Siltronic AG	193,413

7,558	Software AG *	292,538

4,351	Takkt AG	42,341

5,228	TRATON SE *	88,182

2,136	VERBIO Vereinigte BioEnergie AG	21,283

4,119	Wacker Neuson SE	56,045

904	Wuestenrot & Wuerttembergische AG	16,506

	Total Germany	4,220,899

	Hong Kong — 0.2%

54,000	Cafe de Coral Holdings Ltd	97,458

260,000	CITIC Telecom International Holdings Ltd	82,700

130,000	CSI Properties Ltd	3,729

18,500	Dah Sing Banking Group Ltd	16,451

24,800	Dah Sing Financial Holdings Ltd	69,410

70,000	Giordano International Ltd	10,061

175,000	HKT Trust & HKT Ltd – Class SS	248,955

78,500	Johnson Electric Holdings Ltd	135,048

139,000	Pacific Textiles Holdings Ltd	58,347

12,000	Pico Far East Holdings Ltd	1,551

20,000	Prosperity REIT	5,658

19,000	Regal Real Estate Investment Trust	2,762

68,000	Shun Tak Holdings Ltd *	24,200

80,000	SJM Holdings Ltd	89,387

60,000	Sun Hung Kai & Co Ltd	24,114

4,000	TAI Cheung Holdings Ltd	2,543

50,700	VTech Holdings Ltd	306,988

66,000	WH Group Ltd	57,416

19,000	Wheelock & Co Ltd	128,978

128,000	Yue Yuen Industrial Holdings Ltd	184,312

	Total Hong Kong	1,550,068

	India — 0.0%

300	Dr Reddy’s Laboratories Ltd ADR	16,032

27,460	Indian Oil Corp Ltd	30,416

20,549	REC Ltd	24,185

	Total India	70,633

	Ireland — 0.1%

10,295	AIB Group Plc *	11,355

39,165	Bank of Ireland Group Plc	69,950

690	CRH Plc	22,219

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Ireland — continued

3,200	CRH Plc Sponsored ADR	102,912

2,237	Glanbia Plc	24,479

71,600	Hibernia REIT Plc	86,824

36,837	Irish Residential Properties REIT Plc	53,653

9,692	Origin Enterprises Plc	29,821

7,694	Permanent TSB Group Holdings Plc *	3,932

26,636	Ryanair Holdings Plc *	330,461

9,904	Smurfit Kappa Group Plc	323,422

6,616	Total Produce Plc	8,362

	Total Ireland	1,067,390

	Italy — 0.5%

115,968	A2A SPA	161,814

3,622	ACEA SPA	70,236

27,359	Anima Holding SpA	115,986

3,839	Ascopiave SpA	17,388

11	ASTM SPA *	227

10,510	Banca Mediolanum SPA	70,264

29,345	Buzzi Unicem SpA	586,771

3,639	Cementir Holding NV	24,924

26,335	Enav SPA	119,957

5,648	Enel SPA	43,669

23,629	EXOR NV	1,274,744

146,778	Hera SPA	562,134

124,830	Iren SPA	311,739

24,339	Italgas SpA	132,536

1,690	La Doria SPA	19,737

15,287	Mediobanca Banca di Credito Finanziario SPA	100,563

7,296	Nexi SPA *	120,530

33,197	Piaggio & C SpA	80,195

474	Recordati SPA	21,586

348	Sesa SpA	19,796

	Total Italy	3,854,796

	Japan — 2.1%

1,700	77 Bank Ltd (The)	24,310

2,000	ADEKA Corp	27,884

1,400	Aichi Corp	9,756

13,500	Amada Co Ltd	120,637

600	Arata Corp	25,399

900	Arcland Sakamoto Co Ltd	9,957

41,000	Astellas Pharma Inc	732,585

1,500	Bandai Namco Holdings Inc	83,395

800	Bando Chemical Industries Ltd	4,672

27,100	Brother Industries Ltd	512,837

2,900	Canon Marketing Japan Inc	59,144

12,100	Casio Computer Co Ltd	213,695

9,900	Chiba Bank Ltd (The)	47,258

400	Chiyoda Integre Co Ltd	6,552

Shares	Description	Value ($)

	Japan — continued

800	Chugai Pharmaceutical Co Ltd	118,218

700	Cleanup Corp	3,393

5,500	Dai Nippon Printing Co Ltd	125,381

1,300	Dai Nippon Toryo Co Ltd	11,927

400	Dai-Dan Co Ltd	10,742

19,800	Daicel Corp	168,044

400	Daiichi Jitsugyo Co Ltd	14,060

400	Dainichiseika Color & Chemicals Manufacturing Co Ltd	9,297

1,200	Daiwa Industries Ltd	10,922

4,600	Daiwabo Holdings Co Ltd	309,433

3,500	DTS Corp	74,562

1,000	ESPEC Corp	16,400

700	Ezaki Glico Co Ltd	33,970

3,300	FANUC Corp	589,705

10,400	Fuji Electric Co Ltd	277,834

2,700	Fuji Media Holdings Inc	27,134

3,400	Fujitec Co Ltd	50,978

8,600	Fujitsu General Ltd	168,272

1,600	Fujitsu Ltd	164,877

200	Fukuda Corp	9,099

4,600	Geo Holdings Corp	57,577

3,600	Glory Ltd	85,594

3,400	GungHo Online Entertainment Inc	55,427

9,900	Gunma Bank Ltd (The)	31,083

6,900	Gurunavi Inc	42,293

9,100	Hachijuni Bank Ltd (The)	33,795

6,300	Hakuhodo DY Holdings Inc	78,456

800	Hakuto Co Ltd	7,334

17,600	Haseko Corp	214,999

5,600	Hiroshima Bank Ltd (The)	26,337

3,400	Hisamitsu Pharmaceutical Co Inc	172,148

2,500	Hokuhoku Financial Group Inc	21,149

3,300	Inaba Denki Sangyo Co Ltd	75,222

3,000	Itochu Enex Co Ltd	24,127

3,700	Itochu Techno-Solutions Corp	125,228

100	Itochu-Shokuhin Co Ltd	4,362

2,700	Itoki Corp	10,283

40,400	JVCKenwood Corp	66,114

24,700	K’s Holdings Corp	316,193

1,800	Kaken Pharmaceutical Co Ltd	99,220

800	Kamei Corp	8,000

5,700	Kanematsu Corp	70,980

700	Kanematsu Electronics Ltd	25,897

1,900	Kasai Kogyo Co Ltd	9,148

300	Kato Sangyo Co Ltd	10,547

28,600	KDDI Corp	834,811

2,500	Keihin Corp	59,134

1,400	Kinden Corp	23,454

1,800	Kissei Pharmaceutical Co Ltd	45,766

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

64,500	Konica Minolta Inc	239,634

900	Kumagai Gumi Co Ltd	22,061

5,800	Kumiai Chemical Industry Co Ltd	46,999

1,100	Kureha Corp	48,607

2,300	KYORIN Holdings Inc	49,726

1,600	Lion Corp	36,841

8,600	LIXIL VIVA Corp	192,794

3,300	Makino Milling Machine Co Ltd	102,283

500	Maruzen Showa Unyu Co Ltd	13,395

500	Matsuda Sangyo Co Ltd	6,711

12,200	Mebuki Financial Group Inc	27,733

3,100	Medipal Holdings Corp	61,412

4,900	Meidensha Corp	83,052

700	METAWATER Co Ltd	31,263

15,300	Mitsubishi Gas Chemical Co Inc	228,675

1,000	Mitsuboshi Belting Ltd	15,240

1,200	Mitsui Sugar Co Ltd	23,232

500	Mochida Pharmaceutical Co Ltd	19,459

1,200	MTI Ltd	6,725

4,200	NEC Networks & System Integration Corp	79,258

8,500	Nichi-iko Pharmaceutical Co Ltd	103,621

6,350	Nichias Corp	146,707

600	Nihon Unisys Ltd	18,589

15,500	Nikon Corp	142,662

3,300	Nippo Corp	82,048

2,000	Nippon Flour Mills Co Ltd	30,343

7,300	Nippon Kayaku Co Ltd	73,498

75,500	Nippon Light Metal Holdings Co Ltd	129,680

2,200	Nippon Soda Co Ltd	61,290

40,200	Nippon Telegraph & Telephone Corp	915,000

1,200	Nisshin Oillio Group Ltd (The)	38,480

400	Nissin Corp	5,947

5,700	Nissin Electric Co Ltd	59,431

100	NOF Corp	3,565

2,600	Nojima Corp	60,676

16,100	Nomura Real Estate Holdings Inc	297,174

600	NS Solutions Corp	16,525

59,100	Obayashi Corp	548,021

100	Okinawa Cellular Telephone Co	3,846

800	Organo Corp	45,151

600	Osaka Soda Co Ltd	14,673

500	Otsuka Corp	24,213

1,100	Paramount Bed Holdings Co Ltd	42,785

14,900	Penta-Ocean Construction Co Ltd	77,883

2,000	Proto Corp	21,430

2,000	Raiznext Corp	23,891

600	Rinnai Corp	50,689

800	Sac’s Bar Holdings Inc	4,114

2,200	San-Ai Oil Co Ltd	22,633

Shares	Description	Value ($)

	Japan — continued

4,100	Sanki Engineering Co Ltd	52,331

900	Sanyo Chemical Industries Ltd	41,331

4,300	Seiko Holdings Corp	72,997

5,900	Seino Holdings Co Ltd	80,570

600	Sekisui Jushi Corp	13,251

21,500	Seven Bank Ltd	61,449

2,400	SG Holdings Co Ltd	78,477

69,200	Shimizu Corp	585,763

2,200	Shinmaywa Industries Ltd	21,843

5,700	Shinsei Bank Ltd	72,905

1,600	Shizuoka Gas Co Ltd	14,747

7,400	Showa Corp	154,760

200	Sinanen Holdings Co Ltd	5,066

1,500	Sinko Industries Ltd	21,371

1,700	Sintokogio Ltd	12,495

80,100	Sumitomo Chemical Co Ltd	248,918

10,700	Sumitomo Dainippon Pharma Co Ltd	151,541

500	Sumitomo Seika Chemicals Co Ltd	14,159

1,800	Suzuken Co Ltd	65,487

4,000	T-Gaia Corp	85,289

1,100	Taisho Pharmaceutical Holdings Co Ltd	70,062

4,100	Takasago Thermal Engineering Co Ltd	69,808

1,200	Tamron Co Ltd	22,620

26,900	Teijin Ltd	440,874

2,200	Tokyo Seimitsu Co Ltd	71,614

7,600	Tokyu Construction Co Ltd	41,542

900	Toli Corp	2,183

3,500	Toppan Forms Co Ltd	36,496

16,000	Toppan Printing Co Ltd	274,189

800	Torii Pharmaceutical Co Ltd	24,099

5,900	Tosei Corp	58,633

14,500	Tosoh Corp	202,201

5,100	Toyo Construction Co Ltd	20,369

800	Toyo Ink SC Holdings Co Ltd	15,489

6,400	Toyo Suisan Kaisha Ltd	335,377

1,700	Toyota Boshoku Corp	24,082

3,200	Trend Micro Inc	176,135

6,400	TS Tech Co Ltd	181,053

3,400	Tsumura & Co	94,602

15,300	Ushio Inc	182,170

2,800	Wacoal Holdings Corp	58,115

200	Wowow Inc	4,760

3,200	YAMABIKO Corp	29,208

14,400	Yamaha Motor Co Ltd	208,588

300	Yamazaki Baking Co Ltd	5,378

2,800	Yamazen Corp	24,363

3,100	Yellow Hat Ltd	44,316

900	Yuasa Trading Co Ltd	26,398

	Total Japan	15,706,146

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.0%

29,900	Top Glove Corp Berhad	91,658

	Malta — 0.0%

125,500	BGP Holdings Plc * (a)	—

	Mexico — 0.1%

4,800	Gentera SAB de CV	2,000

3,100	El Puerto de Liverpool SAB de CV – Class C1	7,745

251,100	Grupo Mexico SAB de CV Series B	540,939

	Total Mexico	550,684

	Netherlands — 0.7%

1,056	Adyen NV *	1,384,713

19,199	ASR Nederland NV	527,806

1,396	BE Semiconductor Industries NV	53,386

625	Flow Traders	21,866

1,397	Heineken Holding NV	114,873

66	Hunter Douglas NV	3,168

1,945	Koninklijke Vopak NV	106,514

18,295	Randstad NV	769,727

51,136	Signify NV	1,101,133

1,836	TomTom NV *	15,621

13,369	Wolters Kluwer NV	1,066,984

	Total Netherlands	5,165,791

	New Zealand — 0.0%

14,056	SKY Network Television Ltd *	1,312

	Norway — 0.2%

3,235	Adevinta ASA *	34,177

11,082	Austevoll Seafood ASA	84,574

46,695	BW LPG Ltd	155,978

1,044	DNB ASA	14,248

95,337	Elkem ASA	174,267

4,479	Entra ASA	60,682

18,853	Europris ASA	79,619

21,223	Gjensidige Forsikring ASA	386,914

2,895	Kongsberg Gruppen ASA	42,606

2,478	Salmar ASA	111,750

1,557	Selvaag Bolig ASA	8,023

2,664	SpareBank 1 Nord Norge	17,528

415	SpareBank 1 Oestlandet	3,902

4,533	SpareBank 1 SMN	36,396

19,667	SpareBank 1 SR-Bank ASA	146,397

	Total Norway	1,357,061

	Philippines — 0.0%

350	Globe Telecom Inc	15,862

Shares	Description	Value ($)

	Poland — 0.0%

8,498	PLAY Communications SA	60,288

	Portugal — 0.3%

43,398	Altri SGPS SA	199,621

909,526	Banco Comercial Portugues SA – Class R	99,289

1,661	CTT-Correios de Portugal SA	3,784

2,594	EDP Renovaveis SA	34,300

77,800	EDP – Energias de Portugal SA	363,449

32,548	Galp Energia SGPS SA	387,262

16,466	Jeronimo Martins SGPS SA	280,773

55,760	Navigator Co SA (The)	137,318

95,112	NOS SGPS SA *	389,417

43,649	REN – Redes Energeticas Nacionais SGPS SA	116,927

1,298	Semapa-Sociedade de Investimento e Gestao *	11,936

211,728	Sonae SGPS SA	158,549

	Total Portugal	2,182,625

	Russia — 0.2%

2,560	Gazprom Neft PJSC	12,213

362,000	Inter RAO UES PJSC	25,631

2,251	LUKOIL PJSC	169,315

8,766	LUKOIL PJSC Sponsored ADR	658,631

3,772	Novatek PJSC Sponsered GDR (Registered)	552,161

7,422	Novolipetsk Steel PJSC GDR	143,844

2,830,000	ROSSETI PJSC	67,012

	Total Russia	1,628,807

	Singapore — 0.4%

25,200	Accordia Golf Trust	10,823

73,800	Ascendas (REIT)	164,244

128,900	CapitaLand Commercial Trust (REIT)	160,141

233,400	CapitaLand Mall Trust (REIT)	336,763

122,100	ComfortDelGro Corp Ltd	124,745

32,200	DBS Group Holdings Ltd	445,470

21,100	First Real Estate Investment Trust	13,260

400	Jardine Cycle & Carriage Ltd	6,210

26,700	Keppel DC (REIT)	48,714

82,664	Mapletree Commercial Trust (REIT)	117,608

244,400	Mapletree Greater China Commercial Trust (REIT)	145,063

178,200	Mapletree Industrial Trust (REIT)	344,511

39,200	Mapletree Logistics Trust (REIT)	57,095

42,400	Silverlake Axis Ltd	7,074

20,100	Singapore Exchange Ltd	118,090

77,100	SPH (REIT)	45,415

39,700	StarHub Ltd	38,217

13,700	Venture Corp Ltd	148,879

3,000	Wing Tai Holdings Ltd	3,938

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

641,600	Yangzijiang Shipbuilding Holdings Ltd	428,192

58,400	Yanlord Land Group Ltd *	45,629

	Total Singapore	2,810,081

	South Africa — 0.0%

43,589	Absa Group Ltd	202,693

4,985	Liberty Holdings Ltd	17,724

3,145	Motus Holdings Ltd	4,973

3,643	MultiChoice Group Ltd *	17,999

5,690	Reunert Ltd	14,079

34,569	Telkom SA SOC Ltd	34,958

	Total South Africa	292,426

	South Korea — 0.3%

26,953	Hana Financial Group Inc	651,230

6,742	Industrial Bank of Korea	45,283

733	KB Financial Group Inc	20,004

22,008	Kia Motors Corp	611,966

7	LG Corp	358

2,535	Shinhan Financial Group Co Ltd	61,960

990	SK Hynix Inc	65,650

24,700	SK Telecom Co Ltd Sponsored ADR	475,475

	Total South Korea	1,931,926

	Spain — 0.7%

16,813	Acerinox SA *	134,508

10	ACS Actividades de Construccion y Servicios SA	256

973	Aena SME SA	138,863

22,346	Almirall SA *	293,035

5,511	Amadeus IT Group SA	288,178

25,308	Bankinter SA	107,517

20,413	Cia de Distribucion Integral Logista Holdings SA	377,665

2,711	Ebro Foods SA	56,762

2,369	eDreams ODIGEO SA *	7,539

23,985	Enagas SA	540,615

46,246	Endesa SA	1,104,647

13,977	Faes Farma SA	56,421

44,939	Iberdrola SA	486,576

17,410	Industria de Diseno Textil SA	484,929

40,863	Mediaset Espana Comunicacion SA *	145,927

42,521	Red Electrica Corp SA	748,716

77,329	Unicaja Banco SA	41,890

5,208	Viscofan SA	342,095

	Total Spain	5,356,139

	Sweden — 0.4%

2,305	AcadeMedia AB	13,129

9,945	Axfood AB	223,024

Shares	Description	Value ($)

	Sweden — continued

13,588	Bilia ABB – Class A	111,355

28,780	Boliden AB	628,883

4,022	Clas Ohlson AB-Class B	42,121

15,664	Cloetta AB-Class B	39,507

5,334	Granges AB	43,025

1,741	Humana AB	8,050

11,030	Inwido AB	70,357

7,715	JM AB	152,154

37,844	Klovern AB – B Shares	60,295

5,642	Lindab International AB	57,533

5,261	Loomis AB – Class B	133,024

21,478	Nobia AB	97,300

8,603	Nyfosa AB *	56,551

1,238	Peab AB – Class B	10,141

37,927	Skanska AB – B Shares	762,441

20,487	Volvo AB – B Shares	292,337

	Total Sweden	2,801,227

	Switzerland — 0.1%

390	Banque Cantonale Vaudoise (Registered)	38,032

872	BKW AG	69,777

2,716	Galenica AG	201,202

1	Huber + Suhner AG (Registered)	69

633	Partners Group Holding AG	527,336

513	Roche Holding AG	179,830

	Total Switzerland	1,016,246

	Taiwan — 0.2%

6,000	Realtek Semiconductor Corp	51,826

18,000	Radiant Opto-Electronics Corp	61,970

3,000	Phison Electronics Corp	27,651

3,000	Gigabyte Technology Co Ltd	5,908

59,000	Novatek Microelectronics Corp	403,977

17,000	Hon Hai Precision Industry Co Ltd	43,008

375,000	Pou Chen Corp	369,812

117,000	Inventec Corp	95,147

1,200	Ruentex Industries Ltd	2,614

8,000	Walsin Lihwa Corp	3,714

16,000	Chicony Electronics Co Ltd	45,906

	Total Taiwan	1,111,533

	Turkey — 0.0%

48,366	Eregli Demir ve Celik Fabrikalari TAS	57,031

40,883	KOC Holding AS	96,662

12,484	TAV Havalimanlari Holding AS	37,262

11,321	Turkiye Garanti Bankasi AS *	12,983

123,644	Turkiye Vakiflar Bankasi TAO – Class D *	84,558

	Total Turkey	288,496

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 1.8%

89,692	3i Group Plc	917,859

13,929	Aggreko Plc	81,635

26,203	Anglo American Plc	554,692

2,293	AVEVA Group Plc	116,502

3,420	Bank of Georgia Group Plc	39,126

87,139	Barratt Developments Plc	539,007

9,365	Bellway Plc	298,947

9,933	Berkeley Group Holdings Plc (The)	506,003

12,103	Brewin Dolphin Holdings Plc	42,225

4,639	British American Tobacco Plc	183,985

13,400	British American Tobacco Plc Sponsored ADR	537,072

143,842	Centamin Plc	292,807

8,037	CMC Markets Plc	19,657

31,946	Compass Group Plc	468,309

7,001	Computacenter Plc	139,460

8,466	Daily Mail & General Trust Plc	75,513

3,876	Derwent London Plc (REIT)	141,456

38,085	Dixons Carphone Plc	35,674

7,106	Dunelm Group Plc	93,959

11,363	Electrocomponents Plc	89,736

1,271	EMIS Group Plc	17,781

138,388	Ferrexpo Plc	301,470

1,580	Firstgroup Plc *	1,089

26,408	Frasers Group Plc *	100,298

359	Galliford Try Holdings Plc	522

4,421	Gem Diamonds Ltd *	1,750

5,259	Go-Ahead Group Plc (The)	70,900

4,956	Grafton Group Plc	38,327

14,903	Great Portland Estates Plc (REIT)	120,257

30,904	Ibstock Plc	70,310

28,935	IG Group Holdings Plc	273,620

4,837	IMI Plc	54,024

23,422	Inchcape Plc	145,619

29,866	Indivior Plc *	22,711

95,943	International Consolidated Airlines Group SA	272,699

7,674	International Personal Finance Plc	4,041

44,806	ITV Plc	44,680

106,992	J Sainsbury Plc	256,549

15,323	JD Sports Fashion Plc	125,624

15,985	John Laing Group Plc	70,199

58,548	Kingfisher Plc	142,095

54,652	LondonMetric Property Plc (REIT)	142,166

12,214	Lookers Plc	3,797

31,550	Meggitt Plc	109,056

12,455	Mitchells & Butlers Plc *	27,983

4,806	Mondi Plc	90,426

16,910	Morgan Advanced Materials Plc	44,687

Shares	Description	Value ($)

	United Kingdom — continued

4,384	Morgan Sindall Group Plc	66,466

27,484	National Express Group Plc	74,134

4,545	Numis Corp Plc	17,188

19,750	OneSavings Bank Plc	68,190

16,757	Paragon Banking Group Plc	73,350

31,776	Pennon Group Plc	450,405

58,312	Persimmon Plc	1,663,287

53,309	Pets at Home Group Plc	151,730

21,902	Phoenix Group Holdings Plc	168,375

9,878	Playtech Plc	32,463

25,364	Plus500 Ltd	414,109

3,791	Polypipe Group Plc	20,363

110,718	QinetiQ Group Plc	406,391

5,493	Savills Plc	58,946

69,855	Sirius Real Estate Ltd	69,211

13,655	Smiths Group Plc *	222,640

5,939	Softcat Plc	84,582

32,470	Spirent Communications Plc	100,839

7,940	Stock Spirits Group Plc	23,888

54,317	Tate & Lyle Plc	453,083

34,222	Taylor Wimpey Plc	61,301

3,194	Ultra Electronics Holdings Plc	78,016

11,207	UNITE Group Plc (The) (REIT) *	120,455

9,113	Vesuvius Plc	41,552

206	Vistry Group Plc	1,957

115,713	WM Morrison Supermarkets Plc	268,460

	Total United Kingdom	12,917,685

	United States — 7.0%

3,200	3M Co. (b)	500,608

29,200	ACCO Brands Corp.	180,748

400	Activision Blizzard, Inc.	28,792

9,100	Acushnet Holdings Corp. (b)	304,122

1,400	Adobe, Inc. * (c)	541,240

600	Adtalem Global Education, Inc. * (b)	20,076

300	AGCO Corp.	16,569

700	Alexion Pharmaceuticals, Inc. *	83,930

100	Amazon.com, Inc. *	244,237

15,200	American Express Co. (b)	1,445,064

7,600	Ameriprise Financial, Inc. (c)	1,064,532

500	Amerisource Bergen Corp.	47,670

5,400	Amgen, Inc. (b)	1,240,380

1,000	Apple, Inc. (b)	317,940

11,500	Applied Materials, Inc.	646,070

800	Atkore International Group, Inc. *	21,472

1,200	BellRing Brands, Inc. – Class A *	24,096

14,400	Best Buy Co., Inc. (b)	1,124,496

300	Booking Holdings, Inc. * (b)	491,826

18,900	BorgWarner, Inc. (b)	607,635

2,900	Brady Corp. –Class A	148,277

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

1,300	Brinker International, Inc. *	34,255

1,200	Bristol-Myers Squibb Co.	71,664

3,300	Broadmark Realty Capital, Inc.	28,842

500	Brooks Automation, Inc. (b)	19,985

4,500	Bruker Corp.	194,760

4,800	Builders FirstSource, Inc. *	99,888

13,600	Cadence Design Systems, Inc. * (c)	1,241,544

8,300	Carrier Global Corp. * (b)	169,901

1,900	CBIZ, Inc. *	43,035

13,000	Charles Schwab Corp. (The)	466,830

6,200	Chevron Corp.	568,540

700	Church & Dwight Co., Inc.	52,549

200	Cimpress Plc * (b)	18,026

5,100	Columbia Sportswear Co. * (b)	372,606

28,100	Comcast Corp. – Class A (b) (c)	1,112,760

600	Core-Mark Holding Co., Inc.	16,788

16,200	CoreCivic, Inc. (REIT)	194,886

46,475	Corteva, Inc. (c)	1,269,232

300	Costco Wholesale Corp.	92,541

1,300	CSG Systems International, Inc.	61,555

3,700	Curo Group Holdings Corp.	24,753

42,000	Dana, Inc. *	530,880

1,400	Dick’s Sporting Goods, Inc. * (b)	50,484

200	Dollar General Corp.	38,302

700	DR Horton, Inc. (b)	38,710

300	Eastman Chemical Co. (b)	20,424

18,600	eBay, Inc.	847,044

2,800	Electronic Arts, Inc. * (b)	344,064

7,100	Eli Lilly & Co.	1,085,945

9,300	Enova International, Inc. *	131,595

8,600	Envista Holdings Corp. * (b)	181,804

12,400	EOG Resources, Inc. (b)	632,028

6,700	Estee Lauder Cos, Inc. (The) – Class A * (c)	1,323,049

700	Exterran Corp. *	4,494

300	Federal Agricultural Mortgage Corp. – Class C	19,239

2,100	Federal Signal Corp.	61,194

1,700	Fidelity National Financial, Inc. (b)	54,230

1,700	First American Financial Corp. (b)	85,833

3,100	Fox Corp. (b)	90,427

2,300	Garmin Ltd.	207,391

200	General Dynamics Corp.	29,366

1,100	General Mills, Inc. (b)	69,344

2,200	GEO Group, Inc. (REIT)	26,356

12,600	Gilead Sciences, Inc. (b) (c)	980,658

200	Graham Holdings Co. – Class B(c)	71,646

2,100	Group 1 Automotive, Inc. * (b)	132,174

3,100	H&R Block, Inc.	52,700

6,100	Hasbro, Inc.	448,411

2,200	Heidrick & Struggles International, Inc.	48,796

Shares	Description	Value ($)

	United States — continued

17,800	Herman Miller, Inc. *	409,756

3,100	Hershey Co. (The)	420,608

31,900	Hewlett Packard Enterprise Co.	309,749

4,100	Hilton Worldwide Holdings, Inc. *	325,171

1,100	Hologic, Inc. *	58,300

2,400	Home Depot, Inc. (The)	596,352

2,951	Honeywell International, Inc. (b)	430,403

48,000	HP, Inc.(c)	726,720

15,300	Huntsman Corp. (b)	277,695

200	ICF International, Inc. (b)	13,116

3,100	Illinois Tool Works, Inc. (b)	534,626

200	Innospec, Inc.	15,418

2,900	Insight Enterprises, Inc. * (b)	148,654

23,900	Intel Corp. (b)(c)	1,504,027

700	Inter Parfums, Inc. *	32,487

5,400	Intercontinental Exchange, Inc.	525,150

18,200	Interpublic Group of Cos., Inc. (The) (b)	311,402

3,200	Intuit, Inc. * (c)	929,024

1,400	ITT, Inc. (b)	80,780

300	Johnson Outdoors, Inc. – Class A	23,283

38,700	Juniper Networks, Inc. (b)	938,862

600	KB Home	19,848

3,100	Kimberly-Clark Corp. (b)	438,464

700	KONTOOR BRANDS, Inc. * (b)	10,234

8,700	Kroger Co. (The)	283,794

4,900	La-Z-Boy, Inc.	126,028

6,400	Las Vegas Sands Corp. *	306,816

1,600	Laureate Education, Inc. – Class A *	15,568

700	Lockheed Martin Corp.	271,908

18,200	Lyft, Inc. – Class A *	568,932

496	Markel Corp. *	445,120

1,600	Materion Corp.	84,000

500	McKesson Corp.	79,335

1,100	MDC Holdings, Inc.	37,389

12,100	Medtronic Plc (b)	1,192,818

12,400	Merck & Co., Inc.(c)	1,000,928

2,100	Meritor, Inc. *	42,798

1,500	Microsoft Corp.	274,875

1,300	Moderna, Inc. *(b)	79,950

13,600	Modine Manufacturing Co. * (b)	72,760

4,900	Mondelez International, Inc. – Class A	255,388

3,800	Moog, Inc. – Class A *	206,302

1,600	Motorola Solutions, Inc. (b)	216,528

4,900	Movado Group, Inc. * (b)	51,450

2,600	Mylan NV *	44,382

5,500	NetApp, Inc. (b)	244,970

1,900	Newmark Group, Inc. – Class A	8,075

900	NIC, Inc.	21,654

5,400	NIKE, Inc. – Class B	532,332

3,100	NortonLifeLock, Inc.	70,618

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

700	NVIDIA Corp. (b)	248,514

1,500	O’Reilly Automotive, Inc. * (b)	625,860

2,200	OneMain Holdings, Inc.	51,326

5,200	Oracle Corp.	279,604

900	Oshkosh Corp. (b)	64,638

4,150	Otis Worldwide Corp.	218,498

2,600	Parsons Corp. *	105,716

9,600	PepsiCo, Inc. (c)	1,262,880

9,100	Perdoceo Education Corp. * (b)	148,148

23,400	Pfizer, Inc. (c)	893,646

13,400	Phillips 66 (c)	1,048,684

800	Polaris, Inc.	69,872

500	Popular, Inc.	19,745

2,500	Progress Software Corp.	101,000

1,200	PulteGroup, Inc.	40,764

17,500	Qurate Retail, Inc. – Series A *	144,113

16,662	Raytheon Technologies Corp.	1,075,032

800	Regional Management Corp. *	12,688

900	Reliance Steel & Aluminum Co.	87,300

900	Scholastic Corp. (b)	26,460

1,500	Schweitzer-Mauduit International, Inc. (b)	45,585

800	Seagate Technology Plc (b)	42,432

15,400	Sensata Technologies Holding Plc *	549,010

1,800	Skechers U.S.A., Inc. – Class A *	56,376

1,900	SkyWest, Inc. *	60,933

5,200	Skyworks Solutions, Inc.	616,408

1,900	SolarWinds Corp. *	34,751

6,000	Sonic Automotive, Inc. – Class A (b)	157,680

600	SPX Corp. *	23,988

1,300	Steelcase, Inc. – Class A	15,054

500	STERIS Plc	82,945

8,200	Stoneridge, Inc. *	168,756

900	Sykes Enterprises, Inc. * (b)	24,534

7,800	Synopsys, Inc. * (c)	1,411,098

2,600	Target Corp. (b)	318,058

600	Teledyne Technologies, Inc. *	224,472

5,100	Telephone & Data Systems, Inc.	104,499

3,300	Textron, Inc.	102,201

13,100	Timken Co. (The)(c)	557,274

2,627	Triple-S Management Corp. – Class B *	52,277

1,000	Tyson Foods, Inc.– Class A	61,440

1,500	UFP Industries, Inc.	68,595

3,100	Universal Corp.	136,586

13,400	US Bancorp	476,504

7,447	Verso Corp. – Class A *	107,088

8,800	VF Corp. (b)	493,680

15,000	Vishay Intertechnology, Inc. (b)	243,900

2,700	Walmart, Inc. (b)	334,962

200	West Pharmaceutical Services, Inc.	43,208

8,700	World Fuel Services Corp.	221,676

17,600	Xenia Hotels & Resorts, Inc. (REIT) * (c)	158,400

Shares / Par Value†	Description	Value ($)

	United States — continued

6,400	Zynga Inc-Class A *	58,560

	Total United States	52,053,573

	TOTAL COMMON STOCKS (COST $134,195,142)	131,630,069

	PREFERRED STOCKS (d) — 0.1%

	Brazil — 0.1%

24,300	Bradespar SA	160,518

	Germany — 0.0%

1,301	Draegerwerk AG & Co KgaA	103,335

446	Villeroy & Boch AG	5,903

	Total Germany	109,238

	Russia — 0.0%

160,600	Surgutneftegas PJSC	81,010

	South Korea — 0.0%

13	Samsung Electronics Co Ltd	453

46	Samsung Electronics Co Ltd GDR (Registered)	40,033

	Total South Korea	40,486

	TOTAL PREFERRED STOCKS (COST $367,993)	391,252

	RIGHTS/WARRANTS — 0.0%

	Japan — 0.0%

1,900	Chiba Kogyo Bank Ltd * (e)	—

	New Zealand — 0.0%

39,779	Sky Network Television Ltd *	1,786

	TOTAL RIGHTS/WARRANTS (COST $0)	1,786

	DEBT OBLIGATIONS — 4.6%

	United States — 4.6%

	U.S. Government — 4.6%

5,405,029	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (f)	5,727,696

2,020,772	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (f)	2,179,345

5,347,574	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (c) (f)	6,289,965

1,207,283	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (f)	1,337,652

1,959,749	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (f)	2,194,068

9,928,594	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (c) (f)	12,530,930

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

3,411,220	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/30 (f)	3,620,390

	Total U.S. Government	33,880,046

	Total United States	33,880,046

	TOTAL DEBT OBLIGATIONS (COST $31,418,258)	33,880,046

	MUTUAL FUNDS — 79.1%

	United States — 79.1%

	Affiliated Issuers — 79.1%

2,310,665	GMO Core Plus Bond Fund, Class IV	52,036,168

989,572	GMO Emerging Country Debt Fund, Class IV	24,600,769

5,988,002	GMO Emerging Markets Fund, Class VI	171,735,910

9,432,543	GMO International Equity Fund, Class IV	178,180,734

709,051	GMO Opportunistic Income Fund, Class VI	18,002,804

1,888,813	GMO Quality Fund, Class VI	44,934,862

2,266,690	GMO U.S. Equity Fund, Class VI	27,562,947

3,319,295	GMO U.S. Small Cap Value Fund, Class VI	53,108,722

2,976,284	GMO U.S. Treasury Fund	15,000,470

	TOTAL MUTUAL FUNDS (COST $612,230,258)	585,163,386

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

597,062	State Street Institutional Treasury Money Market Fund – Premier Class, 0.12% (g)	597,062

	TOTAL SHORT-TERM INVESTMENTS (COST $597,062)	597,062

	TOTAL INVESTMENTS — 101.7% (Cost $778,808,713)	751,663,601

	SECURITIES SOLD SHORT — (1.7)%

	Common Stocks — (1.7)%

	Austria — (0.0)%

(1,334)	Schoeller-Bleckmann Oilfield Equipment AG	(36,316)

(1,269)	voestalpine AG	(24,783)

	Total Austria	(61,099)

	Brazil — (0.0)%

(2,800)	Pagseguro Digital Ltd – Class A *	(88,844)

	Canada — (0.0)%

(9,200)	AltaGas Ltd	(98,759)

Shares	Description	Value ($)

	Canada — continued

(15,400)	Cameco Corp	(167,398)

	Total Canada	(266,157)

	Denmark — (0.2)%

(143)	AP Moller – Maersk A/S – Class A	(131,339)

(257)	AP Moller – Maersk A/S – Class B	(253,382)

(8,082)	Chr Hansen Holding A/S	(784,884)

(521)	DFDS A/S *	(15,286)

(1,240)	ISS A/S *	(20,719)

(3,171)	Jyske Bank A/S (Registered) *	(87,564)

(762)	Topdanmark A/S	(31,698)

(1,616)	Tryg A/S	(45,400)

	Total Denmark	(1,370,272)

	Germany — (0.1)%

(92,664)	Deutsche Bank AG (Registered) *	(775,702)

(2,512)	thyssenkrupp AG *	(17,073)

	Total Germany	(792,775)

	Japan — (0.1)%

(1,600)	Idemitsu Kosan Co Ltd	(35,622)

(500)	Japan Airport Terminal Co Ltd	(22,008)

(4,100)	Japan Lifeline Co Ltd	(55,492)

(4,100)	JGC Holding Corp	(44,213)

(300)	JINS Holdings Inc	(19,066)

(3,800)	Kawasaki Kisen Kaisha Ltd *	(39,325)

(1,100)	Mitsui Mining & Smelting Co Ltd	(23,740)

(7,700)	Mitsui OSK Lines Ltd	(136,828)

(6,100)	Nippon Yusen KK	(88,208)

(15,300)	Orient Corp	(18,265)

(17)	Orix JREIT Inc	(24,571)

(39)	Sekisui House Reit Inc	(24,229)

	Total Japan	(531,567)

	Netherlands — (0.0)%

(13,576)	Altice Europe NV – Class B *	(53,480)

(3,052)	OCI NV *	(34,603)

	Total Netherlands	(88,083)

	Spain — (0.0)%

(25)	Bolsas y Mercados Espanoles SHMSF SA	(914)

(18)	Masmovil Ibercom SA *	(376)

	Total Spain	(1,290)

	Switzerland — (0.0)%

(14,986)	Credit Suisse Group AG (Registered)	(137,728)

(2,314)	Dufry AG (Registered)	(69,251)

(681)	Swiss Re AG	(46,507)

	Total Switzerland	(253,486)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — (0.0)%

(20,502)	G4S Plc *	(22,949)

(43,481)	Melrose Industries Plc	(62,685)

(7,100)	Tronox Holdings Plc – Class A	(47,144)

	Total United Kingdom	(132,778)

	United States — (1.3)%

(3,200)	2U, Inc. *	(116,704)

(21,800)	Aerie Pharmaceuticals, Inc. *	(305,854)

(900)	AnaptysBio, Inc. *	(17,172)

(9,900)	Beyond Meat, Inc. *	(1,270,071)

(600)	Biohaven Pharmaceutical Holding Co Ltd *	(37,482)

(4,700)	Cheniere Energy, Inc. *	(208,445)

(4,500)	Cloudera, Inc. *	(46,125)

(4,800)	Crowdstrike Holdings, Inc. – Class A *	(421,488)

(5,100)	Diamondback Energy, Inc.	(217,158)

(424)	Digital Realty Trust, Inc. (REIT)	(60,869)

(24,600)	EQT Corp. *	(328,164)

(900)	Esperion Therapeutics, Inc. *	(38,133)

(6,300)	Eventbrite, Inc. – Class A *	(54,306)

(800)	Gentex Corp.	(21,152)

(5,400)	Heron Therapeutics, Inc. *	(98,388)

(4,700)	Immunomedics, Inc. *	(157,873)

(200)	Innovative Industrial Properties, Inc. (REIT)	(16,344)

(2,400)	Intercept Pharmaceuticals, Inc. *	(173,424)

(1,300)	Intra-Cellular Therapies, Inc. *	(27,144)

(4,200)	Iovance Biotherapeutics, Inc. *	(134,778)

(4,700)	Knight-Swift Transportation Holdings, Inc.	(195,567)

(22,000)	Kraft Heinz Co. (The)	(670,340)

(1,100)	Ligand Pharmaceuticals, Inc. *	(111,727)

(500)	Livongo Health, Inc. *	(29,965)

(14,400)	LYFT, Inc. – Class A *	(450,144)

(4,800)	Macerich Co. (The) (REIT)	(32,688)

(1,500)	Madrigal Pharmaceuticals, Inc. *	(174,030)

(23,000)	Mosaic Co. (The)	(278,070)

(9,400)	National Oilwell Varco, Inc. *	(117,218)

(15,100)	Nektar Therapeutics *	(327,670)

(38,400)	Oasis Petroleum, Inc. *	(17,687)

(14,400)	Peloton Interactive, Inc. – Class A *	(607,536)

(1,100)	Sangamo Therapeutics, Inc. *	(12,309)

(17,000)	Schlumberger Ltd	(313,990)

(3,700)	Seritage Growth Properties – Class A (REIT) *	(29,119)

(17,600)	Shake Shack, Inc. – Class A *	(977,680)

Shares	Description	Value ($)

	United States — continued

(1,500)	Switch, Inc. – Class A	(28,665)

(156,200)	Transocean Ltd *	(207,746)

(600)	Trupanion, Inc. *	(18,072)

(800)	Veritex Holdings, Inc.	(14,016)

(2,500)	Verra Mobility Corp. *	(27,275)

(1,800)	WillScot Corp. *	(24,012)

(5,400)	World Wrestling Entertainment, Inc.– Class A	(249,858)

(2,800)	Wynn Resorts Ltd. *	(233,184)

(6,000)	Zogenix, Inc. *	(174,780)

(2,900)	Zoom Video Communications, Inc.– Class A *	(520,492)

	Total United States	(9,594,914)

	TOTAL COMMON STOCKS (PROCEEDS $14,617,989)	(13,181,265)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $14,617,989)	(13,181,265)

	Other Assets and Liabilities (net) — 0.1%	656,983

	TOTAL NET ASSETS — 100.0%	$739,139,319

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2020 (Unaudited)

A summary of outstanding financial instruments at May 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
784	MSCI EAFE	June 2020	67,643,520	(4,813,506)
136	S&P 500 E-Mini	June 2020	20,685,600	(1,045,003)

			$88,329,120	$(5,858,509)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(4,560,000)
Average interest rate (net)	(0.09)%
Maximum balance outstanding	$(4,560,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket(h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	138,050	03/18/2021	Monthly	—	(6,210)	(6,210)
Total Return on Equity Basket(h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	534,701	06/18/2022	Monthly	—	(54,247)	(54,247)
Total Return on Equity Basket(h)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	492,093	06/18/2022	Monthly	—	(64,497)	(64,497)
Total Return on Equity Basket(h)	1 Month Federal Funds Rate minus 1.06%	MORD	USD	466,173	06/18/2022	Monthly	—	(18,023)	(18,023)
Total Return on Equity Basket(h)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	526,290	06/18/2022	Monthly	—	16,910	16,910

							$—	$(126,067)	$(126,067)

As of May 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Investment valued using significant unobservable inputs.

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2020.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., (each a “wholly-owned subsidiary”) respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
France	$—	$4,481,914	$—	$4,481,914
Germany	2,898,898	—	—	2,898,898
Hong Kong	—	209,897	—	209,897
Ireland	—	5,966,938	—	5,966,938
Japan	—	4,995,780	—	4,995,780
Netherlands	—	2,880,815	—	2,880,815
United Kingdom	8,224,857	—	—	8,224,857
United States	64,236,108	—	2,965,448	67,201,556

TOTAL COMMON STOCKS	75,359,863	18,535,344	2,965,448	96,860,655

Rights/Warrants
United States	206,859	—	—	206,859

TOTAL RIGHTS/WARRANTS	206,859	—	—	206,859

Debt Obligations
Canada	—	14,531,721	—	14,531,721
United States	79,442,824	—	—	79,442,824

TOTAL DEBT OBLIGATIONS	79,442,824	14,531,721	—	93,974,545

Mutual Funds
United States	44,143,005	—	—	44,143,005

TOTAL MUTUAL FUNDS	44,143,005	—	—	44,143,005

Investment Funds
United States	—	—	6,337,798	6,337,798

TOTAL INVESTMENT FUNDS	—	—	6,337,798	6,337,798

Short-Term Investments	$40,481,835	$94,266,150	$—	$134,747,985
Purchased Options	234,230	—	—	234,230

Total Investments	239,868,616	127,333,215	9,303,246	376,505,077

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	4,541,817	—	4,541,817
Futures Contracts
Equity Risk	258,156	287,267	—	545,423
Interest Rate Risk	8,144	—	—	8,144
Swap Contracts
Interest Rate Risk	—	663,783	—	663,783
Physical Commodity Contract Risk	—	33,095	—	33,095

Total	$240,134,916	$132,859,177	$9,303,246	$382,297,339

Liability Valuation Inputs
Common Stocks
France	$—	$(3,799,739)	$—	$(3,799,739)
Hong Kong	—	(198,251)	—	(198,251)
Ireland	—	(5,639,584)	—	(5,639,584)
United Kingdom	(16,253,639)	(2,867,770)	—	(19,121,409)
United States	(35,091,544)	—	—	(35,091,544)

TOTAL COMMON STOCKS	(51,345,183)	(12,505,344)	—	(63,850,527)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(5,975,948)	—	(5,975,948)

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Futures Contracts
Equity Risk	$(5,144,121)	$(141,110)	$—		$(5,285,231)
Interest Rate Risk	(12,121)	—	—		(12,121)
Written Options
Equity Risk	(200,974)	(45,141)	—		(246,115)
Swap Contracts
Interest Rate Risk	—	(1,024,335)	—		(1,024,335)

Total	$(56,702,399)	$(19,691,878)	$—		$(76,394,277)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$7,400,617,730	$—	$—		$7,400,617,730
Short-Term Investments	4,715,440	—	—		4,715,440

Total Investments	7,405,333,170	—	—		7,405,333,170

Total	$7,405,333,170	$—	$—		$7,405,333,170

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$22,496,234	$—		$22,496,234
Austria	—	245,608	—		245,608
Belgium	—	8,466,667	—		8,466,667
Brazil	877,450	28,692,314	—		29,569,764
Canada	34,878,086	—	—		34,878,086
Chile	2,804,760	1,321,793	—		4,126,553
China	16,968,440	233,899,486	87,193		250,955,119
Colombia	15,326	—	—		15,326
Cyprus	274,717	—	—		274,717
Czech Republic	—	63,547	—		63,547
Denmark	—	810,543	—		810,543
Finland	—	2,435,623	—		2,435,623
France	6,252,774	56,967,177	—		63,219,951
Germany	—	36,938,019	—		36,938,019
Greece	—	425,486	0	§	425,486
Hong Kong	—	13,573,361	—		13,573,361
Hungary	—	1,599,411	—		1,599,411
India	3,774,840	24,892,342	—		28,667,182
Indonesia	—	2,452,448	—		2,452,448
Ireland	2,823,648	5,197,014	—		8,020,662
Israel	—	620,923	—		620,923
Italy	—	35,683,466	—		35,683,466
Japan	—	154,901,539	—		154,901,539
Malaysia	—	7,843,653	—		7,843,653
Mexico	16,140,499	—	—		16,140,499
Netherlands	—	46,391,139	—		46,391,139
New Zealand	—	956,914	—		956,914
Norway	277,552	15,260,275	—		15,537,827
Pakistan	—	532,450	—		532,450
Peru	181,500	—	—		181,500
Philippines	—	1,146,900	—		1,146,900
Poland	—	12,496,894	—		12,496,894
Portugal	—	21,020,777	—		21,020,777
Qatar	—	824,514	—		824,514
Russia	459,703	73,471,623	—		73,931,326
Singapore	—	30,631,090	—		30,631,090
South Africa	—	23,333,296	—		23,333,296
South Korea	3,243,795	64,663,859	91,512		67,999,166
Spain	—	44,420,302	—		44,420,302
Sweden	—	27,105,548	—		27,105,548

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Switzerland	$—	$32,221,107	$—	$32,221,107
Taiwan	2,394,953	95,076,846	—	97,471,799
Thailand	—	5,205,653	—	5,205,653
Turkey	—	17,624,593	—	17,624,593
United Arab Emirates	—	2,239,926	—	2,239,926
United Kingdom	11,893,602	108,633,550	—	120,527,152
United States	191,589,110	8,905	—	191,598,015
Vietnam	—	205,235	—	205,235

TOTAL COMMON STOCKS	294,850,755	1,262,998,050	178,705	1,558,027,510

Preferred Stocks
Brazil	—	8,430,604	—	8,430,604
Colombia	68,805	—	—	68,805
Germany	—	3,223,477	—	3,223,477
Russia	—	6,207,612	—	6,207,612
South Korea	—	15,517,092	—	15,517,092
Taiwan	—	44,969	—	44,969

TOTAL PREFERRED STOCKS	68,805	33,423,754	—	33,492,559

Rights/Warrants
Singapore	0 §	—	—	0 §
Investment Funds
United States	13,904,073	—	—	13,904,073

TOTAL INVESTMENT FUNDS	13,904,073	—	—	13,904,073

Debt Obligations
United States	178,921,032	5,946,152	—	184,867,184

TOTAL DEBT OBLIGATIONS	178,921,032	5,946,152	—	184,867,184

Mutual Funds
United States	648,328,450	—	—	648,328,450

TOTAL MUTUAL FUNDS	648,328,450	—	—	648,328,450

Total Investments	1,136,073,115	1,302,367,956	178,705	2,438,619,776

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,341,316	—	2,341,316
Futures Contracts
Equity Risk	206,279	18,888	—	225,167
Swap Contracts
Equity Risk	—	101,517	—	101,517
Interest Rate Risk	—	1,709,215	—	1,709,215

Total	$1,136,279,394	$1,306,538,892	$178,705	$2,442,996,991

Liability Valuation Inputs
Common Stocks
Austria	$—	$(1,759,278)	$—	$(1,759,278)
Brazil	(2,760,220)	—	—	(2,760,220)
Canada	(755,719)	—	—	(755,719)
Denmark	—	(3,730,083)	—	(3,730,083)
Finland	—	(1,294,044)	—	(1,294,044)
France	—	(1,115,143)	—	(1,115,143)
Germany	—	(3,923,357)	—	(3,923,357)
Israel	(2,245,533)	—	—	(2,245,533)
Japan	—	(8,169,691)	—	(8,169,691)
Netherlands	—	(430,501)	—	(430,501)
Norway	—	(146,807)	—	(146,807)
Singapore	—	(73,603)	—	(73,603)
Spain	—	(1,606,883)	—	(1,606,883)
Sweden	—	(607,607)	—	(607,607)
Switzerland	—	(46,327)	—	(46,327)
United Kingdom	—	(1,183,982)	—	(1,183,982)
United States	(1,491,301)	—	—	(1,491,301)

TOTAL COMMON STOCKS	(7,252,773)	(24,087,306)	—	(31,340,079)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(12,108,582)	$—	$(12,108,582)
Futures Contracts
Equity Risk	(50,283,738)	(57,647,081)	—	(107,930,819)
Swap Contracts
Credit Risk	—	(319,758)	—	(319,758)
Equity Risk	—	(624,352)	—	(624,352)
Interest Rate Risk	—	(349,279)	—	(349,279)

Total	$(57,536,511)	$(95,136,358)	$—	$(152,672,869)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,299,811,530	$—	$—	$1,299,811,530
Debt Obligations
Asset-Backed Securities	—	30,768	—	30,768

TOTAL DEBT OBLIGATIONS	—	30,768	—	30,768

Short-Term Investments	10,923,487	—	—	10,923,487

Total Investments	1,310,735,017	30,768	—	1,310,765,785

Total	$1,310,735,017	$30,768	$—	$1,310,765,785

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(6,856,232)	$—	$—	$(6,856,232)

Total	$(6,856,232)	$—	$—	$(6,856,232)

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$66,190,769	$—	$—	$66,190,769
Short-Term Investments	55,108	—	—	55,108

Total Investments	66,245,877	—	—	66,245,877

Total	$66,245,877	$—	$—	$66,245,877

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,393,580,291	$—	$—	$1,393,580,291
Short-Term Investments	499,740	—	—	499,740

Total Investments	1,394,080,031	—	—	1,394,080,031

Total	$1,394,080,031	$—	$—	$1,394,080,031

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$65,777,911	$—	$65,777,911
Austria	—	807,779	—	807,779
Belgium	—	18,663,214	—	18,663,214
Brazil	841,823	77,061,585	—	77,903,408
Canada	89,986,090	—	—	89,986,090
Chile	7,659,949	2,780,079	—	10,440,028
China	80,664,608	778,905,539	177,603	859,747,750
Colombia	83,110	—	—	83,110
Czech Republic	—	465,280	—	465,280
Denmark	—	2,963,944	—	2,963,944
Finland	—	5,967,360	—	5,967,360
France	10,322,697	170,006,619	—	180,329,316

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$9,117,122	$89,507,734	$—	$98,624,856
Greece	—	1,744,641	—	1,744,641
Hong Kong	—	36,208,870	—	36,208,870
Hungary	—	4,228,672	—	4,228,672
India	8,818,872	78,445,248	—	87,264,120
Indonesia	—	12,900,106	—	12,900,106
Ireland	8,204,016	39,599,145	—	47,803,161
Israel	—	630,981	—	630,981
Italy	—	92,085,697	—	92,085,697
Japan	—	407,220,004	—	407,220,004
Malaysia	—	17,723,227	—	17,723,227
Mexico	50,771,350	—	—	50,771,350
Netherlands	—	126,097,748	—	126,097,748
New Zealand	—	1,684,743	—	1,684,743
Norway	637,274	35,430,821	—	36,068,095
Pakistan	—	3,256,177	—	3,256,177
Philippines	—	5,730,141	—	5,730,141
Poland	—	57,706,378	—	57,706,378
Portugal	—	54,740,071	—	54,740,071
Qatar	—	9,671,476	—	9,671,476
Russia	4,591,215	300,989,603	—	305,580,818
Singapore	—	84,703,386	—	84,703,386
South Africa	—	80,129,300	—	80,129,300
South Korea	11,338,615	185,165,410	192,792	196,696,817
Spain	—	109,637,756	—	109,637,756
Sweden	—	62,599,846	—	62,599,846
Switzerland	—	82,195,307	—	82,195,307
Taiwan	18,669,913	357,236,158	—	375,906,071
Thailand	—	17,930,342	—	17,930,342
Turkey	—	44,775,629	—	44,775,629
United Arab Emirates	—	7,675,825	—	7,675,825
United Kingdom	63,061,542	279,577,704	—	342,639,246
United States	740,048,703	707,091	17,665,056	758,420,850
Vietnam	—	1,407,576	—	1,407,576

TOTAL COMMON STOCKS	1,104,816,899	3,812,742,123	18,035,451	4,935,594,473

Preferred Stocks
Brazil	—	21,225,054	—	21,225,054
Colombia	452,994	—	—	452,994
Germany	—	7,700,685	—	7,700,685
Russia	—	26,171,713	—	26,171,713
South Korea	—	48,326,957	—	48,326,957
Taiwan	—	508,245	—	508,245

TOTAL PREFERRED STOCKS	452,994	103,932,654	—	104,385,648

Rights/Warrants
United States	971,866	—	430,926	1,402,792

TOTAL RIGHTS/WARRANTS	971,866	—	430,926	1,402,792

Investment Funds
United States	35,531,425	—	26,837,717	62,369,142

TOTAL INVESTMENT FUNDS	35,531,425	—	26,837,717	62,369,142

Debt Obligations
Brazil	—	5,297,119	—	5,297,119
Israel	—	6,484,281	—	6,484,281
Italy	—	1,449,638	—	1,449,638
Jamaica	—	2,794,985	—	2,794,985
Luxembourg	—	—	3,826,859	3,826,859
Netherlands	—	6,049,257	—	6,049,257
Puerto Rico	—	11,744,974	—	11,744,974
Saint Lucia	—	4,234,578	4,585,231	8,819,809
United Kingdom	—	5,060,912	5,221,713	10,282,625

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations (continued)
United States	$715,128,466	$178,709,313	$54,626,748	$948,464,527

TOTAL DEBT OBLIGATIONS	715,128,466	221,825,057	68,260,551	1,005,214,074

Mutual Funds
United States	22,208,292	—	—	22,208,292

TOTAL MUTUAL FUNDS	22,208,292	—	—	22,208,292

Short-Term Investments	57,622,755	136,153,655	—	193,776,410
Purchased Options	718,680	—	—	718,680

Total Investments	1,937,451,377	4,274,653,489	113,564,645	6,325,669,511

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	14,786,722	—	14,786,722
Futures Contracts
Equity Risk	5,345,382	47,298	—	5,392,680
Interest Rate Risk	41,419	—	—	41,419
Physical Commodity Contract Risk	2,247,844	—	—	2,247,844
Swap Contracts
Credit Risk	—	9,083	—	9,083
Equity Risk	—	473,342	—	473,342
Interest Rate Risk	—	1,913,918	—	1,913,918

Total	$1,945,086,022	$4,291,883,852	$113,564,645	$6,350,534,519

Liability Valuation Inputs
Common Stocks
Austria	$—	$(4,682,356)	$—	$(4,682,356)
Brazil	(6,942,524)	—	—	(6,942,524)
Canada	(2,990,673)	—	—	(2,990,673)
Denmark	—	(10,477,885)	—	(10,477,885)
Finland	—	(3,243,394)	—	(3,243,394)
France	—	(13,791,927)	—	(13,791,927)
Germany	—	(10,191,233)	—	(10,191,233)
Hong Kong	—	(829,638)	—	(829,638)
Ireland	—	(25,263,305)	—	(25,263,305)
Israel	(4,046,406)	—	—	(4,046,406)
Japan	—	(17,403,666)	—	(17,403,666)
Netherlands	—	(1,058,308)	—	(1,058,308)
New Zealand	—	(8,907)	—	(8,907)
Norway	—	(51,176)	—	(51,176)
Singapore	—	(132,059)	—	(132,059)
Spain	—	(2,915,382)	—	(2,915,382)
Sweden	—	(1,528,415)	—	(1,528,415)
Switzerland	—	(86,519)	—	(86,519)
United Kingdom	(54,002,609)	(14,292,188)	—	(68,294,797)
United States	(114,555,403)	—	—	(114,555,403)

TOTAL COMMON STOCKS	(182,537,615)	(105,956,358)	—	(288,493,973)

Debt Obligations
United States	—	(9,026,298)	—	(9,026,298)

TOTAL DEBT OBLIGATIONS	—	(9,026,298)	—	(9,026,298)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(48,829,903)	—	(48,829,903)
Futures Contracts
Equity Risk	(132,414,377)	(142,092,004)	—	(274,506,381)
Interest Rate Risk	(59,035)	—	—	(59,035)
Physical Commodity Contract Risk	(128,453)	—	—	(128,453)
Written Options
Equity Risk	(1,710,102)	—	—	(1,710,102)
Swap Contracts
Credit Risk	—	(611,037)	—	(611,037)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contracts (continued)
Equity Risk	$—	$(2,023,709)	$—	$(2,023,709)
Interest Rate Risk	—	(3,035,089)	—	(3,035,089)

Total	$(316,849,582)	$(311,574,398)	$—	$(628,423,980)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$269,142,544	$—	$—	$269,142,544
Short-Term Investments	126,980	—	—	126,980

Total Investments	269,269,524	—	—	269,269,524

Total	$269,269,524	$—	$—	$269,269,524

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$689,608,215	$—	$—	$689,608,215
Short-Term Investments	257,034	—	—	257,034

Total Investments	689,865,249	—	—	689,865,249

Total	$689,865,249	$—	$—	$689,865,249

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$317,369,800	$—	$—	$317,369,800
U.S. Government Agency	9,000,997	—	—	9,000,997

TOTAL DEBT OBLIGATIONS	326,370,797	—	—	326,370,797

Short-Term Investments	9,659,909	1,281,052	—	10,940,961

Total Investments	336,030,706	1,281,052	—	337,311,758

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,248,949	—	3,248,949
Futures Contracts
Equity Risk	708,833	806,212	—	1,515,045
Interest Rate Risk	19,702	—	—	19,702
Physical Commodity Contract Risk	1,546,621	—	—	1,546,621

Total	$338,305,862	$5,336,213	$—	$343,642,075

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,830,895)	$—	$(1,830,895)
Futures Contracts
Equity Risk	(1,877,250)	(367,988)	—	(2,245,238)
Interest Rate Risk	(38,102)	—	—	(38,102)
Physical Commodity Contract Risk	(106,735)	—	—	(106,735)

Total	$(2,022,087)	$(2,198,883)	$—	$(4,220,970)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Israel	$15,785,430	$—	$—	$15,785,430
New Zealand	—	14,327,004	—	14,327,004
United Kingdom	—	14,917,642	—	14,917,642
United States	222,831,328	—	—	222,831,328

TOTAL COMMON STOCKS	238,616,758	29,244,646	—	267,861,404

Short-Term Investments	53,908,335	294	—	53,908,629

Total Investments	292,525,093	29,244,940	—	321,770,033

Total	$292,525,093	$29,244,940	$—	$321,770,033

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,533,886	$—		$1,533,886
Belgium	—	313,586	—		313,586
Brazil	—	1,097,382	—		1,097,382
Canada	2,209,181	—	—		2,209,181
China	—	3,493,386	—		3,493,386
Denmark	—	65,280	—		65,280
Finland	—	638,415	—		638,415
France	326,840	3,848,761	—		4,175,601
Germany	—	4,220,899	—		4,220,899
Hong Kong	—	1,550,068	—		1,550,068
India	16,032	54,601	—		70,633
Ireland	102,912	964,478	—		1,067,390
Italy	—	3,854,796	—		3,854,796
Japan	—	15,706,146	—		15,706,146
Malaysia	—	91,658	—		91,658
Malta	—	—	0	§	0	§
Mexico	550,684	—	—		550,684
Netherlands	—	5,165,791	—		5,165,791
New Zealand	—	1,312	—		1,312
Norway	—	1,357,061	—		1,357,061
Philippines	—	15,862	—		15,862
Poland	—	60,288	—		60,288
Portugal	—	2,182,625	—		2,182,625
Russia	—	1,628,807	—		1,628,807
Singapore	—	2,810,081	—		2,810,081
South Africa	—	292,426	—		292,426
South Korea	475,475	1,456,451	—		1,931,926
Spain	—	5,356,139	—		5,356,139
Sweden	—	2,801,227	—		2,801,227
Switzerland	—	1,016,246	—		1,016,246
Taiwan	—	1,111,533	—		1,111,533
Turkey	—	288,496	—		288,496
United Kingdom	537,072	12,380,613	—		12,917,685
United States	52,053,573	—	—		52,053,573

TOTAL COMMON STOCKS	56,271,769	75,358,300	0	§	131,630,069

Preferred Stocks
Brazil	—	160,518	—		160,518
Germany	—	109,238	—		109,238
Russia	—	81,010	—		81,010
South Korea	—	40,486	—		40,486

TOTAL PREFERRED STOCKS	—	391,252	—		391,252

Rights/Warrants
Japan	—	—	0	§	0	§
New Zealand	—	1,786	—		1,786

TOTAL RIGHTS/WARRANTS	—	1,786	0	§	1,786

Debt Obligations
United States	3,620,390	30,259,656	—		33,880,046

TOTAL DEBT OBLIGATIONS	3,620,390	30,259,656	—		33,880,046

Mutual Funds
United States	585,163,386	—	—		585,163,386

TOTAL MUTUAL FUNDS	585,163,386	—	—		585,163,386

Short-Term Investments	597,062	—	—		597,062

Total Investments	645,652,607	106,010,994	0	§	751,663,601

Derivatives^
Swap Contracts
Equity Risk	—	16,910	—		16,910

Total	$645,652,607	$106,027,904	$0	§	$751,680,511

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs
Common Stocks
Austria	$—	$(61,099)	$—	$(61,099)
Brazil	(88,844)	—	—	(88,844)
Canada	(266,157)	—	—	(266,157)
Denmark	—	(1,370,272)	—	(1,370,272)
Germany	—	(792,775)	—	(792,775)
Japan	—	(531,567)	—	(531,567)
Netherlands	—	(88,083)	—	(88,083)
Spain	—	(1,290)	—	(1,290)
Switzerland	—	(253,486)	—	(253,486)
United Kingdom	(47,144)	(85,634)	—	(132,778)
United States	(9,594,914)	—	—	(9,594,914)

TOTAL COMMON STOCKS	(9,997,059)	(3,184,206)	—	(13,181,265)

Derivatives^
Futures Contracts
Equity Risk	(5,858,509)	—	—	(5,858,509)
Swap Contracts
Equity Risk	—	(142,977)	—	(142,977)

Total	$(15,855,568)	$(3,327,183)	$—	$(19,182,751)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2020.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Alternative Allocation Fund and Implementation Fund’s Level 3 holdings also includes a common stock which is valued based on expected proceeds to be received post-merger. In addition, Implementation Fund’s Level 3 holdings also include two common stocks which are priced at the average of broker bids. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2020.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2020
Consolidated Alternative Allocation Fund
Common Stocks
United States	$—	$2,683,304	$—	$—	$—	$282,144	$—	$—	$2,965,448	$282,144
Investment Funds
United States	2,667,600	3,523,068	—	—	—	147,130	—	—	6,337,798	147,130

Total Investments	$2,667,600	$6,206,372	$—	$—	$—	$429,274	$—	$—	$9,303,246	429,274

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of May 31, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2020
Consolidated Implementation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$177,603	‡	$—	$177,603	$—
South Korea	—	—	—	—	—	—	192,792	‡	—	192,792	—
United States	9,521,813	11,217,309	(2,326,544)	—	109,513	(857,035)	—		—	17,665,056	(857,035)
Rights/Warrants
United States	430,926	—	—	—	—	—	—		—	430,926	—
Investment Funds
United States	29,566,080	3,005,316	(5,701,050)	—	1,495,949	(1,528,578)	—		—	26,837,717	(1,528,578)
Debt Obligations
Bank Loans
Luxembourg	7,763,747	—	(2,625,750)	22,988	(113,276)	(1,220,850)	—		—	3,826,859	(1,292,927)
Saint Lucia	1,925,000	2,790,550	(5,625)	20,678	—	(145,372)	—		—	4,585,231	(145,372)
United Kingdom	—	4,477,646	—	22,144	—	721,923	—		—	5,221,713	721,923
United States	67,533,991	23,443,545	(34,879,448)	364,132	(11,573,958)	(2,722,831)	12,461,317	‡	—	54,626,748	(3,897,865)

Total Investments	$116,741,557	$44,934,366	$(45,538,417)#	$429,942	$(10,081,772)	$(5,752,743)	$12,831,712		$—	$113,564,645	$(6,999,854)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $11,694,609 of proceeds received from partial calls and/or principal paydowns as applicable.

For Funds with material Level 3 investments, the following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2020.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Alternative Allocation Fund
Common Stock	2,965,448	Fair Value	Corporate Action Election Terms	N/A (N/A)

Implementation Fund
Common Stock	9,761,840	Fair Value	Corporate Action Election Terms	N/A (N/A)
Common Stock	2,315,780	Fair Value	Discount Rate	30-50% (37.05%)
Common Stock	2,836,061	Fair Value	Most Relevant Broker Quote	$4.5-8 ($5.19)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2020, the value of these securities and/or derivatives for Alternative Allocation Fund and Implementation Fund was $6,337,798 and $98,650,964, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$13,595,699	$6,500,000	$—	$—		$—	$—	$(1,094,086)	$19,001,613
GMO International Equity Fund, Class IV	9,097,096	4,970,000	—	—		—	—	(567,987)	13,499,109
GMO Resources Fund, Class IV	6,568,271	4,300,000	—	—		—	—	774,012	11,642,283

Totals	$29,261,066	$15,770,000	$—	$—		$—	$—	$(888,061)	$44,143,005

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$264,983,913	$—	$10,558,885	$—		$—	$(454,601)	$(23,011,977)	$230,958,450
GMO High Yield Fund, Class VI	110,184,438	—	—	—		—	—	(3,647,027)	106,537,411
GMO Implementation Fund	7,114,226,325	367,154,085	668,395,778	—		—	(96,024,352)	(466,370,284)	6,250,589,996
GMO Opportunistic Income Fund, Class VI	446,590,600	—	53,678,303	—		—	1,134,250	(14,168,973)	379,877,574
GMO SGM Major Markets Fund, Class VI	664,643,917	—	469,333,785	—		—	(44,867,850)	61,427,958	211,870,240
GMO Special Opportunities Fund, Class VI	195,830,895	50,000,000	110,376,516	—		—	(23,876,250)	109,205,930	220,784,059

Totals	$8,796,460,088	$417,154,085	$1,312,343,267	$—		$—	$(164,088,803)	$(336,564,373)	$7,400,617,730

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$88,839,361	$—	$—	$—		$—	$—	$(8,058,582)	$80,780,779
GMO Emerging Markets Fund, Class VI	277,719,859	—	15,000,000	—		—	41,974	(17,237,828)	245,524,005
GMO Opportunistic Income Fund, Class VI	174,387,661	—	14,000,000	—		—	330,653	(5,628,682)	155,089,632
GMO SGM Major Markets Fund, Class VI	119,656,426	59,000,000	124,118,061	—		—	(425,095)	4,942,233	59,055,503
GMO Special Opportunities Fund, Class VI	81,623,064	12,100,000	33,616,000	—		—	(10,665,849)	48,509,546	97,950,761
GMO U.S. Treasury Fund	1,849,041	55,583,036	47,547,404	—	**	—	46,770	(3,673)	9,927,770

Totals	$744,075,412	$126,683,036	$234,281,465	$—		$—	$(10,671,547)	$22,523,014	$648,328,450

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$162,822,665	$7,264,935	$37,200,730	$—		$—	$(1,773,627)	$(1,558,155)	$129,555,088
GMO Asset Allocation Bond Fund, Class VI	122,351,825	4,478,052	43,310,257	—		—	387,324	420,840	84,327,784
GMO Core Plus Bond Fund, Class IV	234,253,275	7,995,219	62,424,884	—		—	3,884,665	(1,747,949)	181,960,326
GMO Cyclical Focus Fund, Class VI	—	38,860,000	—	—		—	—	3,536,260	42,396,260
GMO Emerging Country Debt Fund, Class IV	57,278,855	1,179,020	7,470,000	—		—	284,899	(4,953,278)	46,319,496
GMO Emerging Markets Fund, Class VI	306,807,240	7,125,691	33,446,851	—		—	6,830,990	(25,888,653)	261,428,417
GMO International Equity Fund, Class IV	375,344,309	58,559,086	119,882,819	—		—	(1,332,945)	(20,257,769)	292,429,862
GMO Opportunistic Income Fund, Class VI	33,470,164	—	5,822,936	—		—	243,528	(1,109,598)	26,781,158
GMO Quality Fund, Class VI	29,476,103	—	3,955,714	—		—	225,066	790,270	26,535,725
GMO Risk Premium Fund, Class VI	31,514,461	639,165	13,772,747	90,479		548,686	(3,393,243)	(1,117,664)	13,869,972
GMO U.S. Equity Fund, Class VI	116,800,239	6,624,572	19,077,349	—		—	(854,769)	3,512,186	107,004,879
GMO U.S. Small Cap Value Fund, Class VI	86,440,407	9,177,243	7,241,237	—		—	157,523	(9,831,580)	78,702,356
GMO U.S. Treasury Fund	725,851	32,223,591	24,493,958	3,502		—	47,541	(2,818)	8,500,207

Totals	$1,557,285,394	$174,126,574	$378,099,482	$93,981		$548,686	$4,706,952	$(58,207,908)	$1,299,811,530

Global Developed Equity Allocation Fund
GMO Cyclical Focus Fund, Class VI	$—	$3,110,000	$—	$—		$—	$—	$283,010	$3,393,010
GMO Emerging Markets Fund, Class VI	7,608,658	—	701,371	—		—	53,925	(579,205)	6,382,007
GMO International Equity Fund, Class IV	36,181,574	—	2,503,318	—		—	(434,349)	(1,912,339)	31,331,568
GMO Quality Fund, Class VI	9,214,489	—	1,312,995	—		—	(28,093)	244,658	8,118,059
GMO U.S. Equity Fund, Class VI	13,571,810	—	3,731,676	—		—	(1,082,392)	1,132,300	9,890,042
GMO U.S. Small Cap Value Fund, Class VI	6,770,087	1,031,920	129,805	—		—	(63,018)	(533,101)	7,076,083

Totals	$73,346,618	$4,141,920	$8,379,165	$—		$—	$(1,553,927)	$(1,364,677)	$66,190,769

Global Equity Allocation Fund
GMO Cyclical Focus Fund, Class VI	$—	$66,600,000	$—	$—		$—	$—	$6,060,600	$72,660,600
GMO Emerging Markets Fund, Class VI	405,390,168	564,706	25,332,993	—		—	4,451,390	(30,015,848)	355,057,423
GMO International Equity Fund, Class IV	608,303,007	7,406,685	35,012,471	—		—	(1,699,714)	(35,103,985)	543,893,522
GMO Quality Fund, Class VI	197,661,153	886,826	15,598,790	—		—	152,141	6,904,477	190,005,807
GMO U.S. Equity Fund, Class VI	107,094,199	822,234	24,545,002	—		—	(1,095,406)	3,052,283	85,328,308
GMO U.S. Small Cap Value Fund, Class VI	137,186,837	24,018,979	2,945,972	—		—	385,869	(12,011,082)	146,634,631

Totals	$1,455,635,364	$100,299,430	$103,435,228	$—		$—	$2,194,280	$(61,113,555)	$1,393,580,291

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$6,103,201	$151,347,480	$135,352,363	$—	**	$—	$121,961	$(11,987)	$22,208,292

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$30,679,613	$760,471	$2,835,487	$—	$—	$122,265	$(2,197,459)	$26,529,403
GMO International Equity Fund, Class IV	266,698,094	2,252,660	9,853,113	—	—	(1,475,275)	(15,009,225)	242,613,141

Totals	$297,377,707	$3,013,131	$12,688,600	$—	$—	$(1,353,010)	$(17,206,684)	$269,142,544

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$306,462,975	$1,280,961	$49,917,158	$—	$—	$5,190,167	$(26,692,873)	$236,324,072
GMO International Equity Fund, Class IV	550,104,514	8,466,251	68,016,964	—	—	(6,427,688)	(30,841,970)	453,284,143

Totals	$856,567,489	$9,747,212	$117,934,122	$—	$—	$(1,237,521)	$(57,534,843)	$689,608,215

Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$67,321,337	$—	$15,686,119	$—	$—	$285,462	$115,488	$52,036,168
GMO Emerging Country Debt Fund, Class IV	27,054,909	—	—	—	—	—	(2,454,140)	24,600,769
GMO Emerging Markets Fund, Class VI	182,753,835	—	—	—	—	—	(11,017,925)	171,735,910
GMO International Equity Fund, Class IV	198,303,123	16,791,651	25,650,000	—	—	(6,670,446)	(4,593,594)	178,180,734
GMO Opportunistic Income Fund, Class VI	21,226,892	—	2,653,377	—	—	117,157	(687,868)	18,002,804
GMO Quality Fund, Class VI	57,387,212	—	12,535,000	—	—	(756,985)	839,635	44,934,862
GMO U.S. Equity Fund, Class VI	28,351,515	—	1,395,000	—	—	(658,901)	1,265,333	27,562,947
GMO U.S. Small Cap Value Fund, Class VI	53,392,571	5,320,054	—	—	—	—	(5,603,903)	53,108,722
GMO U.S. Treasury Fund	5,804,477	27,707,215	18,549,813	7,772	—	50,142	(11,551)	15,000,470

Totals	$641,595,871	$49,818,920	$76,469,309	$7,772	$—	$(7,633,571)	$(22,148,525)	$585,163,386

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through May 31, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $14,290 and $36,759 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

Subsequent events

Effective June 30, 2020, GMO Special Opportunities Fund no longer charges a purchase premium or redemption fee.

Subsequent to May 31, 2020, GMO Special Opportunities Fund received redemption requests in the amount of $143,407,252.

GMO received notification from an investor of their intention to redeem approximately $104,000,000 from GMO International Developed Equity Allocation Fund at the end of July 2020.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.